UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Buyback AchieversTM Portfolio (PKW)

PowerShares Dividend AchieversTM Portfolio (PFM)

PowerShares Financial Preferred Portfolio (PGF)

PowerShares High Yield Equity Dividend
AchieversTM Portfolio (PEY)

PowerShares International Dividend
AchieversTM Portfolio (PID)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio (PKW)	18

PowerShares Dividend AchieversTM Portfolio (PFM)	20

PowerShares Financial Preferred Portfolio (PGF)	23

PowerShares High Yield Equity Dividend AchieversTM Portfolio (PEY)	24

PowerShares International Dividend AchieversTM Portfolio (PID)	25

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	35

Report of Independent Registered Public Accounting Firm	45

Tax Information	46

Trustees and Officers	47

Board Considerations Regarding Continuation of Investment Advisory Agreement	54

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

2

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Manager's Analysis

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Share BuyBack AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 22.34%. Over this same year, the Index returned 23.11%, while the S&P 500® Index returned 17.24% and the Russell 3000® Value Index returned 15.17%. The Fund benefited from positive performance of securities of companies in consumer discretionary and health care.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Health Care	26.9
Consumer Discretionary	23.3
Information Technology	22.9
Consumer Staples	11.9
Financials	8.0
Industrials	6.0
Materials	0.9
Money Market Fund	0.1
Utilities	0.1
Telecommunication Services	0.0
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	43.1
Large-Cap Growth	32.9
Mid-Cap Growth	9.6
Mid-Cap Value	9.4
Small-Cap Value	2.7
Small-Cap Growth	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Wal-Mart Stores, Inc.	5.0
International Business Machines Corp.	5.0
Hewlett-Packard Co.	4.9
UnitedHealth Group, Inc.	4.3
Amgen, Inc.	4.2
Bristol-Myers Squibb Co.	3.8
Texas Instruments, Inc.	3.3
Time Warner, Inc.	3.3
Walgreen Co.	3.1
DIRECTV, Class A	3.1
Total	40.0

4

Manager's Analysis (Continued)

PowerShares Buyback AchieversTM Portfolio (ticker: PKW)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Share BuyBack AchieversTM Index	23.11%	8.09%	3.56%	16.48%
Russell 3000® Value Index	15.17%	0.39%	-0.95%	-4.07%
S&P 500® Index	17.24%	1.74%	1.24%	5.50%
Fund
Net Asset Value ("NAV") Return	22.34%	7.42%	2.82%	12.90%
Share Price Return	22.29%	7.43%	2.78%	12.72%

Fund Inception: December 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.97%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 1.00%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,957 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Broad Dividend AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 18.39%. Over this same year, the Index returned 18.49%, while the S&P 500® Index returned 17.24% and the Russell 3000® Value Index returned 15.17%. The Fund benefited from positive performance of securities of companies in energy and consumer staples sectors. Fund performance was positive for securities of companies within each sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Consumer Staples	25.7
Energy	16.8
Industrials	13.5
Health Care	11.1
Consumer Discretionary	7.2
Information Technology	6.3
Financials	6.0
Telecommunication Services	5.8
Materials	4.1
Utilities	3.5
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	44.3
Large-Cap Growth	40.7
Mid-Cap Value	6.4
Mid-Cap Growth	5.9
Small-Cap Value	2.0
Small-Cap Growth	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Wal-Mart Stores, Inc.	5.1
Johnson & Johnson	5.1
AT&T, Inc.	5.0
International Business Machines Corp.	5.0
Procter & Gamble Co. (The)	4.8
Exxon Mobil Corp.	4.8
Chevron Corp.	4.8
Coca-Cola Co. (The)	4.6
ConocoPhillips	3.4
PepsiCo, Inc.	3.3
Total	45.9

6

Manager's Analysis (Continued)

PowerShares Dividend AchieversTM Portfolio (ticker: PFM)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Broad Dividend AchieversTM Index	18.49%	0.64%	2.01%	2.99%	18.03%
S&P 500® Index	17.24%	1.74%	2.95%	4.12%	25.71%
Russell 3000® Value Index	15.17%	0.39%	1.47%	3.31%	20.29%
Fund
Net Asset Value ("NAV") Return	18.39%	0.55%	1.77%	2.71%	16.21%
Share Price Return	18.39%	0.55%	1.76%	2.71%	16.21%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.60%, while the Fund's gross total expense ratio was determined to be 0.61%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Value Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,957 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Financial Preferred Portfolio (ticker: PGF)

The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 15.57%. Over this same year the Index returned 16.94% while the S&P Preferred Stock Index returned 12.59% and the S&P 500® Index returned 17.24%. Because the Index does not comply with the tax diversification requirements to which the Fund must adhere, the Fund may not be able to invest in all of the stocks comprising the Index in proportion to their weightings in the Index at all times, which contributed to the difference between the Fund and the Index performance, beyond regular Fund expenses, can be attributed to the Fund's sampling methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Banks	66.6
Insurance	27.0
Diversified Financial Services	6.3
Other assets less liabilities	0.1

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	58.0
Mid-Cap Value	34.0
Large-Cap Value	8.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
HSBC Holdings PLC, 8.00%	9.8
Bank of America Corp., 8.20%	7.6
HSBC Holdings PLC, 8.13%	5.7
ING Groep NV, 8.50%	5.6
Bank of America Corp., 8.63%	4.9
Wells Fargo & Co., 8.00%	4.7
JPMorgan Chase & Co., 8.63%	4.4
Credit Suisse Guernsey, 7.90%	4.3
MetLife, Inc., 6.50%	4.3
ING Groep NV, 7.38%	4.1
Total	55.4

8

Manager's Analysis (Continued)

PowerShares Financial Preferred Portfolio (ticker: PGF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Wells Fargo® Hybrid & Preferred Securities Financial Index	16.94%	5.36%	2.44%	11.23%
S&P Preferred Stock Index	12.59%	5.28%	3.15%	14.70%
S&P 500® Index	17.24%	1.74%	1.54%	6.98%
Fund
Net Asset Value ("NAV") Return	15.57%	4.24%	1.02%	4.56%
Share Price Return	15.97%	4.12%	0.87%	3.87%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.65%. In the Financial Highlights section of this Shareholder Report, the Fund's net and gross total operating expense ratios were determined to be 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Preferred Stock Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 224 preferred stocks and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Mergent Dividend AchieversTM 50 Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 11.91%. Over this same year, the Index returned 10.71%, while the Dow Jones U.S. Select Dividend Index returned 17.71%, the S&P Citigroup Large Cap Value Index returned 15.52% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in utilities and telecommunication services sectors. Fund performance was positive for securities of companies within each sector for the reporting period.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Electric	20.3
Gas	13.5
Insurance	9.9
Banks	8.0
Telecommunications	6.1
Agriculture	5.0
Savings & Loans	4.0
Household Products/Wares	3.6
Healthcare-Products	3.3
Office/Business Equipment	2.6
Pipelines	2.6
Miscellaneous Manufacturing	2.3
Water	2.0
Pharmaceuticals	1.9
Food	1.8
Chemicals	1.7
Commerical Services	1.6
Distribution/Wholesale	1.6
Iron/Steel	1.5
Oil & Gas	1.5
Packaging & Containers	1.5
Environmental Control	1.4
Computers	1.4
Textiles	0.8
Other assets less liabilities	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
CenturyLink, Inc.	3.4
Mercury General Corp.	3.0
Altria Group, Inc.	2.8
AT&T, Inc.	2.7
PPL Corp.	2.7
Pitney Bowes, Inc.	2.6
Enterprise Products Partners LP	2.6
Old Republic International Corp.	2.6
Vectren Corp.	2.5
People's United Financial, Inc.	2.5
Total	27.4

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	35.2
Mid-Cap Value	26.5
Large-Cap Value	24.7
Mid-Cap Growth	8.5
Large-Cap Growth	3.4
Small-Cap Growth	1.7

10

Manager's Analysis (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio (ticker: PEY)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Mergent Dividend AchieversTM 50 Index	10.71%	-3.80%	-6.54%	-4.34%	-24.66%
Dow Jones U.S. Select Dividend Index	17.71%	1.82%	1.18%	2.57%	17.71%
S&P Citigroup Large Cap Value Index	15.52%	-0.58%	1.00%	3.53%	24.97%
S&P 500® Index	17.24%	1.74%	2.95%	4.48%	32.50%
Fund
Net Asset Value ("NAV") Return	11.91%	-2.59%	-5.32%	-3.26%	-19.08%
Share Price Return	11.91%	-2.59%	-5.30%	-3.25%	-19.03%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.65%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.60%, while the Fund's gross total expense ratio was determined to be 0.62%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones U.S. Select Dividend Index, S&P Citigroup Large Cap Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 1,086 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the International Dividend AchieversTM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 21.95%. Over this same year, the Index returned 21.32%, while the Dow Jones EPAC Select Dividend Index returned 27.01%, the MSCI EAFE® Value Index returned 16.86% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in energy, telecommunication services and consumer staples sectors. Fund performance was positive for securities of companies within each sector. The Fund benefited from positive performance of securities of companies in Canada and the United Kingdom.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Telecommunication Services	24.7
Energy	17.5
Health Care	12.1
Consumer Staples	12.0
Financials	8.4
Consumer Discretionary	7.5
Utilities	5.9
Information Technology	4.7
Industrials	3.8
Materials	3.6
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	54.2
Large-Cap Growth	27.7
Mid-Cap Value	12.9
Mid-Cap Growth	2.6
Small-Cap Growth	1.5
Small-Cap Value	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Partner Communications Co. Ltd. ADR	5.0
Philippine Long Distance Telephone Co. ADR	4.0
Telefonica SA ADR	3.6
National Grid PLC ADR	3.3
Teekay LNG Partners LP	3.3
GlaxoSmithKline PLC ADR	3.1
AstraZeneca PLC ADR	3.0
Vodafone Group PLC ADR	2.6
British American Tobacco PLC ADR	2.5
Telefonos de Mexico SAB de CV, Series L ADR	2.5
Total	32.9

12

Manager's Analysis (Continued)

PowerShares International Dividend AchieversTM Portfolio (ticker: PID)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
International Dividend AchieversTM Index	21.32%	-2.03%	2.87%	5.04%	31.84%
Dow Jones EPAC Select Dividend Index	27.01%	1.24%	5.86%	8.63%	59.87%
MSCI EAFE® Value Index	16.86%	-3.60%	0.55%	4.56%	28.76%
S&P 500® Index	17.24%	1.74%	2.95%	4.12%	25.71%
Fund
Net Asset Value ("NAV") Return	21.95%	-1.62%	3.21%	5.35%	34.07%
Share Price Return	22.23%	-1.50%	3.25%	5.40%	34.38%

Fund Inception: September 15, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.57%. In the Financial Highlights section of this Shareholder Report, the Fund's net and gross total operating expense ratios were determined to be 0.58%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Dow Jones EPAC Select Dividend Index, MSCI EAFE® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100, 300 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback Achievers(TM) Portfolio	12/20/06	1097	451	35	8	1	2	1
PFM	PowerShares Dividend Achievers(TM) Portfolio	09/15/05	1416	711	66	15	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	1110	450	199	88	29	24	68
PEY	PowerShares High Yield Equity Dividend Achievers(TM) Portfolio	12/09/04	1609	610	54	8	6	0	1
PID	PowerShares International Dividend Achievers(TM) Portfolio	09/15/05	1416	699	63	17	4	2	1

14

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	585	11	3	0	0	0
PFM	604	11	2	1	0	0
PGF	211	21	13	3	2	2
PEY	822	91	14	1	1	1
PID	506	74	38	7	4	1

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Buyback AchieversTM Portfolio Actual	$1,000.00	$1,185.67	0.70%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Dividend AchieversTM Portfolio Actual	$1,000.00	$1,145.10	0.60%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$1,049.06	0.67%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.67%	$3.36
PowerShares High Yield Equity Dividend AchieversTM Portfolio Actual	$1,000.00	$1,092.81	0.60%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

16

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares International Dividend AchieversTM Portfolio Actual	$1,000.00	$1,129.98	0.59%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

17

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.3%
2,775	Advance Auto Parts, Inc.	$181,652
2,925	Aeropostale, Inc.*	74,675
6,982	American Eagle Outfitters, Inc.	108,640
360	America's Car-Mart, Inc.*	8,813
5,484	AutoNation, Inc.*	185,962
1,503	AutoZone, Inc.*	424,417
2,676	Big Lots, Inc.*	110,010
286	Blyth, Inc.	13,482
3,263	Brinker International, Inc.	78,606
2,703	Career Education Corp.*	58,952
717	CEC Entertainment, Inc.	27,124
907	Children's Place Retail Stores, Inc. (The)*	48,225
10,300	Coach, Inc.	616,043
1,750	Dillard's, Inc., Class A	84,035
27,610	DIRECTV, Class A*	1,341,570
4,236	Dollar Tree, Inc.*	243,570
4,265	Family Dollar Stores, Inc.	231,206
5,044	GameStop Corp., Class A*	129,530
19,992	Gap, Inc. (The)	464,614
11,059	H&R Block, Inc.	191,210
968	ITT Educational Services, Inc.*	69,435
1,792	Jack in the Box, Inc.*	37,005
4,165	Liberty Global, Inc., Class A*	193,672
773	Lincoln Educational Services Corp.	12,909
46,075	Lowe's Cos., Inc.	1,209,469
967	Nutrisystem, Inc.	14,544
205	NVR, Inc.*	151,563
923	Papa John's International, Inc.*	27,745
347	Pre-Paid Legal Services, Inc.*	22,885
3,726	RadioShack Corp.	58,908
24,060	Target Corp.	1,181,346
2,401	Tempur-Pedic International, Inc.*	150,735
1,427	Timberland Co. (The), Class A*	64,486
38,102	Time Warner, Inc.	1,442,542
13,654	TJX Cos., Inc. (The)	732,127
235	Washington Post Co. (The), Class B	102,436
14,650	Wendy's/Arby's Group, Inc., Class A	70,613
		10,164,756
	Consumer Staples—11.9%
322	Boston Beer Co., Inc., Class A*	30,352
1,313	Casey's General Stores, Inc.	51,246
1,457	Central Garden & Pet Co., Class A*	14,599
7,596	Dr Pepper Snapple Group, Inc.	297,763
4,872	Lorillard, Inc.	518,868
12,820	Safeway, Inc.	311,654
21,329	Sara Lee Corp.	409,517
32,155	Walgreen Co.	1,373,662
39,968	Wal-Mart Stores, Inc.	2,197,441
		5,205,102

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—8.0%
701	Abington Bancorp, Inc.	$8,496
3,624	American Financial Group, Inc.	129,630
1,550	Arch Capital Group Ltd.*	161,200
2,083	Ashford Hospitality Trust, Inc. REIT	25,975
2,480	Aspen Insurance Holdings Ltd. (Bermuda)	70,854
3,469	Assurant, Inc.	137,719
10,152	Chubb Corp. (The)	661,809
1,347	Employers Holdings, Inc.	27,155
1,411	Endurance Specialty Holdings Ltd. (Bermuda)	62,564
2,230	Everest Re Group Ltd.	203,198
293	FPIC Insurance Group, Inc.*	10,817
1,602	Hanover Insurance Group, Inc. (The)	67,636
443	Infinity Property & Casualty Corp.	26,181
3,263	iStar Financial, Inc. REIT*	31,390
1,396	LaBranche & Co., Inc.*	5,626
5,355	Legg Mason, Inc.	198,938
1,815	Meadowbrook Insurance Group, Inc.	18,586
2,175	Montpelier Re Holdings Ltd. (Bermuda)	39,346
6,200	NASDAQ OMX Group, Inc. (The)*	168,020
1,312	Platinum Underwriters Holdings Ltd. (Bermuda)	49,607
1,201	ProAssurance Corp.*	79,746
1,820	RenaissanceRe Holdings Ltd. (Bermuda)	127,910
1,649	StanCorp Financial Group, Inc.	71,072
14,750	Travelers Cos., Inc. (The)	933,380
5,021	W.R. Berkley Corp.	163,735
		3,480,590
	Health Care—26.9%
13,164	Aetna, Inc.	544,726
31,864	Amgen, Inc.*	1,811,468
8,641	Biogen Idec, Inc.*	841,201
59,328	Bristol-Myers Squibb Co.	1,667,117
1,803	Charles River Laboratories International, Inc.*	76,069
9,863	Forest Laboratories, Inc.*	327,057
27,648	Gilead Sciences, Inc.*	1,073,848
3,169	Health Net, Inc.*	105,528
485	ICU Medical, Inc.*	21,878
291	Kensey Nash Corp.*	7,196
1,053	Maxygen, Inc.	5,434
8,900	McKesson Corp.	738,789
13,950	Medco Health Solutions, Inc.*	827,654
1,434	Nabi Biopharmaceuticals*	8,289
1,923	PSS World Medical, Inc.*	55,306
5,551	Quest Diagnostics, Inc.	312,965
1,152	Quidel Corp.*	15,287
502	SonoSite, Inc.*	17,419
37,821	UnitedHealth Group, Inc.	1,861,928

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,573	WellPoint, Inc.	$965,481
6,665	Zimmer Holdings, Inc.*	434,891
		11,719,531
	Industrials—6.0%
1,704	CBIZ, Inc.*	12,490
5,067	Cintas Corp.	157,330
1,256	Dycom Industries, Inc.*	18,664
1,458	FTI Consulting, Inc.*	58,174
5,465	KBR, Inc.	209,692
12,132	Lockheed Martin Corp.	961,461
10,144	Northrop Grumman Corp.	645,260
1,723	Ryder System, Inc.	92,181
1,091	Toro Co. (The)	74,090
1,114	Tredegar Corp.	24,374
2,443	W.W. Grainger, Inc.	370,359
		2,624,075
	Information Technology—22.9%
6,940	Amdocs Ltd. (Guernsey)*	213,405
2,115	Benchmark Electronics, Inc.*	35,743
2,403	Brightpoint, Inc.*	24,318
4,347	Broadridge Financial Solutions, Inc.	101,024
7,734	Compuware Corp.*	87,626
1,645	DST Systems, Inc.	81,115
1,633	Electronics for Imaging, Inc.*	29,329
1,403	Fair Isaac Corp.	41,922
10,774	Fidelity National Information Services, Inc.	356,619
2,203	Global Cash Access Holdings, Inc.*	7,270
52,999	Hewlett-Packard Co.	2,139,570
2,902	IAC/InterActiveCorp.*	104,791
5,098	Integrated Device Technology, Inc.*	41,472
12,767	International Business Machines Corp.	2,177,795
1,120	LoopNet, Inc.*	20,810
21,824	LSI Corp.*	159,970
263	MicroStrategy, Inc., Class A*	37,162
536	MTS Systems Corp.	23,729
833	Multi-Fineline Electronix, Inc.*	22,183
3,153	Novellus Systems, Inc.*	101,211
699	Oplink Communications, Inc.*	13,840
3,794	QLogic Corp.*	68,216
12,452	SAIC, Inc.*	216,665
16,286	Seagate Technology PLC (Ireland)	286,959
501	Stamps.com, Inc.	6,774
1,617	Tech Data Corp.*	85,911
1,979	TeleTech Holdings, Inc.*	39,323
40,922	Texas Instruments, Inc.	1,453,959
1,116	Tyler Technologies, Inc.*	27,666
2,826	ValueClick, Inc.*	47,335
5,969	VeriSign, Inc.	220,614
5,665	Vishay Intertechnology, Inc.*	108,088
22,599	Western Union Co. (The)	480,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,981	Xilinx, Inc.	$313,078
46,028	Yahoo!, Inc.*	816,997
		9,992,718
	Materials—0.9%
5,967	Ball Corp.	222,629
645	Kaiser Aluminum Corp.	32,321
473	NewMarket Corp.	87,183
2,626	Worthington Industries, Inc.	56,643
		398,776
	Telecommunication Services—0.0%
1,471	General Communication, Inc., Class A*	16,916
	Utilities—0.1%
4,078	Dynegy, Inc., Class A*	25,855
	Total Common Stocks and Other Equity Interests (Cost $39,805,875)	43,628,319
	Money Market Fund—0.1%
67,464	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,464)	67,464
	Total Investments (Cost $39,873,339)—100.1%	43,695,783
	Liabilities in excess of other assets—(0.1%)	(59,147)
	Net Assets—100.0%	$43,636,636

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.2%
7,901	Family Dollar Stores, Inc.	$428,313
10,183	Genuine Parts Co.	546,827
3,310	John Wiley & Sons, Inc., Class A	168,578
9,421	Leggett & Platt, Inc.	247,678
85,150	Lowe's Cos., Inc.	2,235,188
1,912	Matthews International Corp., Class A	76,748
67,025	McDonald's Corp.	5,248,728
19,667	McGraw-Hill Cos., Inc. (The)	795,923
2,376	Meredith Corp.	79,406
2,199	Polaris Industries, Inc.	231,841
7,590	Ross Stores, Inc.	559,307
10,800	Stanley Black & Decker, Inc.	784,620
44,764	Target Corp.	2,197,912
25,167	TJX Cos., Inc. (The)	1,349,455
7,021	VF Corp.	706,032
		15,656,556
	Consumer Staples—25.7%
135,203	Altria Group, Inc.	3,628,849
41,162	Archer-Daniels-Midland Co.	1,523,817
28,195	Avon Products, Inc.	828,369
5,725	Brown-Forman Corp., Class B	411,398
2,450	Casey's General Stores, Inc.	95,623
4,615	Church & Dwight Co., Inc.	380,645
8,889	Clorox Co. (The)	619,208
148,239	Coca-Cola Co. (The)	10,000,203
31,678	Colgate-Palmolive Co.	2,672,039
17,247	Hormel Foods Corp.	507,234
7,494	J.M. Smucker Co. (The)	562,575
26,033	Kimberly-Clark Corp.	1,719,740
1,783	Lancaster Colony Corp.	108,959
7,752	McCormick & Co., Inc.	380,778
103,371	PepsiCo, Inc.	7,121,228
162,012	Procter & Gamble Co. (The)	10,514,579
37,635	Sysco Corp.	1,088,028
2,329	Tootsie Roll Industries, Inc.	69,032
1,515	Universal Corp.	65,721
4,819	Vector Group Ltd.	88,477
59,126	Walgreen Co.	2,525,863
201,432	Wal-Mart Stores, Inc.	11,074,731
		55,987,096
	Energy—16.8%
5,500	Buckeye Partners LP	357,830
1,496	CARBO Ceramics, Inc.	240,766
95,676	Chevron Corp.	10,470,782
94,027	ConocoPhillips	7,421,551
54,490	Enterprise Products Partners LP	2,357,782
17,322	EOG Resources, Inc.	1,955,827
119,203	Exxon Mobil Corp.	10,489,864
6,867	Helmerich & Payne, Inc.	455,557

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,146	Kinder Morgan Energy Partners LP	$1,093,769
12,492	Murphy Oil Corp.	967,880
9,564	Plains All American Pipeline LP	614,391
2,986	TC Pipelines LP	144,463
		36,570,462
	Financials—6.0%
30,369	Aflac, Inc.	1,706,434
992	BancFirst Corp.	39,948
1,104	Bank of the Ozarks, Inc.	49,161
9,191	Brown & Brown, Inc.	237,587
18,963	Chubb Corp. (The)	1,236,198
10,528	Cincinnati Financial Corp.	333,527
5,622	Commerce Bancshares, Inc.	239,272
2,157	Community Bank System, Inc.	53,968
994	Community Trust Bancorp, Inc.	28,130
4,331	Corporate Office Properties Trust REIT	152,495
3,955	Cullen/Frost Bankers, Inc.	234,294
7,667	Eaton Vance Corp.	258,915
3,215	Erie Indemnity Co., Class A	232,862
2,080	Essex Property Trust, Inc. REIT	281,798
4,017	Federal Realty Investment Trust REIT	351,729
839	First Financial Corp.	26,982
14,407	Franklin Resources, Inc.	1,860,232
2,169	Getty Realty Corp. REIT	55,114
1,735	Harleysville Group, Inc.	55,659
7,412	HCC Insurance Holdings, Inc.	241,187
25,931	HCP, Inc. REIT	1,027,386
34,018	Hudson City Bancorp, Inc.	324,192
5,171	Investors Real Estate Trust REIT	48,659
3,541	Mercury General Corp.	140,719
5,462	National Retail Properties, Inc. REIT	143,869
16,743	Old Republic International Corp.	212,134
23,226	People's United Financial, Inc.	317,964
3,021	Prosperity Bancshares, Inc.	138,513
8,119	Realty Income Corp. REIT	288,630
1,358	RLI Corp.	80,448
11,952	SEI Investments Co.	266,888
1,075	Southside Bancshares, Inc.	23,381
2,954	StanCorp Financial Group, Inc.	127,317
16,775	T. Rowe Price Group, Inc.	1,077,794
5,250	Tanger Factory Outlet Centers, Inc. REIT	145,058
4,035	Transatlantic Holdings, Inc.	198,885
2,616	UMB Financial Corp.	110,160
2,816	United Bankshares, Inc.	73,667
817	Universal Health Realty Income Trust REIT	35,221
1,339	Urstadt Biddle Properties, Inc., Class A REIT	26,352
2,552	W.P. Carey & Co. LLC	91,540
4,255	Washington REIT	137,862

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
460	Wesco Financial Corp.	$180,320
1,874	Westamerica Bancorp	95,180
		12,987,631
	Health Care—11.1%
99,956	Abbott Laboratories	5,201,710
4,602	Beckman Coulter, Inc.	381,276
14,281	Becton, Dickinson and Co.	1,227,309
5,584	C.R. Bard, Inc.	596,092
22,589	Cardinal Health, Inc.	986,914
167,688	Johnson & Johnson	11,020,455
69,067	Medtronic, Inc.	2,883,547
2,646	Meridian Bioscience, Inc.	65,383
4,116	Owens & Minor, Inc.	141,796
25,117	Stryker Corp.	1,481,903
2,161	West Pharmaceutical Services, Inc.	102,086
		24,088,471
	Industrials—13.5%
45,974	3M Co.	4,469,133
2,968	A.O. Smith Corp.	130,503
3,424	ABM Industries, Inc.	83,272
972	Badger Meter, Inc.	36,848
3,175	Brady Corp., Class A	119,729
10,528	C.H. Robinson Worldwide, Inc.	844,135
3,988	Carlisle Cos., Inc.	197,565
41,640	Caterpillar, Inc.	4,805,672
9,384	Cintas Corp.	291,373
3,256	CLARCOR, Inc.	147,139
4,966	Donaldson Co., Inc.	304,068
12,051	Dover Corp.	819,950
48,705	Emerson Electric Co.	2,959,316
13,695	Expeditors International of Washington, Inc.	743,228
9,520	Fastenal Co.	638,697
1,507	Franklin Electric Co., Inc.	67,981
24,115	General Dynamics Corp.	1,756,054
1,089	Gorman-Rupp Co. (The)	44,050
3,887	Graco, Inc.	194,467
5,207	Harsco Corp.	185,369
32,207	Illinois Tool Works, Inc.	1,881,211
1,569	McGrath Rentcorp	44,544
2,358	Mine Safety Appliances Co.	93,565
439	NACCO Industries, Inc., Class A	46,196
4,406	Nordson Corp.	251,010
10,456	Parker Hannifin Corp.	986,210
6,355	Pentair, Inc.	255,217
13,166	Pitney Bowes, Inc.	323,357
1,167	Raven Industries, Inc.	63,438
6,158	Roper Industries, Inc.	532,605
1,232	Tennant Co.	50,537
59,498	United Technologies Corp.	5,329,831

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,260	Universal Forest Products, Inc.	$40,685
4,485	W.W. Grainger, Inc.	679,926
		29,416,881
	Information Technology—6.3%
32,062	Automatic Data Processing, Inc.	1,742,570
4,246	Diebold, Inc.	143,515
2,982	FactSet Research Systems, Inc.	326,260
64,117	International Business Machines Corp.	10,937,078
5,565	Jack Henry & Associates, Inc.	189,043
14,650	Linear Technology Corp.	509,820
		13,848,286
	Materials—4.1%
13,881	Air Products & Chemicals, Inc.	1,325,913
5,919	Albemarle Corp.	417,585
4,334	AptarGroup, Inc.	227,318
6,899	Bemis Co., Inc.	216,215
14,987	Ecolab, Inc.	790,714
3,192	H.B. Fuller Co.	69,745
20,412	Nucor Corp.	958,548
10,402	PPG Industries, Inc.	984,757
19,609	Praxair, Inc.	2,086,790
8,423	RPM International, Inc.	197,941
6,927	Sherwin-Williams Co. (The)	570,023
7,867	Sigma-Aldrich Corp.	555,253
6,476	Sonoco Products Co.	223,811
695	Stepan Co.	50,019
6,198	Valspar Corp. (The)	243,643
		8,918,275
	Telecommunication Services—5.8%
351,901	AT&T, Inc.	10,951,159
993	Atlantic Tele-Network, Inc.	36,473
38,738	CenturyLink, Inc.	1,579,736
1,510	Shenandoah Telecommunications Co.	28,418
3,642	Telephone & Data Systems, Inc.	122,225
		12,718,011
	Utilities—3.5%
1,203	American States Water Co.	41,997
8,926	Aqua America, Inc.	201,281
5,841	Atmos Energy Corp.	203,792
2,545	Black Hills Corp.	88,439
1,338	California Water Service Group	50,469
18,876	Consolidated Edison, Inc.	983,817
4,653	Energen Corp.	302,492
12,194	MDU Resources Group, Inc.	291,315
1,491	MGE Energy, Inc.	62,637
1,007	Middlesex Water Co.	19,012
5,319	National Fuel Gas Co.	389,883
2,673	New Jersey Resources Corp.	117,024
27,254	NextEra Energy, Inc.	1,541,759

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,412	Northeast Utilities	$406,267
1,721	Northwest Natural Gas Co.	79,579
6,690	NSTAR	309,747
4,637	Piedmont Natural Gas Co., Inc.	147,225
36,499	PPL Corp.	1,001,168
11,443	Questar Corp.	201,053
8,269	SCANA Corp.	343,329
1,181	SJW Corp.	27,446
1,929	South Jersey Industries, Inc.	110,821
2,284	Suburban Propane Partners LP	128,384
7,176	UGI Corp.	238,961
2,369	Unisource Energy Corp.	87,961
5,278	Vectren Corp.	150,845
3,291	WGL Holdings, Inc.	130,060
		7,656,763
	Total Investments (Cost $181,516,465)—100.0%	217,848,432
	Other assets less liabilities—0.0%	10,822
	Net Assets—100.0%	$217,859,254

Investment Abbreviations:

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

22

Schedule of Investments

PowerShares Financial Preferred Portfolio

April 30, 2011

Number of Shares		Value
	Preferred Stocks—99.9%
	Banks—66.6%
1,414,604	Bank of America Corp., 6.20%, Series D	$32,649,060
1,920,517	Bank of America Corp., 7.25%, Series J	48,665,901
5,333,282	Bank of America Corp., 8.20%, Series H	138,665,332
3,301,363	Bank of America Corp., 8.63%, Series MER	88,872,692
422,765	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	10,442,296
578,288	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	15,035,488
2,429,330	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	64,620,178
379,102	Deutsche Bank Capital Funding Trust IX, 6.63%	9,371,401
1,236,930	Deutsche Bank Contingent Capital Trust III, 7.60%	33,050,770
718,635	Deutsche Bank Contingent Capital Trust V, 8.05%	19,546,872
1,898,835	Goldman Sachs Group, Inc. (The), 6.20%, Series B	47,432,898
6,566,686	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	180,124,197
3,826,044	HSBC Holdings PLC, 8.13% (United Kingdom)	104,910,127
1,238,176	HSBC USA, Inc., 6.50%, Series H	30,954,400
2,934,376	JPMorgan Chase & Co., 8.63%, Series J	81,106,153
1,314,446	National Bank of Greece SA, 9.00%(Greece)	23,673,172
1,475,675	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	28,111,609
381,354	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)*	6,871,999
522,548	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)*	9,541,726
327,150	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)*	6,071,904
2,030,479	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)*	40,731,409
2,017,508	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	58,084,055
993,996	U.S. Bancorp, 7.88%, Series D	27,583,389
2,998,593	Wells Fargo & Co., 8.00%, Series J	86,629,352
1,041,124	Zions Bancorp, 9.50%, Series C	27,995,824
		1,220,742,204
	Diversified Financial Services—6.3%
2,909,858	Credit Suisse Guernsey, 7.90% (Switzerland)	79,497,321
1,521,028	HSBC Finance Corp., 6.36%, Series B	36,200,466
		115,697,787

Number of Shares		Value
	Preferred Stocks (Continued)
	Insurance—27.0%
1,060,253	Aegon NV, 6.38%(Netherlands)	$24,661,485
343,755	Aegon NV, 6.50%(Netherlands)	7,940,741
492,134	Aegon NV, 6.88%(Netherlands)	11,830,901
1,742,395	Aegon NV, 7.25%(Netherlands)	43,612,147
442,567	Axis Capital Holdings Ltd., 7.25%, Series A	11,090,729
865,638	ING Groep NV, 6.13%(Netherlands)	18,706,437
1,709,530	ING Groep NV, 6.38%(Netherlands)	37,370,326
3,094,940	ING Groep NV, 7.38%(Netherlands)	75,268,941
3,923,540	ING Groep NV, 8.50%(Netherlands)	102,522,100
3,059,586	MetLife, Inc., 6.50%, Series B	78,172,422
560,409	PartnerRe Ltd., 6.75%, Series C	13,926,164
460,801	Principal Financial Group, Inc., 6.52%, Series B	11,510,809
665,894	Prudential PLC, 6.50%(United Kingdom)	16,654,009
612,913	Prudential PLC, 6.75%(United Kingdom)	15,384,116
486,659	RenaissanceRe Holdings Ltd., 6.08%, Series C	11,280,756
594,657	RenaissanceRe Holdings Ltd., 6.60%, Series D	14,902,104
		494,834,187
	Total Investments (Cost $1,497,617,912)—99.9%	1,831,274,178
	Other assets less liabilities—0.1%	1,241,334
	Net Assets—100.0%	$1,832,515,512

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	27.2%
Netherlands	17.6%

*  Non-income producing security.

See Notes to Financial Statements.

23

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Agriculture—5.0%
220,766	Altria Group, Inc.	$5,925,359
103,105	Universal Corp.	4,472,695
		10,398,054
	Banks—8.0%
163,730	Community Bank System, Inc.	4,096,524
156,999	Community Trust Bancorp, Inc.	4,443,072
158,323	Southside Bancshares, Inc.	3,443,525
177,748	United Bankshares, Inc.	4,649,888
		16,633,009
	Chemicals—1.7%
150,960	RPM International, Inc.	3,547,560
	Commercial Services—1.6%
120,932	McGrath Rentcorp	3,433,260
	Computers—1.4%
85,068	Diebold, Inc.	2,875,298
	Distribution/Wholesale—1.6%
63,517	Genuine Parts Co.	3,410,863
	Electric—20.3%
128,903	Black Hills Corp.	4,479,379
92,027	Consolidated Edison, Inc.	4,796,447
119,354	MDU Resources Group, Inc.	2,851,367
89,591	MGE Energy, Inc.	3,763,718
70,941	NextEra Energy, Inc.	4,013,132
90,607	Northeast Utilities	3,225,609
80,798	NSTAR	3,740,947
202,436	PPL Corp.	5,552,820
122,557	SCANA Corp.	5,088,567
127,130	Unisource Energy Corp.	4,720,337
		42,232,323
	Environmental Control—1.4%
74,939	Mine Safety Appliances Co.	2,973,580
	Food—1.8%
127,771	Sysco Corp.	3,693,860
	Gas—13.5%
117,565	Atmos Energy Corp.	4,101,843
78,161	New Jersey Resources Corp.	3,421,889
82,459	Northwest Natural Gas Co.	3,812,904
123,535	Piedmont Natural Gas Co., Inc.	3,922,236
201,152	Questar Corp.	3,534,241
182,321	Vectren Corp.	5,210,734
103,654	WGL Holdings, Inc.	4,096,406
		28,100,253

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Healthcare-Products—3.3%
56,049	Johnson & Johnson	$3,683,540
127,914	Meridian Bioscience, Inc.	3,160,755
		6,844,295
	Household Products/Wares—3.6%
45,173	Clorox Co. (The)	3,146,751
65,839	Kimberly-Clark Corp.	4,349,325
		7,496,076
	Insurance—9.9%
149,539	Cincinnati Financial Corp.	4,737,396
134,894	Harleysville Group, Inc.	4,327,399
156,912	Mercury General Corp.	6,235,683
423,573	Old Republic International Corp.	5,366,670
		20,667,148
	Iron/Steel—1.5%
68,788	Nucor Corp.	3,230,284
	Miscellaneous Manufacturing—2.3%
183,562	Leggett & Platt, Inc.	4,825,845
	Office/Business Equipment—2.6%
221,452	Pitney Bowes, Inc.	5,438,861
	Oil & Gas—1.5%
40,515	ConocoPhillips	3,197,849
	Packaging & Containers—1.5%
91,904	Sonoco Products Co.	3,176,202
	Pharmaceuticals—1.9%
75,203	Abbott Laboratories	3,913,564
	Pipelines—2.6%
125,442	Enterprise Products Partners LP	5,427,875
	Savings & Loans—4.0%
343,100	Hudson City Bancorp, Inc.	3,269,743
372,432	People's United Financial, Inc.	5,098,594
		8,368,337
	Telecommunications—6.1%
181,364	AT&T, Inc.	5,644,048
174,703	CenturyLink, Inc.	7,124,388
		12,768,436
	Textiles—0.8%
52,482	Cintas Corp.	1,629,566
	Water—2.0%
216,045	Middlesex Water Co.	4,078,930
	Total Investments (Cost $190,586,563)—99.9%	208,361,328
	Other assets less liabilities—0.1%	109,203
	Net Assets—100.0%	$208,470,531

See Notes to Financial Statements.

24

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—1.0%
56,660	BHP Billiton Ltd. ADR	$5,736,258
	Bahamas—3.3%
478,918	Teekay LNG Partners LP	18,160,571
	Belgium—1.0%
63,157	Delhaize Group SA ADR	5,422,660
	Bermuda—3.5%
300,364	Alterra Capital Holdings Ltd.	6,602,001
226,131	Axis Capital Holdings Ltd.	7,995,992
65,873	RenaissanceRe Holdings Ltd.	4,629,554
		19,227,547
	Brazil—0.8%
159,769	Cia de Bebidas DAS Americas ADR	4,201,925
	Canada—18.2%
137,879	Cameco Corp.	4,064,673
69,900	Canadian National Railway Co.	5,412,357
47,245	Canadian Natural Resources Ltd.	2,218,625
77,554	Canadian Pacific Railway Ltd.	5,137,177
146,506	Enbridge, Inc.	9,497,984
49,130	Imperial Oil Ltd.	2,597,012
155,289	Ritchie Bros. Auctioneers, Inc.	4,855,887
324,043	Rogers Communications, Inc., Class B	12,258,547
637,410	Shaw Communications, Inc., Class B	13,487,596
58,483	Suncor Energy, Inc.	2,692,557
124,089	Talisman Energy, Inc.	2,990,545
257,416	Telus Corp.	12,914,561
234,350	Thomson Reuters Corp.	9,484,144
286,541	TransCanada Corp.	12,304,070
		99,915,735
	Cayman Islands—1.5%
832,697	Consolidated Water Co. Ltd.(~)	8,168,758
	Chile—1.1%
103,607	Empresa Nacional de Electricidad SA ADR	5,841,363
	Denmark—0.6%
25,208	Novo Nordisk A/S ADR	3,211,247
	France—1.8%
247,311	Sanofi-Aventis SA ADR	9,773,731
	Hong Kong—3.2%
245,938	China Mobile Ltd. ADR	11,335,282
25,197	CNOOC Ltd. ADR	6,285,392
		17,620,674
	India—1.1%
7,562	HDFC Bank Ltd. ADR	1,301,420
77,677	Infosys Technologies Ltd. ADR	5,062,987
		6,364,407

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—1.9%
87,820	Accenture PLC, Class A	$5,017,157
81,836	Cooper Industries PLC	5,397,084
		10,414,241
	Israel—5.7%
1,405,522	Partner Communications Co. Ltd. ADR	27,224,961
95,193	Teva Pharmaceutical Industries Ltd. ADR	4,353,176
		31,578,137
	Japan—2.6%
216,467	Canon, Inc. ADR	10,210,749
38,033	Kyocera Corp. ADR	4,180,207
		14,390,956
	Mexico—4.4%
47,193	America Movil SAB de CV, Series L ADR	2,699,440
96,425	Coca-Cola Femsa SAB de CV ADR	7,691,822
737,445	Telefonos de Mexico SAB de CV, Series L ADR	13,804,970
		24,196,232
	Netherlands—1.7%
280,305	Unilever NV	9,250,065
	Norway—1.9%
367,049	Statoil ASA ADR	10,758,206
	Philippines—4.0%
379,462	Philippine Long Distance Telephone Co. ADR	22,005,001
	Russia—1.1%
84,201	LUKOIL OAO ADR	5,826,709
	Spain—3.6%
740,103	Telefonica SA ADR	19,953,177
	Switzerland—4.6%
154,673	Noble Corp.	6,652,486
195,668	Novartis AG ADR	11,577,676
103,018	Syngenta AG ADR*	7,287,493
		25,517,655
	United Kingdom—27.9%
42,731	ARM Holdings PLC ADR	1,344,317
336,143	AstraZeneca PLC ADR	16,750,006
82,621	BHP Billiton PLC ADR	6,955,036
158,210	British American Tobacco PLC ADR	13,954,122
125,009	Diageo PLC ADR	10,171,982
389,899	GlaxoSmithKline PLC ADR	17,022,990
355,391	National Grid PLC ADR	18,242,220
566,396	Pearson PLC ADR	10,789,844
410,736	Prudential PLC ADR	10,613,418
158,394	Royal Dutch Shell PLC, Class A ADR	12,272,367
45,946	Smith & Nephew PLC ADR	2,546,327

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
345,112	Unilever PLC ADR	$11,240,298
482,545	Vodafone Group PLC ADR	14,051,711
113,649	WPP PLC ADR	7,420,143
		153,374,781
	United States—3.7%
94,534	ACE Ltd.	6,357,411
51,799	Bunge Ltd.	3,907,717
106,616	PartnerRe Ltd.	8,567,662
14,826	Shire PLC ADR	1,381,931
		20,214,721
	Total Investments (Cost $486,562,283)—100.2%	551,124,757
	Liabilities in excess of other assets—(0.2%)	(842,440)
	Net Assets—100.0%	$550,282,317

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~) Affiliated Investment. See Note 4.

*  Non-income producing security.

See Notes to Financial Statements.

26

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Statements of Assets and Liabilities

April 30, 2011

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investments, at value	$43,695,783	$217,848,432	$1,831,274,178	$208,361,328	$542,955,999
Affiliated investments, at value (Note 4)	—	—	—	—	8,168,758
Total investments, at value	43,695,783	217,848,432	1,831,274,178	208,361,328	551,124,757
Receivables:
Investments sold	946,676	3,222,479	2,288,106	11,733,837	58,807,175
Dividends	32,806	384,746	5,889,395	412,455	1,130,259
Expense waivers	8,539	6,683	19,061	6,159	321
Shares sold	—	2,293,218	—	8,610,600	19,379,510
Foreign tax reclaims	—	—	—	—	210,506
Total Assets	44,683,804	223,755,558	1,839,470,740	229,124,379	630,652,528
LIABILITIES:
Due to custodian	—	65,030	5,010,512	91,847	820,683
Payables:
Investments purchased	940,150	3,300,916	180,550	11,707,482	60,471,308
Shares repurchased	—	2,293,218	—	8,610,601	18,538,949
Accrued advisory fees	17,149	69,995	747,770	65,874	174,686
Accrued expenses	89,869	167,145	1,016,396	178,044	364,585
Total Liabilities	1,047,168	5,896,304	6,955,228	20,653,848	80,370,211
NET ASSETS	$43,636,636	$217,859,254	$1,832,515,512	$208,470,531	$550,282,317
NET ASSETS CONSIST OF:
Shares of beneficial interest	$64,857,245	$202,261,374	$1,541,666,553	$334,682,177	$705,382,351
Undistributed net investment income (loss)	62,686	606,451	(289,320)	(8,300)	2,252,829
Undistributed net realized gain (loss)	(25,105,739)	(21,340,538)	(42,517,987)	(143,978,111)	(221,915,337)
Net unrealized appreciation	3,822,444	36,331,967	333,656,266	17,774,765	64,562,474
Net Assets	$43,636,636	$217,859,254	$1,832,515,512	$208,470,531	$550,282,317
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000	14,250,000	100,350,000	23,000,000	32,650,000
Net asset value	$27.27	$15.29	$18.26	$9.06	$16.85
Share price	$27.27	$15.29	$18.28	$9.06	$16.89
Unaffiliated investments, at cost	$39,873,339	$181,516,465	$1,497,617,912	$190,586,563	$477,228,802
Affiliated investments, at cost	$—	$—	$—	$—	$9,333,481
Total investments, at cost	$39,873,339	$181,516,465	$1,497,617,912	$190,586,563	$486,562,283

See Notes to Financial Statements.

28

Statements of Operations

Year Ended April 30, 2011

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$431,621	$5,163,895	$129,452,940	$7,528,878	$18,148,112
Affiliated dividend income	—	—	—	—	167,005
Foreign withholding tax	—	—	—	—	(1,501,617)
Total Income	431,621	5,163,895	129,452,940	7,528,878	16,813,500
EXPENSES:
Advisory fees	181,136	712,707	8,737,380	652,458	1,775,241
Accounting & administration fees	68,240	68,240	427,715	68,240	108,267
Sub-licensing	36,227	178,172	1,747,474	163,111	443,809
Professional fees	32,327	40,468	143,729	39,136	56,707
Custodian & transfer agent fees	18,370	42,311	187,368	31,116	72,713
Trustees	6,019	10,170	60,018	9,865	18,359
Recapture (See Note 3)	—	62	31,250	—	3,295
Other expenses	21,675	38,834	272,154	55,307	116,193
Total Expenses	363,994	1,090,964	11,607,088	1,019,233	2,594,584
Less: Waivers	(110,403)	(21,912)	(42,557)	(40,549)	(3,588)
Net Expenses	253,591	1,069,052	11,564,531	978,684	2,590,996
Net Investment Income	178,030	4,094,843	117,888,409	6,550,194	14,222,504
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(743,177)	(1,486,230)	18,378,691	865,130	2,385,105
In-kind redemptions	7,514,114	10,237,679	57,774,585	11,205,389	41,285,821
Foreign currencies	—	—	—	—	221
Net realized gain	6,770,937	8,751,449	76,153,276	12,070,519	43,671,147
Net change in unrealized appreciation on investments	448,673	22,646,874	55,999,303	3,341,741	31,849,135
Net realized and unrealized gain	7,219,610	31,398,323	132,152,579	15,412,260	75,520,282
Net increase in net assets resulting from operations	$7,397,640	$35,493,166	$250,040,988	$21,962,454	$89,742,786

See Notes to Financial Statements.

29

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$178,030	$330,119	$4,094,843	$2,379,666	$117,888,409	$113,420,686
Net realized gain (loss)	6,770,937	4,628,427	8,751,449	(3,080,940)	76,153,276	66,377,711
Net change in unrealized appreciation	448,673	6,305,908	22,646,874	28,168,674	55,999,303	350,585,680
Net increase in net assets resulting from operations	7,397,640	11,264,454	35,493,166	27,467,400	250,040,988	530,384,077
Undistributed net investment income (loss) included in the price of units issued and redeemed	4,185	6,239	435,134	92,598	279,389	(1,698,335)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(111,858)	(467,441)	(4,080,812)	(2,653,314)	(120,705,130)	(112,572,843)
Return of capital	—	—	—	—	(4,382,771)	(4,876,161)
Total distributions to shareholders	(111,858)	(467,441)	(4,080,812)	(2,653,314)	(125,087,901)	(117,449,004)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,415,572	26,715,685	109,729,654	54,083,996	144,693,621	658,426,601
Value of shares repurchased	(33,083,924)	(26,949,276)	(56,663,024)	(30,968,874)	(151,955,562)	(130,181,507)
Net income (loss) equalization	(4,185)	(6,239)	(435,134)	(92,598)	(279,389)	1,698,335
Net increase (decrease) in net assets resulting from shares transactions	(1,672,537)	(239,830)	52,631,496	23,022,524	(7,541,330)	529,943,429
Increase in Net Assets	5,617,430	10,563,422	84,478,984	47,929,208	117,691,146	941,180,167
NET ASSETS:
Beginning of year	38,019,206	27,455,784	133,380,270	85,451,062	1,714,824,366	773,644,199
End of year	$43,636,636	$38,019,206	$217,859,254	$133,380,270	$1,832,515,512	$1,714,824,366
Undistributed net investment income (loss) at end of year	$62,686	$(3,486)	$606,451	$558,686	$(289,320)	$(3,284,219)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,250,000	1,350,000	8,500,000	4,450,000	8,300,000	41,950,000
Shares repurchased	(1,350,000)	(1,350,000)	(4,350,000)	(2,650,000)	(9,000,000)	(8,700,000)
Shares outstanding, beginning of year	1,700,000	1,700,000	10,100,000	8,300,000	101,050,000	67,800,000
Shares outstanding, end of year	1,600,000	1,700,000	14,250,000	10,100,000	100,350,000	101,050,000

See Notes to Financial Statements.

30

	PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$6,550,194	$4,674,969	$14,222,504	$9,615,929
Net realized gain (loss)	12,070,519	7,437,890	43,671,147	(10,160,962)
Net change in unrealized appreciation	3,341,741	26,851,833	31,849,135	122,485,105
Net increase in net assets resulting from operations	21,962,454	38,964,692	89,742,786	121,940,072
Undistributed net investment income (loss) included in the price of units issued and redeemed	65,191	1,096	256,262	446,981
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,552,543)	(4,674,671)	(13,859,836)	(12,740,323)
Return of capital	(277,932)	(344,802)	—	—
Total distributions to shareholders	(6,830,475)	(5,019,473)	(13,859,836)	(12,740,323)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	148,651,386	64,896,968	193,763,089	130,274,190
Value of shares repurchased	(82,736,906)	(58,264,459)	(147,146,410)	(68,274,834)
Net income (loss) equalization	(65,191)	(1,096)	(256,262)	(446,981)
Net increase (decrease) in net assets resulting from shares transactions	65,849,289	6,631,413	46,360,417	61,552,375
Increase in Net Assets	81,046,459	40,577,728	122,499,629	171,199,105
NET ASSETS:
Beginning of year	127,424,072	86,846,344	427,782,688	256,583,583
End of year	$208,470,531	$127,424,072	$550,282,317	$427,782,688
Undistributed net investment income (loss) at end of year	$(8,300)	$(5,951)	$2,252,829	$1,889,940
CHANGES IN SHARES OUTSTANDING:
Shares sold	17,700,000	8,550,000	12,650,000	9,700,000
Shares repurchased	(9,800,000)	(7,650,000)	(10,000,000)	(5,000,000)
Shares outstanding, beginning of year	15,100,000	14,200,000	30,000,000	25,300,000
Shares outstanding, end of year	23,000,000	15,100,000	32,650,000	30,000,000

31

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Year Ended April 30,				For the Period December 20, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.36	$16.15	$22.64	$25.99	$24.98
Net investment income**	0.11	0.19	0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	4.87	6.29	(6.55)	(3.35)	1.02
Total from investment operations	4.98	6.48	(6.29)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.07)	(0.27)	(0.20)	(0.10)	(0.02)
Net asset value at end of period	$27.27	$22.36	$16.15	$22.64	$25.99
Share price at end of period***	$27.27	$22.37	$16.16
NET ASSET VALUE, TOTAL RETURN****	22.34%	40.46%	(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	22.29%	40.43%	(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$43,637	$38,019	$27,456	$61,132	$62,383
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.70%	0.73%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	1.00%	0.97%	0.92%	0.79%	1.04	%†
Net investment income, after (Waivers) and/or Recapture	0.49%	0.98%	1.39%	0.41%	0.15	%†
Portfolio turnover rate ††	26%	23%	56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.02)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$13.21	$10.30	$16.15	$17.52	$15.63
Net investment income**	0.31	0.27	0.36	0.37	0.32
Net realized and unrealized gain (loss) on investments	2.08	2.96	(5.92)	(1.41)	1.88
Total from investment operations	2.39	3.23	(5.56)	(1.04)	2.20
Distributions to shareholders from:
Net investment income	(0.31)	(0.32)	(0.29)	(0.33)	(0.31)
Net asset value at end of year	$15.29	$13.21	$10.30	$16.15	$17.52
Share price at end of year***	$15.29	$13.21	$10.30
NET ASSET VALUE, TOTAL RETURN****	18.39%	31.76%	(34.84)%	(6.00)%	14.26%
SHARE PRICE TOTAL RETURN****	18.39%	31.76%	(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$217,859	$133,380	$85,451	$59,751	$70,079

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.61%	0.64%	0.74%	0.72%	0.92%
Net investment income, after (Waivers) and/or Recapture	2.30%	2.28%	3.11%	2.15%	1.94%
Portfolio turnover rate ††	11%	18%	31%	8%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.01	$0.03	$(0.01)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

32

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Year Ended April 30,				For the Period December 1, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.97	$11.41	$21.17	$24.78	$25.12
Net investment income**	1.18	1.31	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	1.36	5.61	(9.63)	(3.50)	(0.12)
Total from investment operations	2.54	6.92	(8.28)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(1.21)	(1.30)	(1.46)	(1.46)	(0.63)
Return of capital	(0.04)	(0.06)	(0.02)	—	—
Total distributions	(1.25)	(1.36)	(1.48)	(1.46)	(0.63)
Net asset value at end of period	$18.26	$16.97	$11.41	$21.17	$24.78
Share price at end of period***	$18.28	$16.93	$11.41
NET ASSET VALUE, TOTAL RETURN****	15.57%	62.16%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	15.97%	61.76%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,832,516	$1,714,824	$773,644	$237,126	$99,118
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66%	0.65%	0.69%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	0.66%	0.65%	0.68%	0.74%	0.89%†
Net investment income, after (Waivers) and/or Recapture	6.75%	8.30%	11.49%	6.20%	4.63%†
Portfolio turnover rate ††	26%	23%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.02)	$0.02	$0.03	$0.07

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$8.44	$6.12	$11.36	$15.82	$15.07
Net investment income**	0.34	0.32	0.43	0.62	0.54
Net realized and unrealized gain (loss) on investments	0.63	2.35	(5.21)	(4.42)	0.84
Total from investment operations	0.97	2.67	(4.78)	(3.80)	1.38
Distributions to shareholders from:
Net investment income	(0.34)	(0.33)	(0.43)	(0.63)	(0.60)
Return of capital	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)
Total distributions	(0.35)	(0.35)	(0.46)	(0.66)	(0.63)
Net asset value at end of year	$9.06	$8.44	$6.12	$11.36	$15.82
Share price at end of year***	$9.06	$8.44	$6.12
NET ASSET VALUE, TOTAL RETURN****	11.91%	44.59%	(42.88)%	(24.67)%	9.28%
SHARE PRICE TOTAL RETURN**** 11.91%	44.58%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$208,471	$127,424	$86,846	$184,077	$439,820

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.62%	0.65%	0.62%	0.56%	0.60%
Net investment income, after (Waivers) and/or Recapture	4.02%	4.42%	5.24%	4.35%	3.47%
Portfolio turnover rate ††	44%	57%	77%	42%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

33

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.26	$10.14	$19.63	$20.12	$16.92
Net investment income*	0.47	0.35	0.52	0.68	0.53
Net realized and unrealized gain (loss) on investments	2.59	4.24	(9.46)	(0.61)	3.20
Total from investment operations	3.06	4.59	(8.94)	0.07	3.73
Distributions to shareholders from:
Net investment income	(0.47)	(0.47)	(0.55)	(0.56)	(0.53)
Net asset value at end of year	$16.85	$14.26	$10.14	$19.63	$20.12
Share price at end of year**	$16.89	$14.26	$10.15
NET ASSET VALUE, TOTAL RETURN***	21.95%	45.77%	(46.44)%	0.34%	22.56%
SHARE PRICE TOTAL RETURN***	22.23%	45.62%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$550,282	$427,783	$256,584	$551,630	$553,200

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.58%	0.57%	0.57%	0.58%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.58%	0.57%	0.57%	0.56%	0.62%
Net investment income, after (Waivers) and/or Recapture	3.20%	2.65%	3.87%	3.28%	2.98%
Portfolio turnover rate †	42%	63%	50%	43%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$0.02	$(0.01)	$(0.02)	$0.11

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

34

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Securities Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Buyback AchieversTM Portfolio and Financial Preferred Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. For Financial Preferred Portfolio, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the Underlying Index at all times.

Foreign and Emerging Market Securities Risk. With respect to International Dividend AchieversTM Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Preferred Securities Risk. There are special risks associated with the Financial Preferred Portfolio's investments in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security. Certain of the companies that comprise the Fund's Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions and, therefore, subject the Fund to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. With respect to Financial Preferred Portfolio investments in high yield securities may involve greater risk and are generally less liquid than higher grade issues. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

38

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay the Adviser an annual fee of 0.50% of that Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and

39

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14
Buyback AchieversTM Portfolio	$300,057	$98,219	$91,435	$110,403
Dividend AchieversTM Portfolio	176,527	98,990	55,625	21,912
Financial Preferred Portfolio	27,977	—	—	27,977
High Yield Equity Dividend AchieversTM Portfolio	140,409	48,203	51,657	40,549
International Dividend AchieversTM Portfolio	2,628	—	—	2,628

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2011.

International Dividend AchieversTM Portfolio

	Value 04/30/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/11	Dividend Income
Consolidated Water Co. Ltd.	$3,873,421	$8,191,247	$(2,102,451)	$(754,491)	$(1,038,968)	$8,168,758	$167,005

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels.

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Buyback AchieversTM Portfolio	$111,858	$—	$467,441	$—
Dividend AchieversTM Portfolio	4,080,812	—	2,653,314	—
Financial Preferred Portfolio(1)	117,851,509	4,382,771	86,530,325	4,876,161
High Yield Equity Dividend AchieversTM Portfolio	6,552,543	277,932	4,674,671	344,802
International Dividend AchieversTM Portfolio	13,859,836	—	12,740,323	—

(1) Tax year-end is October 31

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October Deferrals*	Shares of Beneficial Interest	Total Net Assets
Buyback AchieversTM Portfolio	$67,751	$(5,065)	$3,782,051	$(24,328,400)	$(736,946)	$64,857,245	$43,636,636
Dividend AchieversTM Portfolio	613,171	(6,720)	34,172,355	(18,709,998)	(470,928)	202,261,374	217,859,254
Financial Preferred Portfolio(1)	—	(21,955)	314,497,839	(48,730,612)	—	1,562,175,645	1,827,920,917
High Yield Equity Dividend AchieversTM Portfolio	—	(8,300)	17,087,447	(143,290,793)	—	334,682,177	208,470,531
International Dividend AchieversTM Portfolio	2,269,425	(16,596)	61,975,391	(219,328,254)	—	705,382,351	550,282,317

*  Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

(1) Tax year-end is October 31

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total**
Buyback Achievers(TM) Portfolio	$—	$178,870	$9,098,882	$800,254	$12,142,749	$2,107,645	$24,328,400
Dividend Achievers(TM) Portfolio	7,896	—	50,943	1,716,151	14,632,363	2,302,645	18,709,998
Financial Preferred Portfolio(1)	—	2,445,445	29,895,674	9,034,558	7,354,935	—	48,730,612
High Yield Equity Dividend Achievers(TM) Portfolio	2,613,033	7,009,598	5,162,362	81,487,358	44,815,128	2,203,314	143,290,793
International Dividend Achievers(TM) Portfolio	183,478	221,461	1,975,339	59,472,841	145,514,837	11,960,298	219,328,254

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

(1) Tax year-end and carryforward expiration is October 31

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 7. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$9,638,102	$9,286,948
Dividend AchieversTM Portfolio	34,679,008	20,039,623
Financial Preferred Portfolio	483,854,104	444,759,572
High Yield Equity Dividend AchieversTM Portfolio	72,394,257	71,757,735
International Dividend AchieversTM Portfolio	195,208,012	189,413,494

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$31,731,395	$33,670,838
Dividend AchieversTM Portfolio	89,930,454	51,483,127
Financial Preferred Portfolio	110,492,539	148,292,450
High Yield Equity Dividend AchieversTM Portfolio	148,072,622	83,606,086
International Dividend AchieversTM Portfolio	261,969,117	219,445,699

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011 the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$39,913,732	$3,782,051	$4,272,607	$(490,556)
Dividend AchieversTM Portfolio	183,676,077	34,172,355	34,608,473	(436,118)
Financial Preferred Portfolio(1)	1,429,547,096	314,497,839	314,617,482	(119,643)
High Yield Equity Dividend AchieversTM Portfolio	191,273,881	17,087,447	18,506,609	(1,419,162)
International Dividend AchieversTM Portfolio	489,149,366	61,975,391	64,856,312	(2,880,921)

(1) Tax year-end is October 31

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2011, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Share of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2011, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Buyback AchieversTM Portfolio	$(4,185)	$(7,419,925)	$7,424,110
Dividend AchieversTM Portfolio	(401,400)	(9,035,842)	9,437,242
Financial Preferred Portfolio(1)	5,532,231	(65,648,817)	60,116,586
High Yield Equity Dividend AchieversTM Portfolio	(65,191)	(10,871,433)	10,936,624
International Dividend AchieversTM Portfolio	(256,041)	(38,405,692)	38,661,733

(1) Tax year-end is October 31

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

45

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends Received Deduction*
Buyback AchieversTM Portfolio	100%	100%
Dividend AchieversTM Portfolio	100%	100%
Financial Preferred Portfolio(1)	100%	44%
High Yield Equity Dividend AchieversTM Portfolio	100%	100%
International Dividend AchieversTM Portfolio	100%	0%

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Foreign Source Income	Foreign Taxes
International Dividend AchieversTM Portfolio	$18,314,430	$1,475,412

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

  (1)  Tax year-end is October 31.

46

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2011.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

47

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

48

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

49

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

50

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

51

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

52

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

53

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

54

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

55

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

56

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares Cleantech(TM) Portfolio, PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

57

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

58

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-1

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Aerospace & Defense Portfolio (PPA)

PowerShares CleantechTM Portfolio (PZD)

PowerShares DWA Technical LeadersTM Portfolio (PDP)

PowerShares Global Listed Private Equity Portfolio (PSP)

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)

PowerShares Lux Nanotech Portfolio (PXN)

PowerShares Morningstar StockInvestor Core Portfolio (PYH)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

PowerShares S&P 500® High Quality Portfolio (PIV)

PowerShares Water Resources Portfolio (PHO)

PowerShares WilderHill Clean Energy Portfolio (PBW)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	30

Fees and Expenses	32

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio (PPA)	34

PowerShares CleantechTM Portfolio (PZD)	35

PowerShares DWA Technical LeadersTM Portfolio (PDP)	37

PowerShares Global Listed Private Equity Portfolio (PSP)	39

PowerShares Golden Dragon Halter USX China Portfolio (PGJ)	41

PowerShares Lux Nanotech Portfolio (PXN)	44

PowerShares Morningstar StockInvestor Core Portfolio (PYH)	45

PowerShares S&P 500 BuyWrite Portfolio (PBP)	47

PowerShares S&P 500® High Quality Portfolio (PIV)	53

PowerShares Water Resources Portfolio (PHO)	55

PowerShares WilderHill Clean Energy Portfolio (PBW)	56

PowerShares WilderHill Progressive Energy Portfolio (PUW)	58

Statements of Assets and Liabilities	60

Statements of Operations	62

Statements of Changes in Net Assets	64

Financial Highlights	68

Notes to Financial Statements	74

Report of Independent Registered Public Accounting Firm	90

Tax Information	91

Trustees and Officers	92

Board Considerations Regarding Continuation of Investment Advisory Agreements	98

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® Index up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

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Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the SPADE® Defense Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 8.91%. Over this same year, the Index returned 7.79%, while the S&P SuperComposite Aerospace & Defense Index returned 11.60%. The Fund benefited from positive performance of securities of companies in industrials, information technology and materials sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Aerospace/Defense	55.1
Miscellaneous Manufacturing	14.6
Computers	5.7
Telecommunications	5.2
Metal Fabricate/Hardware	5.1
Commercial Services	4.0
Electronics	3.7
Packaging & Containers	2.8
Engineering & Construction	1.6
Auto Manufacturers	1.4
Software	0.7
Money Market Fund	0.2
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	45.6
Mid-Cap Value	21.5
Mid-Cap Growth	12.3
Small-Cap Growth	8.7
Large-Cap Growth	7.2
Small-Cap Value	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Boeing Co. (The)	7.3
United Technologies Corp.	7.2
Honeywell International, Inc.	7.0
Lockheed Martin Corp.	5.3
General Dynamics Corp.	5.2
Precision Castparts Corp.	4.7
Raytheon Co.	4.2
Northrop Grumman Corp.	4.1
Goodrich Corp.	4.1
Rockwell Collins, Inc.	3.9
Total	53.0

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
SPADE® Defense Index	7.79%	-0.60%	3.43%	6.00%	37.86%
S&P SuperComposite Aerospace & Defense Index	11.60%	1.84%	6.13%	9.75%	66.79%
Dow Jones US Aerospace and Defense Index	7.19%	-1.36%	3.55%	7.18%	46.42%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	8.91%	0.49%	4.22%	6.76%	43.42%
Share Price Return	8.91%	0.50%	4.22%	6.78%	43.52%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.69%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.66%, while the Fund's gross total expense ratio was determined to be 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Aerospace & Defense Index, Dow Jones US Aerospace and Defense Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 54, 32 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Cleantech IndexTM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 20.43%. Over this same year, the Index returned 19.39%, while the NASDAQ Composite Index returned 16.75% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the United States and in the industrials and information technology sectors. The Fund suffered from negative performance of securities of companies in Belgium, Spain and China.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Miscellaneous Manufacturing	18.2
Electrical Components & Equipment	13.6
Environmental Control	8.9
Electronics	8.8
Semiconductors	7.5
Engineering & Construction	6.4
Telecommunications	5.5
Software	4.6
Machinery-Diversified	4.2
Electric	3.7
Energy-Alternate Sources	3.6
Auto Parts & Equipment	3.6
Biotechnology	2.6
Commercial Services	2.5
Building Materials	1.7
Hand/Machine Tools	1.5
Healthcare-Services	1.2
Computers	0.9
Chemicals	0.5
Mining	0.5
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
ABB Ltd.	3.0
Siemens AG	2.8
Schneider Electric SA	2.7
Johnson Controls, Inc.	2.6
Novozymes A/S Class B	2.6
Corning, Inc.	2.5
SGS SA	2.5
Polycom, Inc.	2.5
Alfa Laval AB	2.3
Autodesk, Inc.	2.3
Total	25.8

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Growth	32.4
Small-Cap Growth	26.2
Large-Cap Growth	16.9
Small-Cap Value	9.8
Mid-Cap Value	7.4
Large-Cap Value	7.3

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Cleantech Index(TM)	19.39%	-4.06%	4.28%	20.84%
NASDAQ Composite Index	16.75%	6.00%	4.41%	21.42%
S&P 500® Index	17.24%	1.74%	1.94%	9.01%
Fund
Net Asset Value ("NAV") Return	20.43%	-3.55%	4.53%	22.17%
Share Price Return	21.32%	-3.56%	4.52%	22.09%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.67%, while the Fund's gross total expense ratio was determined to be 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dorsey Wright Technical LeadersTM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 25.11%. Over this same year, the Index returned 25.57%, while the S&P Citigroup Large Cap Growth Index returned 18.99%, the Russell 3000® Growth Index returned 21.62% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the consumer discretionary, industrials, and information technology sectors. The Fund suffered from negative performance of securities of companies in the health care sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Consumer Discretionary	26.7
Industrials	25.3
Health Care	9.9
Information Technology	9.1
Materials	7.6
Financials	7.3
Energy	5.8
Consumer Staples	4.6
Utilities	3.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Growth	46.3
Mid-Cap Value	27.9
Large-Cap Growth	11.4
Large-Cap Value	6.5
Small-Cap Value	5.7
Small-Cap Growth	2.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Priceline.com, Inc.	3.2
Apple, Inc.	3.1
Liberty Media Corp. — Capital	3.1
TRW Automotive Holdings Corp.	2.7
J.B. Hunt Transport Services, Inc.	2.4
C.H. Robinson Worldwide, Inc.	2.2
Edwards Lifesciences Corp.	2.0
AMETEK, Inc.	1.9
Precision Castparts Corp.	1.7
Henry Schein, Inc.	1.7
Total	24.0

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dorsey Wright Technical Leaders(TM) Index	25.57%	0.63%	2.59%	11.25%
S&P Citigroup Large Cap Growth Index	18.99%	3.89%	4.04%	17.96%
Russell 3000® Growth Index	21.62%	4.95%	4.60%	20.59%
S&P 500® Index	17.24%	1.74%	1.41%	6.00%
Fund
Net Asset Value ("NAV") Return	25.11%	1.10%	2.79%	12.15%
Share Price Return	25.26%	1.10%	2.76%	12.00%

Fund Inception: March 1, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.71%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,987, 1,887 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the

Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Global Listed Private Equity IndexSM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 27.93%. Over this same year, the Index returned 32.53%, while the S&P Financials Index returned 2.58%. The Fund benefited from positive performance of securities of companies in the United States, France, and the United Kingdom. The Fund suffered from negative performance of securities of companies in Japan, Finland, and Bermuda.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Investment Companies	35.2
Private Equity	21.7
Holding Companies-Diversified	20.8
Equity Fund	9.8
Diversified Financial Services	6.4
Food	2.6
Electric	1.2
Water	1.0
Internet	0.4
Other assets less liabilities	0.9

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Value	39.1
Small-Cap Value	30.1
Small-Cap Growth	15.7
Mid-Cap Growth	15.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Leucadia National Corp.	5.0
Ratos AB	5.0
SPDR S&P 500 ETF Trust	4.9
Financial Select Sector SPDR Fund	4.9
Hal Trust	4.6
Wendel	4.1
3i Group PLC	4.1
Ares Capital Corp.	3.8
Partners Group Holding AG	3.7
Onex Corp.	3.5
Total	43.6

Manager's Analysis (Continued)

PowerShares Global Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Global Listed Private Equity IndexSM	32.53%	-5.39%	-6.84%	-27.39%
S&P Financials Index	2.58%	-12.92%	-13.72%	-48.53%
Fund
Net Asset Value ("NAV") Return	27.93%	-10.97%	-10.51%	-39.44%
Share Price Return	28.48%	-10.79%	-10.40%	-39.09%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio of 2.97% includes estimated acquired fund fees and expenses of 2.25%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 82 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Halter USX China IndexSM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 16.60%. Over this same year, the Index returned 17.84%, while the MSCI China Index returned 11.50%, the FTSE/Xinhua China Index returned 7.79% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the energy, information technology, and telecommunication services sectors. The Fund did not suffer from negative performance of any securities of companies in any of the sectors in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	27.7
Energy	20.0
Telecommunication Services	13.8
Consumer Discretionary	10.9
Materials	7.5
Industrials	7.1
Financials	5.9
Health Care	3.0
Utilities	2.8
Consumer Staples	1.3
Other assets less liabilities	0.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	34.4
Large-Cap Value	23.1
Mid-Cap Growth	15.2
Small-Cap Growth	15.2
Mid-Cap Value	9.6
Small-Cap Value	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Baidu, Inc. ADR	6.3
PetroChina Co. Ltd. ADR	5.8
China Unicom Ltd. ADR	5.2
Yanzhou Coal Mining Co. Ltd. ADR	4.9
CNOOC Ltd. ADR	4.5
China Petroleum and Chemical Corp. ADR	4.3
China Mobile Ltd. ADR	4.3
Aluminum Corp. of China Ltd. ADR	4.3
China Life Insurance Co. Ltd. ADR	4.2
China Telecom Corp. Ltd. ADR	4.2
Total	48.0

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Halter USX China IndexSM	17.84%	1.44%	13.13%	13.13%	119.93%
MSCI China Index	11.50%	-0.36%	15.73%	19.41%	212.09%
FTSE/Xinhua China 25 Index	7.79%	-5.16%	11.26%	14.30%	135.72%
S&P 500® Index	17.24%	1.74%	2.95%	4.48%	32.50%
Fund
Net Asset Value ("NAV") Return	16.60%	0.89%	12.39%	12.37%	110.73%
Share Price Return	16.11%	0.82%	12.26%	12.26%	109.35%

Fund Inception: December 9, 2004

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.71%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI China Index, FTSE/Xinhua China 25 Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 140, 25 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Lux Nanotech IndexTM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned (7.07)%. Over this same year, the Index returned (6.83)%, while the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in semiconductors & semiconductors, software, and IT services industries. The Fund suffered negative performance of securities of companies in the electrical equipment, biotechnology, and life sciences tools & services industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Pharmaceuticals	19.7
Electronics	11.1
Semiconductors	10.5
Chemicals	10.5
Electrical Components & Equipment	9.3
Miscellaneous Manufacturing	7.3
Computers	7.0
Investment Companies	6.4
Biotechnology	6.0
Software	4.5
Energy-Alternate Sources	4.3
Auto Manufacturers	3.4
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	56.1
Large-Cap Value	18.0
Large-Cap Growth	11.1
Mid-Cap Growth	7.6
Small-Cap Value	7.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Elan Corp. PLC ADR	7.7
BioDelivery Sciences International, Inc.	7.2
NVE Corp.	6.7
Veeco Instruments, Inc.	6.6
Harris & Harris Group, Inc.	6.4
Nanosphere, Inc.	6.0
Ener1, Inc.	5.4
Flamel Technologies SA ADR	4.8
Accelrys, Inc.	4.5
FEI Co.	4.4
Total	59.7

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)      As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Lux Nanotech Index(TM)	-6.83%	-11.93%	-13.09%	-8.36%	-38.19%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	-7.07%	-11.90%	-12.77%	-8.02%	-36.90%
Share Price Return	-6.01%	-11.49%	-12.62%	-7.86%	-36.29%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio of 1.20% includes estimated acquired fund fees and expenses of 0.35%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Morningstar® StockInvestor Core Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index.

Effective June 30, 2010, the name of the PowerShares Value Line Industry Rotation Portfolio changed to PowerShares Morningstar StockInvestor Core Portfolio. Its underlying index also changed to the Morningstar® StockInvestor Core Index. Prior to June 30, 2010, the Fund's underlying index was the Value Line Industry Rotation Index.

For the fiscal year ended April 30, 2011, the Fund returned 9.25%. Over this same year, the Blended-Index returned 12.77%, while the S&P Citigroup Large Cap Growth Index returned 18.99%, the Russell 3000® Growth Index returned 21.62% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the information technology, financials, and consumer staples sectors. The Fund suffered from negative performance of securities of companies in the consumer discretionary sector.

Manager's Analysis (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Commercial Services	14.3
Retail	9.8
Pharmaceuticals	9.2
Real Estate	7.0
Mining	6.4
Insurance	4.9
Diversified Financial Services	4.7
Healthcare-Products	4.3
Electric	4.0
Software	3.9
Pipelines	3.4
Oil & Gas	3.3
Entertainment	3.1
Internet	2.9
Beverages	2.2
Coal	2.1
Aerospace/Defense	2.1
Banks	1.8
Food	1.7
Textiles	1.6
Cosmetics/Personal Care	1.2
Miscellaneous Manufacturing	1.2
Telecommunications	1.1
Biotechnology	1.1
Building Materials	0.9
Distribution/Wholesale	0.9
Computers	0.8
Money Market Fund	0.4
Liabilities in excess of other assets	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
St. Joe (The) Co.	7.0
Compass Minerals International, Inc.	5.0
Exelon Corp.	4.0
Abbott Laboratories	3.8
Berkshire Hathaway, Inc. Class B	3.7
MasterCard, Inc. Class A	3.5
Lowe's Cos., Inc.	3.4
Exxon Mobil Corp.	3.3
Discover Financial Services	3.2
CarMax, Inc.	3.1
Total	40.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	33.0
Large-Cap Value	29.5
Mid-Cap Growth	21.7
Mid-Cap Value	10.3
Small-Cap Value	4.3
Small-Cap Growth	1.2

Manager's Analysis (Continued)

PowerShares Morningstar StockInvestor Core Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Blended – Morningstar StockInvestor Core Index*	12.77%	-6.38%	-2.14%	-9.08%
Morningstar® StockInvestor Core Index	N/A	N/A	N/A	N/A
Value Line Industry Rotation Index	16.84%	-5.27%	-1.34%	-5.80%
S&P Citigroup Large Cap Growth Index	18.99%	3.89%	3.66%	17.21%
Russell 3000® Growth Index	21.62%	4.95%	4.57%	21.80%
S&P 500® Index	17.24%	1.74%	1.54%	6.98%
Fund
Net Asset Value ("NAV") Return	9.25%	-7.07%	-2.61%	-11.03%
Share Price Return	9.20%	-7.06%	-2.62%	-11.07%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio of 1.11% includes estimated acquired fund fees and expenses of 0.02%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.53%, while the Fund's gross total expense ratio was determined to be 1.81%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement change in stock market conditions based on the average performance of approximately 1,987, 1,887 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

*  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2011.

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Manager's Analysis

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the CBOE S&P 500 BuyWrite Index (the "Index").

For the fiscal year ended April, 30 2011, the Fund returned 7.87%. Over this same year, the Index returned 8.80%, while the S&P 500® Index returned 17.24%. The Fund slightly underperformed the Index due to the relatively wide option bid-ask spreads which prevailed during monthly rebalance periods. Additionally, the steady upward trend of the S&P 500® Index combined with volatility, contributed to the Fund's underperformance of the S&P 500® Index.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	18.7
Financials	16.0
Energy	13.5
Health Care	11.7
Industrials	11.6
Consumer Discretionary	11.0
Consumer Staples	10.8
Materials	3.8
Utilities	3.3
Telecommunication Services	3.1
Liabilities in excess of other assets	(3.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	42.6
Large-Cap Growth	42.6
Mid-Cap Growth	8.6
Mid-Cap Value	6.1
Small-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Exxon Mobil Corp.	3.7
Apple, Inc.	2.7
Chevron Corp.	1.8
General Electric Co.	1.8
International Business Machines Corp.	1.7
Microsoft Corp.	1.6
AT&T, Inc.	1.5
Procter & Gamble (The) Co.	1.5
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.5
Total	19.3

Manager's Analysis (Continued)

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
CBOE S&P 500 BuyWrite Index	8.80%	-0.10%	-0.31%	-1.03%
S&P 500® Index	17.24%	1.74%	0.00%	0.01%
Fund
Net Asset Value ("NAV") Return	7.87%	-1.24%	-1.16%	-3.86%
Share Price Return	7.86%	-1.29%	-1.16%	-3.86%

Fund Inception: December 20, 2007

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares S&P 500® High Quality Portfolio (ticker: PIV)

The PowerShares S&P 500® High Quality Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the S&P 500® High Quality Rankings Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index.

Effective June 30, 2010, the name of the PowerShares Value Line TimelinessTM Select Portfolio changed to PowerShares S&P 500® High Quality Portfolio. Its underlying index also changed to the S&P 500® High Quality Rankings Index. Prior to June 30, 2010, the Fund's underlying index was the Value Line Timeliness Select Index.

For the fiscal year ended April 30, 2011, the Fund returned 20.61%. Over this same year, the Blended-Index returned 20.64%, while the S&P 500 Citigroup Large Cap Growth Index returned 18.99%, the Russell 3000® Growth Index returned 21.62% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the industrials, consumer staples, and financials sectors. The Fund suffered from negative performance of securities of companies in the information technology and telecommunication services sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Consumer Staples	23.5
Industrials	20.6
Consumer Discretionary	18.7
Health Care	10.0
Financials	8.7
Materials	6.8
Information Technology	4.7
Utilities	4.3
Energy	2.6
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	37.2
Large-Cap Value	30.4
Mid-Cap Growth	16.8
Mid-Cap Value	15.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
UnitedHealth Group, Inc.	1.4
Johnson & Johnson	1.4
Sigma-Aldrich Corp.	1.4
C.H. Robinson Worldwide, Inc.	1.3
Expeditors International of Washington, Inc.	1.3
Danaher Corp.	1.3
NIKE, Inc. Class B	1.3
Kellogg Co.	1.3
Hormel Foods Corp.	1.3
W.W. Grainger, Inc.	1.3
Total	13.3

Manager's Analysis (Continued)

PowerShares S&P 500® High Quality Portfolio (ticker: PIV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Blended – S&P 500 High Quality Rankings Index*	20.64%	-4.26%	-3.00%	-1.03%	-5.44%
S&P 500® High Quality Rankings Index	N/A	N/A	N/A	N/A	N/A
Value Line TimelinessTM Select Index	30.43%	-1.74%	-1.47%	0.41%	2.24%
S&P 500 Citigroup Large Cap Growth Index	18.99%	3.89%	4.80%	4.87%	29.37%
Russell 3000® Growth Index	21.62%	4.95%	5.05%	5.34%	32.54%
S&P 500® Index	17.24%	1.74%	2.95%	3.77%	22.19%
Fund
Net Asset Value ("NAV") Return	20.61%	-4.07%	-2.84%	-0.88%	-4.68%
Share Price Return	20.61%	-4.05%	-2.87%	-0.97%	-5.10%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.80%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.52%, while the Fund's gross total expense ratio was determined to be 0.84%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Citigroup Large Cap Growth Index, Russell 3000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,987, 1,887 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

*  The data known as "Blended" is comprised of the original underlying index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the new underlying index starting at the conversion date and through April 30, 2011.

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Palisades Water Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 12.81%. Over this same year, the Index returned 13.82%, while the ISE Water Index returned 16.27% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the industrials sector.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Machinery-Diversified	17.8
Miscellaneous Manufacturing	17.3
Engineering & Construction	15.0
Water	13.5
Environmental Control	12.4
Electronics	11.1
Metal Fabricate/Hardware	9.6
Hand/Machine Tools	3.3
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	38.0
Mid-Cap Growth	28.7
Mid-Cap Value	10.7
Small-Cap Value	10.2
Large-Cap Value	8.1
Large-Cap Growth	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Veolia Environnement SA ADR	5.0
Valmont Industries, Inc.	4.8
Aecom Technology Corp.	4.6
URS Corp.	4.4
Lindsay Corp.	4.3
Tetra Tech, Inc.	4.3
Danaher Corp.	4.3
Itron, Inc.	4.1
Badger Meter, Inc.	3.8
Calgon Carbon Corp.	3.6
Total	43.2

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Palisades Water Index	13.82%	0.98%	4.38%	7.55%	48.09%
ISE Water Index	16.27%	2.12%	4.91%	8.76%	57.58%
S&P 500® Index	17.24%	1.74%	2.95%	3.77%	22.19%
Fund
Net Asset Value ("NAV") Return	12.81%	-0.11%	2.73%	5.94%	36.56%
Share Price Return	12.75%	-0.01%	2.65%	5.72%	35.00%

Fund Inception: December 6, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.64%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio and the Fund's gross total expense ratio was determined to be 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The ISE Water Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 37 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the WilderHill Clean Energy Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 2.27%. Over this same year, the Index returned 2.67%, while the NASDAQ Composite Index returned 16.75% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in China and the information technology and materials sectors. The Fund suffered from negative performance of securities of companies in the U.S. and the industrials sector.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Electrical Components & Equipment	24.5
Semiconductors	16.4
Energy-Alternate Sources	12.8
Electric	10.4
Chemicals	8.2
Mining	5.0
Auto Parts & Equipment	4.7
Computers	4.2
Miscellaneous Manufacturing	4.1
Electronics	2.6
Auto Manufacturers	2.4
Commercial Services	2.0
Food	1.7
Building Materials	0.6
Metal Fabricate/Hardware	0.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	57.8
Mid-Cap Growth	21.4
Mid-Cap Value	6.7
Small-Cap Value	6.4
Large-Cap Growth	4.0
Large-Cap Value	3.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
SunPower Corp. Class A	2.7
Molycorp, Inc.	2.7
Ameresco, Inc. Class A	2.5
Tesla Motors, Inc.	2.4
Rare Element Resources Ltd.	2.4
Amerigon, Inc.	2.3
Fuel Systems Solutions, Inc.	2.3
Sociedad Quimica y Minera de Chile SA	2.3
Rubicon Technology, Inc.	2.2
Polypore International, Inc.	2.2
Total	24.0

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
WilderHill Clean Energy Index	2.67%	-21.49%	-15.18%	-7.19%	-36.83%
NASDAQ Composite Index	16.75%	6.00%	4.35%	5.61%	40.06%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	2.27%	-20.93%	-14.25%	-6.41%	-33.52%
Share Price Return	2.18%	-20.99%	-14.29%	-6.43%	-33.61%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.70%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the WilderHill Progressive Energy Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 22.47%. Over this same year, the Index returned 22.60%, while the NASDAQ Composite Index returned 16.75% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the United States and the industrials and energy sectors. The Fund suffered from negative performance of securities of companies in China.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Miscellaneous Manufacturing	15.0
Electrical Components & Equipment	13.6
Auto Parts & Equipment	8.6
Oil & Gas	8.0
Electric	7.9
Electronics	7.3
Engineering & Construction	5.9
Mining	5.6
Chemicals	4.4
Energy-Alternate Sources	4.4
Environmental Control	2.6
Machinery-Diversified	2.2
Building Materials	2.2
Agriculture	2.1
Semiconductors	2.1
Computers	2.1
Hand/Machine Tools	2.1
Auto Manufacturers	2.0
Telecommunications	1.9
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Westport Innovations, Inc.	2.6
Rockwood Holdings, Inc.	2.4
Clean Energy Fuels Corp.	2.3
GrafTech International Ltd.	2.3
Hexcel Corp.	2.3
Altra Holdings, Inc.	2.3
General Cable Corp.	2.2
Siemens AG	2.2
Owens Corning	2.2
Energizer Holdings, Inc.	2.2
Total	23.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	35.0
Small-Cap Value	16.4
Large-Cap Growth	16.0
Large-Cap Value	12.1
Mid-Cap Growth	10.3
Mid-Cap Value	10.2

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
WilderHill Progressive Energy Index	22.60%	2.99%	4.83%	23.73%
NASDAQ Composite Index	16.75%	6.00%	4.41%	21.42%
S&P 500® Index	17.24%	1.74%	1.94%	9.01%
Fund
Net Asset Value ("NAV") Return	22.47%	3.36%	5.21%	25.79%
Share Price Return	22.55%	3.42%	5.24%	25.92%

Fund Inception: October 24, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.84%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.86%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1387	467	16	2	1	0	3
PZD	PowerShares CleantechTM Portfolio	10/24/06	1137	254	95	93	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	1051	434	15	8	0	0	0
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	1137	332	139	174	35	11	7
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	1609	608	140	23	2	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1387	422	77	35	5	1	1
PYH	PowerShares Morningstar StockInvestor Core Portfolio	12/1/06	1110	376	12	6	3	0	1
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	845	298	110	85	20	10	14
PIV	PowerShares S&P 500® High Quality Portfolio	12/6/05	1359	483	34	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	1359	494	99	20	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1552	589	129	26	7	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	1137	396	23	6	0	0	0

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	873	15	9	0	0	1
PZD	436	135	76	13	1	3
PDP	562	24	8	0	0	0
PSP	338	51	38	13	0	0
PGJ	730	87	14	4	0	1
PXN	727	97	17	3	1	1
PYH	693	16	3	0	0	0
PBP	287	11	8	0	1	1
PIV	814	13	3	0	1	1
PHO	692	39	13	1	0	0
PBW	684	99	14	2	1	1
PUW	687	22	3	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

In pursuing their investment objective, PowerShares Global Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares Morningstar StockInvestor Core Portfolio (the "Portfolios") may invest a portion of their assets in investment companies. Each Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which each Portfolio invests. The effect of such expenses are included in each Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$1,145.65	0.66%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.66%	$3.31
PowerShares CleantechTM Portfolio Actual	$1,000.00	$1,213.72	0.67%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	0.67%	$3.36
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,203.56	0.70%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Listed Private Equity Portfolio Actual	$1,000.00	$1,206.14	0.70%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,050.64	0.70%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$1,026.74	0.70%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares Morningstar® StockInvestorSM Core Portfolio Actual	$1,000.00	$1,165.14	0.50%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$1,078.15	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares S&P 500® High Quality Portfolio Actual	$1,000.00	$1,155.95	0.50%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Water Resource Portfolio Actual	$1,000.00	$1,171.08	0.66%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.66%	$3.31
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$1,031.91	0.70%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,214.25	0.70%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the one year data in the Financial Highlights.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—55.1%
18,917	AAR Corp.	$492,599
10,422	Aerovironment, Inc.*	298,590
16,047	Alliant Techsystems, Inc.	1,133,720
98,229	Boeing Co. (The)	7,836,710
12,726	Cubic Corp.	688,222
5,001	Ducommun, Inc.	113,773
20,460	Elbit Systems Ltd. (Israel)	1,146,169
14,605	Esterline Technologies Corp.*	1,048,639
27,860	GenCorp, Inc.*	181,926
77,821	General Dynamics Corp.	5,666,925
50,008	Goodrich Corp.	4,419,207
11,273	Kratos Defense & Security Solutions, Inc.*	154,102
51,878	L-3 Communications Holdings, Inc.	4,160,097
5,616	LMI Aerospace, Inc.*	112,601
72,895	Lockheed Martin Corp.	5,776,929
21,657	Moog, Inc., Class A*	955,507
70,151	Northrop Grumman Corp.	4,462,305
27,761	Orbital Sciences Corp.*	522,740
94,019	Raytheon Co.	4,564,622
66,790	Rockwell Collins, Inc.	4,214,449
17,441	Teledyne Technologies, Inc.*	880,596
23,768	TransDigm Group, Inc.*	1,979,874
11,617	Triumph Group, Inc.	1,000,456
86,260	United Technologies Corp.	7,727,171
		59,537,929
	Auto Manufacturers—1.4%
33,600	Force Protection, Inc.*	150,864
43,420	Oshkosh Corp.*	1,374,677
		1,525,541
	Commercial Services—4.0%
67,165	Booz Allen Hamilton Holding Corp.*	1,298,971
171,136	SAIC, Inc.*	2,977,766
		4,276,737
	Computers—5.7%
14,477	CACI International, Inc., Class A*	884,690
74,184	Computer Sciences Corp.	3,781,900
8,409	Integral Systems, Inc.*	105,028
12,014	Keyw Holding Corp. (The)*	134,437
13,366	Mercury Computer Systems, Inc.*	258,097
6,509	NCI, Inc., Class A*	160,187
27,283	SRA International, Inc., Class A*	845,500
		6,169,839
	Electronics—3.7%
4,325	American Science & Engineering, Inc.	381,033
76,327	FLIR Systems, Inc.	2,688,237
42,995	L-1 Identity Solutions, Inc.*	504,331
9,014	OSI Systems, Inc.*	346,048
29,814	Taser International, Inc.*	132,970
		4,052,619

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—1.6%
38,602	URS Corp.*	$1,727,440
	Metal Fabricate/Hardware—5.1%
7,482	Ladish Co., Inc.*	424,229
32,645	Precision Castparts Corp.	5,044,306
		5,468,535
	Miscellaneous Manufacturing—14.6%
11,820	Ceradyne, Inc.*	553,885
123,416	Honeywell International, Inc.	7,556,761
72,915	ITT Corp.	4,213,758
132,067	Textron, Inc.	3,446,949
		15,771,353
	Packaging & Containers—2.8%
80,936	Ball Corp.	3,019,722
	Software—0.7%
17,374	ManTech International Corp., Class A*	762,545
	Telecommunications—5.2%
12,708	Comtech Telecommunications Corp.	359,636
21,885	DigitalGlobe, Inc.*	634,665
7,296	EMS Technologies, Inc.*	184,297
10,524	GeoEye, Inc.*	390,335
61,231	Harris Corp.	3,253,203
19,806	ViaSat, Inc.*	790,656
		5,612,792
	Total Common Stocks (Cost $117,475,986)	107,925,052
	Money Market Fund—0.2%
185,902	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $185,902)	185,902
	Total Investments (Cost $117,661,888)—100.1%	108,110,954
	Liabilities in excess of other assets—(0.1%)	(139,703)
	Net Assets—100.0%	$107,971,251

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares CleantechTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—3.6%
32,002	Fuel Systems Solutions, Inc.*	$951,260
101,728	Johnson Controls, Inc.	4,170,848
26,547	Westport Innovations, Inc. (Canada)*	669,515
		5,791,623
	Biotechnology—2.6%
24,062	Novozymes A/S, Class B (Denmark)	4,164,591
	Building Materials—1.7%
212,804	Kingspan Group PLC (Ireland)*	2,083,726
28,039	WaterFurnace Renewable Energy, Inc. (Canada)	685,572
		2,769,298
	Chemicals—0.5%
1,101	Gurit Holding AG (Switzerland)*	854,481
	Commercial Services—2.5%
2,031	SGS SA (Switzerland)	4,015,461
	Computers—0.9%
46,724	Telvent GIT SA (Spain)*	1,438,632
	Electric—3.7%
57,610	Ameresco, Inc., Class A*	928,097
18,991,700	Energy Development Corp. (Philippines)	2,994,487
38,421	EnerNOC, Inc.*	688,120
54,902	Ormat Technologies, Inc.	1,367,060
		5,977,764
	Electrical Components & Equipment—13.6%
68,425	Advanced Energy Industries, Inc.*	968,214
1,186,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	1,569,733
56,858	EnerSys*	2,154,349
254,858	Gamesa Corp. Tecnologica SA (Spain)*	2,399,848
33,135	Saft Groupe SA (France)	1,523,932
25,125	Schneider Electric SA (France)	4,446,962
26,996	SMA Solar Technology AG (Germany)	3,223,727
127,714	SunPower Corp., Class A*	2,780,334
84,223	Vestas Wind Systems A/S (Denmark)*	2,995,846
		22,062,945
	Electronics—8.8%
27,629	Badger Meter, Inc.	1,047,416
53,444	Elster Group SE ADR (Germany)*	827,313
57,000	Horiba Ltd. (Japan)	1,707,752
49,507	Itron, Inc.*	2,694,666
32,037	Roth & Rau AG (Germany)*	1,100,797
74,664	Trimble Navigation Ltd.*	3,497,262
18,407	Vaisala Oyj, Class A (Finland)	621,271
78,286	Woodward, Inc.	2,900,496
		14,396,973

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy-Alternate Sources—3.6%
2,589,000	China Longyuan Power Group Corp., H-Shares (China)	$2,659,794
23,323	First Solar, Inc.*	3,255,191
		5,914,985
	Engineering & Construction—6.4%
176,139	ABB Ltd. (Switzerland)	4,843,341
86,865	Arcadis NV (Netherlands)	2,246,255
42,218	Grontmij NV CVA (Netherlands)	950,794
61,947	Insituform Technologies, Inc., Class A*	1,567,879
45,320	Mistras Group, Inc.*	830,262
		10,438,531
	Environmental Control—8.9%
55,170	Asahi Holdings, Inc. (Japan)	1,132,773
28,598	BWT AG (Austria)	864,683
1,167,000	Hyflux Ltd. (Singapore)	2,052,813
113,900	Kurita Water Industries Ltd. (Japan)	3,312,842
123,184	Nalco Holding Co.	3,598,205
78,549	Tetra Tech, Inc.*	1,855,327
201,625	Tomra Systems ASA (Norway)	1,731,826
		14,548,469
	Hand/Machine Tools—1.5%
49,512	Meyer Burger Technology AG (Switzerland)*	2,465,765
	Healthcare-Services—1.2%
18,426	Eurofins Scientific (France)	1,989,027
	Machinery-Diversified—4.2%
104,567	GLV, Inc., Class A (Canada)*	848,570
32,747	Kadant, Inc.*	1,010,245
17,728	Lindsay Corp.	1,299,817
41,974	Roper Industries, Inc.	3,630,331
		6,788,963
	Mining—0.5%
83,072	5N Plus, Inc. (Canada)*	812,466
	Miscellaneous Manufacturing—18.2%
169,621	Alfa Laval AB (Sweden)	3,807,566
60,018	CLARCOR, Inc.	2,712,213
54,382	Donaldson Co., Inc.	3,329,810
43,283	ESCO Technologies, Inc.	1,587,620
109,497	Hexcel Corp.*	2,357,470
63,724	Pall Corp.	3,724,031
45,903	Polypore International, Inc.*	2,835,428
31,556	Siemens AG (Germany)	4,598,316
41,296	SPX Corp.	3,570,039
63,531	STR Holdings, Inc.*	1,046,356
		29,568,849

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Semiconductors—7.5%
77,509	Aixtron SE (Germany)	$3,311,780
22,484	Centrotherm Photovoltaics AG (Germany)*	1,363,478
71,853	Cree, Inc.*	2,927,291
172,014	GT Solar International, Inc.*	1,921,397
41,561	Power Integrations, Inc.	1,676,571
35,375	Rubicon Technology, Inc.*	1,008,541
		12,209,058
	Software—4.6%
66,609	ANSYS, Inc.*	3,682,812
83,196	Autodesk, Inc.*	3,742,156
		7,424,968
	Telecommunications—5.5%
195,393	Corning, Inc.	4,091,530
66,586	Polycom, Inc.*	3,983,840
38,079	RuggedCom, Inc. (Canada)*	824,707
		8,900,077
	Total Common Stocks and Other Equity Interests (Cost $131,505,564)	162,532,926
	Money Market Fund—0.0%
49,264	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $49,264)	49,264
	Total Investments (Cost $131,554,828)—100.0%	162,582,190
	Liabilities in excess of other assets—(0.0%)	(51,749)
	Net Assets—100.0%	$162,530,441

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificate

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—26.7%
97,687	AutoNation, Inc.*	$3,312,566
57,637	Big Lots, Inc.*	2,369,457
98,920	Brinker International, Inc.	2,382,983
108,302	CBS Corp., Class B	2,731,376
217,750	Chico's FAS, Inc.	3,185,683
163,116	Clear Channel Outdoor Holdings, Inc., Class A*	2,244,476
139,456	Federal-Mogul Corp.*	3,695,584
33,807	Fossil, Inc.*	3,238,034
175,385	Gannett Co., Inc.	2,641,298
49,575	John Wiley & Sons, Inc., Class A	2,524,855
167,756	Liberty Media Corp. - Capital, Series A*	13,801,286
186,094	Liberty Media Corp. - Interactive, Class A*	3,252,923
32,174	McDonald's Corp.	2,519,546
21,333	Panera Bread Co., Class A*	2,583,640
52,267	Polo Ralph Lauren Corp.	6,834,956
26,236	priceline.com, Inc.*	14,351,354
66,359	Royal Caribbean Cruises Ltd.*	2,642,415
64,931	Signet Jewelers Ltd. (United Kingdom)*	2,840,731
34,454	Stanley Black & Decker, Inc.	2,503,083
82,987	Tempur-Pedic International, Inc.*	5,209,924
41,821	Tractor Supply Co.	2,587,465
211,033	TRW Automotive Holdings Corp.*	12,041,543
31,558	VF Corp.	3,173,473
118,405	Virgin Media, Inc.	3,582,935
128,164	Wyndham Worldwide Corp.	4,435,756
21,824	Wynn Resorts Ltd.	3,211,402
123,845	Yum! Brands, Inc.	6,643,046
		120,541,790
	Consumer Staples—4.6%
167,324	Altria Group, Inc.	4,490,976
38,892	Brown-Forman Corp., Class B	2,794,779
111,512	Green Mountain Coffee Roasters, Inc.*	7,466,844
100,466	Hormel Foods Corp.	2,954,705
45,681	Whole Foods Market, Inc.	2,866,940
		20,574,244
	Energy—5.8%
86,343	Atwood Oceanics, Inc.*	3,879,391
29,283	Cimarex Energy Co.	3,238,407
24,925	Concho Resources, Inc.*	2,663,236
111,805	EQT Corp.	5,882,061
39,082	Massey Energy Co.	2,666,956
112,696	McDermott International, Inc.*	2,602,150
29,899	Pioneer Natural Resources Co.	3,056,575
32,678	Whiting Petroleum Corp.*	2,271,121
		26,259,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—7.3%
58,698	Arch Capital Group Ltd.*	$6,104,592
379,209	CapitalSource, Inc.	2,533,116
164,355	CB Richard Ellis Group, Inc., Class A*	4,389,922
257,291	Developers Diversified Realty Corp. REIT	3,792,469
94,214	Hartford Financial Services Group, Inc. (The)	2,729,380
71,026	Macerich Co. (The) REIT	3,751,593
112,043	Protective Life Corp.	3,015,077
37,614	SL Green Realty Corp. REIT	3,104,284
147,105	XL Group PLC (Ireland)	3,592,304
		33,012,737
	Health Care—9.9%
62,439	Alexion Pharmaceuticals, Inc.*	6,049,714
106,025	Edwards Lifesciences Corp.*	9,155,259
412,542	Health Management Associates, Inc., Class A*	4,653,474
103,618	Henry Schein, Inc.*	7,571,367
16,170	Mettler-Toledo International, Inc.*	3,030,258
42,169	Perrigo Co.	3,810,391
125,155	SXC Health Solutions Corp. (Canada)*	6,903,550
62,846	Valeant Pharmaceuticals International, Inc. (Canada)	3,307,585
		44,481,598
	Industrials—25.3%
183,424	AMETEK, Inc.	8,444,841
127,053	C.H. Robinson Worldwide, Inc.	10,187,110
74,341	CSX Corp.	5,849,893
73,575	Danaher Corp.	4,064,283
43,093	Deere & Co.	4,201,568
72,415	Donaldson Co., Inc.	4,433,970
49,384	Flowserve Corp.	6,253,002
59,491	Gardner Denver, Inc.	5,140,617
32,062	Goodrich Corp.	2,833,319
63,390	IDEX Corp.	2,974,259
231,649	J.B. Hunt Transport Services, Inc.	11,045,024
82,757	Kirby Corp.*	4,698,943
135,806	Manitowoc Co., Inc. (The)	3,013,535
56,325	Norfolk Southern Corp.	4,206,351
50,040	Precision Castparts Corp.	7,732,181
68,443	Roper Industries, Inc.	5,919,635
89,200	Textron, Inc.	2,328,120
38,236	Union Pacific Corp.	3,956,279
28,163	United Technologies Corp.	2,522,842
26,662	W.W. Grainger, Inc.	4,041,959
41,000	WABCO Holdings, Inc.*	3,027,850
241,233	Waste Connections, Inc.	7,422,739
		114,298,320

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—9.1%
73,883	Amphenol Corp., Class A	$4,130,799
40,060	Apple, Inc.*	13,950,094
40,818	FactSet Research Systems, Inc.	4,465,897
137,385	Fairchild Semiconductor International, Inc.*	2,880,963
66,936	Gartner, Inc.*	2,872,224
45,989	Informatica Corp.*	2,575,844
67,441	SanDisk Corp.*	3,314,051
113,194	Skyworks Solutions, Inc.*	3,561,083
167,094	Vishay Intertechnology, Inc.*	3,188,153
		40,939,108
	Materials—7.6%
68,135	AptarGroup, Inc.	3,573,681
199,773	Ball Corp.	7,453,531
29,526	Cliffs Natural Resources, Inc.	2,767,177
44,947	Domtar Corp.	4,180,970
56,057	FMC Corp.	4,948,712
161,766	Huntsman Corp.	3,372,821
39,350	Sherwin-Williams Co. (The)	3,238,111
64,970	Sigma-Aldrich Corp.	4,585,582
		34,120,585
	Utilities—3.7%
93,637	Energen Corp.	6,087,341
35,995	National Fuel Gas Co.	2,638,434
60,068	ONEOK, Inc.	4,201,156
112,539	UGI Corp.	3,747,549
		16,674,480
	Total Common Stocks and Other Equity Interests (Cost $380,218,495)	450,902,759
	Money Market Fund—0.1%
355,273	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $355,273)	355,273
	Total Investments (Cost $380,573,768)—100.1%	451,258,032
	Liabilities in excess of other assets—(0.1%)	(353,893)
	Net Assets—100.0%	$450,904,139

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—89.3%
	Diversified Financial Services—6.4%
847,602	Brait SA (South Africa)	$2,406,206
2,002,458	Intermediate Capital Group PLC (United Kingdom)	11,022,006
85,217	Partners Group Holding AG (Switzerland)	18,025,635
		31,453,847
	Electric—1.2%
256,318	Otter Tail Corp.	5,992,715
	Food—2.6%
725,707	Hakon Invest AB (Sweden)	12,834,782
	Holding Companies-Diversified—20.8%
146,425	Ackermans & van Haaren NV (Belgium)	15,345,563
291,255	Compass Diversified Holdings	4,881,434
143,600	Hal Trust (Netherlands)	22,550,813
446,799	Latour Investment AB, Class B (Sweden)	10,896,813
638,778	Leucadia National Corp.	24,695,158
130,415	Schouw & Co. (Denmark)	3,878,735
163,279	Wendel (France)	20,486,302
		102,734,818
	Internet—0.4%
116,272	Safeguard Scientifics, Inc.*	2,273,118
	Investment Companies—35.2%
486,156	AP Alternative Assets LP (United Kingdom)*	6,290,859
1,044,899	Apollo Investment Corp.	12,382,053
3,196,669	ARC Capital Holdings Ltd. (Cayman Islands)*	3,532,319
1,070,590	Ares Capital Corp.	18,960,149
494,055	BlackRock Kelso Capital Corp.	5,197,459
236,247	Candover Investments PLC (United Kingdom)*	2,418,472
25,862	Capital Southwest Corp.	2,488,959
1,642,000	China Merchants China Direct Investments Ltd. (Hong Kong)	3,597,873
1,633,811	DeA Capital SpA (Italy)*	3,776,471
173,472	Electra Private Equity PLC (United Kingdom)*	5,060,605
486,262	Fifth Street Finance Corp.	6,481,873
204,706	Gladstone Capital Corp.	2,325,460
137,588	Golub Capital BDC, Inc.	2,206,912
234,098	Hercules Technology Growth Capital, Inc.	2,516,553
205,603	HgCapital Trust PLC (United Kingdom)	3,875,174
619,200	Hosken Consolidated Investments Ltd. (South Africa)	7,708,040
550,393	JZ Capital Partners Ltd. (Guernsey)	3,901,621
122,115	Kayne Anderson Energy Development Co.*	2,393,454

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,412,640	Macquarie Korea Infrastructure Fund (South Korea)	$11,391,740
136,484	Main Street Capital Corp.	2,567,264
579,559	MCG Capital Corp.	3,825,089
169,219	MVC Capital, Inc.	2,340,299
244,357	NGP Capital Resources Co.	2,306,730
293,412	PennantPark Investment Corp.	3,620,704
505,547	Prospect Capital Corp.	6,122,174
594,205	Ratos AB, Class B (Sweden)	24,616,416
566,991	RHJ International (Belgium)*	4,719,065
266,070	Solar Capital Ltd.	6,752,857
1,688,760	SVG Capital PLC (United Kingdom)*	7,729,214
217,077	TICC Capital Corp.	2,461,653
		173,567,511
	Private Equity—21.7%
4,342,763	3i Group PLC (United Kingdom)	20,289,088
311,985	Altamir Amboise (France)*	3,841,747
1,390,022	American Capital Ltd.*	14,275,526
123,219	Deutsche Beteiligungs AG (Germany)	3,625,077
198,280	Dinamia Capital Privado Sociedad de Capital Riesgo SA (Spain)	2,412,180
208,432	Eurazeo (France)	17,391,082
132,304	Gimv NV (Belgium)	8,785,773
881,698	GP Investments Ltd. BDR (Bermuda)*	3,632,401
369,060	Jafco Co. Ltd. (Japan)	9,347,033
18,418,000	K1 Ventures Ltd. (Singapore)	2,260,339
455	KKR & Co. LP	8,627
466,624	Onex Corp. (Canada)	17,458,136
127,292	Paris Orleans et Cie SA (France)	3,767,566
		107,094,575
	Water—1.0%
158,323	Pico Holdings, Inc.*	5,085,335
	Total Common Stocks and Other Equity Interests (Cost $345,375,067)	441,036,701
	Exchange Traded Funds—9.8%
	Equity Fund—9.8%
1,476,121	Financial Select Sector SPDR Fund	24,164,101
177,177	SPDR S&P 500 ETF Trust	24,191,747
	Total Exchange Traded Funds (Cost $48,034,644)	48,355,848
	Total Investments (Cost $393,409,711)—99.1%	489,392,549
	Other assets less liabilities—0.9%	4,229,378
	Net Assets—100.0%	$493,621,927

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio

April 30, 2011

Investment Abbreviations:

ETF—Exchange-Traded Fund

BDR—Brazilian Depositary Receipt

SPDR—Standard & Poors Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	11.5%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bermuda—0.6%
60,221	China Yuchai International Ltd.*	$1,994,519
54,253	Global Sources Ltd.*	664,057
		2,658,576
	British Virgin Islands—1.2%
72,559	Camelot Information Systems, Inc. ADR*	1,400,389
26,590	China Ceramics Co. Ltd.*	146,245
73,401	China Gerui Advanced Materials Group Ltd.*	355,995
103,044	China Metro-Rural Holdings Ltd.*	360,654
39,772	Duoyuan Global Water, Inc. ADR*	154,315
87,986	Hollysys Automation Technologies Ltd.*	1,056,712
41,673	Origin Agritech Ltd.*	323,382
32,319	Ossen Innovation Co. Ltd. ADR*	104,714
139,573	Renesola Ltd. ADR*	1,281,280
		5,183,686
	Canada—0.9%
282,272	Silvercorp Metals, Inc.	3,836,076
	Cayman Islands—15.9%
34,762	3SBio, Inc. ADR*	625,368
80,345	7 Days Group Holdings Ltd. ADR*	1,846,328
114,891	Actions Semiconductor Co. Ltd. ADR*	273,441
115,187	Ambow Education Holding Ltd. ADR*	840,865
31,808	AutoChina International Ltd.*	844,820
75,743	AutoNavi Holdings Ltd. ADR*	1,364,131
28,662	Bcd Semiconductor Manufacturing Ltd. ADR*	277,448
66,661	Bitauto Holdings Ltd. ADR*	675,276
94,851	Bona FILM Group Ltd. ADR*	558,672
56,950	CDC Corp., Class A*	182,240
42,044	Changyou.com Ltd. ADR*	1,905,434
31,566	Charm Communications, Inc. ADR*	347,226
58,703	ChemSpec International Ltd. ADR*	437,924
119,166	China Cord Blood Corp.*	401,589
93,796	China Digital TV Holding Co. Ltd. ADR	635,937
55,318	China Distance Education Holdings Ltd. ADR*	204,123
37,175	China GrenTech Corp. Ltd. ADR*	112,640
82,569	China Hydroelectric Corp. ADR*	521,836
36,848	China Kanghui Holdings, Inc. ADR*	707,482
97,365	China Lodging Group Ltd. ADR*	2,131,320
43,271	China Mass Media Corp. ADR*	77,455
52,141	China Medical Technologies, Inc. ADR*	615,785
201,990	China Ming Yang Wind Power Group Ltd. ADR*	1,739,134
168,294	China Nepstar Chain Drugstore Ltd. ADR	597,444
41,571	China New Borun Corp. ADR*	387,857
32,414	China Nuokang Bio-Pharmaceutical, Inc. ADR*	135,166

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
232,059	China Real Estate Information Corp. ADR*	$2,028,196
85,536	China Techfaith Wireless Communication Technology Ltd. ADR*	398,598
92,763	China Xiniya Fashion Ltd. ADR*	374,763
37,499	ChinaCache International Holdings Ltd. ADR*	630,358
81,159	CNinsure, Inc. ADR	1,191,414
76,678	Concord Medical Services Holdings Ltd. ADR*	417,128
41,204	Country Style Cooking Restaurant Chain Co. Ltd. ADR*	690,579
56,790	Daqo New Energy Corp. ADR*	696,813
25,278	E-Commerce China Dangdang, Inc. ADR*	581,647
129,643	E-House China Holdings Ltd. ADR	1,549,234
97,325	Funtalk China Holdings Ltd.*	622,880
42,151	Global Education & Technology Group Ltd. ADR*	264,287
27,715	Gushan Environmental Energy Ltd. ADR*	114,186
118,630	Hanwha SolarOne Co. Ltd. ADR*	810,243
47,885	hiSoft Technology International Ltd. ADR*	893,534
73,920	IFM Investments Ltd. ADR*	208,454
84,668	iSoftStone Holdings Ltd. ADR*	1,678,120
35,118	JinkoSolar Holding Co. Ltd. ADR*	953,454
35,552	Ku6 Media Co. Ltd. ADR*	264,507
171,458	Lentuo International, Inc. ADR*	524,661
92,227	Longtop Financial Technologies Ltd. ADR*	2,080,641
92,615	Mecox Lane Ltd. ADR*	509,382
62,965	New Oriental Education & Technology Group, Inc. ADR*	7,847,958
64,004	Noah Education Holdings Ltd. ADR*	154,250
89,940	Noah Holdings Ltd. ADR*	1,618,021
16,337	Perfect World Co. Ltd. ADR*	444,530
70,430	RDA Microelectronics, Inc. ADR*	926,155
885,362	Semiconductor Manufacturing International Corp. ADR*	3,877,886
232,728	Shanda Games Ltd. ADR*	1,745,460
30,128	ShangPharma Corp. ADR*	361,536
105,330	SinoTech Energy Ltd. ADR*	679,378
51,991	Sky-Mobi Ltd. ADR*	1,126,645
163,785	SouFun Holdings Ltd. ADR*	3,775,244
77,999	Spreadtrum Communications, Inc. ADR*	1,669,179
78,079	Syswin, Inc. ADR*	469,255
60,192	TAL Education Group ADR*	767,448
127,574	Trina Solar Ltd. ADR*	3,634,583
13,013	Tri-Tech Holding, Inc.*	139,760
71,468	VanceInfo Technologies, Inc. ADR*	2,298,411
112,961	WuXi PharmaTech Cayman, Inc. ADR*	1,988,114
108,509	Xueda Education Group ADR*	1,190,344
9,456	Youku.Com, Inc. ADR*	559,039
		71,203,216

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—60.6%
45,552	51job, Inc. ADR*	$2,550,456
48,090	Acorn International, Inc. ADR	244,297
87,085	AgFeed Industries, Inc.*	140,207
101,124	Agria Corp. ADR*	122,360
105,987	Airmedia Group, Inc. ADR*	504,498
806,758	Aluminum Corp. of China Ltd. ADR	18,999,151
127,010	American Oriental Bioengineering, Inc.*	191,785
36,197	ATA, Inc. ADR*	300,797
188,929	Baidu, Inc. ADR*	28,059,735
69,021	Canadian Solar, Inc.*	744,737
365,529	China Eastern Airlines Corp. Ltd. ADR*	8,059,914
35,553	China Finance Online Co. Ltd. ADR*	199,452
352,832	China Life Insurance Co. Ltd. ADR	18,943,550
192,283	China Petroleum and Chemical Corp. ADR	19,376,358
144,982	China Security & Surveillance Technology, Inc.*	780,003
318,269	China Southern Airlines Co. Ltd. ADR*	8,367,292
71,987	China Sunergy Co. Ltd. ADR*	259,873
322,791	China Telecom Corp. Ltd. ADR	18,834,855
26,338	ChinaEdu Corp. ADR*	189,897
220,802	Ctrip.com International Ltd. ADR*	10,757,473
19,161	eLong, Inc. ADR*	277,260
232,064	Focus Media Holding Ltd. ADR*	8,157,050
21,103	Fuwei Films Holdings Co. Ltd.*	52,969
88,618	General Steel Holdings, Inc.*	200,277
365,912	Giant Interactive Group, Inc. ADR	3,238,321
228,927	Guangshen Railway Co. Ltd. ADR	4,548,779
66,022	Home Inns & Hotels Management, Inc. ADR*	2,854,131
508,760	Huaneng Power International, Inc. ADR	11,289,384
271,445	JA Solar Holdings Co. Ltd. ADR*	1,864,827
26,544	Jinpan International Ltd.	324,899
56,116	KongZhong Corp. ADR*	490,454
234,245	LDK Solar Co. Ltd. ADR*	2,705,530
69,315	Linktone Ltd. ADR*	83,871
184,376	Mindray Medical International Ltd. ADR	4,928,370
209,937	NetEase.com, Inc. ADR*	10,345,695
176,975	PetroChina Co. Ltd. ADR	25,764,021
85,134	Qiao Xing Mobile Communication Co. Ltd.*	234,119
147,494	Qiao Xing Universal Resources, Inc.*	314,162
108,965	Shanda Interactive Entertainment Ltd. ADR*	5,271,727
87,164	Simcere Pharmaceutical Group ADR*	1,106,111
100,129	SINA Corp.*	13,492,383
116,347	Sinopec Shanghai Petrochemical Co. Ltd. ADR	5,674,243
87,536	Sinovac Biotech Ltd.*	348,393
291,104	Suntech Power Holdings Co. Ltd. ADR*	2,611,203
40,578	The9 Ltd. ADR*	293,785
59,645	Vimicro International Corp. ADR*	165,813

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
165,225	VisionChina Media, Inc. ADR*	$710,468
166,269	WSP Holdings Ltd. ADR*	226,126
124,272	Xinyuan Real Estate Co. Ltd. ADR*	269,670
565,371	Yanzhou Coal Mining Co. Ltd. ADR	22,072,084
239,830	Yingli Green Energy Holding Co. Ltd. ADR*	3,005,070
28,942	Yucheng Technologies Ltd.*	115,768
		270,663,653
	Hong Kong—14.2%
418,968	China Mobile Ltd. ADR	19,310,235
36,280	China Natural Resources, Inc.*	492,683
1,130,794	China Unicom Ltd. ADR	23,136,045
79,827	CNOOC Ltd. ADR	19,912,845
72,397	Nam Tai Electronics, Inc.	444,518
		63,296,326
	United States—6.6%
123,521	Advanced Battery Technologies, Inc.*	212,456
55,928	American Lorain Corp.*	124,719
76,605	Aoxing Pharmaceutical Co., Inc.*	149,380
74,711	A-Power Energy Generation Systems Ltd.*	302,580
121,279	AsiaInfo-Linkage, Inc.*	2,292,173
44,267	Biostar Pharmaceuticals, Inc.*	73,483
28,045	China Advanced Construction Materials Group, Inc.*	79,087
34,224	China Agritech, Inc.*	211,915
29,820	China Auto Logistics, Inc.*	61,131
43,815	China Automotive Systems, Inc.*	422,815
102,800	China BAK Battery, Inc.*	161,396
39,132	China Biologic Products, Inc.*	548,239
59,126	China Botanic Pharmaceutical, Inc.*	84,550
51,489	China Education Alliance, Inc.*	65,906
35,828	China Electric Motor, Inc.*	94,478
45,015	China Fire & Security Group, Inc.*	312,854
39,253	China GengSheng Minerals, Inc.*	107,161
43,385	China Green Agriculture, Inc.*	305,430
53,792	China Housing & Land Development, Inc.*	118,880
84,522	China Information Technology, Inc.*	221,448
61,604	China Integrated Energy, Inc.*	113,351
22,250	China Jo-Jo Drugstores, Inc.*	60,297
47,170	China Marine Food Group Ltd.*	163,680
60,579	China MediaExpress Holdings, Inc.*	537,487
34,455	China Natural Gas, Inc.*	182,956
47,837	China North East Petroleum Holdings Ltd.*	204,264
59,459	China Nutrifruit Group Ltd.*	127,242
69,957	China Pharma Holdings, Inc.*	172,794
75,241	China Precision Steel, Inc.*	118,881
62,661	China Recycling Energy Corp.*	150,386
45,205	China Shen Zhou Mining & Resources, Inc.*	215,628
63,760	China Shengda Packaging Group, Inc.*	96,278
27,659	China Sky One Medical, Inc.*	78,828

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,813	China TransInfo Technology Corp.*	$197,535
57,045	China Valves Technology, Inc.*	229,321
30,387	China Wind Systems, Inc.*	72,929
76,965	China XD Plastics Co. Ltd.*	339,416
31,593	China Yida Holding Co.*	221,151
35,795	China-Biotics, Inc.*	349,359
80,437	ChinaCast Education Corp.*	491,470
28,132	ChinaNet Online Holdings, Inc.*	90,304
24,353	Chindex International, Inc.*	418,628
58,195	Cogo Group, Inc.*	477,781
54,281	Deer Consumer Products, Inc.	550,409
36,030	Feihe International, Inc.*	384,800
61,076	Fushi Copperweld, Inc.*	491,662
32,955	Guanwei Recycling Corp.*	74,808
56,128	Gulf Resources, Inc.*	175,681
50,500	Harbin Electric, Inc.*	945,360
29,480	HQ Sustainable Maritime Industries, Inc.*	90,209
20,599	Jiangbo Pharmaceuticals, Inc.*	97,227
32,861	Jingwei International Ltd.*	94,640
39,275	Kandi Technolgies Corp.*	113,897
93,039	Keyuan Petrochemicals, Inc.	452,169
68,421	Kingold Jewelry, Inc.*	135,474
51,263	L&L Energy, Inc.*	356,278
48,036	Lihua International, Inc.*	386,690
159,560	Longwei Petroleum Investment Holding Ltd.*	287,208
20,379	New Energy Systems Group*	74,791
79,031	NIVS IntelliMedia Technology Group, Inc.*	156,481
29,646	Orient Paper, Inc.*	112,062
48,514	Puda Coal, Inc.*	291,084
48,053	QKL Stores, Inc.*	118,210
88,087	ShengdaTech, Inc.*	235,192
43,616	Shengkai Innovations, Inc.*	143,933
27,147	Sino Clean Energy, Inc.*	78,183
33,969	SinoCoking Coal And Coke Chemical Industries, Inc.*	217,402
47,051	Sinohub, Inc.*	79,987
41,351	SkyPeople Fruit Juice, Inc.*	132,323
11,571	Skystar Bio-Pharmaceutical Co. Ltd.*	50,102
61,781	SmartHeat, Inc.*	181,636
61,875	Sohu.com, Inc.*	6,543,900
31,197	SORL Auto Parts, Inc.*	160,665
67,048	Sutor Technology Group Ltd.*	109,959
78,252	Synthesis Energy Systems, Inc.*	313,790
92,594	Synutra International, Inc.*	962,978
19,176	Telestone Technologies Corp.*	121,768
45,820	Tianyin Pharmaceutical Co., Inc.*	103,553
115,269	Tiens Biotech Group USA, Inc.*	152,155
58,934	Trunkbow International Holdings Ltd.*	268,739
32,152	Universal Travel Group*	114,590
249,103	UTStarcom, Inc.*	640,195

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
38,992	Winner Medical Group, Inc.*	$196,910
54,715	Wonder Auto Technology, Inc.*	323,913
79,777	Yongye International, Inc.*	418,031
32,083	Yuhe International, Inc.*	177,740
65,211	Zhongpin, Inc.*	1,089,024
21,540	Zoom Technologies, Inc.*	79,052
19,201	ZST Digital Networks, Inc.*	56,451
		29,401,358
	Total Investments (Cost $398,015,244)—100.0%	446,242,891
	Other assets less liabilities—0.0%	48,899
	Net Assets—100.0%	$446,291,790

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—3.4%
16,540	Toyota Motor Corp. ADR (Japan)	$1,317,907
	Biotechnology—6.0%
780,844	Nanosphere, Inc.*	2,319,107
	Chemicals—10.5%
14,822	Air Products & Chemicals, Inc.	1,415,798
24,704	E.I. du Pont de Nemours & Co.	1,402,940
454,921	ShengdaTech, Inc.*	1,214,639
		4,033,377
	Computers—7.0%
31,616	Hewlett-Packard Co.	1,276,338
8,256	International Business Machines Corp.	1,408,308
		2,684,646
	Electrical Components & Equipment—9.3%
245,337	A123 Systems, Inc.*	1,481,835
822,628	Ener1, Inc.*	2,081,249
		3,563,084
	Electronics—11.1%
52,080	FEI Co.*	1,690,517
43,813	NVE Corp.*	2,583,214
		4,273,731
	Energy-Alternate Sources—4.3%
303,127	Headwaters, Inc.*	1,655,073
	Investment Companies—6.4%
467,613	Harris & Harris Group, Inc.*	2,440,940
	Miscellaneous Manufacturing—7.3%
14,463	3M Co.	1,405,948
67,459	General Electric Co.	1,379,537
		2,785,485
	Pharmaceuticals—19.7%
752,190	BioDelivery Sciences International, Inc.*	2,775,581
362,247	Elan Corp. PLC ADR (Ireland)*	2,934,201
286,710	Flamel Technologies SA ADR (France)*	1,849,279
		7,559,061
	Semiconductors—10.5%
65,502	Intel Corp.	1,518,992
49,470	Veeco Instruments, Inc.*	2,529,401
		4,048,393
	Software—4.5%
226,249	Accelrys, Inc.*	1,712,705
	Total Common Stocks and Other Equity Interests (Cost $37,937,712)	38,393,509

Number of Shares		Value
	Money Market Fund—0.2%
90,796	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $90,796)	$90,796
	Total Investments (Cost $38,028,508)—100.2%	38,484,305
	Liabilities in excess of other assets—(0.2%)	(93,829)
	Net Assets—100.0%	$38,390,476

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Morningstar StockInvestor Core Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Aerospace/Defense—2.1%
5,577	General Dynamics Corp.	$406,117
	Banks—1.8%
7,605	JPMorgan Chase & Co.	347,016
	Beverages—2.2%
3,549	Molson Coors Brewing Co., Class B	173,014
3,802	PepsiCo, Inc.	261,920
		434,934
	Biotechnology—1.1%
3,802	Amgen, Inc.*	216,144
	Building Materials—0.9%
21,670	Cemex SAB de CV ADR (Mexico)*	188,096
	Coal—2.1%
20,280	Cloud Peak Energy, Inc.*	422,230
	Commercial Services—14.3%
9,886	Apollo Group, Inc., Class A*	395,737
8,872	Automatic Data Processing, Inc.	482,193
15,210	CoreLogic, Inc.*	280,016
2,535	MasterCard, Inc., Class A	699,381
17,745	Paychex, Inc.	580,439
18,505	Western Union Co. (The)	393,231
		2,830,997
	Computers—0.8%
10,140	Dell, Inc.*	157,271
	Cosmetics/Personal Care—1.2%
3,802	Procter & Gamble Co. (The)	246,750
	Distribution/Wholesale—0.9%
2,535	Fastenal Co.	170,073
	Diversified Financial Services—4.7%
6,337	American Express Co.	311,020
25,350	Discover Financial Services	629,694
		940,714
	Electric—4.0%
18,759	Exelon Corp.	790,692
	Entertainment—3.1%
10,140	International Game Technology	179,377
14,196	International Speedway Corp., Class A	434,397
		613,774
	Food—1.7%
11,914	Sysco Corp.	344,434

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Healthcare-Products—4.3%
6,591	Johnson & Johnson	$433,161
6,337	Zimmer Holdings, Inc.*	413,489
		846,650
	Insurance—4.9%
8,872	Berkshire Hathaway, Inc., Class B*	739,038
15,210	First American Financial Corp.	237,276
		976,314
	Internet—2.9%
16,731	eBay, Inc.*	575,546
	Mining—6.4%
10,140	Compass Minerals International, Inc.	989,765
6,084	Vulcan Materials Co.	274,997
		1,264,762
	Miscellaneous Manufacturing—1.2%
2,535	3M Co.	246,427
	Oil & Gas—3.3%
7,402	Exxon Mobil Corp.	651,376
	Pharmaceuticals—9.2%
14,652	Abbott Laboratories	762,490
9,379	Novartis AG ADR (Switzerland)	554,955
23,829	Pfizer, Inc.	499,456
		1,816,901
	Pipelines—3.4%
5,157	Kinder Morgan Management LLC*	351,583
7,605	TransCanada Corp. (Canada)	326,559
		678,142
	Real Estate—7.0%
53,234	St. Joe Co. (The)*	1,390,472
	Retail—9.8%
17,745	CarMax, Inc.*	615,752
25,350	Lowe's Cos., Inc.	665,437
5,577	Walgreen Co.	238,249
7,605	Wal-Mart Stores, Inc.	418,123
		1,937,561
	Software—3.9%
12,675	Autodesk, Inc.*	570,122
7,605	Microsoft Corp.	197,882
		768,004
	Telecommunications—1.1%
12,675	Cisco Systems, Inc.	222,573

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Morningstar StockInvestor Core Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Textiles—1.6%
10,140	Cintas Corp.	$314,847
	Total Common Stocks and Other Equity Interests (Cost $16,134,762)	19,798,817
	Money Market Fund—0.4%
75,730	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $75,730)	75,730
	Total Investments (Cost $16,210,492)—100.3%	19,874,547
	Liabilities in excess of other assets—(0.3%)	(58,073)
	Net Assets—100.0%	$19,816,474

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—103.5%
	Consumer Discretionary—11.0%
876	Abercrombie & Fitch Co., Class A	$62,021
3,571	Amazon.com, Inc.*	701,702
1,236	Apollo Group, Inc., Class A*	49,477
644	AutoNation, Inc.*	21,838
268	AutoZone, Inc.*	75,678
2,557	Bed Bath & Beyond, Inc.*	143,499
3,285	Best Buy Co., Inc.	102,558
758	Big Lots, Inc.*	31,161
2,335	Cablevision Systems Corp., Class A	82,262
2,264	CarMax, Inc.*	78,561
4,333	Carnival Corp.	164,957
6,751	CBS Corp., Class B	170,260
311	Chipotle Mexican Grill, Inc.*	82,972
2,969	Coach, Inc.	177,576
27,829	Comcast Corp., Class A	730,233
2,821	D.R. Horton, Inc.	35,093
1,386	Darden Restaurants, Inc.	65,100
619	DeVry, Inc.	32,745
7,967	DIRECTV, Class A*	387,117
2,827	Discovery Communications, Inc., Class A*	125,123
2,009	Expedia, Inc.	50,285
1,269	Family Dollar Stores, Inc.	68,792
37,977	Ford Motor Co.*	587,504
1,540	Fortune Brands, Inc.	100,223
1,413	GameStop Corp., Class A*	36,286
2,406	Gannett Co., Inc.	36,234
4,147	Gap, Inc. (The)	96,376
1,583	Genuine Parts Co.	85,007
2,439	Goodyear Tire & Rubber Co. (The)*	44,268
3,065	H&R Block, Inc.	52,994
2,365	Harley-Davidson, Inc.	88,120
699	Harman International Industries, Inc.	33,922
1,376	Hasbro, Inc.	64,452
16,426	Home Depot, Inc. (The)	610,062
3,000	International Game Technology	53,070
4,911	Interpublic Group of Cos., Inc. (The)	57,704
2,376	J.C. Penney Co., Inc.	91,357
6,800	Johnson Controls, Inc.	278,800
2,935	Kohl's Corp.	154,704
1,470	Leggett & Platt, Inc.	38,646
1,613	Lennar Corp., Class A	30,631
2,655	Limited Brands, Inc.	109,280
13,855	Lowe's Cos., Inc.	363,694
4,250	Macy's, Inc.	101,618
2,918	Marriott International, Inc., Class A	103,005
3,501	Mattel, Inc.	93,547
10,457	McDonald's Corp.	818,888
3,079	McGraw-Hill Cos., Inc. (The)	124,607
441	Netflix, Inc.*	102,607
2,917	Newell Rubbermaid, Inc.*	55,598

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
22,928	News Corp., Class A	$408,577
3,843	NIKE, Inc., Class B	316,356
1,685	Nordstrom, Inc.	80,122
2,852	Omnicom Group, Inc.	140,290
1,417	O'Reilly Automotive, Inc.*	83,688
657	Polo Ralph Lauren Corp.	85,916
493	priceline.com, Inc.*	269,676
3,375	Pulte Group, Inc.*	27,439
1,062	RadioShack Corp.	16,790
1,196	Ross Stores, Inc.	88,133
909	Scripps Networks Interactive, Inc., Class A	46,741
437	Sears Holdings Corp.*	37,569
1,679	Stanley Black & Decker, Inc.	121,979
7,223	Staples, Inc.	152,694
7,490	Starbucks Corp.	271,063
1,929	Starwood Hotels & Resorts Worldwide, Inc.	114,911
7,109	Target Corp.	349,052
1,269	Tiffany & Co.	88,119
3,447	Time Warner Cable, Inc.	269,314
10,972	Time Warner, Inc.	415,400
3,974	TJX Cos., Inc. (The)	213,086
1,285	Urban Outfitters, Inc.*	40,426
869	VF Corp.	87,387
5,993	Viacom, Inc., Class B	306,602
19,035	Walt Disney Co. (The)	820,409
53	Washington Post Co. (The), Class B	23,103
763	Whirlpool Corp.	65,755
1,739	Wyndham Worldwide Corp.	60,187
763	Wynn Resorts Ltd.	112,275
4,693	Yum! Brands, Inc.	251,733
		13,217,006
	Consumer Staples—10.8%
21,003	Altria Group, Inc.	563,721
6,398	Archer-Daniels-Midland Co.	236,854
4,315	Avon Products, Inc.	126,775
1,035	Brown-Forman Corp., Class B	74,375
1,833	Campbell Soup Co.	61,570
1,382	Clorox Co. (The)	96,270
22,996	Coca-Cola Co. (The)	1,551,310
3,315	Coca-Cola Enterprises, Inc.	94,179
4,958	Colgate-Palmolive Co.	418,207
4,105	ConAgra Foods, Inc.	100,367
1,766	Constellation Brands, Inc., Class A*	39,541
4,383	Costco Wholesale Corp.	354,672
13,736	CVS Caremark Corp.	497,793
1,839	Dean Foods Co.*	20,578
2,249	Dr Pepper Snapple Group, Inc.	88,161
1,150	Estee Lauder Cos., Inc. (The), Class A	111,550
6,383	General Mills, Inc.	246,256
3,231	H.J. Heinz Co.	165,524

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,552	Hershey Co. (The)	$89,566
1,390	Hormel Foods Corp.	40,880
1,195	J.M. Smucker Co. (The)	89,709
2,529	Kellogg Co.	144,836
4,060	Kimberly-Clark Corp.	268,204
17,558	Kraft Foods, Inc., Class A	589,598
6,385	Kroger Co. (The)	155,219
1,461	Lorillard, Inc.	155,596
1,335	McCormick & Co., Inc.	65,575
2,054	Mead Johnson Nutrition Co.	137,371
1,595	Molson Coors Brewing Co., Class B	77,756
15,902	PepsiCo, Inc.	1,095,489
18,013	Philip Morris International, Inc.	1,250,823
28,073	Procter & Gamble Co. (The)	1,821,938
3,395	Reynolds American, Inc.	125,988
3,697	Safeway, Inc.	89,874
6,249	Sara Lee Corp.	119,981
2,130	SUPERVALU, Inc.	23,984
5,850	Sysco Corp.	169,123
2,994	Tyson Foods, Inc., Class A	59,581
9,261	Walgreen Co.	395,630
19,636	Wal-Mart Stores, Inc.	1,079,587
1,481	Whole Foods Market, Inc.	92,948
		12,986,959
	Energy—13.5%
4,982	Anadarko Petroleum Corp.	393,279
3,843	Apache Corp.	512,541
4,360	Baker Hughes, Inc.	337,508
1,047	Cabot Oil & Gas Corp.	58,925
2,457	Cameron International Corp.*	129,533
6,602	Chesapeake Energy Corp.	222,289
20,121	Chevron Corp.	2,202,042
14,330	ConocoPhillips	1,131,067
2,271	CONSOL Energy, Inc.	122,838
4,026	Denbury Resources, Inc.*	90,867
4,287	Devon Energy Corp.	390,117
698	Diamond Offshore Drilling, Inc.	52,957
7,685	El Paso Corp.	149,166
2,689	EOG Resources, Inc.	303,615
1,498	EQT Corp.	78,810
49,701	Exxon Mobil Corp.	4,373,688
2,412	FMC Technologies, Inc.*	112,110
9,170	Halliburton Co.	462,902
1,068	Helmerich & Payne, Inc.	70,851
3,017	Hess Corp.	259,341
7,131	Marathon Oil Corp.	385,359
1,039	Massey Energy Co.	70,901
1,936	Murphy Oil Corp.	150,001
2,873	Nabors Industries Ltd. (Bermuda)*	88,029
4,227	National Oilwell Varco, Inc.	324,169

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,349	Newfield Exploration Co.*	$95,509
2,533	Noble Corp. (Switzerland)	108,944
1,764	Noble Energy, Inc.	169,820
8,147	Occidental Petroleum Corp.	931,121
2,716	Peabody Energy Corp.	181,483
1,169	Pioneer Natural Resources Co.	119,507
1,770	QEP Resources, Inc.	75,632
1,611	Range Resources Corp.	90,941
1,268	Rowan Cos., Inc.*	52,876
13,641	Schlumberger Ltd.	1,224,280
3,491	Southwestern Energy Co.*	153,115
6,512	Spectra Energy Corp.	189,109
1,211	Sunoco, Inc.	51,661
1,437	Tesoro Corp.*	38,971
5,712	Valero Energy Corp.	161,650
5,885	Williams Cos., Inc. (The)	195,206
		16,312,730
	Financials—16.0%
3,369	ACE Ltd. (Switzerland)	226,565
4,721	Aflac, Inc.	265,273
5,319	Allstate Corp. (The)	179,995
10,502	American Express Co.	515,438
1,442	American International Group, Inc.*	44,918
2,475	Ameriprise Financial, Inc.	153,599
3,344	Aon Corp.	174,457
1,186	Apartment Investment & Management Co., Class A REIT	31,975
1,003	Assurant, Inc.	39,819
864	AvalonBay Communities, Inc. REIT	109,391
101,446	Bank of America Corp.	1,245,757
12,467	Bank of New York Mellon Corp. (The)	361,044
6,974	BB&T Corp.	187,740
17,350	Berkshire Hathaway, Inc., Class B*	1,445,255
960	BlackRock, Inc.	188,102
1,432	Boston Properties, Inc. REIT	149,687
4,592	Capital One Financial Corp.	251,320
2,924	CB Richard Ellis Group, Inc., Class A*	78,100
10,027	Charles Schwab Corp. (The)	183,594
2,964	Chubb Corp. (The)	193,223
1,636	Cincinnati Financial Corp.	51,829
291,233	Citigroup, Inc.*	1,336,760
673	CME Group, Inc.	199,053
1,775	Comerica, Inc.	67,326
5,474	Discover Financial Services	135,974
2,488	E*TRADE Financial Corp.*	40,405
2,951	Equity Residential REIT	176,234
930	Federated Investors, Inc., Class B	23,975
9,214	Fifth Third Bancorp	122,270
2,644	First Horizon National Corp.	28,952
1,456	Franklin Resources, Inc.	187,999

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
4,918	Genworth Financial, Inc., Class A*	$59,950
5,217	Goldman Sachs Group, Inc. (The)	787,819
4,465	Hartford Financial Services Group, Inc. (The)	129,351
4,026	HCP, Inc. REIT	159,510
1,768	Health Care REIT, Inc. REIT	95,065
6,831	Host Hotels & Resorts, Inc. REIT	121,524
5,288	Hudson City Bancorp, Inc.	50,395
8,668	Huntington Bancshares, Inc.	58,856
737	IntercontinentalExchange, Inc.*	88,698
4,622	Invesco Ltd.(~)	114,949
1,868	Janus Capital Group, Inc.	22,734
39,927	JPMorgan Chase & Co.	1,821,869
9,549	KeyCorp	82,790
4,080	Kimco Realty Corp. REIT	79,723
1,528	Legg Mason, Inc.	56,765
1,987	Leucadia National Corp.	76,817
3,170	Lincoln National Corp.	98,999
3,157	Loews Corp.	139,729
1,207	M&T Bank Corp.	106,663
5,462	Marsh & McLennan Cos., Inc.	165,389
5,322	Marshall & Ilsley Corp.	43,481
10,593	MetLife, Inc.	495,646
2,004	Moody's Corp.	78,437
15,517	Morgan Stanley	405,770
1,504	NASDAQ OMX Group, Inc. (The)*	40,758
2,431	Northern Trust Corp.	121,526
2,622	NYSE Euronext	105,011
3,634	People's United Financial, Inc.	49,749
1,625	Plum Creek Timber Co., Inc. REIT	70,021
5,276	PNC Financial Services Group, Inc.	328,906
3,221	Principal Financial Group, Inc.	108,709
6,626	Progressive Corp. (The)	145,374
5,727	ProLogis REIT	93,293
4,879	Prudential Financial, Inc.	309,426
1,403	Public Storage REIT	164,586
12,627	Regions Financial Corp.	92,682
2,981	Simon Property Group, Inc. REIT	341,444
5,290	SLM Corp.	87,761
5,042	State Street Corp.	234,705
5,379	SunTrust Banks, Inc.	151,634
2,600	T. Rowe Price Group, Inc.	167,050
782	Torchmark Corp.	52,331
4,328	Travelers Cos., Inc. (The)	273,876
19,295	U.S. Bancorp	498,197
3,109	Unum Group	82,326
1,636	Ventas, Inc. REIT	91,502
1,641	Vornado Realty Trust REIT	158,652
52,803	Wells Fargo & Co.	1,537,095
5,393	Weyerhaeuser Co. REIT	124,093
3,122	XL Group PLC (Ireland)	76,239

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,837	Zions Bancorp	$44,915
		19,288,819
	Health Care—11.7%
15,512	Abbott Laboratories	807,244
3,860	Aetna, Inc.	159,727
3,465	Agilent Technologies, Inc.*	172,938
3,069	Allergan, Inc.	244,170
2,752	AmerisourceBergen Corp.	111,841
9,361	Amgen, Inc.*	532,173
5,817	Baxter International, Inc.	330,987
2,220	Becton, Dickinson and Co.	190,787
2,419	Biogen Idec, Inc.*	235,490
15,294	Boston Scientific Corp.*	114,552
17,092	Bristol-Myers Squibb Co.	480,285
854	C.R. Bard, Inc.	91,164
3,511	Cardinal Health, Inc.	153,396
2,240	CareFusion Corp.*	65,789
4,667	Celgene Corp.*	274,793
760	Cephalon, Inc.*	58,368
720	Cerner Corp.*	86,530
2,723	CIGNA Corp.	127,518
1,504	Coventry Health Care, Inc.*	48,534
4,958	Covidien PLC (Ireland)	276,111
964	DaVita, Inc.*	84,919
1,427	DENTSPLY International, Inc.	53,570
1,153	Edwards Lifesciences Corp.*	99,562
10,228	Eli Lilly & Co.	378,538
5,304	Express Scripts, Inc.*	300,949
2,872	Forest Laboratories, Inc.*	95,236
7,984	Gilead Sciences, Inc.*	310,099
1,673	Hospira, Inc.*	94,909
1,692	Humana, Inc.	128,795
390	Intuitive Surgical, Inc.*	136,383
27,416	Johnson & Johnson	1,801,780
1,004	Laboratory Corp. of America Holdings*	96,856
1,807	Life Technologies Corp.*	99,746
2,553	McKesson Corp.	211,925
4,061	Medco Health Solutions, Inc.*	240,939
10,736	Medtronic, Inc.	448,228
30,902	Merck & Co., Inc.	1,110,927
4,388	Mylan, Inc.*	109,349
961	Patterson Cos., Inc.	33,356
1,138	PerkinElmer, Inc.	32,171
80,137	Pfizer, Inc.	1,679,671
1,564	Quest Diagnostics, Inc.	88,178
3,268	St. Jude Medical, Inc.	174,642
3,378	Stryker Corp.	199,302
4,879	Tenet Healthcare Corp.*	33,811
3,922	Thermo Fisher Scientific, Inc.*	235,281
10,980	UnitedHealth Group, Inc.	540,545

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,205	Varian Medical Systems, Inc.*	$84,591
917	Waters Corp.*	89,866
1,263	Watson Pharmaceuticals, Inc.*	78,331
3,770	WellPoint, Inc.	289,498
1,929	Zimmer Holdings, Inc.*	125,867
		14,050,217
	Industrials—11.6%
7,135	3M Co.	693,593
1,073	Avery Dennison Corp.	44,787
7,392	Boeing Co. (The)	589,734
1,667	C.H. Robinson Worldwide, Inc.	133,660
6,403	Caterpillar, Inc.	738,970
1,269	Cintas Corp.	39,402
3,718	CSX Corp.	292,569
1,986	Cummins, Inc.	238,677
5,427	Danaher Corp.	299,787
4,227	Deere & Co.	412,132
1,873	Dover Corp.	127,439
499	Dun & Bradstreet Corp. (The)	41,008
3,417	Eaton Corp.	182,912
7,571	Emerson Electric Co.	460,014
1,232	Equifax, Inc.	46,237
2,130	Expeditors International of Washington, Inc.	115,595
1,480	Fastenal Co.	99,293
3,163	FedEx Corp.	302,604
559	Flowserve Corp.	70,781
1,773	Fluor Corp.	124,004
3,742	General Dynamics Corp.	272,492
106,431	General Electric Co.	2,176,514
1,261	Goodrich Corp.	111,435
7,872	Honeywell International, Inc.	482,003
5,004	Illinois Tool Works, Inc.	292,284
3,309	Ingersoll-Rand PLC (Ireland)	167,105
2,010	Iron Mountain, Inc.	64,018
1,844	ITT Corp.	106,565
1,269	Jacobs Engineering Group, Inc.*	62,955
1,052	Joy Global, Inc.	106,199
1,136	L-3 Communications Holdings, Inc.	91,096
2,880	Lockheed Martin Corp.	228,240
3,595	Masco Corp.	48,245
3,575	Norfolk Southern Corp.	266,981
2,925	Northrop Grumman Corp.	186,059
3,668	PACCAR, Inc.	194,807
1,159	Pall Corp.	67,732
1,625	Parker Hannifin Corp.	153,270
2,046	Pitney Bowes, Inc.	50,250
1,440	Precision Castparts Corp.	222,509
2,164	Quanta Services, Inc.*	46,916
2,073	R.R. Donnelley & Sons Co.	39,097
3,611	Raytheon Co.	175,314

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
3,085	Republic Services, Inc.	$97,548
1,469	Robert Half International, Inc.	44,555
1,429	Rockwell Automation, Inc.	124,509
1,557	Rockwell Collins, Inc.	98,247
957	Roper Industries, Inc.	82,771
514	Ryder System, Inc.	27,499
585	Snap-On, Inc.	36,135
7,505	Southwest Airlines Co.	88,184
857	Stericycle, Inc.*	78,227
2,771	Textron, Inc.	72,323
4,756	Tyco International Ltd. (Switzerland)	231,807
4,929	Union Pacific Corp.	510,004
9,894	United Parcel Service, Inc., Class B	741,753
9,226	United Technologies Corp.	826,465
586	W.W. Grainger, Inc.	88,838
4,774	Waste Management, Inc.	188,382
		14,002,531
	Information Technology—18.7%
5,081	Adobe Systems, Inc.*	170,468
5,779	Advanced Micro Devices, Inc.*	52,589
1,879	Akamai Technologies, Inc.*	64,713
3,212	Altera Corp.	156,424
1,766	Amphenol Corp., Class A	98,737
3,008	Analog Devices, Inc.	121,252
9,234	Apple, Inc.*	3,215,556
13,246	Applied Materials, Inc.	207,830
2,298	Autodesk, Inc.*	103,364
4,984	Automatic Data Processing, Inc.	270,880
1,793	BMC Software, Inc.*	90,062
4,774	Broadcom Corp., Class A	167,949
3,841	CA, Inc.	94,450
55,408	Cisco Systems, Inc.	972,964
1,884	Citrix Systems, Inc.*	158,897
3,054	Cognizant Technology Solutions Corp., Class A*	253,177
1,557	Computer Sciences Corp.	79,376
2,196	Compuware Corp.*	24,881
15,719	Corning, Inc.	329,156
16,860	Dell, Inc.*	261,499
11,471	eBay, Inc.*	394,602
3,356	Electronic Arts, Inc.*	67,724
20,768	EMC Corp.*	588,565
811	F5 Networks, Inc.*	82,203
2,673	Fidelity National Information Services, Inc.	88,476
543	First Solar, Inc.*	75,787
1,467	Fiserv, Inc.*	89,942
1,601	FLIR Systems, Inc.	56,387
2,514	Google, Inc., Class A*	1,367,867
1,284	Harris Corp.	68,219
21,796	Hewlett-Packard Co.	879,905

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
55,007	Intel Corp.	$1,275,612
12,224	International Business Machines Corp.	2,085,170
2,734	Intuit, Inc.*	151,901
1,968	Jabil Circuit, Inc.	39,045
2,251	JDS Uniphase Corp.*	46,911
5,370	Juniper Networks, Inc.*	205,832
1,679	KLA-Tencor Corp.	73,708
789	Lexmark International, Inc., Class A*	25,445
2,278	Linear Technology Corp.	79,274
6,185	LSI Corp.*	45,336
970	MasterCard, Inc., Class A	267,613
2,312	MEMC Electronic Materials, Inc.*	27,351
1,892	Microchip Technology, Inc.	77,648
8,611	Micron Technology, Inc.*	97,218
74,112	Microsoft Corp.	1,928,394
1,387	Molex, Inc.	37,449
1,307	Monster Worldwide, Inc.*	21,448
2,954	Motorola Mobility Holdings, Inc.*	76,981
3,380	Motorola Solutions, Inc.*	155,074
2,421	National Semiconductor Corp.	58,395
3,693	NetApp, Inc.*	191,962
905	Novellus Systems, Inc.*	29,050
5,833	NVIDIA Corp.*	116,660
38,994	Oracle Corp.	1,405,734
3,232	Paychex, Inc.	105,719
16,476	QUALCOMM, Inc.	936,496
1,937	Red Hat, Inc.*	91,949
2,949	SAIC, Inc.*	51,313
1,187	Salesforce.com, Inc.*	164,518
2,376	SanDisk Corp.*	116,757
7,663	Symantec Corp.*	150,578
3,641	Tellabs, Inc.	17,914
1,689	Teradata Corp.*	94,449
1,861	Teradyne, Inc.*	29,962
11,767	Texas Instruments, Inc.	418,082
1,631	Total System Services, Inc.	30,744
1,741	VeriSign, Inc.	64,347
4,865	Visa, Inc., Class A	380,054
2,326	Western Digital Corp.*	92,575
6,493	Western Union Co. (The)	137,976
14,050	Xerox Corp.	141,765
2,621	Xilinx, Inc.	91,368
13,146	Yahoo!, Inc.*	233,342
		22,523,020
	Materials—3.8%
2,158	Air Products & Chemicals, Inc.	206,132
752	Airgas, Inc.	52,226
1,107	AK Steel Holding Corp.	17,989
10,669	Alcoa, Inc.	181,373
991	Allegheny Technologies, Inc.	71,352

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,699	Ball Corp.	$63,390
1,075	Bemis Co., Inc.	33,691
716	CF Industries Holdings, Inc.	101,350
1,360	Cliffs Natural Resources, Inc.	127,459
11,725	Dow Chemical Co. (The)	480,608
9,253	E.I. du Pont de Nemours & Co.	525,478
710	Eastman Chemical Co.	76,148
2,336	Ecolab, Inc.	123,247
718	FMC Corp.	63,385
9,502	Freeport-McMoRan Copper & Gold, Inc.	522,895
806	International Flavors & Fragrances, Inc.	51,197
4,415	International Paper Co.	136,335
1,690	MeadWestvaco Corp.	56,936
5,388	Monsanto Co.	366,600
4,952	Newmont Mining Corp.	290,237
3,172	Nucor Corp.	148,957
1,644	Owens-Illinois, Inc.*	48,777
1,612	PPG Industries, Inc.	152,608
3,045	Praxair, Inc.	324,049
1,599	Sealed Air Corp.	41,206
894	Sherwin-Williams Co. (The)	73,567
1,224	Sigma-Aldrich Corp.	86,390
904	Titanium Metals Corp.*	18,107
1,443	United States Steel Corp.	68,846
1,296	Vulcan Materials Co.	58,579
		4,569,114
	Telecommunication Services—3.1%
3,992	American Tower Corp., Class A*	208,821
59,251	AT&T, Inc.	1,843,891
5,980	CenturyLink, Inc.	243,864
9,977	Frontier Communications Corp.	82,510
2,649	MetroPCS Communications, Inc.*	44,583
30,021	Sprint Nextel Corp.*	155,509
28,346	Verizon Communications, Inc.	1,070,912
5,063	Windstream Corp.	64,857
		3,714,947
	Utilities—3.3%
6,648	AES Corp. (The)*	88,019
2,415	Ameren Corp.	70,784
4,827	American Electric Power Co., Inc.	176,089
4,265	CenterPoint Energy, Inc.	79,329
2,531	CMS Energy Corp.	50,114
2,931	Consolidated Edison, Inc.	152,764
2,006	Constellation Energy Group, Inc.	73,058
5,831	Dominion Resources, Inc.	270,675
1,701	DTE Energy Co.	85,952
13,344	Duke Energy Corp.	248,866
3,271	Edison International	128,452
1,797	Entergy Corp.	125,287
6,645	Exelon Corp.	280,087

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
4,199	FirstEnergy Corp.	$167,792
783	Integrys Energy Group, Inc.	40,998
4,226	NextEra Energy, Inc.	239,065
457	Nicor, Inc.	25,331
2,804	NiSource, Inc.	54,538
1,772	Northeast Utilities	63,083
2,485	NRG Energy, Inc.*	60,137
1,074	ONEOK, Inc.	75,116
2,260	Pepco Holdings, Inc.	43,550
3,978	PG&E Corp.	183,306
1,092	Pinnacle West Capital Corp.	47,382
5,666	PPL Corp.	155,418
2,947	Progress Energy, Inc.	139,835
5,080	Public Service Enterprise Group, Inc.	163,424
1,143	SCANA Corp.	47,457
2,415	Sempra Energy	133,066
8,490	Southern Co.	331,450
2,157	TECO Energy, Inc.	41,565
2,347	Wisconsin Energy Corp.	73,250
4,846	Xcel Energy, Inc.	117,903
		4,033,142
	Total Investments (Cost $92,452,986)—103.5%	124,698,485
	Liabilities in excess of other assets—(3.5%)	(4,187,161)
	Net Assets—100.0%	$120,511,324

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(<)  A portion of the securities in the portfolio are subject to call options written. In addition, the unrealized appreciation (depreciation) of the call options written were based on Level 1 inputs. See Note 2H and Note 3.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

See Notes to Financial Statements.

Schedule of Investments

PowerShares S&P 500 High Quality Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—18.7%
19,821	Darden Restaurants, Inc.	$930,992
26,943	Family Dollar Stores, Inc.	1,460,580
41,779	Gap, Inc. (The)	970,944
17,455	Genuine Parts Co.	937,334
11,751	Harley-Davidson, Inc.	437,842
9,924	Hasbro, Inc.	464,840
24,815	Home Depot, Inc. (The)	921,629
23,063	Johnson Controls, Inc.	945,583
17,330	Lowe's Cos., Inc.	454,913
13,444	Marriott International, Inc., Class A	474,573
12,222	McDonald's Corp.	957,105
27,068	News Corp., Class A	482,352
18,016	NIKE, Inc., Class B	1,483,077
10,058	Nordstrom, Inc.	478,258
28,533	Omnicom Group, Inc.	1,403,538
3,760	Polo Ralph Lauren Corp.	491,695
19,751	Ross Stores, Inc.	1,455,451
28,150	Target Corp.	1,382,165
7,566	Tiffany & Co.	525,383
27,503	TJX Cos., Inc. (The)	1,474,711
9,556	VF Corp.	960,951
22,262	Walt Disney Co. (The)	959,492
18,748	Yum! Brands, Inc.	1,005,643
		21,059,051
	Consumer Staples—23.5%
35,425	Altria Group, Inc.	950,807
26,357	Archer-Daniels-Midland Co.	975,736
33,220	Avon Products, Inc.	976,004
13,634	Brown-Forman Corp., Class B	979,739
13,968	Campbell Soup Co.	469,185
13,393	Clorox Co. (The)	932,956
20,727	Coca-Cola Co. (The)	1,398,243
17,156	Colgate-Palmolive Co.	1,447,109
19,650	ConAgra Foods, Inc.	480,442
6,086	Costco Wholesale Corp.	492,479
38,487	CVS Caremark Corp.	1,394,769
25,669	General Mills, Inc.	990,310
50,284	Hormel Foods Corp.	1,478,852
19,083	J.M. Smucker Co. (The)	1,432,561
25,850	Kellogg Co.	1,480,430
14,205	Kimberly-Clark Corp.	938,382
14,672	Kraft Foods, Inc., Class A	492,686
29,690	McCormick & Co., Inc.	1,458,373
9,932	Molson Coors Brewing Co., Class B	484,185
21,211	PepsiCo, Inc.	1,461,226
22,523	Procter & Gamble Co. (The)	1,461,743
49,670	Sysco Corp.	1,435,960
33,998	Walgreen Co.	1,452,395

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,535	Wal-Mart Stores, Inc.	$1,458,894
		26,523,466
	Energy—2.6%
3,574	Apache Corp.	476,664
4,240	Chevron Corp.	464,026
16,222	Exxon Mobil Corp.	1,427,536
4,482	Occidental Petroleum Corp.	512,248
		2,880,474
	Financials—8.7%
17,323	Aflac, Inc.	973,379
10,039	American Express Co.	492,714
3,939	AvalonBay Communities, Inc. REIT	498,717
9,001	Capital One Financial Corp.	492,625
14,966	Chubb Corp. (The)	975,634
28,233	Cincinnati Financial Corp.	894,421
17,568	Federated Investors, Inc., Class B	452,903
2,887	Goldman Sachs Group, Inc. (The)	435,966
8,949	Health Care REIT, Inc. REIT	481,188
94,174	Hudson City Bancorp, Inc.	897,478
26,495	Kimco Realty Corp. REIT	517,712
8,914	Northern Trust Corp.	445,611
10,087	State Street Corp.	469,550
6,848	T. Rowe Price Group, Inc.	439,984
13,944	Torchmark Corp.	933,133
14,695	Wells Fargo & Co.	427,771
		9,828,786
	Health Care—10.0%
18,412	Abbott Laboratories	958,160
11,561	AmerisourceBergen Corp.	469,839
17,302	Baxter International, Inc.	984,484
11,510	Becton, Dickinson and Co.	989,169
9,306	C.R. Bard, Inc.	993,415
12,735	DENTSPLY International, Inc.	478,072
23,448	Johnson & Johnson	1,541,003
5,923	McKesson Corp.	491,668
23,435	Medtronic, Inc.	978,411
19,830	Mylan, Inc.*	494,164
23,353	Stryker Corp.	1,377,827
31,420	UnitedHealth Group, Inc.	1,546,807
		11,303,019
	Industrials—20.6%
14,960	3M Co.	1,454,262
18,771	C.H. Robinson Worldwide, Inc.	1,505,059
12,699	Caterpillar, Inc.	1,465,591
15,397	Cintas Corp.	478,077
27,047	Danaher Corp.	1,494,076
4,847	Deere & Co.	472,582
7,141	Dover Corp.	485,874
8,566	Eaton Corp.	458,538

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 High Quality Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,144	Emerson Electric Co.	$1,466,989
27,643	Expeditors International of Washington, Inc.	1,500,186
13,808	Fastenal Co.	926,379
18,713	General Dynamics Corp.	1,362,681
23,022	General Electric Co.	470,800
17,107	Illinois Tool Works, Inc.	999,220
7,902	ITT Corp.	456,656
11,689	L-3 Communications Holdings, Inc.	937,341
6,867	Norfolk Southern Corp.	512,827
9,756	Parker Hannifin Corp.	920,186
14,608	Rockwell Collins, Inc.	921,765
10,881	Roper Industries, Inc.	941,098
9,716	Union Pacific Corp.	1,005,314
16,443	United Technologies Corp.	1,472,964
9,742	W.W. Grainger, Inc.	1,476,887
		23,185,352
	Information Technology—4.7%
17,725	Automatic Data Processing, Inc.	963,354
9,152	Harris Corp.	486,246
11,416	Hewlett-Packard Co.	460,864
5,669	International Business Machines Corp.	967,018
13,923	Linear Technology Corp.	484,520
13,858	Oracle Corp.	499,581
29,084	Paychex, Inc.	951,337
25,274	Total System Services, Inc.	476,415
		5,289,335
	Materials—6.8%
10,103	Air Products & Chemicals, Inc.	965,039
6,942	Airgas, Inc.	482,122
12,908	Ball Corp.	481,597
27,066	Ecolab, Inc.	1,428,002
7,334	International Flavors & Fragrances, Inc.	465,856
13,632	Praxair, Inc.	1,450,717
10,937	Sherwin-Williams Co. (The)	900,006
21,510	Sigma-Aldrich Corp.	1,518,176
		7,691,515
	Utilities—4.3%
14,017	Entergy Corp.	977,265
12,515	FirstEnergy Corp.	500,099
16,600	NextEra Energy, Inc.	939,062
7,103	ONEOK, Inc.	496,784
17,962	PPL Corp.	492,698
8,691	Sempra Energy	478,874
12,102	Southern Co.	472,462

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,450	Wisconsin Energy Corp.	$482,195
		4,839,439
	Total Common Stocks and Other Equity Interests (Cost $93,058,529)	112,600,437
	Money Market Fund—0.1%
147,761	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $147,761)	147,761
	Total Investments (Cost $93,206,290—100.0%	112,748,198
	Liabilities in excess of other assets—(0.0%)	(53,462)
	Net Assets—100.0%	$112,694,736

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Water Resources Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Electronics—11.1%
1,274,913	Badger Meter, Inc.(~)	$48,331,952
951,549	Itron, Inc.*	51,792,812
1,043,792	Watts Water Technologies, Inc., Class A	40,394,750
		140,519,514
	Engineering & Construction—15.0%
2,124,553	Aecom Technology Corp.*	57,915,315
1,526,256	Insituform Technologies, Inc., Class A*	38,629,540
1,205,041	Layne Christensen Co.(~)*	35,862,020
1,253,051	URS Corp.*	56,074,032
		188,480,907
	Environmental Control—12.4%
2,615,960	Calgon Carbon Corp.*	44,889,874
1,951,342	Energy Recovery, Inc.*	6,029,647
536,866	Met-Pro Corp.	6,383,337
1,527,960	Nalco Holding Co.	44,631,711
2,314,854	Tetra Tech, Inc.*	54,676,851
		156,611,420
	Hand/Machine Tools—3.3%
908,294	Franklin Electric Co., Inc.	40,973,142
	Machinery-Diversified—17.8%
335,210	Flowserve Corp.	42,444,290
1,027,457	Gorman-Rupp Co. (The)(~)	41,560,636
924,711	IDEX Corp.	43,387,440
746,586	Lindsay Corp.(~)	54,739,685
493,353	Roper Industries, Inc.	42,670,101
		224,802,152
	Metal Fabricate/Hardware—9.6%
9,182,450	Mueller Water Products, Inc., Class A(~)	40,402,780
837,450	Northwest Pipe Co.(~)*	20,149,047
573,045	Valmont Industries, Inc.	60,341,639
		120,893,466
	Miscellaneous Manufacturing—17.3%
545,702	Ameron International Corp.(~)	38,384,679
978,320	Danaher Corp.	54,042,397
694,171	ITT Corp.	40,116,142
719,039	Pall Corp.	42,020,639
1,081,159	Pentair, Inc.	43,419,345
		217,983,202
	Water—13.5%
669,331	American States Water Co.	23,366,345
825,102	American Water Works Co., Inc.	24,241,497
1,014,767	Aqua America, Inc.	22,882,996
419,333	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	24,539,367
1,310,310	Consolidated Water Co. Ltd. (Cayman Islands)(~)	12,854,141

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,860,464	Veolia Environnement SA ADR (France)	$62,381,358
		170,265,704
	Total Common Stocks and Other Equity Interests (Cost $1,116,859,688)	1,260,529,507
	Money Market Fund—0.0%
386,714	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $386,714)	386,714
	Total Investments (Cost $1,117,246,402)—100.0%	1,260,916,221
	Liabilities in excess of other assets—(0.0%)	(268,192)
	Net Assets—100.0%	$1,260,648,029

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 6.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—2.4%
468,110	Tesla Motors, Inc.*	$12,919,836
	Auto Parts & Equipment—4.7%
740,381	Amerigon, Inc.*	12,623,496
423,975	Fuel Systems Solutions, Inc.*	12,602,657
		25,226,153
	Building Materials—0.6%
2,093,000	Broadwind Energy, Inc.*	3,453,450
	Chemicals—8.2%
105,937	Air Products & Chemicals, Inc.	10,119,102
304,955	OM Group, Inc.*	11,051,569
201,992	Sociedad Quimica y Minera de Chile SA ADR (Chile)	12,327,572
853,526	Zoltek Cos., Inc.*	10,967,809
		44,466,052
	Commercial Services—2.0%
505,832	Quanta Services, Inc.*	10,966,438
	Computers—4.2%
1,178,833	Echelon Corp.*	11,210,702
646,679	Maxwell Technologies, Inc.*	11,530,287
		22,740,989
	Electric—10.4%
824,143	Ameresco, Inc., Class A*	13,276,944
582,503	Calpine Corp.*	9,756,925
109,767	CPFL Energia SA ADR (Brazil)	9,707,793
244,338	IDACORP, Inc.	9,580,493
454,042	Ormat Technologies, Inc.	11,305,646
2,496,233	U.S. Geothermal, Inc.*	2,496,233
		56,124,034
	Electrical Components & Equipment—24.5%
1,391,757	A123 Systems, Inc.*	8,406,212
4,076,247	Active Power, Inc.(~)*	9,905,280
3,031,640	Advanced Battery Technologies, Inc.*	5,214,421
461,554	American Superconductor Corp.*	5,469,415
980,289	Canadian Solar, Inc. (China)*	10,577,318
1,520,049	China BAK Battery, Inc.*	2,386,477
1,089,416	China Ming Yang Wind Power Group Ltd. ADR (Cayman Islands)*	9,379,872
3,639,989	Ener1, Inc.*	9,209,172
2,047,628	Energy Conversion Devices, Inc.*	4,095,256
1,261,136	Power-One, Inc.*	10,416,984
3,031,640	Satcon Technology Corp.*	9,701,248
674,877	SunPower Corp., Class A*	14,692,072
1,199,541	Suntech Power Holdings Co. Ltd. ADR ( China)*	10,759,883
211,861	Universal Display Corp.*	11,639,643

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
868,140	Yingli Green Energy Holding Co. Ltd. ADR (China)*	$10,877,794
		132,731,047
	Electronics—2.6%
209,336	Itron, Inc.*	11,394,159
928,627	UQM Technologies, Inc.*	2,590,869
		13,985,028
	Energy-Alternate Sources—12.8%
349,475	Amyris, Inc.*	9,236,624
1,015,255	Ascent Solar Technologies, Inc.*	1,634,561
1,214,682	Ballard Power Systems, Inc. (Canada)*	2,502,245
605,993	Comverge, Inc.*	2,339,133
72,778	First Solar, Inc.*	10,157,626
5,335,078	FuelCell Energy, Inc.*	9,122,983
507,626	Gevo, Inc.*	9,822,563
1,602,829	JA Solar Holdings Co. Ltd. ADR (China)*	11,011,435
514,351	Ocean Power Technologies, Inc.*	2,504,889
390,059	Trina Solar Ltd. ADR (Cayman Islands)*	11,112,781
		69,444,840
	Food—1.7%
742,253	Cosan Ltd., Class A (Brazil)	9,241,050
	Metal Fabricate/Hardware—0.4%
858,328	China Wind Systems, Inc.*	2,059,987
	Mining—5.0%
196,065	Molycorp, Inc.*	14,371,564
892,833	Rare Element Resources Ltd. (Canada)*	12,901,437
		27,273,001
	Miscellaneous Manufacturing—4.1%
190,433	Polypore International, Inc.*	11,763,046
644,927	STR Holdings, Inc.*	10,621,948
		22,384,994
	Semiconductors—16.4%
266,977	Aixtron SE ADR (Germany)	11,333,174
717,052	Applied Materials, Inc.	11,250,546
245,094	Cree, Inc.*	9,985,130
991,315	GT Solar International, Inc.*	11,072,989
338,213	International Rectifier Corp.*	11,688,641
872,087	MEMC Electronic Materials, Inc.*	10,316,789
1,182,612	Renesola Ltd. ADR (British Virgin Islands)*	10,856,378
421,938	Rubicon Technology, Inc.*	12,029,452
		88,533,099
	Total Common Stocks and Other Equity Interests (Cost $608,918,739)	541,549,998

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.1%
467,305	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $467,305)	$467,305
	Total Investments (Cost $609,386,044)—100.1%	542,017,303
	Liabilities in excess of other assets—(0.1%)	(545,213)
	Net Assets—100.0%	$541,472,090

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(~)  Affiliated Investment. See Note 6.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—2.1%
31,749	Andersons, Inc. (The)	$1,576,338
	Auto Manufacturers—2.0%
55,169	Tata Motors Ltd. ADR (India)	1,513,837
	Auto Parts & Equipment—8.6%
138,127	Exide Technologies*	1,386,795
36,931	Johnson Controls, Inc.	1,514,171
34,910	Tenneco, Inc.*	1,613,191
78,391	Westport Innovations, Inc. (Canada)*	1,983,293
		6,497,450
	Building Materials—2.2%
43,848	Owens Corning*	1,659,208
	Chemicals—4.4%
47,859	Methanex Corp. (Canada)	1,544,888
31,366	Rockwood Holdings, Inc.*	1,779,707
		3,324,595
	Computers—2.1%
50,412	Telvent GIT SA (Spain)*	1,552,186
	Electric—7.9%
97,677	Centrais Eletricas Brasileiras SA ADR (Brazil)	1,447,573
78,926	Companhia Energetica de Minas Gerais ADR (Brazil)	1,647,186
75,117	EnerNOC, Inc.*	1,345,345
69,903	Enersis SA ADR (Chile)	1,493,128
		5,933,232
	Electrical Components & Equipment—13.6%
74,559	A-Power Energy Generation Systems Ltd.*	301,964
25,439	Emerson Electric Co.	1,545,674
21,902	Energizer Holdings, Inc.*	1,654,258
40,177	EnerSys*	1,522,307
34,619	General Cable Corp.*	1,679,021
75,138	GrafTech International Ltd.*	1,743,202
77,414	Harbin Electric, Inc.*	1,449,190
107,647	SmartHeat, Inc.*	316,482
		10,212,098
	Electronics—7.3%
92,877	Elster Group SE ADR (Germany)*	1,437,736
46,827	Koninklijke Philips Electronics NV (Netherlands)	1,380,928
95,939	SemiLEDs Corp.*	1,090,826
43,431	Woodward, Inc.	1,609,119
		5,518,609
	Energy-Alternate Sources—4.4%
102,881	Clean Energy Fuels Corp.*	1,753,092

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
89,167	Covanta Holding Corp.	$1,530,998
		3,284,090
	Engineering & Construction—5.9%
37,776	Chicago Bridge & Iron Co. NV (Netherlands)	1,531,439
42,466	Foster Wheeler AG (Switzerland)*	1,510,516
61,278	McDermott International, Inc.*	1,414,909
		4,456,864
	Environmental Control—2.6%
223,319	EnergySolutions, Inc.	1,261,752
41,299	Fuel Tech, Inc.*	334,935
291,078	Rentech, Inc.*	323,097
		1,919,784
	Hand/Machine Tools—2.1%
20,378	Regal-Beloit Corp.	1,544,449
	Machinery-Diversified—2.2%
66,183	Altra Holdings, Inc.*	1,680,386
	Mining—5.6%
48,481	Cameco Corp. (Canada)	1,429,220
566,299	Denison Mines Corp. (Canada)*	1,325,140
320,570	USEC, Inc.*	1,468,210
		4,222,570
	Miscellaneous Manufacturing—15.0%
33,689	A.O. Smith Corp.	1,481,305
23,452	Cooper Industries PLC (Ireland)	1,546,659
28,171	Eaton Corp.	1,507,994
39,399	ESCO Technologies, Inc.	1,445,155
78,918	Hexcel Corp.*	1,699,105
36,697	LSB Industries, Inc.*	1,480,724
18,736	PMFG, Inc.*	429,429
11,499	Siemens AG ADR (Germany)	1,678,164
		11,268,535
	Oil & Gas—8.0%
44,023	Chesapeake Energy Corp.	1,482,254
26,423	Range Resources Corp.	1,491,578
26,773	Sasol Ltd. ADR (South Africa)	1,548,015
34,204	Southwestern Energy Co.*	1,500,188
		6,022,035
	Semiconductors—2.1%
30,602	Veeco Instruments, Inc.*	1,564,680
	Telecommunications—1.9%
67,850	Corning, Inc.	1,420,779
	Total Common Stocks and Other Equity Interests (Cost $59,838,570)	75,171,725

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2010

Number of Shares		Value
	Money Market Fund—0.1%
79,466	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,466)	$79,466
	Total Investments (Cost $59,918,036)—100.1%	75,251,191
	Liabilities in excess of other assets—(0.1%)	(75,934)
	Net Assets—100.0%	$75,175,257

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2011

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio
ASSETS:
Unaffiliated investments, at value	$108,110,954	$162,582,190	$451,258,032	$489,392,549	$446,242,891	$38,484,305
Affiliated investments, at value (Note 6)	—	—	—	—	—	—
Total investments, at value	108,110,954	162,582,190	451,258,032	489,392,549	446,242,891	38,484,305
Cash	—	386	615	—	—	262
Foreign currencies, at value	—	17,476	—	27,873	—	—
Receivables:
Dividends	44,203	266,821	112,152	289,620	2,000,171	8,381
Expense waivers	7,506	7,235	—	48,345	8,258	10,341
Investments sold	—	—	1,318,815	54,247,343	283,614	—
Foreign tax reclaims	—	72,563	—	148,355	—	—
Shares sold	—	—	5,304,654	4,823,929	—	—
Other assets	—	—	—	2,500	—	—
Total Assets	108,162,663	162,946,671	457,994,268	548,980,514	448,534,934	38,503,289
LIABILITIES:
Due to custodian	7,670	—	—	72,374	1,029,111	—
Payables:
Shares repurchased	—	—	1,318,663	—	—	—
Investments purchased	—	199,865	5,305,551	54,816,809	571,318	—
Expense recapture	—	—	18,396	—	—	—
Open written options, at value	—	—	—	—	—	—
Accrued advisory fees	44,029	64,472	171,054	187,210	182,775	15,518
Accrued expenses	139,713	151,893	276,465	282,194	459,940	97,295
Total Liabilities	191,412	416,230	7,090,129	55,358,587	2,243,144	112,813
NET ASSETS	$107,971,251	$162,530,441	$450,904,139	$493,621,927	$446,291,790	$38,390,476
NET ASSETS CONSIST OF:
Shares of beneficial interest	$144,215,812	$196,593,012	$552,847,954	$482,155,877	$588,023,395	$105,173,223
Undistributed net investment income (loss)	151,517	102,024	(10,205)	(7,350,386)	293,268	(5,613)
Undistributed net realized gain (loss)	(26,845,144)	(65,199,837)	(172,617,874)	(77,189,896)	(190,252,520)	(67,232,931)
Net unrealized appreciation (depreciation)	(9,550,934)	31,035,242	70,684,264	96,006,332	48,227,647	455,797
Net Assets	$107,971,251	$162,530,441	$450,904,139	$493,621,927	$446,291,790	$38,390,476
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,250,000	5,400,000	17,000,000	40,550,000	15,400,000	4,000,000
Net asset value	$20.57	$30.10	$26.52	$12.17	$28.98	$9.60
Share price	$20.57	$30.08	$26.54	$12.25	$28.87	$9.70
Unaffiliated investments, at cost	$117,661,888	$131,554,828	$380,573,768	$393,409,711	$398,015,244	$38,028,508
Affiliated investments, at cost	$—	$—	$—	$—	$—	$—
Total investments, at cost	$117,661,888	$131,554,828	$380,573,768	$393,409,711	$398,015,244	$38,028,508
Foreign currencies, at cost	$—	$16,785	$—	$27,319	$—	$—
Premium received	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	PowerShares Morningstar StockInvestor Core Portfolio	PowerShares S&P 500 BuyWrite Portfolio	PowerShares S&P 500® High Quality Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments, at value	$19,874,547	$124,583,536	$112,748,198	$968,631,281	$532,112,023	$75,251,191
Affiliated investments, at value (Note 6)	—	114,949	—	292,284,940	9,905,280	—
Total investments, at value	19,874,547	124,698,485	112,748,198	1,260,916,221	542,017,303	75,251,191
Cash	23,844	—	329	—	—	284
Foreign currencies, at value	—	—	—	—	—	—
Receivables:
Dividends	23,367	133,486	126,260	1,159,333	257,981	44,334
Expense waivers	—	—	2,126	11,685	—	8,915
Investments sold	—	—	—	—	—	—
Foreign tax reclaims	—	—	—	34,150	—	4,346
Shares sold	—	—	—	—	—	—
Other assets	340	—	—	—	—	—
Total Assets	19,922,098	124,831,971	112,876,913	1,262,121,389	542,275,284	75,309,070
LIABILITIES:
Due to custodian	—	33,595	—	53,268	27,021	—
Payables:
Shares repurchased	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Expense recapture	14,814	—	—	—	4,812	—
Open written options, at value	—	4,213,440	—	—	—	—
Accrued advisory fees	7,930	73,612	45,039	513,693	222,654	29,920
Accrued expenses	82,880	—	137,138	906,399	548,707	103,893
Total Liabilities	105,624	4,320,647	182,177	1,473,360	803,194	133,813
NET ASSETS	$19,816,474	$120,511,324	$112,694,736	$1,260,648,029	$541,472,090	$75,175,257
NET ASSETS CONSIST OF:
Shares of beneficial interest	$46,401,287	$111,488,576	$231,847,511	$1,569,642,038	$1,762,670,557	$85,843,293
Undistributed net investment income (loss)	80,443	270,459	664,833	1,059,040	(29,770)	19,901
Undistributed net realized gain (loss)	(30,329,311)	(21,158,969)	(139,359,516)	(453,722,868)	(1,153,799,956)	(26,021,092)
Net unrealized appreciation (depreciation)	3,664,055	29,911,258	19,541,908	143,669,819	(67,368,741)	15,333,155
Net Assets	$19,816,474	$120,511,324	$112,694,736	$1,260,648,029	$541,472,090	$75,175,257
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	5,600,000	7,700,000	62,250,000	52,300,000	2,450,000
Net asset value	$22.02	$21.52	$14.64	$20.25	$10.35	$30.68
Share price	$22.01	$21.52	$14.64	$20.24	$10.33	$30.70
Unaffiliated investments, at cost	$16,210,492	$92,369,431	$93,206,290	$864,607,298	$599,193,333	$59,918,036
Affiliated investments, at cost	$—	$83,555	$—	$252,639,104	$10,192,711	$—
Total investments, at cost	$16,210,492	$92,452,986	$93,206,290	$1,117,246,402	$609,386,044	$59,918,036
Foreign currencies, at cost	$—	$—	$—	$—	$—	$—
Premium received	$—	$1,879,199	$—	$—	$—	$—

Statements of Operations

Year Ended April 30, 2011

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical LeadersTM Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,842,493	$1,449,048	$2,287,041	$9,841,369	$7,296,049	$296,709
Affiliated dividend income	—	—	—	—	—	—
Foreign withholding tax	(6,395)	(139,813)	(17,873)	(514,917)	(742,252)	(1,601)
Total Income	1,836,098	1,309,235	2,269,168	9,326,452	6,553,797	295,108
EXPENSES:
Advisory fees	557,769	731,402	1,276,503	1,457,668	2,161,604	225,001
Accounting & administration fees	68,240	68,240	74,979	75,639	105,520	68,241
Sub-licensing	66,931	109,710	255,300	291,533	416,872	45,000
Printing	41,197	39,695	48,007	53,783	107,001	22,305
Professional fees	37,381	39,178	40,654	62,303	58,248	33,068
Custodian & transfer agent fees	23,185	55,179	32,528	105,586	215,373	14,125
Trustees	8,583	9,518	11,708	12,887	18,700	6,420
Recapture (See Note 4)	—	2,114	41,073	14,597	11,120	—
Other expenses	14,063	25,191	25,002	43,869	22,726	12,810
Total Expenses	817,349	1,080,227	1,805,754	2,117,865	3,117,164	426,970
Less: Waivers	(81,095)	(92,835)	(18,650)	(77,130)	(105,598)	(111,968)
Net Expenses	736,254	987,392	1,787,104	2,040,735	3,011,566	315,002
Net Investment Income (Loss)	1,099,844	321,843	482,064	7,285,717	3,542,231	(19,894)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,186,072)	(16,374,010)	(12,612,013)	5,388,756	(30,202,926)	(11,525,252)
Written options	—	—	—	—	—	—
In-kind redemptions	(3,331,744)	12,531,485	46,624,580	2,791,577	45,138,364	3,527,837
Foreign currencies	—	(145,800)	—	(247,061)	—	—
Net realized gain (loss)	(6,517,816)	(3,988,325)	34,012,567	7,933,272	14,935,438	(7,997,415)
Net change in unrealized appreciation (depreciation) on:
Investments	12,580,366	31,401,658	37,481,504	71,827,661	44,598,566	3,460,627
Written options	—	—	—	—	—	—
Foreign currencies	—	12,050	—	25,317	—	—
Net change in unrealized appreciation (depreciation)	12,580,366	31,413,708	37,481,504	71,852,978	44,598,566	3,460,627
Net realized and unrealized gain	6,062,550	27,425,383	71,494,071	79,786,250	59,534,004	(4,536,788)
Net increase (decrease) in net assets resulting from operations	7,162,394	27,747,226	71,976,135	87,071,967	63,076,235	(4,556,682)

See Notes to Financial Statements.

	PowerShares Morningstar StockInvestor Core Portfolio	PowerShares S&P 500 BuyWrite Portfolio	PowerShares S&P 500® High Quality Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$297,429	$3,140,981	$1,794,187	$10,289,626	$2,441,955	$670,196
Affiliated dividend income	—	2,905	—	5,207,313	—	—
Foreign withholding tax	(4,978)	(30)	(435)	(721,671)	(58,757)	(29,551)
Total Income	292,451	3,143,856	1,793,752	14,775,268	2,383,198	640,645
EXPENSES:
Advisory fees	88,853	1,110,109	444,269	5,765,805	2,761,318	299,969
Accounting & administration fees	68,240	—	68,240	281,977	134,886	68,240
Sub-licensing	17,737	—	88,854	864,872	552,272	59,994
Printing	20,321	—	27,298	360,212	267,193	20,070
Professional fees	54,552	—	50,188	100,262	64,265	33,599
Custodian & transfer agent fees	16,534	—	20,850	96,519	51,736	15,871
Trustees	5,463	—	7,457	41,621	23,237	6,715
Recapture (See Note 4)	35,753	—	24,164	—	236,006	—
Other expenses	13,397	—	15,878	64,352	30,963	13,135
Total Expenses	320,850	1,110,109	747,198	7,575,620	4,121,876	517,593
Less: Waivers	(226,080)	—	(281,303)	(11,685)	(256,014)	(97,636)
Net Expenses	94,770	1,110,109	465,895	7,563,935	3,865,862	419,957
Net Investment Income (Loss)	197,681	2,033,747	1,327,857	7,211,333	(1,482,664)	220,688
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,028,179)	2,273,557	(5,546,857)	(29,893,638)	(125,796,142)	(3,742,524)
Written options	—	(9,038,928)	—	—	—	—
In-kind redemptions	1,837,507	18,713,626	13,098,297	51,777,837	57,106,333	8,190,141
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	(190,672)	11,948,255	7,551,440	21,884,199	(68,689,809)	4,447,617
Net change in unrealized appreciation (depreciation) on:
Investments	1,581,696	(134,789)	10,923,267	94,753,726	74,473,012	8,016,614
Written options	—	(3,061,141)	—	—	—	—
Foreign currencies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,581,696	(3,195,930)	10,923,267	94,753,726	74,473,012	8,016,614
Net realized and unrealized gain	1,391,024	8,752,325	18,474,707	116,637,925	5,783,203	12,464,231
Net increase (decrease) in net assets resulting from operations	1,588,705	10,786,072	19,802,564	123,849,258	4,300,539	12,684,919

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical LeadersTM Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,099,844	$1,375,666	$321,843	$157,312	$482,064	$460,102
Net realized gain (loss)	(6,517,816)	(15,836,109)	(3,988,325)	(6,097,898)	34,012,567	16,658,427
Net change in unrealized appreciation (depreciation)	12,580,366	60,642,047	31,413,708	40,138,039	37,481,504	34,450,917
Net increase in net assets resulting from operations	7,162,394	46,181,604	27,747,226	34,197,453	71,976,135	51,569,446
Undistributed net investment income (loss) included in the price of units issued and redeemed	(9,800)	(44,617)	70,849	(48,876)	543,029	(137,660)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,074,351)	(1,645,392)	(38,868)	(223,251)	(639,994)	(843,823)
Return of capital	—	—	—	(75,171)	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(1,074,351)	(1,645,392)	(38,868)	(298,422)	(639,994)	(843,823)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	52,743,977	13,619,982	10,600,376	24,079,029	476,751,057	153,039,448
Value of shares repurchased	(88,198,319)	(37,248,118)	(35,799,445)	(9,630,426)	(256,554,369)	(182,942,658)
Net income equalization	9,800	44,617	(70,849)	48,876	(543,029)	137,660
Net increase (decrease) in net assets resulting from shares transactions	(35,444,542)	(23,583,519)	(25,269,918)	14,497,479	219,653,659	(29,765,550)
Increase (Decrease) in Net Assets	(29,366,299)	20,908,076	2,509,289	48,347,634	291,532,829	20,822,413
NET ASSETS:
Beginning of year	137,337,550	116,429,474	160,021,152	111,673,518	159,371,310	138,548,897
End of year	$107,971,251	$137,337,550	$162,530,441	$160,021,152	$450,904,139	$159,371,310
Undistributed net investment income (loss) at end of year	$151,517	$126,024	$102,024	$(4,993)	$(10,205)	$120,278
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,650,000	850,000	400,000	1,000,000	20,800,000	8,750,000
Shares repurchased	(4,600,000)	(2,350,000)	(1,400,000)	(400,000)	(11,300,000)	(11,050,000)
Shares outstanding, beginning of year	7,200,000	8,700,000	6,400,000	5,800,000	7,500,000	9,800,000
Shares outstanding, end of year	5,250,000	7,200,000	5,400,000	6,400,000	17,000,000	7,500,000

See Notes to Financial Statements.

	PowerShares Global Listed Private Equity Portfolio		PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$7,285,717	$5,444,893	$3,542,231	$2,408,094	$(19,894)	$(23,148)
Net realized gain (loss)	7,933,272	7,645,151	14,935,438	(57,442,677)	(7,997,415)	(5,661,907)
Net change in unrealized appreciation (depreciation)	71,852,978	40,022,330	44,598,566	187,055,633	3,460,627	20,148,115
Net increase in net assets resulting from operations	87,071,967	53,112,374	63,076,235	132,021,050	(4,556,682)	14,463,060
Undistributed net investment income (loss) included in the price of units issued and redeemed	755,924	4,003,173	(55,327)	455,464	(9,346)	5,513
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,909,521)	(4,710,562)	(3,021,508)	(3,271,139)	—	(101,214)
Return of capital	—	—	—	(501,022)	—	(16)
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(14,909,521)	(4,710,562)	(3,021,508)	(3,772,161)	—	(101,230)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	217,018,377	167,432,792	47,660,723	142,365,948	2,350,154	8,086,112
Value of shares repurchased	(7,438,354)	(64,431,077)	(116,946,947)	(94,581,842)	(14,693,067)	(6,641,822)
Net income equalization	(755,924)	(4,003,173)	55,327	(455,464)	9,346	(5,513)
Net increase (decrease) in net assets resulting from shares transactions	208,824,099	98,998,542	(69,230,897)	47,328,642	(12,333,567)	1,438,777
Increase (Decrease) in Net Assets	281,742,469	151,403,527	(9,231,497)	176,032,995	(16,899,595)	15,806,120
NET ASSETS:
Beginning of year	211,879,458	60,475,931	455,523,287	279,490,292	55,290,071	39,483,951
End of year	$493,621,927	$211,879,458	$446,291,790	$455,523,287	$38,390,476	$55,290,071
Undistributed net investment income (loss) at end of year	$(7,350,386)	$8,504	$293,268	$(317,994)	$(5,613)	$(4,088)
CHANGES IN SHARES OUTSTANDING:
Shares sold	20,150,000	18,900,000	1,750,000	6,350,000	250,000	800,000
Shares repurchased	(700,000)	(6,800,000)	(4,550,000)	(4,150,000)	(1,600,000)	(650,000)
Shares outstanding, beginning of year	21,100,000	9,000,000	18,200,000	16,000,000	5,350,000	5,200,000
Shares outstanding, end of year	40,550,000	21,100,000	15,400,000	18,200,000	4,000,000	5,350,000

Statements of Changes in Net Assets (Continued)

	PowerShares Morningstar StockInvestor Core Portfolio		PowerShares S&P 500 BuyWrite Portfolio		PowerShares S&P 500® High Quality Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$197,681	$67,667	$2,033,747	$1,730,359	$1,327,857	$(18,539)
Net realized gain (loss)	(190,672)	5,681,406	11,948,255	(18,998,077)	7,551,440	10,216,561
Net change in unrealized appreciation (depreciation)	1,581,696	1,537,408	(3,195,930)	41,382,667	10,923,267	6,724,746
Net increase in net assets resulting from operations	1,588,705	7,286,481	10,786,072	24,114,949	19,802,564	16,922,768
Undistributed net investment income (loss) included in the price of units issued and redeemed	(482)	(6,004)	(71,222)	(4,975)	141,061	(13,912)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(132,812)	(145,806)	(1,906,422)	(1,778,095)	(663,992)	(237,779)
Return of capital	—	—	—	—	—	—
Net realized gains	—	—	(9,159,750)	—	—	—
Total distributions to shareholders	(132,812)	(145,806)	(11,066,172)	(1,778,095)	(663,992)	(237,779)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,682,163	43,952,344	8,285,348	63,425,020	103,697,810	94,901,543
Value of shares repurchased	(18,611,672)	(58,310,478)	(55,333,752)	(2,133,217)	(77,887,161)	(114,889,264)
Net income equalization	482	6,004	71,222	4,975	(141,061)	13,912
Net increase (decrease) in net assets resulting from shares transactions	(929,027)	(14,352,130)	(46,977,182)	61,296,778	25,669,588	(19,973,809)
Increase (Decrease) in Net Assets	526,384	(7,217,459)	(47,328,504)	83,628,657	44,949,221	(3,302,732)
NET ASSETS:
Beginning of year	19,290,090	26,507,549	167,839,828	84,211,171	67,745,515	71,048,247
End of year	$19,816,474	$19,290,090	$120,511,324	$167,839,828	$112,694,736	$67,745,515
Undistributed net investment income (loss) at end of year	$80,443	$1,416	$270,459	$143,134	$664,833	$(5,321)
CHANGES IN SHARES OUTSTANDING:
Shares sold	950,000	2,550,000	400,000	3,100,000	8,650,000	9,050,000
Shares repurchased	(1,000,000)	(3,300,000)	(2,600,000)	(100,000)	(6,500,000)	(10,900,000)
Shares outstanding, beginning of year	950,000	1,700,000	7,800,000	4,800,000	5,550,000	7,400,000
Shares outstanding, end of year	900,000	950,000	5,600,000	7,800,000	7,700,000	5,550,000

See Notes to Financial Statements.

	PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio		PowerShares WilderHill Progressive Energy Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$7,211,333	$7,422,105	$(1,482,664)	$(1,344,796)	$220,688	$333,938
Net realized gain (loss)	21,884,199	(77,663,256)	(68,689,809)	(167,945,273)	4,447,617	(2,297,784)
Net change in unrealized appreciation (depreciation)	94,753,726	403,374,916	74,473,012	245,604,627	8,016,614	20,849,396
Net increase in net assets resulting from operations	123,849,258	333,133,765	4,300,539	76,314,558	12,684,919	18,885,550
Undistributed net investment income (loss) included in the price of units issued and redeemed	(473,043)	(468,057)	327,754	205,468	(7,103)	11,802
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,570,710)	(9,289,108)	—	—	(319,968)	(347,466)
Return of capital	—	—	—	—	—	—
Net realized gains	—	—	—	—	—	—
Total distributions to shareholders	(6,570,710)	(9,289,108)	—	—	(319,968)	(347,466)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	114,470,396	29,217,910	146,699,587	184,160,845	18,569,744	4,334,078
Value of shares repurchased	(306,134,214)	(238,056,609)	(267,013,644)	(261,389,443)	(16,210,652)	(2,391,138)
Net income equalization	473,043	468,057	(327,754)	(205,468)	7,103	(11,802)
Net increase (decrease) in net assets resulting from shares transactions	(191,190,775)	(208,370,642)	(120,641,811)	(77,434,066)	2,366,195	1,931,138
Increase (Decrease) in Net Assets	(74,385,270)	115,005,958	(116,013,518)	(914,040)	14,724,043	20,481,024
NET ASSETS:
Beginning of year	1,335,033,299	1,220,027,341	657,485,608	658,399,648	60,451,214	39,970,190
End of year	$1,260,648,029	$1,335,033,299	$541,472,090	$657,485,608	$75,175,257	$60,451,214
Undistributed net investment income (loss) at end of year	$1,059,040	$398,523	$(29,770)	$(24,281)	$19,901	$119,181
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,200,000	1,750,000	15,200,000	17,750,000	650,000	200,000
Shares repurchased	(17,900,000)	(14,700,000)	(27,900,000)	(25,650,000)	(600,000)	(100,000)
Shares outstanding, beginning of year	73,950,000	86,900,000	65,000,000	72,900,000	2,400,000	2,300,000
Shares outstanding, end of year	62,250,000	73,950,000	52,300,000	65,000,000	2,450,000	2,400,000

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$19.07		$13.38	$20.93	$20.19	$17.37
Net investment income**	0.18		0.17	0.16	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.49		5.73	(7.56)	0.72	2.83
Total from investment operations	1.67		5.90	(7.40)	0.78	2.88
Distributions to shareholders from:
Net investment income	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
Return of capital	—		—	—	—	(0.00	)(a)
Total distributions	(0.17)		(0.21)	(0.15)	(0.04)	(0.06)
Net asset value at end of year	$20.57		$19.07	$13.38	$20.93	$20.19
Share price at end of year***	$20.57		$19.07	$13.37
NET ASSET VALUE, TOTAL RETURN****	8.91%		44.36%	(35.46)%	3.86%	16.66%
SHARE PRICE TOTAL RETURN****	8.91%		44.47%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$107,971		$137,338	$116,429	$257,495	$201,886
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66%		0.66%	0.66%	0.66%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.73%		0.69%	0.67%	0.64%	0.77%
Net investment income, after (Waivers) and/or Recapture	0.99%		1.08%	1.01%	0.27%	0.28%
Portfolio turnover rate ††	12%		17%	9%	13%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.01)	$0.00 (a)	$0.00	(a)

PowerShares CleantechTM Portfolio

	Year Ended April 30,					For the Period October 24, 2006* Through
	2011	2010	2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00	$19.25	$33.63		$27.08	$24.70
Net investment income (loss)**	0.06	0.03	(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	5.05	5.77	(14.38)		6.65	2.42
Total from investment operations	5.11	5.80	(14.38)		6.55	2.38
Distributions to shareholders from:
Net investment income	(0.01)	(0.04)	—		—	—
Return of capital	—	(0.01)	—		—	—
Total distributions	(0.01)	(0.05)	—		—	—
Net asset value at end of period	$30.10	$25.00	$19.25		$33.63	$27.08
Share price at end of period***	$30.08	$24.80	$19.35
NET ASSET VALUE, TOTAL RETURN****	20.43%	30.16%	(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	21.32%	28.45%	(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$162,530	$160,021	$111,674		$114,336	$21,663
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.67%	0.67%	0.67%		0.69%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.71%	0.73%		0.77%	1.06	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.22%	0.11%	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate ††	24%	31%	72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Year Ended April 30,				For the Period March 1, 2007* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.25	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.04	0.06	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	5.29	7.15	(11.86)	0.43	1.59
Total from investment operations	5.33	7.21	(11.79)	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.06)	(0.10)	(0.04)	(0.01)	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.06)	(0.10)	(0.04)	(0.02)	—
Net asset value at end of period	$26.52	$21.25	$14.14	$25.97	$25.58
Share price at end of period***	$26.54	$21.24	$14.13
NET ASSET VALUE, TOTAL RETURN****	25.11%	51.28%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	25.26%	51.31%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$450,904	$159,371	$138,549	$363,514	$92,090
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.69%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.73%	0.68%	0.68%	1.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.19%	0.35%	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	42%	52%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.02)	$(0.03)	$0.07	$0.07

PowerShares Global Listed Private Equity Portfolio

	Year Ended April 30,					For the Period October 24, 2006* Through
	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.04	$6.72		$20.27	$27.79	$25.09
Net investment income**	0.26	0.33		0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	2.41	3.27		(13.55)	(7.63)	2.60
Total from investment operations	2.67	3.60		(12.68)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.54)	(0.28)		(0.87)	(1.11)	(0.34)
Net asset value at end of period	$12.17	$10.04		$6.72	$20.27	$27.79
Share price at end of period***	$12.25	$10.06		$6.71
NET ASSET VALUE, TOTAL RETURN****	27.93%	54.20%		(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	28.48%	54.70%		(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$493,622	$211,879		$60,476	$103,379	$150,078
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.70%	0.70%		0.70%	0.71%	0.71	%†
Expenses, prior to (Waivers) and/or Recapturer	0.73%	0.72%		0.78%	0.72%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	2.50%	3.66	%(b)	7.75%	5.04%	3.38	%†
Portfolio turnover rate ††	112%	121%		74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.24		$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

(b)  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $0.96 per share owned of American Captial Ltd. on August 7, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.27 and 2.94%, respectively.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$25.03		$17.47	$28.88	$21.43	$16.90
Net investment income*	0.21		0.13	0.20	0.12	0.20
Net realized and unrealized gain (loss) on investments	3.92		7.63	(11.44)	7.54	4.54
Total from investment operations	4.13		7.76	(11.24)	7.66	4.74
Distributions to shareholders from:
Net investment income	(0.18)		(0.17)	(0.17)	(0.20)	(0.21)
Return of capital	—		(0.03)	—	(0.01)	—
Total distributions	(0.18)		(0.20)	(0.17)	(0.21)	(0.21)
Net asset value at end of year	$28.98		$25.03	$17.47	$28.88	$21.43
Share price at end of year**	$28.87		$25.04	$17.48
NET ASSET VALUE, TOTAL RETURN***	16.60%		44.51%	(39.06)%	35.87%	28.53%
SHARE PRICE TOTAL RETURN***	16.11%		44.49%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$446,292		$455,523	$279,490	$528,483	$394,320
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.69%	0.69%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.72%		0.71%	0.71%	0.66%	0.72%
Net investment income, after (Waivers) and/or Recapture	0.82%		0.56%	1.06%	0.42%	1.06%
Portfolio turnover rate †	15%		35%	20%	15%	17%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.02	$(0.03)	$0.03	$0.01

PowerShares Lux Nanotech Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$10.33		$7.59		$14.07	$17.48	$19.05
Net investment income (loss)*	(0.00	)(a)	(0.00	)(a)	0.02	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.73)		2.76		(6.50)	(3.38)	(1.55)
Total from investment operations	(0.73)		2.76		(6.48)	(3.41)	(1.57)
Distributions to shareholders from:
Net investment income	—		(0.02)		—	—	—
Return of capital	—		0.00	(a)	—	—	—
Total distributions	—		(0.02)		—	—	—
Net asset value at end of year	$9.60		$10.33		$7.59	$14.07	$17.48
Share price at end of year**	$9.70		$10.32		$7.60
NET ASSET VALUE, TOTAL RETURN***	(7.07)%		36.39%		(46.06)%	(19.51)%	(8.24)%
SHARE PRICE TOTAL RETURN***	(6.01)%		36.08%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$38,390		$55,290		$39,484	$84,428	$159,052
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.70%		0.70%		0.70%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapturer	0.95%		0.85%		0.89%	0.73%	0.79%
Net investment income (loss), after (Waivers) and/or Recapture	(0.04)%		(0.04)%		0.17%	(0.17)%	(0.09)%
Portfolio turnover rate †	58%		57%		50%	42%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Morningstar StockInvestor Core Portfolio

	Year Ended April 30,							For the Period December 1, 2006* Through
	2011		2010		2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.31		$15.59		$27.90		$28.04	$25.19
Net investment income**	0.22		0.05		0.10		0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	1.64		4.76		(12.35)		(0.14)	2.86
Total from investment operations	1.86		4.81		(12.25)		(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.15)		(0.09)		(0.06)		(0.01)	0.00	(a)
Return of capital	—		—		—		0.00 (a)	(0.01)
Total distributions	(0.15)		(0.09)		(0.06)		(0.01)	(0.01)
Net asset value at end of period	$22.02		$20.31		$15.59		$27.90	$28.04
Share price at end of period***	$22.01		$20.31		$15.58
NET ASSET VALUE, TOTAL RETURN****	9.25%		31.03%		(43.93)%		(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	9.20%		31.11%		(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,816		$19,290		$26,508		$41,850	$33,650
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapturer	0.53%		0.70%		0.70%		0.73%	0.75	%†
Expenses, prior to (Waivers) and/or Recapturer	1.81%		1.09%		0.94%		0.95%	1.21	%†
Net investment income, after (Waivers) and/or Recapture	1.11%		0.27%		0.47%		0.03%	0.03	%†
Portfolio turnover rate ††	91%		127%		113%		77%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00	(a)

PowerShares S&P 500 BuyWrite Portfolio

	Year Ended April 30,				For the Period December 19, 2007* Through
	2011	2010		2009	April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.52	$17.54		$25.00	$24.97
Net investment income**	0.29	0.27		0.38	0.09
Net realized and unrealized gain (loss) on investments	1.34	4.00		(7.38)	(0.01)
Total from investment operations	1.63	4.27		(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.27)	(0.29)		(0.46)	(0.05)
Net realized gains	(1.36)	—		—	—
Total distributions	(1.63)	(0.29)		(0.46)	(0.05)
Net asset value at end of period	$21.52	$21.52		$17.54	$25.00
Share price at end of period***	$21.52	$21.52		$17.59
NET ASSET VALUE, TOTAL RETURN****	8.11%	24.48%		(28.26)%	0.33	%(b)
SHARE PRICE TOTAL RETURN****	8.09%	24.11%		(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$120,511	$167,840		$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75%	0.75%		0.75%	0.75	%†
Net investment income	1.37%	1.35%		2.09%	1.12	%†
Portfolio turnover rate ††	61%	51%		83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$(0.05)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares S&P 500® High Quality Portfolio

	Year Ended April 30,
	2011	2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$12.21	$9.60		$16.76		$17.59	$17.09
Net investment income (loss)*	0.20	0.00	(a)	0.04		(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	2.31	2.64		(7.19)		(0.81)	0.51
Total from investment operations	2.51	2.64		(7.15)		(0.83)	0.50
Distributions to shareholders from:
Net investment income	(0.08)	(0.03)		(0.01)		—	—
Net asset value at end of year	$14.64	$12.21		$9.60		$16.76	$17.59
Share price at end of year**	$14.64	$12.21		$9.60
NET ASSET VALUE, TOTAL RETURN***	20.61%	27.63%		(42.66)%		(4.72)%	2.93%
SHARE PRICE TOTAL RETURN***	20.61%	27.63%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$112,695	$67,746		$71,048		$177,669	$272,608
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.52%	0.70%		0.70%		0.70%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.84%	0.80%		0.72%		0.70%	0.75%
Net investment income (loss), after (Waivers) and/or Recapture	1.49%	(0.03)%		0.27%		(0.12)%	(0.06)%
Portfolio turnover rate †	64%	138%		143%		101%	113%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$(0.00	)(a)	$(0.00	)(a)	$0.01	$0.00 (a)

PowerShares Water Resources Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.05	$14.04	$20.66	$19.20	$18.25
Net investment income*	0.11	0.09	0.08	0.08	0.17
Net realized and unrealized gain (loss) on investments	2.19	4.03	(6.64)	1.46	0.95
Total from investment operations	2.30	4.12	(6.56)	1.54	1.12
Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.06)	(0.08)	(0.17)
Net asset value at end of year	$20.25	$18.05	$14.04	$20.66	$19.20
Share price at end of year**	$20.24	$18.05	$14.02
NET ASSET VALUE, TOTAL RETURN***	12.81%	29.48%	(31.76)%	8.02%	6.26%
SHARE PRICE TOTAL RETURN***	12.75%	29.67%	(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,260,648	$1,335,033	$1,220,027	$2,196,652	$1,606,782
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66%	0.64%	0.64%	0.64%	0.66%
Expenses, prior to (Waivers) and/or Recapture	0.66%	0.64%	0.64%	0.63%	0.67%
Net investment income, after (Waivers) and/or Recapture	0.63%	0.57%	0.49%	0.39%	0.96%
Portfolio turnover rate †	13%	20%	33%	23%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.01)	$(0.01)	$0.01	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio

	Year Ended April 30,
	2011	2010	2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$10.12	$9.03	$20.94		$19.29	$22.38
Net investment income (loss)**	(0.03)	(0.02)	(0.02)		(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.26	1.11	(11.89)		1.72	(3.08)
Total from investment operations	0.23	1.09	(11.91)		1.65	(3.04)
Distributions to shareholders from:
Net investment income	—	—	—		—	(0.05)
Return of capital	—	—	—		—	0.00	(a)
Total distributions	—	—	—		—	(0.05)
Net asset value at end of year	$10.35	$10.12	$9.03		$20.94	$19.29
Share price at end of year***	$10.33	$10.11	$8.99
NET ASSET VALUE, TOTAL RETURN****	2.27%	12.07%	(56.88)%		8.55%	(13.58)%
SHARE PRICE TOTAL RETURN****	2.18%	12.46%	(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$541,472	$657,486	$658,400		$1,473,893	$914,345
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%	0.70%	0.69%		0.67%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.75%	0.70%	0.69%		0.67%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	(0.27)%	(0.18)%	(0.12)%		(0.32)%	0.24	%†††
Portfolio turnover rate ††	32%	42%	41%		20%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)	$0.01

PowerShares WilderHill Progressive Energy Portfolio

	Year Ended April 30,					For the Period October 24, 2006* Through
	2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.19		$17.38	$28.23	$28.63	$24.91
Net investment income**	0.10		0.14	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	5.53		7.81	(10.91)	(0.36)	3.68
Total from investment operations	5.63		7.95	(10.78)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.14)		(0.14)	(0.07)	(0.12)	(0.02)
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.14)		(0.14)	(0.07)	(0.13)	(0.02)
Net asset value at end of period	$30.68		$25.19	$17.38	$28.23	$28.63
Share price at end of period***	$30.70		$25.19	$17.38
NET ASSET VALUE, TOTAL RETURN****	22.47%		45.96%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	22.55%		45.96%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$75,175		$60,451	$39,970	$62,097	$22,905
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%		0.70%	0.70%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	0.86%		0.84%	0.86%	0.88%	1.09	%†
Net investment income, after (Waivers) and/or Recapture	0.37%		0.63%	0.62%	0.30%	0.45	%†
Portfolio turnover rate ††	22%		52%	32%	31%	12%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio	"Global Listed Private Equity Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares Morningstar StockInvestor Core Portfolio (formerly PowerShares Value Line	"Morningstar StockInvestor Core Portfolio"

Industry Rotation Portfolio)

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares S&P 500® High Quality Portfolio	"S&P 500® High Quality Portfolio"

(formerly PowerShares Value Line TimelinessTM

Select Portfolio)

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Global Listed Private Equity IndexSM

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Fund	Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM

Morningstar StockInvestor Core Portfolio	Morningstar® StockInvestor Core IndexSM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

S&P 500® High Quality Portfolio	S&P 500® High Quality Rankings Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with General Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

With respect to the Water Resources Portfolio, the Fund's use of a representative sampling approach will result in its holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Diversified Fund Risk. Except for CleantechTM Portfolio, each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Foreign Investment Risk. The CleantechTM Portfolio's, the Global Listed Private Equity Portfolio's and the Golden Dragon Halter USX China Portfolio's investments in the securities of non-U.S. issuers, including depositary receipts, involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As certain Funds will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in the Global Listed Private Equity Portfolio's investments in listed private equity companies, which encompass business development companies ("BDCs") and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies. To the extent that the Fund invests in BDCs or other investment companies, a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly the expenses of the BDCs or other investment companies.

The Fund may not acquire greater than 3% of the total outstanding shares of BDCs or other investment companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use sampling techniques which could increase the risk of tracking error.

Risks of Investing in MLP Units. The Global Listed Private Equity Portfolio's investments in master limited partnerships ("MLP") units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

China Exposure Risk. The value of the securities of companies which derive the majority of their revenues from China included in the Golden Dragon Halter USX China Portfolio is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

Nanotechnology Industry Concentration Risk. Small technology companies included in the Lux Nanotech Portfolio are especially risky and may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except S&P 500 BuyWrite Portfolio) is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Writing Covered Call Option Risk. By writing covered call options, in return for the receipt of premiums, the S&P 500 BuyWrite Portfolio will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the Written Options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option. If trading of options is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Note 3. Derivative Investments

S&P 500 BuyWrite Portfolio has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Year-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
S&P 500 BuyWrite Portfolio
Equity risk
Options written contracts	$—	$(4,213,440)

Effect of Derivative Instruments for the year ended April 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the year:

Location of Gain (Loss) on Statements of Operations
Options
S&P 500 BuyWrite Portfolio*
Realized Gain (Loss)
Equity risk	$(9,038,928)
Change in Unrealized Appreciation (Depreciation)
Equity risk	(3,061,141)
Total	$(12,100,069)

*  The average value of outstanding options during the year was $2,756,777.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

S&P 500 BuyWrite Portfolio

	Transactions During the Year
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of year	1,429	$2,584,600
Written	15,317	36,445,008
Closed	(5,276)	(11,055,579)
Expired	(10,558)	(26,094,830)
End of year	912	$1,879,199

Open Options Written at Year End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Notional Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	May-11	$1,320	912	$1,879,199	$4,213,440	$(2,334,241)

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio including the cost of transfer agency, custody, fund administration, legal, audit, litigation expenses, and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser's parent, Invesco Ltd., has agreed to indemnify and hold harmless the Global Listed Private Equity Portfolio and the Independent Trustees (as defined herein) of the Trust against any and all loss, damages, liability and expenses arising from certain alleged omission or misstatement in the Fund's registration statement.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of (i) each Fund (except for Morningstar StockInvestor Core Portfolio, S&P 500® High Quality Portfolio and S&P 500 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment company and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year and (ii) each of Morningstar StockInvestor Core Portfolio and S&P 500® High Quality Portfolio (excluding interest expense, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Funds average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Excess Expense Agreement does not apply to S&P 500 BuyWrite Portfolio.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14
Aerospace & Defense Portfolio	$157,175	$39,737	$36,343	$81,095
CleantechTM Portfolio	223,884	70,478	60,571	92,835
DWA Technical LeadersTM Portfolio	20,795	—	2,145	18,650
Global Listed Private Equity Portfolio	173,023	65,227	30,666	77,130
Golden Dragon Halter USX China Portfolio	263,692	85,848	72,246	105,598
Lux Nanotech Portfolio	308,103	115,193	80,942	111,968
Morningstar StockInvestor Core Portfolio	379,416	55,821	97,515	226,080
S&P 500® High Quality Portfolio	368,053	18,860	67,890	281,303
Water Resources Portfolio	11,685	—	—	11,685
WilderHill Clean Energy Portfolio	138,708	—	—	138,708
WilderHill Progressive Energy Portfolio	251,347	78,641	75,070	97,636

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Captial Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group, Inc.

Lux Nanotech Portfolio	Lux Research, Inc.

Morningstar StockInvestor Core Portfolio	Morningstar, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

S&P 500® High Quality Portfolio	Standard & Poor's Financial Services LLC

Water Resources Portfolio	Hydrogen Ventures LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates and discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The appreciation on options held in S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

With respect to each Fund (except for Global Listed Private Equity Portfolio), during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels. During the fiscal year ended April 30, 2011, there were transfers between investment levels, due to the application of foreign fair value triggers for the Global Listed Private Equity Portfolio.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Golden Dragon Halter USX China Portfolio
Equity Securities	$443,791,620	$1,101,128	$1,350,143	$446,242,891
Lux Nanotech Portfolio
Equity Securities	$37,178,870	$—	$1,214,639	$38,393,509
Money Market Fund	90,796	—	—	90,796
Total Investments	$37,269,666	$—	$1,214,639	$38,484,305

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the fiscal year ended April 30, 2011.

Water Resources Portfolio

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2011	Dividend Income
Ameron International Corp.	$57,586,206	$5,781,536	$(23,993,172)	$5,655,691	$(6,645,582)	$38,384,679	$2,663,238
Badger Meter, Inc.	55,772,802	10,138,815	(12,618,981)	(8,830,694)	3,870,010	48,331,952	651,906
Consolidated Water Co. Ltd. (Cayman Islands)	18,519,265	1,236,026	(1,286,369)	(4,499,106)	(1,115,675)	12,854,141	386,233
Gorman-Rupp Co. (The)	41,609,621	2,309,447	(15,912,067)	13,251,378	302,257	41,560,636	518,239
Layne Christensen Co.	39,022,469	8,405,306	(14,107,462)	1,198,898	1,342,809	35,862,020	—
Lindsay Corp.	42,735,908	4,330,745	(31,010,054)	29,858,911	8,824,175	54,739,685	360,575
Mueller Water Products, Inc., Class A	46,394,068	16,552,244	(15,415,538)	489,745	(7,617,739)	40,402,780	627,122
Northwest Pipe Co.	20,051,776	889,317	(773,781)	818,504	(836,769)	20,149,047	—
Total Investments in Affiliates	$321,692,115	$49,643,436	$(115,117,424)	$37,943,327	$(1,876,514)	$292,284,940	$5,207,313

WilderHill Clean Energy Portfolio

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2011	Dividend Income
Active Power, Inc.	$—	$12,072,036	$(2,943,498)	$(287,430)	$1,064,172	$9,905,280	$—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the fiscal year ended April 30, 2011.

S&P 500 BuyWrite Portfolio

	Value April 30, 2010	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Notional Value April 30, 2011	Dividend Income
Invesco Ltd	$156,056	$30,391	$(87,876)	$(4,634)	$21,012	$114,949	$2,905

Note 7. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Aerospace & Defense Portfolio	$1,074,351	$—	$1,645,392	$—
CleantechTM Portfolio	38,868	—	223,251	75,171
DWA Technical LeadersTM Portfolio	639,994	—	843,823	—
Global Listed Private Equity Portfolio	14,909,521	—	4,710,562	—
Golden Dragon Halter USX China Portfolio	3,021,508	—	3,271,139	501,022
Lux Nanotech Portfolio	—	—	101,214	16
Morningstar StockInvestor Core Portfolio	132,812	—	145,806	—
S&P 500 BuyWrite Portfolio	11,066,172	—	1,778,095	—
S&P 500® High Quality Portfolio	663,992	—	237,779	—
Water Resources Portfolio	6,570,710	—	9,289,108	—
WilderHill Clean Energy Portfolio	—	—	—	—
WilderHill Progressive Energy Portfolio	319,968	—	347,466	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Aerospace & Defense Portfolio	$160,406	$—	$(8,889)	$(9,658,853)	$(25,843,550)	$(893,675)	$144,215,812	$107,971,251
CleantechTM Portfolio	200,349	—	(7,352)	27,126,954	(52,797,556)	(8,584,966)	196,593,012	162,530,441
DWA Technical LeadersTM Portfolio	—	—	(10,205)	70,159,585	(168,534,642)	(3,558,553)	552,847,954	450,904,139
Global Listed Private Equity Portfolio	21,813,808	—	(7,884)	45,893,788	(55,296,478)	(937,184)	482,155,877	493,621,927
Golden Dragon Halter USX China Portfolio	488,111	—	(16,410)	7,955,837	(137,775,029)	(12,384,114)	588,023,395	446,291,790

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Lux Nanotech Portfolio	$—	$—	$(5,613)	$(3,990,754)	$(59,228,657)	$(3,557,723)	$105,173,223	$38,390,476
Morningstar StockInvestor Core Portfolio	85,066	—	(4,623)	3,663,520	(30,328,775)	(1)	46,401,287	19,816,474
S&P 500 BuyWrite Portfolio	8,523,283	499,465	—	—	—	—	111,488,576	120,511,324
S&P 500® High Quality Portfolio	671,925	—	(7,092)	19,528,243	(139,345,851)	—	231,847,511	112,694,736
Water Resources Portfolio	1,107,881	—	(48,841)	108,823,303	(408,564,463)	(10,311,889)	1,569,642,038	1,260,648,029
WilderHill Clean Energy Portfolio	—	—	(29,770)	(95,357,839)	(1,099,718,852)	(26,214,141)	1,762,792,692	541,472,090
WilderHill Progressive Energy Portfolio	512,768	—	(5,273)	13,564,008	(23,216,033)	(1,523,506)	85,843,293	75,175,257

* Capital, currency and Passive Foreign Investment Company ("PFIC") losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$6,428,813	$9,464,875	$25,843,550
CleantechTM Portfolio	—	—	1,171,839	14,341,075	25,186,026	12,098,616	52,797,556
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	60,219,842	10,496,532	168,534,642
Global Listed Private Equity Portfolio**	—	—	460,027	7,687,052	47,149,399	—	55,296,478
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	74,072,167	35,483,714	137,775,029

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	2014	2015	2016	2017	2018	2019	Total*
Lux Nanotech Portfolio	$—	$3,986,980	$793,005	$27,406,131	$14,663,516	$12,379,025	$59,228,657
Morningstar StockInvestor Core Portfolio	—	—	3,798,072	6,546,039	17,110,347	2,874,317	30,328,775
S&P 500® High Quality Portfolio	—	28,753,751	21,013,690	37,241,965	42,466,537	9,869,908	139,345,851
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	265,948,030	33,978,301	408,564,463
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	460,657,845	241,008,862	1,099,718,852
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	12,433,887	2,282,887	23,216,033

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

**  The Fund utilized $3,928,471 of capital loss capital loss carryforward during the fiscal year ended April 30, 2011.

Note 8. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$14,144,178	$13,864,632
CleantechTM Portfolio	37,334,287	35,646,098
DWA Technical LeadersTM Portfolio	111,734,195	109,241,933
Global Listed Private Equity Portfolio	328,939,819	331,460,574
Golden Dragon Halter USX China Portfolio	72,591,710	66,060,952
Lux Nanotech Portfolio	25,884,489	26,370,058
Morningstar StockInvestor Core Portfolio	16,274,797	16,782,222
S&P 500 BuyWrite Portfolio	90,671,622	100,201,639
S&P 500® High Quality Portfolio	57,119,119	56,574,081
Water Resources Portfolio	144,639,763	175,117,704
WilderHill Clean Energy Portfolio	183,112,107	178,272,215
WilderHill Progressive Energy Portfolio	13,280,818	14,341,926

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$52,485,882	$88,297,222
CleantechTM Portfolio	10,037,570	36,741,081
DWA Technical LeadersTM Portfolio	475,713,588	258,166,252
Global Listed Private Equity Portfolio	206,449,974	7,305,931
Golden Dragon Halter USX China Portfolio	43,002,416	118,278,835

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	Securities Received	Securities Delivered
Lux Nanotech Portfolio	$2,808,032	$14,722,138
Morningstar StockInvestor Core Portfolio	16,173,728	16,557,973
S&P 500 BuyWrite Portfolio	—	56,320,439
S&P 500® High Quality Portfolio	105,772,170	79,951,026
Water Resources Portfolio	119,825,356	280,545,348
WilderHill Clean Energy Portfolio	137,834,725	264,515,994
WilderHill Progressive Energy Portfolio	21,203,278	17,826,374

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$117,769,807	$(9,658,853)	$3,793,718	$(13,452,571)
CleantechTM Portfolio	135,463,130	27,119,060	34,882,837	(7,763,777)
DWA Technical LeadersTM Portfolio	381,098,447	70,159,585	71,393,324	(1,233,739)
Global Listed Private Equity Portfolio	443,522,279	45,870,270	51,636,722	(5,766,452)
Golden Dragon Halter USX China Portfolio	438,287,054	7,955,837	91,211,867	(83,256,030)
Lux Nanotech Portfolio	42,475,059	(3,990,754)	5,072,106	(9,062,860)
Morningstar StockInvestor Core Portfolio	16,211,027	3,663,520	3,786,074	(122,554)
S&P 500 BuyWrite Portfolio	122,364,244	—	—	—
S&P 500® High Quality Portfolio	93,219,955	19,528,243	19,871,066	(342,823)
Water Resources Portfolio	1,152,092,918	108,823,303	192,639,529	(83,816,226)
WilderHill Clean Energy Portfolio	637,375,142	(95,357,839)	72,939,072	(168,296,911)
WilderHill Progressive Energy Portfolio	61,687,183	13,564,008	16,445,328	(2,881,320)

Note 9. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2011, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2011, the reclassifications were as follow:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Aerospace & Defense Portfolio	$9,800	$5,316,734	$(5,326,534)
CleantechTM Portfolio	(246,807)	(10,359,364)	10,606,171

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
DWA Technical LeadersTM Portfolio	$(515,582)	$(45,981,900)	$46,497,482
Global Listed Private Equity Portfolio	(491,010)	(1,196,754)	1,687,764
Golden Dragon Halter USX China Portfolio	145,866	(35,706,913)	35,561,047
Lux Nanotech Portfolio	27,715	(488,063)	460,348
Morningstar StockInvestor Core Portfolio	14,640	(1,840,332)	1,825,692
S&P 500 BuyWrite Portfolio	71,222	—	(71,222)
S&P 500® High Quality Portfolio	(134,772)	(13,121,778)	13,256,550
Water Resources Portfolio	492,937	(42,770,821)	42,277,884
WilderHill Clean Energy Portfolio	1,149,421	(46,780,667)	45,631,246
WilderHill Progressive Energy Portfolio	7,103	(7,930,329)	7,923,226

Note 10. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation for S&P 500 BuyWrite Portfolio. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 11. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 12. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
Aerospace & Defense Portfolio	100%	100%
CleantechTM Portfolio	100%	100%
DWA Technical LeadersTM Portfolio	100%	100%
Global Listed Private Equity Portfolio	41%	34%
Golden Dragon Halter USX China Portfolio	100%	0%
Lux Nanotech Portfolio	0%	0%
S&P 500 BuyWrite Portfolio	0%	0%
Morningstar StockInvestor Core Portfolio	100%	100%
S&P 500® High Quality Portfolio	100%	100%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	0%	0%
WilderHill Progressive Energy Portfolio	100%	95%

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries.

	April 30, 2011
	Foreign Source Income	Foreign Taxes
Golden Dragon Halter USX China Portfolio	$7,292,686	$742,117

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2011.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that the advisory fee for each Fund was equal to or lower than the median expense ratios of its ETF peer funds, open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-4

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

PowerShares Dynamic Energy Sector Portfolio (PXI)

PowerShares Dynamic Financial Sector Portfolio (PFI)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

PowerShares Dynamic Technology Sector Portfolio (PTF)

PowerShares Dynamic Utilities Portfolio (PUI)

PowerShares NASDAQ Internet Portfolio (PNQI)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	24

Fees and Expenses	26

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)	28

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)	30

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)	32

PowerShares Dynamic Energy Sector Portfolio (PXI)	33

PowerShares Dynamic Financial Sector Portfolio (PFI)	34

PowerShares Dynamic Healthcare Sector Portfolio (PTH)	36

PowerShares Dynamic Industrials Sector Portfolio (PRN)	37

PowerShares Dynamic Technology Sector Portfolio (PTF)	39

PowerShares Dynamic Utilities Portfolio (PUI)	40

PowerShares NASDAQ Internet Portfolio (PNQI)	42

Statements of Assets and Liabilities	44

Statements of Operations	46

Statements of Changes in Net Assets	48

Financial Highlights	52

Notes to Financial Statements	57

Report of Independent Registered Public Accounting Firm	68

Tax Information	69

Trustees and Officers	70

Board Considerations Regarding Continuation of Investment Advisory Agreements	77

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® Index up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

2

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Manager's Analysis

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Basic Materials Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 33.12%. Over this same year, the Index returned 34.14%, while the S&P Materials Index returned 26.26%. The Fund benefited from positive performance of securities of companies in chemicals, containers & packaging and metals & mining industries. Fund performance was positive for securities of companies within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Chemicals-Specialty	26.4
Chemicals-Diversified	18.4
Paper & Related Products	12.7
Containers-Metal/Glass	6.3
Containers-Paper/Plastic	5.0
Metal-Copper	4.4
Agricultural Chemicals	4.3
Coatings/Paint	3.8
Diversified Manufacturing Operations	3.1
Gold Mining	2.5
Industrial Gases	2.4
Metal-Aluminum	2.3
Petrochemicals	1.8
Water Treatment Systems	1.4
Miscellaneous Manufacturing	1.4
Quarrying	1.3
Chemicals-Plastics	1.3
Non-Ferrous Metals	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Lubrizol Corp. (The)	2.8
Celanese Corp.	2.8
Sigma-Aldrich Corp.	2.6
International Paper Co.	2.5
Ecolab, Inc.	2.5
PPG Industries, Inc.	2.5
Newmont Mining Corp.	2.5
E.I. du Pont de Nemours & Co.	2.4
Freeport-McMoRan Copper & Gold, Inc.	2.4
Air Products & Chemicals, Inc.	2.4
Total	25.4

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	7.0
Large-Cap Value	16.5
Mid-Cap Growth	5.4
Mid-Cap Value	27.4
Small-Cap Value	29.9
Small-Cap Growth	13.8

4

Manager's Analysis (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio (ticker: PYZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Basic Materials Sector IntellidexSM Index	34.14%	6.81%	13.49%	77.78%
S&P Materials Index	26.26%	1.00%	8.26%	43.88%
Dow Jones Basic Materials Index	31.46%	1.74%	10.48%	57.91%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	33.12%	5.72%	12.39%	70.11%
Share Price Return	32.98%	5.74%	12.41%	70.21%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.80%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Materials Index, Dow Jones Basic Materials Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 60, 70 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Consumer Discretionary Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 16.91%. Over this same year, the Index returned 17.85%, while the S&P Consumer Discretionary Index returned 18.60% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in specialty retail, auto components, and leisure equipment & products industries. The Fund suffered from negative performance for securities of companies in diversified consumer services, household durables, and airlines industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Retail	52.7
Auto Parts & Equipment	7.1
Apparel	6.5
Media	6.2
Commercial Services	6.1
Internet	2.8
Airlines	2.7
Auto Manufacturers	2.2
Advertising	2.1
Leisure Time	1.8
Home Furnishings	1.7
Distribution/Wholesale	1.6
Household Products/Wares	1.5
Entertainment	1.3
Machinery-Diversified	1.3
Housewares	1.2
Textiles	1.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Limited Brands, Inc.	3.0
Priceline.com, Inc.	2.8
Bed Bath & Beyond, Inc.	2.7
Starbucks Corp.	2.6
Coach, Inc.	2.5
Time Warner Cable, Inc.	2.5
Yum! Brands, Inc.	2.5
TJX Cos., Inc. (The)	2.5
McDonald's Corp.	2.5
Nordstrom, Inc.	2.4
Total	26.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	24.9
Large-Cap Value	4.9
Mid-Cap Growth	21.1
Mid-Cap Value	9.5
Small-Cap Value	27.2
Small-Cap Growth	12.4

6

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (ticker: PEZ)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Consumer Discretionary Sector IntellidexSM Index	17.85%	8.23%	3.00%	14.37%
S&P Consumer Discretionary Index	18.60%	10.00%	4.99%	24.99%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	16.91%	7.77%	2.46%	11.70%
Share Price Return	16.77%	7.74%	2.46%	11.69%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.32%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.24%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Discretionary Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 182 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Consumer Staples Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 19.46%. Over this same year, the Index returned 20.32%, while the S&P Consumer Staples Index returned 17.99% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in food products, beverages, and tobacco industries. Fund performance was positive for securities of companies within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Food	33.8
Retail	16.6
Beverages	14.7
Cosmetics/Personal Care	11.4
Agriculture	11.3
Household Products/Wares	5.1
Pharmaceuticals	4.2
Environmental Control	1.5
Electrical Components & Equipment	1.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	26.3
Large-Cap Value	21.5
Mid-Cap Growth	8.2
Mid-Cap Value	17.8
Small-Cap Value	22.4
Small-Cap Growth	3.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Philip Morris International, Inc.	2.6
CVS Caremark Corp.	2.6
Costco Wholesale Corp.	2.6
Reynolds American, Inc.	2.5
PepsiCo, Inc.	2.5
Colgate-Palmolive Co.	2.5
Kellogg Co.	2.5
Altria Group, Inc.	2.5
Wal-Mart Stores, Inc.	2.5
Coca-Cola Co. (The)	2.4
Total	25.2

8

Manager's Analysis (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio (ticker: PSL)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Consumer Staples Sector IntellidexSM Index	20.32%	8.09%	7.35%	38.08%
S&P Consumer Staples Index	17.99%	7.03%	7.85%	41.42%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	19.46%	7.28%	6.59%	33.67%
Share Price Return	19.50%	7.30%	6.59%	33.68%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.87%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.94%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Consumer Staples Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 96 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that correspond(before fees and expenses) generally to the price and yield performance of the Dynamic Energy Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 51.01%. Over this same year, the Index returned 51.97%, while the S&P Energy Index returned 35.86%, the Dow Jones Oil & Gas Index returned 35.17% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in oil gas & consumable fuels, energy equipment & services and gas utilities industries. Fund performance was positive for securities of companies within each industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Oil Companies-Exploration & Production	16.9
Oil Companies-Integrated	14.8
Gas-Distribution	14.4
Pipelines	14.4
Coal	9.1
Oil-Field Services	7.7
Oil Field Machinery & Equipment	6.2
Oil Refining & Marketing	5.2
Oil & Gas Drilling	5.0
Seismic Data Collection	2.4
Electric-Integrated	1.4
Transportation-Services	1.2
Retail-Petroleum Products	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Marathon Oil Corp.	2.6
Occidental Petroleum Corp.	2.6
Spectra Energy Corp.	2.6
Halliburton Co.	2.5
Chevron Corp.	2.5
Murphy Oil Corp.	2.5
El Paso Corp.	2.5
Sempra Energy	2.4
Exxon Mobil Corp.	2.4
Peabody Energy Corp.	2.4
Total	25.0

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	7.2
Large-Cap Value	27.0
Mid-Cap Growth	4.9
Mid-Cap Value	18.7
Small-Cap Value	31.6
Small-Cap Growth	10.6

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Sector Portfolio (ticker: PXI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Energy Sector IntellidexSM Index	51.97%	5.99%	14.01%	81.51%
S&P Energy Index	35.86%	0.95%	10.52%	58.16%
Dow Jones Oil & Gas Index	35.17%	0.92%	10.84%	60.30%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	51.01%	5.44%	13.37%	76.94%
Share Price Return	51.07%	5.50%	13.40%	77.14%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.93%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.74%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Energy Index, Dow Jones Oil & Gas Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 78, 92 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Financial Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 12.76%. Over this same year, the Index returned 13.53%, while the S&P Financials Index returned 2.58%, the Dow Jones Financials Index returned 2.16% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in insurance, consumer finance and diversified financial services industries. The Fund suffered negative performance for securities of companies in commercial banks, capital markets, and thrifts & mortgage finance industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Property/Casualty Insurance	21.0
Investment Management/ Advisor Services	12.6
Life/Health Insurance	11.2
Multi-line Insurance	6.6
Commercial Banks-Eastern U.S.	6.4
Commercial Banks-Central U.S.	4.1
Reinsurance	4.0
Real Estate Management/Services	4.0
Insurance Brokers	4.0
Diversified Operations	2.9
Finance-Other Services	2.9
Finance-Credit Card	2.8
Commercial Services-Finance	2.8
Fiduciary Banks	2.6
Super-Regional Banks-U.S.	2.3
Finance-Auto Loans	1.5
Finance-Consumer Loans	1.5
Finance-Commercial	1.5
REITS-Diversified	1.5
Commercial Banks-Southern U.S.	1.3
Finance-Investment Banker/Broker	1.3
Private Equity	1.2
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Leucadia National Corp.	2.9
Discover Financial Services	2.8
Chubb Corp. (The)	2.7
Progressive Corp. (The)	2.6
CB Richard Ellis Group, Inc.	2.6
Travelers Cos., Inc. (The)	2.6
State Street Corp.	2.6
Franklin Resources, Inc.	2.5
Loews Corp.	2.5
M&T Bank Corp.	2.4
Total	26.2

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	7.0
Large-Cap Value	20.3
Mid-Cap Growth	17.7
Mid-Cap Value	22.7
Small-Cap Value	24.2
Small-Cap Growth	8.1

12

Manager's Analysis (Continued)

PowerShares Dynamic Financial Sector Portfolio (ticker: PFI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Financial Sector IntellidexSM Index	13.53%	-1.52%	-2.50%	-10.89%
S&P Financials Index	2.58%	-12.92%	-13.04%	-47.28%
Dow Jones Financials Index	2.16%	-11.87%	-12.84%	-46.75%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	12.76%	-2.40%	-3.31%	-14.18%
Share Price Return	12.77%	-2.41%	-3.31%	-14.18%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio of 1.26% includes estimated acquired fund fees and expenses of 0.01%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.30%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Financials Index, Dow Jones Financials Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 82, 262 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Healthcare Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 22.31%. Over this same year, the Index returned 23.15%, while the S&P Health Care Index returned 16.42%, the Dow Jones U.S. Health Care Index returned 17.08% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in health care providers & services, pharmaceuticals and biotechnology industries. Fund performance was positive for securities of companies within each industry in which it was invested.
Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Healthcare-Services	35.2
Pharmaceuticals	21.6
Healthcare-Products	20.7
Biotechnology	8.2
Commercial Services	5.3
Electronics	5.1
Software	2.5
Distribution/Wholesale	1.4
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	9.0
Large-Cap Value	18.3
Mid-Cap Growth	17.7
Mid-Cap Value	13.5
Small-Cap Value	16.2
Small-Cap Growth	25.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Biogen Idec, Inc.	3.2
Humana, Inc.	2.7
Waters Corp.	2.7
UnitedHealth Group, Inc.	2.6
WellPoint, Inc.	2.6
CIGNA Corp.	2.5
Aetna, Inc.	2.5
Amgen, Inc.	2.5
AmerisourceBergen Corp.	2.4
Eli Lilly & Co.	2.4
Total	26.1

14

Manager's Analysis (Continued)

PowerShares Dynamic Healthcare Sector Portfolio (ticker: PTH)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Healthcare Sector IntellidexSM Index	23.15%	7.63%	6.03%	30.49%
S&P Health Care Index	16.42%	5.99%	3.34%	16.23%
Dow Jones U.S. Health Care Index	17.08%	7.17%	4.53%	22.53%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	22.31%	6.82%	5.23%	26.07%
Share Price Return	22.48%	6.87%	5.25%	26.19%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.72%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.83%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Health Care Index, Dow Jones U.S. Healthcare Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 82, 126 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Industrial Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2010, the Fund returned 29.83%. Over this same year, the Index returned 30.93%, while the S&P Industrials Index returned 20.25%, the Dow Jones Industrial Index returned 19.44% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in machinery, aerospace & defense and commercial services industries. The Fund suffered negative performance for securities of companies in professional services and marine industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Miscellaneous Manufacturing	25.2
Commercial Services	12.9
Aerospace/Defense	12.2
Transportation	12.0
Machinery-Diversified	10.9
Engineering & Construction	5.3
Machinery-Construction & Mining	5.2
Office Furnishings	4.0
Hand/Machine Tools	2.8
Electrical Components & Equipment	2.6
Computers	1.4
Household Products/Wares	1.4
Trucking & Leasing	1.4
Electronics	1.4
Semiconductors	1.3
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Caterpillar, Inc.	2.7
Union Pacific Corp.	2.6
AMETEK, Inc.	2.6
Tyco International Ltd.	2.6
Sauer-Danfoss, Inc.	2.5
United Technologies Corp.	2.5
Joy Global, Inc.	2.5
Honeywell International, Inc.	2.5
Parker Hannifin Corp.	2.5
Dover Corp.	2.5
Total	25.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	7.5
Large-Cap Value	21.9
Mid-Cap Growth	14.1
Mid-Cap Value	7.2
Small-Cap Value	31.7
Small-Cap Growth	17.6

16

Manager's Analysis (Continued)

PowerShares Dynamic Industrials Sector Portfolio (ticker: PRN)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Industrial Sector IntellidexSM Index	30.93%	4.25%	6.98%	35.89%
S&P Industrials Index	20.25%	1.85%	4.45%	22.10%
Dow Jones Industrial Index	19.44%	2.94%	4.84%	24.19%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	29.83%	3.32%	6.11%	30.96%
Share Price Return	29.92%	3.33%	6.13%	31.05%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.82%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.87%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Industrials Index, Dow Jones Industrial Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 400, 30 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Technology Sector IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 17.26%. Over this same year, the Index returned 18.13%, while the S&P Information Technology Index returned 13.16%, the Dow Jones Technology Index returned 15.19% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in IT services, Software, and office electronics industries. The Fund suffered from negative performance for securities of companies in internet software & services industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Computers	21.6
Software	19.6
Commercial Services	15.8
Electronics	15.4
Semiconductors	13.1
Telecommunications	6.3
Internet	4.4
Distribution/Wholesale	2.4
Media	1.4
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	20.9
Large-Cap Value	8.0
Mid-Cap Growth	17.4
Mid-Cap Value	10.4
Small-Cap Value	12.2
Small-Cap Growth	31.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Agilent Technologies, Inc.	2.9
Automatic Data Processing, Inc.	2.7
Symantec Corp.	2.7
International Business Machines Corp.	2.6
BMC Software, Inc.	2.5
TE Connectivity Ltd.	2.5
Apple, Inc.	2.5
Texas Instruments, Inc.	2.5
CA, Inc.	2.5
Paychex, Inc.	2.5
Total	25.9

18

Manager's Analysis (Continued)

PowerShares Dynamic Technology Sector Portfolio (ticker: PTF)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††		Fund Inception†
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Technology Sector IntellidexSM Index	18.13%	4.41%	2.49%	11.83%
S&P Information Technology Index	13.16%	5.98%	6.46%	33.22%
Dow Jones Technology Index	15.19%	7.56%	7.34%	38.34%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	17.26%	3.68%	1.78%	8.36%
Share Price Return	17.27%	3.70%	1.77%	8.32%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.90%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.91%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Information Technology Index, Dow Jones Technology Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 119, 166 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Utilities IntellidexSM Index (the "Index").

Effective October 1, 2010, the index methodology was amended to increase the number of common stocks of U.S. utilities companies in the Index from 30 to 60 and to include common stocks of U.S. utilities companies that provide telecommunications services.

For the fiscal year ended April 30, 2011, the Fund returned 18.36%. Over this same year, the Index returned 19.25%, while the S&P Utilities Index returned 13.85%, the Dow Jones U.S. Utilities Index returned 15.62% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in multi-utilities, electric utilities and diversified telecommunication services. The Fund suffered negative performance for securities of companies in oil gas & consumable fuels and independent power producers & energy traders industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Electric-Integrated	50.5
Telephone-Integrated	9.0
Gas-Distribution	7.7
Cable/Satellite TV	7.5
Cellular Telecommunications	6.9
Telecommunication Services	4.6
Wireless Equipment	3.2
Telecommunication Equipment	2.7
Broadcast Services/Program	1.4
Water	1.4
Electric-Transmission	1.3
Independent Power Producer	1.3
Internet Connectivity Services	1.3
Electronic Measuring Instruments	1.2
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	7.8
Large-Cap Value	33.2
Mid-Cap Growth	6.8
Mid-Cap Value	20.2
Small-Cap Value	17.9
Small-Cap Growth	14.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Sprint Nextel Corp.	2.8
AT&T, Inc.	2.6
Time Warner Cable, Inc.	2.6
Edison International	2.6
DIRECTV	2.5
Consolidated Edison, Inc.	2.5
Verizon Communications, Inc.	2.5
Duke Energy Corp.	2.5
Comcast Corp.	2.4
American Electric Power Co., Inc.	2.4
Total	25.4

20

Manager's Analysis (Continued)

PowerShares Dynamic Utilities Portfolio (ticker: PUI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)    As of April 30, 2011

	Avg Ann††			Fund Inception†
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Utilities IntellidexSM Index	19.25%	0.93%	4.83%	5.89%	37.07%
S&P Utilities Index	13.85%	-1.88%	5.20%	4.97%	30.57%
Dow Jones U.S. Utilities Index	15.62%	-1.40%	5.55%	5.20%	32.12%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	18.36%	0.22%	4.13%	5.17%	32.01%
Share Price Return	18.42%	0.24%	4.15%	5.20%	32.25%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.95%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.89%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Utilities Index, Dow Jones U.S. Utilities Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 33, 15 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the NASDAQ Internet IndexSM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 47.80%. Over this same year the Index returned 48.70% while the NASDAQ-100® Index returned 21.07% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in the information technology and consumer discretionary sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Web Portals/ISP	28.8
E-Commerce/Services	27.9
E-Commerce/Products	11.8
Web Hosting/Design	6.1
Internet Security	3.4
Internet Infrastructure Software	3.4
E-Marketing/Information	2.9
Enterprise Software/Services	2.4
Telecommunication Services	2.0
Internet Content-Information/Network	1.9
Internet Content-Information/News	1.6
E-Services/Consulting	1.5
Internet Application Software	1.2
Printing-Commercial	1.2
Human Resources	1.1
Internet Telephony	0.7
Internet Connectivity Services	0.6
Networking Products	0.5
Internet Content-Entertainment	0.4
Computer Services	0.3
Retail-Pet Food & Supplies	0.2
Internet Incubators	0.1
Liabilities in excess of other assets	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Baidu, Inc.	8.7
Priceline.com, Inc.	8.6
Amazon.com, Inc.	8.0
eBay, Inc.	7.3
Google, Inc.	6.3
SINA Corp.	4.2
Netflix, Inc.	4.0
Yahoo!, Inc.	3.8
VeriSign, Inc.	3.3
Akamai Technologies, Inc.	3.3
Total	57.5

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	44.6
Large-Cap Value	—
Mid-Cap Growth	30.7
Mid-Cap Value	1.1
Small-Cap Value	1.0
Small-Cap Growth	22.6

22

Manager's Analysis (Continued)

PowerShares NASDAQ Internet Portfolio (ticker: PNQI)

Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)     As of April 30, 2011

	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ Internet IndexSM	48.70%	21.56%	75.54%
NASDAQ-100® Index	21.07%	6.64%	20.62%
S&P 500® Index	17.24%	1.34%	3.96%
Fund
Net Asset Value ("NAV") Return	47.80%	20.87%	72.67%
Share Price Return	47.81%	20.24%	70.10%

Fund Inception: June 12, 2008

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.60% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	1145	507	21	4	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	1145	446	17	4	0	0	2
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	1145	402	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	1145	473	15	8	2	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	1145	459	24	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	1145	357	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	1145	524	13	8	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	1145	452	56	9	1	1	1
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1387	545	27	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	693	289	9	5	1	2	2

24

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	597	13	3	0	0	0
PEZ	665	9	1	0	0	1
PSL	711	8	1	0	0	0
PXI	629	10	6	1	0	1
PFI	619	20	6	4	2	0
PTH	754	9	0	0	0	0
PRN	588	11	0	0	0	0
PTF	609	13	1	0	0	2
PUI	790	16	0	0	1	0
PNQI	378	5	1	0	0	1

25

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

In pursuing its investment objective, PowerShares Dynamic Financial Sector Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials
Sector Portfolio Actual	$1,000.00	$1,251.68	0.65%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Consumer
Discretionary Sector Portfolio
Actual	$1,000.00	$1,179.37	0.65%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Consumer Staples
Sector Portfolio
Actual	$1,000.00	$1,145.52	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

26

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,410.17	0.65%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$1,168.45	0.65%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Healthcare Sector Portfolio Actual	$1,000.00	$1,245.94	0.65%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Industrials Sector Portfolio Actual	$1,000.00	$1,243.57	0.65%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Technology Sector
Portfolio
Actual	$1,000.00	$1,154.03	0.65%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$1,123.60	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares NASDAQ Internet Portfolio Actual	$1,000.00	$1,197.41	0.60%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

27

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—4.3%
15,907	CF Industries Holdings, Inc.	$2,251,636
26,234	Mosaic Co. (The)	1,963,877
		4,215,513
	Chemicals - Diversified—18.4%
54,313	Celanese Corp., Series A	2,711,305
41,202	E.I. du Pont de Nemours & Co.	2,339,862
15,981	FMC Corp.	1,410,803
37,845	Georgia Gulf Corp.*	1,490,336
28,384	Innophos Holdings, Inc.	1,315,314
45,074	Innospec, Inc.*	1,697,487
25,482	PPG Industries, Inc.	2,412,381
26,498	Rockwood Holdings, Inc.*	1,503,496
52,743	Solutia, Inc.*	1,389,778
25,971	Westlake Chemical Corp.	1,704,996
		17,975,758
	Chemicals - Plastics—1.3%
86,863	PolyOne Corp.	1,257,776
	Chemicals - Specialty—26.4%
21,228	Albemarle Corp.	1,497,635
33,597	Arch Chemicals, Inc.	1,299,196
34,397	Balchem Corp.	1,365,217
28,666	Cabot Corp.	1,285,670
46,191	Ecolab, Inc.	2,437,037
77,353	Ferro Corp.*	1,160,295
57,159	H.B. Fuller Co.	1,248,924
36,525	Kraton Performance Polymers, Inc.*	1,685,994
20,539	Lubrizol Corp. (The)	2,762,906
18,894	Minerals Technologies, Inc.	1,284,792
9,555	NewMarket Corp.	1,761,178
33,719	OM Group, Inc.*	1,221,977
31,538	Quaker Chemical Corp.	1,424,887
36,275	Sensient Technologies Corp.	1,374,460
35,424	Sigma-Aldrich Corp.	2,500,226
32,251	W.R. Grace & Co.*	1,462,905
		25,773,299
	Coatings/Paint—3.8%
24,373	Kronos Worldwide, Inc.	1,500,402
27,268	Sherwin-Williams Co. (The)	2,243,884
		3,744,286
	Containers - Metal/Glass—6.3%
61,714	Ball Corp.	2,302,549
31,554	Crown Holdings, Inc.*	1,180,120
18,814	Greif, Inc., Class A	1,168,349
33,038	Silgan Holdings, Inc.	1,515,123
		6,166,141

Number of Shares		Value
	Common Stocks (Continued)
	Containers - Paper/Plastic—5.0%
240,634	Graphic Packaging Holding Co.*	$1,321,081
17,484	Rock-Tenn Co., Class A	1,207,620
44,268	Sealed Air Corp.	1,140,786
33,784	Sonoco Products Co.	1,167,575
		4,837,062
	Diversified Manufacturing Operations—3.1%
29,960	Koppers Holdings, Inc.	1,370,071
41,179	LSB Industries, Inc.*	1,661,572
		3,031,643
	Gold Mining—2.5%
40,907	Newmont Mining Corp.	2,397,559
	Industrial Gases—2.4%
24,371	Air Products & Chemicals, Inc.	2,327,918
	Metal - Aluminum—2.3%
133,567	Alcoa, Inc.	2,270,639
	Metal - Copper—4.4%
42,476	Freeport-McMoRan Copper & Gold, Inc.	2,337,454
52,531	Southern Copper Corp.	1,967,811
		4,305,265
	Miscellaneous Manufacturing—1.4%
25,295	AptarGroup, Inc.	1,326,723
	Non-Ferrous Metals—1.2%
28,911	Materion Corp.*	1,207,323
	Paper & Related Products—12.7%
141,254	Boise, Inc.	1,387,114
46,293	Buckeye Technologies, Inc.	1,303,611
15,056	Clearwater Paper Corp.*	1,181,595
13,766	Domtar Corp.	1,280,514
79,340	International Paper Co.	2,450,019
70,364	KapStone Paper and Packaging Corp.*	1,222,926
40,901	MeadWestvaco Corp.	1,377,955
89,222	Mercer International, Inc.*	1,085,832
21,942	Schweitzer-Mauduit International, Inc.	1,137,473
		12,427,039
	Petrochemicals—1.8%
43,107	TPC Group, Inc.*	1,700,140
	Quarrying—1.3%
13,208	Compass Minerals International, Inc.	1,289,233
	Water Treatment Systems—1.4%
47,213	Nalco Holding Co.	1,379,092
	Total Common Stocks (Cost $76,995,897)	97,632,409

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.1%
90,855	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $90,855)	$90,855
	Total Investments (Cost $77,086,752)—100.1%	97,723,264
	Liabilities in excess of other assets—(0.1%)	(132,064)
	Net Assets—100.0%	$97,591,200

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

29

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—2.1%
21,017	Harte-Hanks, Inc.	$195,248
20,833	Interpublic Group of Cos., Inc. (The)	244,788
		440,036
	Airlines—2.7%
4,422	Alaska Air Group, Inc.*	291,277
16,648	SkyWest, Inc.	275,191
		566,468
	Apparel—6.5%
8,826	Coach, Inc.	527,883
3,832	Polo Ralph Lauren Corp.	501,111
7,196	Timberland Co. (The), Class A*	325,187
		1,354,181
	Auto Manufacturers—2.2%
14,439	General Motors Co.*	463,347
	Auto Parts & Equipment—7.1%
3,525	Autoliv, Inc.	282,458
4,928	Lear Corp.	252,018
13,286	Superior Industries International, Inc.	335,737
4,541	TRW Automotive Holdings Corp.*	259,110
4,467	WABCO Holdings, Inc.*	329,888
		1,459,211
	Commercial Services—6.1%
5,721	Apollo Group, Inc., Class A*	229,012
6,526	Arbitron, Inc.	252,426
14,232	Bridgepoint Education, Inc.*	249,772
7,948	Rent-A-Center, Inc.	242,016
34,321	Stewart Enterprises, Inc., Class A	278,343
		1,251,569
	Distribution/Wholesale—1.6%
3,363	Fossil, Inc.*	322,108
	Entertainment—1.3%
6,404	Churchill Downs, Inc.	267,111
	Home Furnishings—1.7%
5,559	Tempur-Pedic International, Inc.*	348,994
	Household Products/Wares—1.5%
4,849	Tupperware Brands Corp.	308,736
	Housewares—1.2%
13,485	Newell Rubbermaid, Inc.	257,024
	Internet—2.8%
1,044	Priceline.com, Inc.*	571,078
	Leisure Time—1.8%
3,476	Polaris Industries, Inc.	366,475

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—1.3%
2,910	Middleby Corp. (The)*	$260,940
	Media—6.2%
19,055	Comcast Corp., Class A	500,003
27,888	E.W. Scripps Co. (The), Class A*	264,936
6,752	Time Warner Cable, Inc.	527,534
		1,292,473
	Retail—52.7%
17,071	American Eagle Outfitters, Inc.	265,625
10,980	Ann, Inc.*	342,686
8,374	Ascena Retail Group, Inc.*	262,023
10,057	Bed Bath & Beyond, Inc.*	564,399
625	Biglari Holdings, Inc.*	273,275
8,447	Bob Evans Farms, Inc.	264,898
10,994	Brinker International, Inc.	264,845
6,836	Buckle, Inc. (The)	310,970
11,278	Collective Brands, Inc.*	236,838
5,231	Cracker Barrel Old Country Store, Inc.	267,984
6,241	Dillard's, Inc., Class A	299,693
5,189	Dollar Tree, Inc.*	298,368
14,460	Express, Inc.*	312,191
13,576	Foot Locker, Inc.	292,156
21,157	Gap, Inc. (The)	491,689
11,828	Jack in the Box, Inc.*	244,248
14,889	Limited Brands, Inc.	612,831
6,466	McDonald's Corp.	506,352
10,580	Nordstrom, Inc.	503,079
9,030	Papa John's International, Inc.*	271,442
18,799	Pep Boys - Manny, Moe & Jack (The)	257,546
6,361	PetSmart, Inc.	268,243
26,776	Pier 1 Imports, Inc.*	326,132
6,699	Ross Stores, Inc.	493,649
29,325	Sonic Corp.*	329,027
14,808	Starbucks Corp.	535,902
9,193	Target Corp.	451,376
9,562	TJX Cos., Inc. (The)	512,714
7,184	Williams-Sonoma, Inc.	311,857
9,624	Yum! Brands, Inc.	516,231
		10,888,269
	Textiles—1.2%
4,639	UniFirst Corp.	240,115
	Total Common Stocks (Cost $17,949,333)	20,658,135

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.3%
56,651	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $56,651)	$56,651
	Total Investments (Cost $18,005,984)—100.3%	20,714,786
	Liabilities in excess of other assets—(0.3%)	(58,015)
	Net Assets—100.0%	$20,656,771

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Agriculture—11.3%
38,041	Altria Group, Inc.	$1,021,021
25,660	Archer-Daniels-Midland Co.	949,933
15,239	Philip Morris International, Inc.	1,058,196
27,919	Reynolds American, Inc.	1,036,074
12,387	Universal Corp.	537,348
		4,602,572
	Beverages—14.7%
5,645	Boston Beer Co., Inc., Class A*	532,098
7,511	Brown-Forman Corp., Class B	539,741
9,274	Coca-Cola Bottling Co. Consolidated	653,353
14,752	Coca-Cola Co. (The)	995,170
19,435	Coca-Cola Enterprises, Inc.	552,148
25,388	Constellation Brands, Inc., Class A*	568,437
14,175	Dr Pepper Snapple Group, Inc.	555,660
8,752	Hansen Natural Corp.*	578,945
14,917	PepsiCo, Inc.	1,027,632
		6,003,184
	Cosmetics/Personal Care—11.4%
12,127	Colgate-Palmolive Co.	1,022,913
17,167	Elizabeth Arden, Inc.*	516,040
10,177	Estee Lauder Cos., Inc. (The), Class A	987,169
28,264	Inter Parfums, Inc.	537,864
15,099	Procter & Gamble Co. (The)	979,925
35,033	Revlon, Inc., Class A*	603,268
		4,647,179
	Electrical Components & Equipment—1.4%
7,543	Energizer Holdings, Inc.*	569,723
	Environmental Control—1.5%
36,572	Darling International, Inc.*	591,369
	Food—33.8%
35,936	B&G Foods, Inc.	649,723
22,452	ConAgra Foods, Inc.	548,951
10,575	Corn Products International, Inc.	582,683
19,211	Flowers Foods, Inc.	587,088
18,656	Fresh Del Monte Produce, Inc.	505,764
25,545	General Mills, Inc.	985,526
10,328	H.J. Heinz Co.	529,103
17,346	Hain Celestial Group, Inc. (The)*	589,937
9,940	Hershey Co. (The)	573,637
19,020	Hormel Foods Corp.	559,378
7,537	J.M. Smucker Co. (The)	565,803
17,850	Kellogg Co.	1,022,270
22,589	Kroger Co. (The)	549,139
8,974	Lancaster Colony Corp.	548,401
10,908	McCormick & Co., Inc.	535,801
14,002	Ruddick Corp.	581,363
23,974	Safeway, Inc.	582,808
30,128	Sara Lee Corp.	578,458

Number of Shares		Value
	Common Stocks (Continued)
227	Seaboard Corp.	$541,849
22,550	Smithfield Foods, Inc.*	531,278
27,366	Tyson Foods, Inc., Class A	544,583
13,150	Weis Markets, Inc.	542,701
8,922	Whole Foods Market, Inc.	559,945
		13,796,189
	Household Products/Wares—5.1%
6,918	Church & Dwight Co., Inc.	570,597
14,541	Kimberly-Clark Corp.	960,578
12,732	WD-40 Co.	528,378
		2,059,553
	Pharmaceuticals—4.2%
6,603	Herbalife Ltd. (Cayman Islands)	592,817
8,507	Mead Johnson Nutrition Co.	568,948
14,608	USANA Health Sciences, Inc.*	544,879
		1,706,644
	Retail—16.6%
10,638	BJ's Wholesale Club, Inc.*	545,942
12,333	Casey's General Stores, Inc.	481,357
12,895	Costco Wholesale Corp.	1,043,463
28,798	CVS Caremark Corp.	1,043,640
16,173	Nu Skin Enterprises, Inc., Class A	518,992
14,428	PriceSmart, Inc.	600,782
39,180	Sally Beauty Holdings, Inc.*	579,472
22,548	Walgreen Co.	963,251
18,334	Wal-Mart Stores, Inc.	1,008,003
		6,784,902
	Total Common Stocks (Cost $32,737,053)	40,761,315
	Money Market Fund—0.1%
53,774	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $53,774)	53,774
	Total Investments (Cost $32,790,827)—100.1%	40,815,089
	Liabilities in excess of other assets—(0.1%)	(43,319)
	Net Assets—100.0%	$40,771,770

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

32

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Coal—9.1%
44,910	Alliance Holdings GP LP	$2,346,548
45,015	Alpha Natural Resources, Inc.*	2,618,523
73,654	Arch Coal, Inc.	2,526,332
123,993	Cloud Peak Energy, Inc.*	2,581,534
69,065	Peabody Energy Corp.	4,614,923
20,490	Walter Energy, Inc.	2,832,128
		17,519,988
	Electric - Integrated—1.4%
83,902	NorthWestern Corp.	2,731,010
	Gas - Distribution—14.4%
72,932	Atmos Energy Corp.	2,544,597
40,357	Energen Corp.	2,623,609
63,437	Laclede Group, Inc. (The)	2,434,078
129,818	NiSource, Inc.	2,524,960
139,062	Questar Corp.	2,443,319
84,408	Sempra Energy	4,650,881
87,113	Southern Union Co.	2,604,679
63,192	Southwest Gas Corp.	2,513,146
76,854	UGI Corp.	2,559,238
93,752	Vectren Corp.	2,679,432
		27,577,939
	Oil & Gas Drilling—5.0%
58,119	Diamond Offshore Drilling, Inc.	4,409,489
37,975	Helmerich & Payne, Inc.	2,519,261
41,331	Unit Corp.*	2,604,680
		9,533,430
	Oil Companies - Exploration & Production—16.9%
47,945	Berry Petroleum Co., Class A	2,547,318
110,413	BreitBurn Energy Partners LP	2,452,273
24,247	Clayton Williams Energy, Inc.*	2,196,051
40,064	Contango Oil & Gas Co.*	2,480,763
150,184	Energy Partners Ltd.*	2,734,851
83,702	Gulfport Energy Corp.*	2,849,216
43,744	Occidental Petroleum Corp.	4,999,502
281,791	PetroQuest Energy, Inc.*	2,468,489
156,989	Quicksilver Resources, Inc.*	2,331,287
310,218	VAALCO Energy, Inc.*	2,162,219
96,888	W&T Offshore, Inc.	2,597,567
37,605	Whiting Petroleum Corp.*	2,613,547
		32,433,083
	Oil Companies - Integrated—14.8%
44,172	Chevron Corp.	4,834,184
58,361	ConocoPhillips	4,606,434
52,849	Exxon Mobil Corp.	4,650,712
53,186	Hess Corp.	4,571,869
92,759	Marathon Oil Corp.	5,012,696
61,386	Murphy Oil Corp.	4,756,187
		28,432,082

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil Field Machinery & Equipment—6.2%
86,894	Complete Production Services, Inc.*	$2,949,182
97,365	FMC Technologies, Inc.*	4,525,525
56,495	National Oilwell Varco, Inc.	4,332,602
		11,807,309
	Oil Refining & Marketing—5.2%
130,712	CVR Energy, Inc.*	2,905,728
157,914	Valero Energy Corp.	4,468,966
152,417	Western Refining, Inc.*	2,584,992
		9,959,686
	Oil - Field Services—7.7%
127,136	Basic Energy Services, Inc.*	3,908,161
95,899	Halliburton Co.	4,840,981
130,022	RPC, Inc.	3,517,095
25,599	SEACOR Holdings, Inc.	2,529,949
		14,796,186
	Pipelines—14.4%
156,192	Atlas Energy LP	4,164,079
85,446	Atlas Pipeline Partners LP	3,158,084
96,094	Chesapeake Midstream Partners LP*	2,674,296
243,918	El Paso Corp.	4,734,448
66,976	NuStar GP Holdings LLC	2,654,259
38,430	ONEOK, Inc.	2,687,794
171,094	Spectra Energy Corp.	4,968,570
68,697	Western Gas Partners LP	2,521,180
		27,562,710
	Retail - Petroleum Products—1.2%
59,479	World Fuel Services Corp.	2,354,179
	Seismic Data Collection—2.4%
198,872	ION Geophysical Corp.*	2,513,742
23,432	OYO Geospace Corp.*	2,185,737
		4,699,479
	Transportation - Services—1.2%
51,154	Bristow Group, Inc.*	2,373,545
	Total Common Stocks and Other Equity Interests (Cost $160,457,181)	191,780,626
	Money Market Fund—0.1%
167,030	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $167,030)	167,030
	Total Investments (Cost $160,624,211)—100.0%	191,947,656
	Liabilities in excess of other assets—(0.0%)	(44,811)
	Net Assets—100.0%	$191,902,845

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Commercial Banks - Central U.S.—4.1%
5,871	BOK Financial Corp.	$315,743
7,502	Commerce Bancshares, Inc.	319,285
15,768	International Bancshares Corp.	277,832
		912,860
	Commercial Banks - Eastern U.S.—6.4%
39,339	CapitalSource, Inc.	262,785
11,170	Independent Bank Corp.	327,393
6,235	M&T Bank Corp.	550,987
13,444	NBT Bancorp, Inc.	303,834
		1,444,999
	Commercial Banks - Southern U.S.—1.3%
8,727	City Holding Co.	297,591
	Commercial Services - Finance—2.8%
15,666	Cardtronics, Inc.*	332,902
12,987	SEI Investments Co.	290,000
		622,902
	Diversified Operations—2.9%
16,748	Leucadia National Corp.	647,478
	Fiduciary Banks—2.6%
12,328	State Street Corp.	573,868
	Finance - Auto Loans—1.5%
4,268	Credit Acceptance Corp.*	345,281
	Finance - Commercial—1.5%
28,343	NewStar Financial, Inc.*	338,699
	Finance - Consumer Loans—1.5%
5,000	World Acceptance Corp.*	339,750
	Finance - Credit Card—2.8%
25,310	Discover Financial Services	628,700
	Finance - Investment Banker/Broker—1.3%
7,935	Raymond James Financial, Inc.	297,563
	Finance - Other Services—2.9%
31,330	BGC Partners, Inc., Class A	302,335
13,987	MarketAxess Holdings, Inc.	340,583
		642,918
	Insurance Brokers—4.0%
9,651	Arthur J. Gallagher & Co.	287,407
11,450	Brown & Brown, Inc.	295,982
4,362	Erie Indemnity Co., Class A	315,940
		899,329

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Investment Management/Advisor Services—12.6%
2,806	Affiliated Managers Group, Inc.*	$306,078
8,697	Ameriprise Financial, Inc.	539,736
10,971	Federated Investors, Inc., Class B	282,832
4,421	Franklin Resources, Inc.	570,840
18,635	Och-Ziff Capital Management Group LLC, Class A	299,464
8,230	T. Rowe Price Group, Inc.	528,778
7,290	Waddell & Reed Financial, Inc., Class A	298,963
		2,826,691
	Life/Health Insurance—11.2%
9,548	Aflac, Inc.	536,502
9,778	FBL Financial Group, Inc., Class A	298,229
10,648	Protective Life Corp.	286,538
8,530	Prudential Financial, Inc.	540,972
4,665	Torchmark Corp.	312,182
20,765	Unum Group	549,857
		2,524,280
	Multi-line Insurance—6.6%
8,731	American Financial Group, Inc.	312,308
17,689	Horace Mann Educators Corp.	316,279
12,873	Loews Corp.	569,759
14,651	United Fire & Casualty Co.	290,090
		1,488,436
	Private Equity—1.2%
45,477	Fortress Investment Group LLC, Class A*	280,593
	Property/Casualty Insurance—21.0%
15,611	AmTrust Financial Services, Inc.	301,292
9,190	Chubb Corp. (The)	599,096
8,333	Harleysville Group, Inc.	267,323
9,587	HCC Insurance Holdings, Inc.	311,961
4,897	Infinity Property & Casualty Corp.	289,413
733	Markel Corp.*	305,866
29,255	Meadowbrook Insurance Group, Inc.	299,571
4,686	ProAssurance Corp.*	311,150
27,028	Progressive Corp. (The)	592,994
5,236	RLI Corp.	310,181
6,266	Safety Insurance Group, Inc.	293,374
11,030	Tower Group, Inc.	252,256
9,267	Travelers Cos., Inc. (The)	586,416
		4,720,893
	Real Estate Management/Services—4.0%
22,183	CB Richard Ellis Group, Inc., Class A*	592,508
3,079	Jones Lang LaSalle, Inc.	315,228
		907,736

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Reinsurance—4.0%
8,313	Axis Capital Holdings Ltd. (Bermuda)	$293,947
5,063	Reinsurance Group of America, Inc.	320,488
5,975	Transatlantic Holdings, Inc.	294,508
		908,943
	REITs - Diversified—1.5%
4,946	Rayonier, Inc. REIT	328,217
	Super - Regional Banks - U.S.—2.3%
20,071	U.S. Bancorp	518,233
	Total Common Stocks and Other Equity Interests (Cost $19,463,730)	22,495,960
	Money Market Fund—0.3%
67,908	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,908)	67,908
	Total Investments (Cost $19,531,638)—100.3%	22,563,868
	Liabilities in excess of other assets—(0.3%)	(71,394)
	Net Assets—100.0%	$22,492,474

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—8.2%
26,966	Amgen, Inc.*	$1,533,017
20,793	Biogen Idec, Inc.*	2,024,199
44,459	Medicines Co. (The)*	698,006
41,619	Myriad Genetics, Inc.*	892,311
		5,147,533
	Commercial Services—5.3%
11,786	Chemed Corp.	820,659
15,561	CorVel Corp.*	806,060
27,201	Pharmaceutical Product Development, Inc.	839,151
42,493	Team Health Holdings, Inc.*	844,761
		3,310,631
	Distribution/Wholesale—1.4%
24,732	Owens & Minor, Inc.	852,017
	Electronics—5.1%
25,365	Thermo Fisher Scientific, Inc.*	1,521,646
17,095	Waters Corp.*	1,675,310
		3,196,956
	Healthcare - Products—20.7%
12,488	Cooper Cos., Inc. (The)	935,351
23,260	Cyberonics, Inc.*	827,358
11,073	Henry Schein, Inc.*	809,104
20,188	Hill-Rom Holdings, Inc.	908,662
37,388	Hologic, Inc.*	823,284
9,900	IDEXX Laboratories, Inc.*	806,157
39,179	Immucor, Inc.*	855,278
15,527	Integra LifeSciences Holdings Corp.*	812,217
16,239	Kinetic Concepts, Inc.*	958,588
23,231	Patterson Cos., Inc.	806,348
29,784	PSS World Medical, Inc.*	856,588
15,283	Sirona Dental Systems, Inc.*	872,201
22,349	Stryker Corp.	1,318,591
20,526	Varian Medical Systems, Inc.*	1,440,925
		13,030,652
	Healthcare - Services—35.2%
37,754	Aetna, Inc.	1,562,260
13,438	Air Methods Corp.*	908,678
13,277	AMERIGROUP Corp.*	906,819
25,453	Centene Corp.*	922,162
33,564	CIGNA Corp.	1,571,802
19,242	Community Health Systems, Inc.*	591,307
25,555	Coventry Health Care, Inc.*	824,660
25,064	Ensign Group, Inc. (The)	693,270
80,493	Health Management Associates, Inc., Class A*	907,961
25,882	Health Net, Inc.*	861,871
20,565	Healthspring, Inc.*	853,242
22,513	Humana, Inc.*	1,713,690
19,165	IPC The Hospitalist Co., Inc.*	993,897
15,941	Magellan Health Services, Inc.*	829,251

Number of Shares		Value
	Common Stocks (Continued)
21,870	Molina Healthcare, Inc.*	$940,410
24,869	Quest Diagnostics, Inc.	1,402,114
57,110	Skilled Healthcare Group, Inc., Class A*	692,173
74,851	Sunrise Senior Living, Inc.*	776,953
33,144	UnitedHealth Group, Inc.	1,631,679
17,000	Universal Health Services, Inc., Class B	931,260
21,187	WellPoint, Inc.	1,626,950
		22,142,409
	Pharmaceuticals—21.6%
37,692	AmerisourceBergen Corp.	1,531,803
41,340	Eli Lilly & Co.	1,529,993
22,411	Endo Pharmaceuticals Holdings, Inc.*	877,615
25,425	Express Scripts, Inc.*	1,442,614
44,206	Forest Laboratories, Inc.*	1,465,871
36,904	Impax Laboratories, Inc.*	1,010,432
31,401	Jazz Pharmaceuticals, Inc.*	1,002,006
24,574	Par Pharmaceutical Cos., Inc.*	846,329
10,131	Perrigo Co.	915,437
60,961	Questcor Pharmaceuticals, Inc.*	1,249,700
43,851	ViroPharma, Inc.*	845,886
13,813	Watson Pharmaceuticals, Inc.*	856,682
		13,574,368
	Software—2.5%
14,197	Computer Programs & Systems, Inc.	834,642
29,703	Medidata Solutions, Inc.*	762,476
		1,597,118
	Total Common Stocks (Cost $50,770,644)	62,851,684
	Money Market Fund—0.2%
94,927	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $94,927)	94,927
	Total Investments (Cost $50,865,571)—100.2%	62,946,611
	Liabilities in excess of other assets—(0.2%)	(124,678)
	Net Assets—100.0%	$62,821,933

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—12.2%
28,830	Cubic Corp.	$1,559,126
39,858	Curtiss-Wright Corp.	1,325,278
20,456	Esterline Technologies Corp.*	1,468,741
35,277	General Dynamics Corp.	2,568,871
33,426	Lockheed Martin Corp.	2,649,010
32,064	Moog, Inc., Class A*	1,414,664
32,132	United Technologies Corp.	2,878,385
		13,864,075
	Commercial Services—12.9%
54,775	ABM Industries, Inc.	1,332,128
57,701	Deluxe Corp.	1,562,543
41,511	Equifax, Inc.	1,557,908
193,259	Great Lakes Dredge & Dock Corp.	1,439,779
65,836	ICF International, Inc.*	1,603,765
69,070	Kelly Services, Inc., Class A*	1,319,928
61,337	Macquarie Infrastructure Co. LLC*	1,539,559
74,803	Rollins, Inc.	1,568,619
82,435	Verisk Analytics, Inc., Class A*	2,712,111
		14,636,340
	Computers—1.4%
79,752	Sykes Enterprises, Inc.*	1,597,432
	Electrical Components & Equipment—2.6%
63,568	AMETEK, Inc.	2,926,671
	Electronics—1.4%
26,479	Thomas & Betts Corp.*	1,534,988
	Engineering & Construction—5.3%
87,747	Dycom Industries, Inc.*	1,303,920
37,415	Exponent, Inc.*	1,605,478
44,562	KBR, Inc.	1,709,844
31,430	URS Corp.*	1,406,492
		6,025,734
	Hand/Machine Tools—2.8%
34,180	Franklin Electric Co., Inc.	1,541,860
20,729	Lincoln Electric Holdings, Inc.	1,628,885
		3,170,745
	Household Products/Wares—1.4%
37,117	Avery Dennison Corp.	1,549,264
	Machinery - Construction & Mining—5.2%
26,260	Caterpillar, Inc.	3,030,667
28,512	Joy Global, Inc.	2,878,286
		5,908,953
	Machinery - Diversified—10.9%
67,512	Altra Holdings, Inc.*	1,714,130
45,024	Applied Industrial Technologies, Inc.	1,587,546
30,886	Cascade Corp.	1,414,579
32,373	Chart Industries, Inc.*	1,573,651

Number of Shares		Value
	Common Stocks (Continued)
20,395	Gardner Denver, Inc.	$1,762,332
34,662	Robbins & Myers, Inc.	1,506,757
48,867	Sauer-Danfoss, Inc.*	2,883,642
		12,442,637
	Miscellaneous Manufacturing—25.2%
35,504	CLARCOR, Inc.	1,604,426
66,233	Colfax Corp.*	1,447,191
31,289	Crane Co.	1,561,634
41,810	Dover Corp.	2,844,752
50,090	Eaton Corp.	2,681,318
128,647	General Electric Co.	2,630,831
46,766	Honeywell International, Inc.	2,863,482
46,220	ITT Corp.	2,671,054
77,639	John Bean Technologies Corp.	1,569,084
30,249	Parker Hannifin Corp.	2,853,086
27,030	Raven Industries, Inc.	1,469,351
67,641	Trimas Corp.*	1,569,947
59,869	Tyco International Ltd. (Switzerland)	2,918,015
		28,684,171
	Office Furnishings—4.0%
55,423	Herman Miller, Inc.	1,442,107
71,021	Knoll, Inc.	1,394,142
149,849	Steelcase, Inc., Class A	1,730,756
		4,567,005
	Semiconductors—1.3%
133,545	GT Solar International, Inc.*	1,491,698
	Transportation—12.0%
185,165	Air Transport Services Group, Inc.*	1,514,650
21,426	Atlas Air Worldwide Holdings, Inc.*	1,476,466
35,567	J.B. Hunt Transport Services, Inc.	1,695,834
27,138	Kirby Corp.*	1,540,896
47,319	Old Dominion Freight Line, Inc.*	1,770,677
28,490	Union Pacific Corp.	2,947,860
36,468	United Parcel Service, Inc., Class B	2,734,006
		13,680,389
	Trucking & Leasing—1.4%
15,177	Amerco, Inc.*	1,543,804
	Total Common Stocks (Cost $103,391,073)	113,623,906

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.1%
96,537	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $96,537)	$96,537
	Total Investments (Cost $103,487,610)—100.1%	113,720,443
	Liabilities in excess of other assets—(0.1%)	(91,726)
	Net Assets—100.0%	$113,628,717

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—15.8%
24,965	Automatic Data Processing, Inc.	$1,356,848
31,160	ExlService Holdings, Inc.*	645,635
17,919	Gartner, Inc.*	768,904
20,046	Lender Processing Services, Inc.	589,954
9,149	MAXIMUS, Inc.	731,829
37,474	Paychex, Inc.	1,225,775
29,616	TeleTech Holdings, Inc.*	588,470
38,318	Total System Services, Inc.	722,294
57,022	Western Union Co. (The)	1,211,717
		7,841,426
	Computers—21.6%
3,557	Apple, Inc.*	1,238,654
11,566	CACI International, Inc., Class A*	706,798
68,376	Cadence Design Systems, Inc.*	709,743
13,212	DST Systems, Inc.	651,484
37,365	Insight Enterprises, Inc.*	641,184
7,632	International Business Machines Corp.	1,301,867
21,257	Jack Henry & Associates, Inc.	722,100
105,555	Magma Design Automation, Inc.*	671,330
14,258	MICROS Systems, Inc.*	741,701
15,137	MTS Systems Corp.	670,115
35,314	NCR Corp.*	699,570
26,968	NetScout Systems, Inc.*	690,111
32,093	Spansion, Inc., Class A*	632,232
12,807	Syntel, Inc.	700,287
		10,777,176
	Distribution/Wholesale—2.4%
53,915	Brightpoint, Inc.*	545,620
33,811	Ingram Micro, Inc., Class A*	633,280
		1,178,900
	Electronics—15.4%
29,238	Agilent Technologies, Inc.*	1,459,269
42,621	AVX Corp.	695,148
19,963	FEI Co.*	647,999
21,969	Measurement Specialties, Inc.*	764,082
23,704	Multi-Fineline Electronix, Inc.*	631,238
41,369	Newport Corp.*	774,841
34,702	TE Connectivity Ltd. (Switzerland)	1,244,067
38,167	TTM Technologies, Inc.*	729,753
37,931	Vishay Intertechnology, Inc.*	723,723
		7,670,120
	Internet—4.4%
68,238	Symantec Corp.*	1,340,877
27,484	TIBCO Software, Inc.*	824,245
		2,165,122
	Media—1.4%
6,434	FactSet Research Systems, Inc.	703,944

Number of Shares		Value
	Common Stocks (Continued)
	Semiconductors—13.1%
76,831	Applied Materials, Inc.	$1,205,478
25,296	KLA-Tencor Corp.	1,110,494
22,376	Lam Research Corp.*	1,080,985
105,226	LSI Corp.*	771,307
16,763	Novellus Systems, Inc.*	538,092
34,770	Texas Instruments, Inc.	1,235,378
14,013	Varian Semiconductor Equipment Associates, Inc.*	587,565
		6,529,299
	Software—19.6%
21,998	ACI Worldwide, Inc.*	726,814
12,100	ANSYS, Inc.*	669,009
25,312	BMC Software, Inc.*	1,271,422
50,061	CA, Inc.	1,231,000
19,659	Fiserv, Inc.*	1,205,293
19,604	Interactive Intelligence, Inc.*	733,582
46,648	Microsoft Corp.	1,213,781
22,823	Progress Software Corp.*	676,702
25,320	Quest Software, Inc.*	652,243
13,026	Solera Holdings, Inc.	716,430
20,058	Verint Systems, Inc.*	686,585
		9,782,861
	Telecommunications—6.3%
17,488	Black Box Corp.	611,031
13,966	InterDigital, Inc.	646,486
8,538	Loral Space & Communications, Inc.*	596,806
26,618	NeuStar, Inc., Class A*	715,758
87,848	RF Micro Devices, Inc.*	585,068
		3,155,149
	Total Common Stocks (Cost $44,889,062)	49,803,997
	Money Market Fund—0.2%
67,262	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,262)	67,262
	Total Investments (Cost $44,956,324)—100.2%	49,871,259
	Liabilities in excess of other assets—(0.2%)	(77,860)
	Net Assets—100.0%	$49,793,399

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Broadcast Services/Program—1.4%
14,096	Liberty Global, Inc., Class A*	$655,464
	Cable/Satellite TV—7.5%
43,900	Comcast Corp., Class A	1,151,936
24,088	DIRECTV, Class A*	1,170,436
15,553	Time Warner Cable, Inc.	1,215,156
		3,537,528
	Cellular Telecommunications—6.9%
42,710	MetroPCS Communications, Inc.*	718,809
14,203	NII Holdings, Inc.*	590,561
257,208	Sprint Nextel Corp.*	1,332,338
12,143	United States Cellular Corp.*	597,921
		3,239,629
	Electric - Integrated—50.5%
16,044	ALLETE, Inc.	649,622
15,608	Alliant Energy Corp.	617,140
21,898	Ameren Corp.	641,830
31,429	American Electric Power Co., Inc.	1,146,530
31,502	CMS Energy Corp.	623,740
22,439	Consolidated Edison, Inc.	1,169,521
24,642	Dominion Resources, Inc.	1,143,882
23,267	DPL, Inc.	704,757
12,827	DTE Energy Co.	648,148
62,044	Duke Energy Corp.	1,157,121
30,790	Edison International	1,209,123
21,709	El Paso Electric Co.*	672,545
27,964	Empire District Electric Co. (The)	627,512
15,576	Entergy Corp.	1,085,959
26,857	Exelon Corp.	1,132,023
31,436	Great Plains Energy, Inc.	646,953
25,078	Hawaiian Electric Industries, Inc.	639,238
14,749	MGE Energy, Inc.	619,606
17,935	Northeast Utilities	638,486
20,554	NorthWestern Corp.	669,033
41,192	NV Energy, Inc.	625,706
32,698	Pepco Holdings, Inc.	630,090
45,073	PNM Resources, Inc.	690,969
26,190	Portland General Electric Co.	653,702
34,079	Public Service Enterprise Group, Inc.	1,096,321
29,133	Southern Co.	1,137,352
16,782	Unisource Energy Corp.	623,116
23,277	Westar Energy, Inc.	633,367
20,494	Wisconsin Energy Corp.	639,618
25,299	Xcel Energy, Inc.	615,525
		23,788,535
	Electric - Transmission—1.3%
8,892	ITC Holdings Corp.	630,709

Number of Shares		Value
	Common Stocks (Continued)
	Electronic Measuring Instruments—1.2%
12,336	Trimble Navigation Ltd.*	$577,818
	Gas - Distribution—7.7%
17,866	Atmos Energy Corp.	623,345
15,540	Laclede Group, Inc. (The)	596,270
20,753	Sempra Energy	1,143,490
15,480	Southwest Gas Corp.	615,640
22,966	Vectren Corp.	656,368
		3,635,113
	Independent Power Producer—1.3%
154,126	GenOn Energy, Inc.*	605,715
	Internet Connectivity Services—1.3%
9,057	AboveNet, Inc.	604,555
	Telecommunication Equipment—2.7%
22,237	Comtech Telecommunications Corp.	629,307
17,422	Plantronics, Inc.	645,833
		1,275,140
	Telecommunication Services—4.6%
38,556	Global Crossing Ltd.*	901,439
35,016	Neutral Tandem, Inc.*	535,395
140,474	Vonage Holdings Corp.*	724,846
		2,161,680
	Telephone - Integrated—9.0%
39,409	AT&T, Inc.	1,226,408
50,429	General Communication, Inc., Class A*	579,934
22,853	IDT Corp., Class B	662,508
17,946	Telephone & Data Systems, Inc.	602,268
30,822	Verizon Communications, Inc.	1,164,455
		4,235,573
	Water—1.4%
22,018	American Water Works Co., Inc.	646,889
	Wireless Equipment—3.2%
158,587	Powerwave Technologies, Inc.*	724,743
56,111	TeleNav, Inc.*	761,987
		1,486,730
	Total Common Stocks (Cost $41,968,322)	47,081,078

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Dynamic Utilities Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.0%
28,793	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,793)	$28,793
	Total Investments (Cost $41,997,115)—100.0%	47,109,871
	Liabilities in excess of other assets—(0.0%)	(21,030)
	Net Assets—100.0%	$47,088,841

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Computer Services—0.3%
11,873	LivePerson, Inc.*	$158,623
	E-Commerce/Products—11.8%
18,630	Amazon.com, Inc.*	3,660,795
3,348	Blue Nile, Inc.*	190,836
10,294	MercadoLibre, Inc. (Argentina)	940,872
6,246	Nutrisystem, Inc.	93,940
5,434	Overstock.com, Inc.*	75,533
6,627	Shutterfly, Inc.*	407,958
4,996	Vitacost.Com, Inc.*	7,119
		5,377,053
	E-Commerce/Services—27.9%
10,378	Ancestry.com, Inc.*	474,275
96,345	eBay, Inc.*	3,314,268
57,980	Expedia, Inc.	1,451,239
19,511	IAC/InterActiveCorp.*	704,542
7,947	Makemytrip Ltd. (Mauritius)*	250,569
7,808	Netflix, Inc.*	1,816,687
5,369	OpenTable, Inc.*	597,516
23,919	Orbitz Worldwide, Inc.*	76,541
7,112	Priceline.com, Inc.*	3,890,335
20,570	United Online, Inc.	135,762
		12,711,734
	E-Marketing/Information—2.9%
7,317	comScore, Inc.*	218,120
6,765	Constant Contact, Inc.*	187,458
9,094	Digital River, Inc.*	295,919
6,347	Liquidity Services, Inc.*	123,449
10,886	QuinStreet, Inc.*	196,819
18,885	ValueClick, Inc.*	316,323
		1,338,088
	Enterprise Software/Services—2.4%
13,308	Open Text Corp. (Canada)*	814,450
7,533	RightNow Technologies, Inc.*	272,544
		1,086,994
	E-Services/Consulting—1.5%
15,639	GSI Commerce, Inc.*	457,753
3,596	Keynote Systems, Inc.	76,739
6,946	Perficient, Inc.*	86,756
6,642	Saba Software, Inc.*	67,416
		688,664
	Human Resources—1.1%
30,364	Monster Worldwide, Inc.*	498,273
	Internet Application Software—1.2%
9,510	DealerTrack Holdings, Inc.*	213,595
8,858	KIT Digital, Inc.*	101,955

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31,708	RealNetworks, Inc.*	$117,320
4,560	Vocus, Inc.*	135,113
		567,983
	Internet Connectivity Services—0.6%
10,714	Cogent Communications Group, Inc.*	155,460
12,139	Internap Network Services Corp.*	98,204
		253,664
	Internet Content - Entertainment—0.4%
25,725	Limelight Networks, Inc.*	163,868
	Internet Content - Information/Network—1.9%
8,016	Knot, Inc. (The)*	81,844
13,559	WebMD Health Corp.*	784,659
		866,503
	Internet Content - Information/News—1.6%
15,163	Dice Holdings, Inc.*	277,938
7,522	LoopNet, Inc.*	139,759
3,829	Travelzoo, Inc.*	313,595
		731,292
	Internet Incubators—0.1%
10,218	ModusLink Global Solutions, Inc.*	53,542
	Internet Infrastructure Software—3.4%
42,989	Akamai Technologies, Inc.*	1,480,541
11,019	Support.com, Inc.*	63,139
		1,543,680
	Internet Security—3.4%
40,481	VeriSign, Inc.	1,496,178
15,120	Zix Corp.*	49,896
		1,546,074
	Internet Telephony—0.7%
10,692	j2 Global Communications, Inc.*	314,986
	Networking Products—0.5%
5,573	LogMeIn, Inc.*	240,029
	Printing - Commercial—1.2%
9,982	VistaPrint NV (Netherlands)*	543,021
	Retail - Pet Food & Supplies—0.2%
5,263	PetMed Express, Inc.	79,419
	Telecommunication Services—2.0%
56,866	Clearwire Corp., Class A*	276,369
10,070	Motricity, Inc.*	134,535
13,087	SAVVIS, Inc.*	515,104
		926,008

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Web Hosting/Design—6.1%
10,778	Equinix, Inc.*	$1,084,914
14,821	NIC, Inc.	190,524
29,827	Rackspace Hosting, Inc.*	1,377,709
6,389	Web.com Group, Inc.*	100,818
		2,753,965
	Web Portals/ISP—28.8%
24,929	AOL, Inc.*	508,053
26,645	Baidu, Inc. ADR (China)*	3,957,315
25,206	EarthLink, Inc.	207,193
5,263	Google, Inc., Class A*	2,863,598
8,446	InfoSpace, Inc.*	76,014
17,498	NetEase.com, Inc. ADR (China)*	862,302
14,273	SINA Corp. (China)*	1,923,287
8,909	Sohu.com, Inc.*	942,216
98,376	Yahoo!, Inc.*	1,746,174
		13,086,152
	Total Investments (Cost $34,564,884)—100.0%	45,529,615
	Liabilities in excess of other assets—(0.0%)	(22,354)
	Net Assets—100.0%	$45,507,261

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following countries:

China	14.8%

See Notes to Financial Statements.

43

Statements of Assets and Liabilities

April 30, 2011

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
ASSETS:
Investments, at value	$97,723,264	$20,714,786	$40,815,089	$191,947,656	$22,563,868
Cash	307	237	256	359	679
Receivables:
Dividends	46,969	7,385	48,430	126,020	3,383
Expense waivers	5,099	11,108	9,117	6,432	9,854
Shares sold	—	—	—	2,201,002	—
Total Assets	97,775,639	20,733,516	40,872,892	194,281,469	22,577,784
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	55,323	—	—	2,197,080	—
Accrued advisory fees	38,436	5,830	16,291	75,010	9,102
Accrued expenses	90,680	70,915	84,831	106,534	76,208
Expense recapture	—	—	—	—	—
Total Liabilities	184,439	76,745	101,122	2,378,624	85,310
NET ASSETS	$97,591,200	$20,656,771	$40,771,770	$191,902,845	$22,492,474
NET ASSETS CONSIST OF:
Shares of beneficial interest	$88,196,956	$23,768,869	$41,397,343	$169,158,816	$28,444,319
Undistributed net investment income (loss)	47,423	28,766	99,930	331,180	1,914
Undistributed net realized gain (loss)	(11,289,691)	(5,849,666)	(8,749,765)	(8,910,596)	(8,985,989)
Net unrealized appreciation	20,636,512	2,708,802	8,024,262	31,323,445	3,032,230
Net Assets	$97,591,200	$20,656,771	$40,771,770	$191,902,845	$22,492,474
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,400,000	750,000	1,300,000	4,300,000	1,100,000
Net asset value	$40.66	$27.54	$31.36	$44.63	$20.45
Share price	$40.67	$27.53	$31.37	$44.65	$20.44
Investments, at cost	$77,086,752	$18,005,984	$32,790,827	$160,624,211	$19,531,638

See Notes to Financial Statements.

44

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
ASSETS:
Investments, at value	$62,946,611	$113,720,443	$49,871,259	$47,109,871	$45,529,615
Cash	—	1,337	263	260	—
Receivables:
Dividends	1,317	53,591	16,143	73,276	1
Expense waivers	9,911	—	9,003	9,269	—
Shares sold	—	1,618,018	—	—	—
Total Assets	62,957,839	115,393,389	49,896,668	47,192,676	45,529,616
LIABILITIES:
Due to custodian	6,878	—	—	—	1,006
Payables:
Investments purchased	—	1,617,389	—	—	—
Accrued advisory fees	23,761	41,114	20,205	18,691	21,349
Accrued expenses	105,267	104,896	83,064	85,144	—
Expense recapture	—	1,273	—	—	—
Total Liabilities	135,906	1,764,672	103,269	103,835	22,355
NET ASSETS	$62,821,933	$113,628,717	$49,793,399	$47,088,841	$45,507,261
NET ASSETS CONSIST OF:
Shares of beneficial interest	$92,753,512	$135,416,813	$66,736,583	$53,793,290	$35,142,878
Undistributed net investment income (loss)	(6,329)	32,419	(4,774)	113,908	—
Undistributed net realized gain (loss)	(42,006,290)	(32,053,348)	(21,853,345)	(11,931,113)	(600,348)
Net unrealized appreciation	12,081,040	10,232,833	4,914,935	5,112,756	10,964,731
Net Assets	$62,821,933	$113,628,717	$49,793,399	$47,088,841	$45,507,261
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	3,500,000	1,800,000	2,750,000	1,100,000
Net asset value	$31.41	$32.47	$27.66	$17.12	$41.37
Share price	$31.44	$32.48	$27.65	$17.13	$41.40
Investments, at cost	$50,865,571	$103,487,610	$44,956,324	$41,997,115	$34,564,884

45

Statements of Operations

Year Ended April 30, 2011

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio
INVESTMENT INCOME:
Dividend income	$2,032,448	$297,477	$977,802	$1,292,050	$392,827
EXPENSES:
Advisory fees	316,209	98,746	190,981	413,837	91,322
Accounting & Administration fees	68,240	68,240	68,240	68,240	68,240
Professional fees	33,199	31,318	32,388	32,894	31,069
Sub-licensing	31,621	9,875	19,098	41,385	9,132
Custodian & transfer agent fees	21,003	14,146	18,625	21,095	15,014
Printing	12,352	5,330	9,973	11,025	5,305
Recapture (See Note 3)	2,259	—	—	1,381	—
Other expenses	18,626	17,779	18,880	24,894	17,875
Total Expenses	503,509	245,434	358,185	614,751	237,957
Less Waivers	(92,440)	(117,064)	(109,908)	(75,608)	(119,238)
Net Expenses	411,069	128,370	248,277	539,143	118,719
Net Investment Income (Loss)	1,621,379	169,107	729,525	752,907	274,108
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,014,729)	(2,128,362)	(1,560,798)	(647,147)	(1,011,937)
In-kind redemptions	9,380,971	4,941,163	3,730,349	15,156,967	2,666,718
Net realized gain	7,366,242	2,812,801	2,169,551	14,509,820	1,654,781
Net change in unrealized appreciation (depreciation) on investments	12,431,129	(540,674)	3,967,366	25,446,375	559,754
Net realized and unrealized gain	19,797,371	2,272,127	6,136,917	39,956,195	2,214,535
Net increase in net assets resulting from operations	$21,418,750	$2,441,234	$6,866,442	$40,709,102	$2,488,643

See Notes to Financial Statements.

46

	PowerShares Dynamic Healthcare Sector Portfolio	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
INVESTMENT INCOME:
Dividend income	$269,416	$597,342	$229,094	$1,531,324	$112,470
EXPENSES:
Advisory fees	305,534	235,184	197,108	204,304	155,463
Accounting & Administration fees	68,240	68,240	68,240	68,240	—
Professional fees	36,811	31,878	32,315	33,836	—
Sub-licensing	30,554	23,519	19,711	12,258	—
Custodian & transfer agent fees	13,949	15,756	13,218	17,008	—
Printing	33,640	13,809	9,377	9,754	—
Recapture (See Note 3)	—	3,022	—	583	—
Other expenses	20,997	20,515	19,098	18,670	—
Total Expenses	509,725	411,923	359,067	364,653	155,463
Less Waivers	(112,530)	(106,180)	(102,829)	(107,230)	—
Net Expenses	397,195	305,743	256,238	257,423	155,463
Net Investment Income (Loss)	(127,779)	291,599	(27,144)	1,273,901	(42,993)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,942,265)	(1,374,107)	(3,501,656)	(1,761,112)	(314,269)
In-kind redemptions	15,230,758	8,664,890	9,675,326	4,224,257	2,794,457
Net realized gain	12,288,493	7,290,783	6,173,670	2,463,145	2,480,188
Net change in unrealized appreciation (depreciation) on investments	(5,044,165)	5,470,306	195,839	3,577,891	8,511,422
Net realized and unrealized gain	7,244,328	12,761,089	6,369,509	6,041,036	10,991,610
Net increase in net assets resulting from operations	$7,116,549	$13,052,688	$6,342,365	$7,314,937	$10,948,617

47

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,621,379	$359,169	$169,107	$46,955	$729,525	$592,710
Net realized gain (loss)	7,366,242	2,550,246	2,812,801	3,529,408	2,169,551	4,338,153
Net change in unrealized appreciation (depreciation)	12,431,129	11,196,576	(540,674)	1,633,591	3,967,366	5,799,571
Net increase in net assets resulting from operations	21,418,750	14,105,991	2,441,234	5,209,954	6,866,442	10,730,434
Undistributed net investment income (loss) included in the price of units issued and redeemed	469,589	46,497	14,507	(12,574)	(46,060)	(93,966)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,632,096)	(372,907)	(142,120)	(42,516)	(712,831)	(710,824)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,632,096)	(372,907)	(142,120)	(42,516)	(712,831)	(710,824)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	67,091,633	32,708,442	30,811,179	21,715,269	16,225,994	21,673,659
Value of shares repurchased	(37,804,118)	(16,053,293)	(33,798,514)	(19,195,521)	(20,379,736)	(30,374,655)
Net income equalization	(469,589)	(46,497)	(14,507)	12,574	46,060	93,966
Net increase (decrease) in net assets resulting from shares transactions	28,817,926	16,608,652	(3,001,842)	2,532,322	(4,107,682)	(8,607,030)
Increase (Decrease) in Net Assets	49,074,169	30,388,233	(688,221)	7,687,186	1,999,869	1,318,614
NET ASSETS:
Beginning of year	48,517,031	18,128,798	21,344,992	13,657,806	38,771,901	37,453,287
End of year	$97,591,200	$48,517,031	$20,656,771	$21,344,992	$40,771,770	$38,771,901
Undistributed net investment income (loss) at end of year	$47,423	$58,140	$28,766	$1,779	$99,930	$83,236
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,950,000	1,250,000	1,300,000	1,100,000	600,000	900,000
Shares repurchased	(1,100,000)	(600,000)	(1,450,000)	(1,000,000)	(750,000)	(1,250,000)
Shares outstanding, beginning of year	1,550,000	900,000	900,000	800,000	1,450,000	1,800,000
Shares outstanding, end of year	2,400,000	1,550,000	750,000	900,000	1,300,000	1,450,000

See Notes to Financial Statements.

48

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio		PowerShares Dynamic Healthcare Sector Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$752,907	$259,521	$274,108	$217,441	$(127,779)	$116,302
Net realized gain (loss)	14,509,820	7,032,754	1,654,781	(748,544)	12,288,493	7,751,096
Net change in unrealized appreciation (depreciation)	25,446,375	5,612,261	559,754	4,491,634	(5,044,165)	23,695,539
Net increase in net assets resulting from operations	40,709,102	12,904,536	2,488,643	3,960,531	7,116,549	31,562,937
Undistributed net investment income (loss) included in the price of units issued and redeemed	248,162	(53)	304	(1,004)	132,547	3,968
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(444,392)	(298,571)	(315,046)	(228,052)	—	(214,570)
Return of capital	—	—	—	—	—	(116,320)
Total distributions to shareholders	(444,392)	(298,571)	(315,046)	(228,052)	—	(330,890)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	183,166,148	39,626,811	21,741,962	13,906,402	62,165,104	74,249,218
Value of shares repurchased	(70,198,961)	(39,439,871)	(18,962,403)	(14,729,644)	(104,057,484)	(79,459,523)
Net income equalization	(248,162)	53	(304)	1,004	(132,547)	(3,968)
Net increase (decrease) in net assets resulting from shares transactions	112,719,025	186,993	2,779,255	(822,238)	(42,024,927)	(5,214,273)
Increase (Decrease) in Net Assets	153,231,897	12,792,905	4,953,156	2,909,237	(34,775,831)	26,021,742
NET ASSETS:
Beginning of year	38,670,948	25,878,043	17,539,318	14,630,081	97,597,764	71,576,022
End of year	$191,902,845	$38,670,948	$22,492,474	$17,539,318	$62,821,933	$97,597,764
Undistributed net investment income (loss) at end of year	$331,180	$7,289	$1,914	$46,098	$(6,329)	$(4,622)
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,000,000	1,550,000	1,200,000	850,000	2,400,000	3,450,000
Shares repurchased	(2,000,000)	(1,550,000)	(1,050,000)	(900,000)	(4,200,000)	(3,650,000)
Shares outstanding, beginning of year	1,300,000	1,300,000	950,000	1,000,000	3,800,000	4,000,000
Shares outstanding, end of year	4,300,000	1,300,000	1,100,000	950,000	2,000,000	3,800,000

49

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$291,599	$481,148	$(27,144)	$(84,100)
Net realized gain (loss)	7,290,783	14,758,510	6,173,670	9,939,668
Net change in unrealized appreciation (depreciation)	5,470,306	3,451,740	195,839	974,199
Net increase in net assets resulting from operations	13,052,688	18,691,398	6,342,365	10,829,767
Undistributed net investment income (loss) included in the price of units issued and redeemed	(15,439)	(152,197)	(9,019)	(10,830)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(298,462)	(585,231)	—	—
Return of capital	—	—	(20,352)	—
Total distributions to shareholders	(298,462)	(585,231)	(20,352)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	126,307,101	102,731,657	55,920,728	46,780,788
Value of shares repurchased	(58,211,661)	(148,383,157)	(51,391,309)	(44,600,368)
Net income equalization	15,439	152,197	9,019	10,830
Net increase (decrease) in net assets resulting from shares transactions	68,110,879	(45,499,303)	4,538,438	2,191,250
Increase (Decrease) in Net Assets	80,849,666	(27,545,333)	10,851,432	13,010,187
NET ASSETS:
Beginning of year	32,779,051	60,324,384	38,941,967	25,931,780
End of year	$113,628,717	$32,779,051	$49,793,399	$38,941,967
Undistributed net investment income (loss) at end of year	$32,419	$38,292	$(4,774)	$(3,327)
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,350,000	5,100,000	2,250,000	2,350,000
Shares repurchased	(2,150,000)	(7,000,000)	(2,100,000)	(2,200,000)
Shares outstanding, beginning of year	1,300,000	3,200,000	1,650,000	1,500,000
Shares outstanding, end of year	3,500,000	1,300,000	1,800,000	1,650,000

See Notes to Financial Statements.

50

	PowerShares Dynamic Utilities Portfolio		PowerShares NASDAQ Internet Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,273,901	$1,150,440	$(42,993)	$(44,029)
Net realized gain (loss)	2,463,145	(2,050,432)	2,480,188	509,051
Net change in unrealized appreciation (depreciation)	3,577,891	6,159,493	8,511,422	2,973,941
Net increase in net assets resulting from operations	7,314,937	5,259,501	10,948,617	3,438,963
Undistributed net investment income (loss) included in the price of units issued and redeemed	(14,215)	(377,901)	(78,012)	(50,661)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,369,784)	(1,469,967)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(1,369,784)	(1,469,967)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	44,856,390	35,752,793	30,134,937	13,980,103
Value of shares repurchased	(41,851,478)	(43,474,177)	(10,972,049)	(3,811,934)
Net income equalization	14,215	377,901	78,012	50,661
Net increase (decrease) in net assets resulting from shares transactions	3,019,127	(7,343,483)	19,240,900	10,218,830
Increase (Decrease) in Net Assets	8,950,065	(3,931,850)	30,111,505	13,607,132
NET ASSETS:
Beginning of year	38,138,776	42,070,626	15,395,756	1,788,624
End of year	$47,088,841	$38,138,776	$45,507,261	$15,395,756
Undistributed net investment income (loss) at end of year	$113,908	$209,791	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,950,000	2,500,000	900,000	600,000
Shares repurchased	(2,750,000)	(3,150,000)	(350,000)	(150,000)
Shares outstanding, beginning of year	2,550,000	3,200,000	550,000	100,000
Shares outstanding, end of year	2,750,000	2,550,000	1,100,000	550,000

51

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Year Ended April 30,					For the Period October 12, 2006* Through
	2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.30		$20.14	$36.29	$31.65	$25.56
Net investment income**	0.86	†††	0.28	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	9.34		11.20	(16.15)	4.55	6.05
Total from investment operations	10.20		11.48	(15.73)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.84)		(0.32)	(0.42)	(0.24)	(0.20)
Net asset value at end of period	$40.66		$31.30	$20.14	$36.29	$31.65
Share price at end of period***	$40.67		$31.34	$20.15
NET ASSET VALUE, TOTAL RETURN****	33.12%		57.46%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	32.98%		57.59%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,591		$48,517	$18,129	$43,550	$18,988
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.79%		0.91%	0.97%	0.96%	1.32	%†
Net investment income, after (Waivers) and/or Recapture	2.56	%†††	1.05%	1.57%	0.95%	1.52	%†
Portfolio turnover rate ††	28%		46%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.25		$0.04	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.72	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.20	0.06	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	3.79	6.65	(5.35)	(6.11)	3.23
Total from investment operations	3.99	6.71	(5.22)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.17)	(0.06)	(0.15)	(0.11)	(0.16)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.17)	(0.06)	(0.16)	(0.13)	(0.16)
Net asset value at end of period	$27.54	$23.72	$17.07	$22.45	$28.59
Share price at end of period***	$27.53	$23.74	$17.07
NET ASSET VALUE, TOTAL RETURN****	16.91%	39.37%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	16.77%	39.49%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,657	$21,345	$13,658	$11,227	$17,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.64%	0.70%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.24%	1.32%	1.68%	1.31%	1.41%†
Net investment income, after (Waivers) and/or Recapture	0.86%	0.31%	0.81%	0.36%	0.65%†
Portfolio turnover rate ††	68%	86%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.02)	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.26 and 0.78%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.74	$20.81	$26.75	$28.16	$25.25
Net investment income**	0.52	0.36	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	4.61	5.99	(6.04)	(1.43)	2.69
Total from investment operations	5.13	6.35	(5.59)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.51)	(0.42)	(0.35)	(0.32)	(0.27)
Net asset value at end of period	$31.36	$26.74	$20.81	$26.75	$28.16
Share price at end of period***	$31.37	$26.74	$20.79
NET ASSET VALUE, TOTAL RETURN****	19.46%	30.87%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	19.50%	30.99%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,772	$38,772	$37,453	$24,072	$11,264
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.69%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.94%	0.87%	0.94%	1.18%	1.46	%†
Net investment income, after (Waivers) and/or Recapture	1.91%	1.50%	2.07%	1.22%	3.42	%†
Portfolio turnover rate ††	54%	67%	48%	44%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.06)	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$29.75	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.32	0.20	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	14.77	9.87	(18.93)	6.84	6.08
Total from investment operations	15.09	10.07	(18.75)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.21)	(0.23)	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$44.63	$29.75	$19.91	$38.80	$31.90
Share price at end of period***	$44.65	$29.75	$19.92
NET ASSET VALUE, TOTAL RETURN****	51.01%	50.81%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	51.07%	50.73%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$191,903	$38,671	$25,878	$42,675	$19,137
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.74%	0.93%	0.98%	0.96%	1.22	%†
Net investment income, after (Waivers) and/or Recapture	0.90%	0.79%	0.65%	0.41%	0.28	%†
Portfolio turnover rate ††	35%	63%	67%	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.11	$0.00 (a)	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

53

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.46	$14.63	$22.94	$26.51	$25.16
Net investment income**	0.27	0.21	0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	2.04	3.84	(8.33)	(3.59)	1.31
Total from investment operations	2.31	4.05	(8.09)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.32)	(0.22)	(0.22)	(0.23)	(0.09)
Net asset value at end of period	$20.45	$18.46	$14.63	$22.94	$26.51
Share price at end of period***	$20.44	$18.45	$14.60
NET ASSET VALUE, TOTAL RETURN****	12.76%	27.90%	(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	12.77%	28.09%	(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,492	$17,539	$14,630	$22,943	$7,954
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture r	0.65%	0.65%	0.65%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.30%	1.25%	1.13%	1.42%	1.38%†
Net investment income, after (Waivers) and/or Recapture	1.50%	1.26%	1.27%	1.07%	0.87%†
Portfolio turnover rate ††	59%	97%	66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.68	$17.89	$25.87	$28.59	$25.01
Net investment income (loss)**	(0.05)	0.03	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	5.78	7.84	(8.00)	(2.67)	3.62
Total from investment operations	5.73	7.87	(7.98)	(2.72)	3.58
Distributions to shareholders from:
Net investment income	—	(0.05)	—	—	—
Return of capital	—	(0.03)	—	—	—
Total distributions	—	(0.08)	—	—	—
Net asset value at end of period	$31.41	$25.68	$17.89	$25.87	$28.59
Share price at end of period***	$31.44	$25.67	$17.86
NET ASSET VALUE, TOTAL RETURN****	22.31%	44.09%	(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	22.48%	44.28%	(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,822	$97,598	$71,576	$119,019	$57,183
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.66%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.84%	0.72%	0.71%	0.72%	1.20%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.21)%	0.13%	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate ††	63%	79%	96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.06	$0.00 (a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

r  In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

See Notes to Financial Statements.

54

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.21	$18.85	$30.33	$29.34	$25.72
Net investment income**	0.17	0.20	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	7.29	6.48	(11.55)	1.00	3.63
Total from investment operations	7.46	6.68	(11.33)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.20)	(0.32)	(0.15)	(0.15)	(0.04)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.20)	(0.32)	(0.15)	(0.15)	(0.05)
Net asset value at end of period	$32.47	$25.21	$18.85	$30.33	$29.34
Share price at end of period***	$32.48	$25.20	$18.82
NET ASSET VALUE, TOTAL RETURN****	29.83%	35.73%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	29.92%	35.89%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$113,629	$32,779	$60,324	$36,397	$26,409
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.88%	0.82%	0.81%	0.90%	1.19%†
Net investment income, after (Waivers) and/or Recapture	0.62%	0.93%	1.05%	0.45%	0.30%†
Portfolio turnover rate ††	48%	121%	81%	84%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.06)	$0.03	$0.00 (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Year Ended April 30,				For the Period October 12, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.60	$17.29	$24.83	$27.76	$25.54
Net investment income (loss)**	(0.02)	(0.05)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	4.09	6.36	(7.53)	(2.84)	2.29
Total from investment operations	4.07	6.31	(7.54)	(2.93)	2.22
Distributions to shareholders from:
Return of capital	(0.01)	—	—	—	—
Net asset value at end of period	$27.66	$23.60	$17.29	$24.83	$27.76
Share price at end of period***	$27.65	$23.59	$17.29
NET ASSET VALUE, TOTAL RETURN****	17.26%	36.50%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	17.27%	36.44%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,793	$38,942	$25,932	$37,246	$22,210
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.90%	0.89%	0.94%	1.25%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.07)%	(0.24)%	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate ††	67%	71%	90%	77%	27%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

55

Financial Highlights (Continued)

PowerShares Dynamic Utilities Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.96	$13.15	$19.01	$20.54	$16.33
Net investment income**	0.48	0.52	0.54	0.45	0.44
Net realized and unrealized gain (loss) on investments	2.19	2.04	(5.95)	(1.53)	4.16
Total from investment operations	2.67	2.56	(5.41)	(1.08)	4.60
Distributions to shareholders from:
Net investment income	(0.51)	(0.75)	(0.45)	(0.45)	(0.39)
Net asset value at end of year	$17.12	$14.96	$13.15	$19.01	$20.54
Share price at end of year***	$17.13	$14.96	$13.13
NET ASSET VALUE, TOTAL RETURN****	18.36%	19.79%	(29.00)%	(5.34)%	28.48%
SHARE PRICE TOTAL RETURN****	18.42%	19.97%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$47,089	$38,139	$42,071	$39,929	$59,579
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.89%	0.95%	0.82%	0.86%	0.92%
Net investment income, after (Waivers) and/or Recapture	3.12%	3.71%	3.44%	2.32%	2.34%
Portfolio turnover rate ††	68%	81%	68%	64%	39%
Undistributed net investment income (loss) included in price of units issued and redeemed***#	$(0.01)	$(0.17)	$0.00 (b)	$(0.05)	$0.05

PowerShares NASDAQ Internet Portfolio

	Year Ended April 30		For the Period June 10, 2008* Through
	2011	2010	April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.99	$17.89	$24.72
Net investment income (loss)**	(0.06)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	13.44	10.22	(6.74)
Total from investment operations	13.38	10.10	(6.82)
Distributions to shareholders from:
Return of capital	—	—	(0.01)
Net asset value at end of period	$41.37	$27.99	$17.89
Share price at end of period***	$41.40	$28.01	$17.88
NET ASSET VALUE, TOTAL RETURN****	47.80%	56.46%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	47.81%	56.65%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,507	$15,396	$1,789
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60	%†
Net investment income (loss)	(0.17)%	(0.46)%	(0.51	)%†
Portfolio turnover rate ††	20%	23%	25%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$(0.13)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

56

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio	"NASDAQ Internet Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on the NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices,

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Dynamic Utilities Portfolio and NASDAQ Internet Portfolio are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, that are directly identifiable to a specific Fund, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

Expenses included for Dynamic Financial Sector Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies' expenses are included in the realized and unrealized gain (loss) on the investments in the investment companies.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for NASDAQ Internet Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NASDAQ Internet Portfolio.

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14
Dynamic Basic Materials Sector Portfolio	$277,118	$95,566	$89,112	$92,440
Dynamic Consumer Discretionary Sector Portfolio	325,452	106,300	102,088	117,064
Dynamic Consumer Staples Sector Portfolio	289,577	92,028	87,641	109,908
Dynamic Energy Sector Portfolio	265,196	97,775	91,813	75,608
Dynamic Financial Sector Portfolio	322,973	99,362	104,373	119,238
Dynamic Healthcare Sector Portfolio	239,082	68,849	57,703	112,530
Dynamic Industrials Sector Portfolio	275,486	80,755	88,551	106,180
Dynamic Technology Sector Portfolio	280,270	90,118	87,323	102,829
Dynamic Utilities Portfolio	293,134	87,649	98,255	107,230

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ Internet Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
NASDAQ Internet Portfolio Equity Securities	$45,522,496	$—	$7,119	$45,529,615

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Basic Materials Sector Portfolio	$1,632,096	$—	$372,907	$—
Dynamic Consumer Discretionary Sector Portfolio	142,120	—	42,516	—
Dynamic Consumer Staples Sector Portfolio	712,831	—	710,824	—
Dynamic Energy Sector Portfolio	444,392	—	298,571	—
Dynamic Financial Sector Portfolio	315,046	—	228,052	—
Dynamic Healthcare Sector Portfolio	—	—	214,570	116,320
Dynamic Industrials Sector Portfolio	298,462	—	585,231	—
Dynamic Technology Sector Portfolio	—	20,352	—	—
Dynamic Utilities Portfolio	1,369,784	—	1,469,967	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic Basic Materials Sector Portfolio	$52,213	$(4,790)	$20,392,543	$(11,045,722)	$—	$88,196,956	$97,591,200
Dynamic Consumer Discretionary Sector Portfolio	32,901	(4,135)	2,706,273	(5,281,768)	(565,369)	23,768,869	20,656,771
Dynamic Consumer Staples Sector Portfolio	104,622	(4,692)	7,972,104	(7,907,453)	(790,154)	41,397,343	40,771,770
Dynamic Energy Sector Portfolio	336,007	(4,827)	31,261,183	(8,848,334)	—	169,158,816	191,902,845
Dynamic Financial Sector Portfolio	6,181	(4,267)	3,023,246	(8,830,865)	(146,140)	28,444,319	22,492,474
Dynamic Healthcare Sector Portfolio	—	(6,329)	12,074,528	(41,602,977)	(396,801)	92,753,512	62,821,933
Dynamic Industrials Sector Portfolio	261,862	(5,117)	9,949,625	(31,994,466)	—	135,416,813	113,628,717
Dynamic Technology Sector Portfolio	—	(4,774)	4,902,967	(21,361,976)	(479,401)	66,736,583	49,793,399
Dynamic Utilities Portfolio	118,809	(4,901)	5,031,056	(10,682,094)	(1,167,319)	53,793,290	47,088,841
NASDAQ Internet Portfolio	—	—	10,627,973	(172,721)	(90,869)	35,142,878	45,507,261

*  Capital loss incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2015	2016	2017	2018	2019	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$4,534,904	$2,521,492	$11,045,722
Dynamic Consumer Discretionary Sector Portfolio	—	1,246,058	1,993,654	—	2,042,056	5,281,768
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	3,935,363	1,180,566	7,907,453
Dynamic Energy Sector Portfolio	—	880,885	2,869,667	3,914,682	1,183,100	8,848,334
Dynamic Financial Sector Portfolio	—	614,940	1,821,971	4,413,894	1,980,060	8,830,865
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	18,737,951	2,739,963	41,602,977
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	21,245,288	2,747,734	31,994,466
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	7,658,564	3,016,840	21,361,976
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	5,885,935	874,386	10,682,094
NASDAQ Internet Portfolio	—	—	2,112	95,746	74,863	172,721

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$18,755,492	$18,043,051
Dynamic Consumer Discretionary Sector Portfolio	13,415,021	13,362,493
Dynamic Consumer Staples Sector Portfolio	20,657,777	20,502,752
Dynamic Energy Sector Portfolio	32,984,063	30,537,090
Dynamic Financial Sector Portfolio	11,136,137	10,743,680
Dynamic Healthcare Sector Portfolio	39,858,488	39,615,669
Dynamic Industrials Sector Portfolio	23,942,222	23,594,042
Dynamic Technology Sector Portfolio	26,733,321	27,428,044
Dynamic Utilities Portfolio	27,877,867	27,695,900
NASDAQ Internet Portfolio	5,303,651	5,301,350

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$69,340,647	$40,713,387
Dynamic Consumer Discretionary Sector Portfolio	33,963,366	36,968,209
Dynamic Consumer Staples Sector Portfolio	18,674,648	22,968,305
Dynamic Energy Sector Portfolio	185,979,278	7,527,382
Dynamic Financial Sector Portfolio	23,042,654	20,682,566
Dynamic Healthcare Sector Portfolio	63,652,629	105,923,005
Dynamic Industrials Sector Portfolio	128,915,837	61,169,987
Dynamic Technology Sector Portfolio	57,622,402	52,467,694
Dynamic Utilities Portfolio	46,258,564	43,539,835
NASDAQ Internet Portfolio	26,087,406	6,955,322

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$77,330,721	$20,392,543	$20,820,892	$(428,349)
Dynamic Consumer Discretionary Sector Portfolio	18,008,513	2,706,273	2,905,218	(198,945)
Dynamic Consumer Staples Sector Portfolio	32,842,985	7,972,104	7,981,205	(9,101)
Dynamic Energy Sector Portfolio	160,686,473	31,261,183	31,572,422	(311,239)
Dynamic Financial Sector Portfolio	19,540,622	3,023,246	3,172,331	(149,085)
Dynamic Healthcare Sector Portfolio	50,872,083	12,074,528	12,325,836	(251,308)
Dynamic Industrials Sector Portfolio	103,770,818	9,949,625	10,619,963	(670,338)
Dynamic Technology Sector Portfolio	44,968,292	4,902,967	5,817,570	(914,603)
Dynamic Utilities Portfolio	42,078,815	5,031,056	5,396,089	(365,033)
NASDAQ Internet Portfolio	34,901,642	10,627,973	11,442,192	(814,219)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2011, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April, 30, 2011, the reclassifications were as follow:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Basic Materials Sector Portfolio	$(469,589)	$(9,118,848)	$9,588,437
Dynamic Consumer Discretionary Sector Portfolio	(14,507)	(4,940,117)	4,954,624
Dynamic Consumer Staples Sector Portfolio	46,060	(3,711,480)	3,665,420
Dynamic Energy Sector Portfolio	(232,786)	(15,104,392)	15,337,178
Dynamic Financial Sector Portfolio	(3,550)	(2,647,538)	2,651,088
Dynamic Healthcare Sector Portfolio	(6,475)	(15,124,808)	15,131,283
Dynamic Industrials Sector Portfolio	16,427	(8,661,155)	8,644,728
Dynamic Technology Sector Portfolio	34,716	(9,671,751)	9,637,035
Dynamic Utilities Portfolio	14,215	(4,209,586)	4,195,371
NASDAQ Internet Portfolio	121,005	(2,718,734)	2,597,729

Note 8. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Adviser, as a result of the unitary management fee, pays for such compensation on behalf of the NASDAQ Internet Portfolio. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

68

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Dynamic Basic Materials Sector Portfolio	100%	100%
Dynamic Consumer Discretionary Sector Portfolio	100%	100%
Dynamic Consumer Staples Sector Portfolio	100%	100%
Dynamic Energy Sector Portfolio	100%	100%
Dynamic Financial Sector Portfolio	100%	100%
Dynamic Healthcare Sector Portfolio	0%	0%
Dynamic Industrials Sector Portfolio	100%	100%
Dynamic Technology Sector Portfolio	0%	0%
Dynamic Utilities Portfolio	100%	100%
NASDAQ Internet Portfolio	0%	0%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

69

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2011.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

70

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

71

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

72

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

73

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

74

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

75

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

76

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

77

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

78

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

79

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares Cleantech(TM) Portfolio, PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

80

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

81

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares NASDAQ Internet Portfolio and PowerShares S&P 500 BuyWrite Portfolio (each, a "Fund" and collectively, the "Funds").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.60% for PowerShares NASDAQ Internet Portfolio and 0.75% for PowerShares S&P 500 BuyWrite Portfolio, and that the Adviser pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

82

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that the advisory fee for each Fund was equal to or lower than the median expense ratios of its ETF peer funds, open-end index peer funds and open-end actively-managed peer funds. The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

83

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-3

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

PowerShares Dynamic Large Cap Portfolio (PJF)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

PowerShares Dynamic Mid Cap Growth Portfolio (PWJ)

PowerShares Dynamic Mid Cap Portfolio (PJG)

PowerShares Dynamic Mid Cap Value Portfolio (PWP)

PowerShares Dynamic Small Cap Growth Portfolio (PWT)

PowerShares Dynamic Small Cap Portfolio (PJM)

PowerShares Dynamic Small Cap Value Portfolio (PWY)

PowerShares Zacks Micro Cap Portfolio (PZI)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	24

Fees and Expenses	26

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio (PWB)	28

PowerShares Dynamic Large Cap Portfolio (PJF)	29

PowerShares Dynamic Large Cap Value Portfolio (PWV)	31

PowerShares Dynamic Mid Cap Growth Portfolio (PWJ)	32

PowerShares Dynamic Mid Cap Portfolio (PJG)	34

PowerShares Dynamic Mid Cap Value Portfolio (PWP)	36

PowerShares Dynamic Small Cap Growth Portfolio (PWT)	38

PowerShares Dynamic Small Cap Portfolio (PJM)	40

PowerShares Dynamic Small Cap Value Portfolio (PWY)	43

PowerShares Zacks Micro Cap Portfolio (PZI)	45

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	58

Notes to Financial Statements	63

Report of Independent Registered Public Accounting Firm	76

Tax Information	77

Trustees and Officers	78

Board Consideration Regarding Continuation of Investment Advisory Agreement	85

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® Index up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

2

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Manager's Analysis

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Large Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 19.08%. Over this same year the Index returned 19.87% while the S&P Citigroup Large Cap Growth Index returned 18.99%, the Russell 1000® Growth Index returned 20.87% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in information technology, consumer discretionary and industrials sectors. The Fund suffered negative performance of securities of companies in the health care sector.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	29.7
Industrials	24.3
Consumer Discretionary	18.2
Consumer Staples	9.8
Health Care	7.1
Financials	5.4
Energy	2.8
Materials	2.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	77.0
Large-Cap Value	17.0
Mid-Cap Growth	3.2
Mid-Cap Value	2.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Caterpillar, Inc.	3.6
Philip Morris International, Inc.	3.6
Union Pacific Corp.	3.5
Oracle Corp.	3.5
Honeywell International, Inc.	3.4
EMC Corp.	3.4
Coca-Cola Co. (The)	3.3
Visa, Inc.	3.3
United Parcel Service, Inc.	3.3
Emerson Electric Co.	3.2
Total	34.1

4

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Growth Portfolio (ticker: PWB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Large Cap Growth IntellidexSM Index	19.87%	1.97%	2.70%	3.96%	27.00%
S&P Citigroup Large Cap Growth Index	18.99%	3.89%	4.80%	4.98%	34.95%
Russell 1000® Growth Index	20.87%	4.55%	5.06%	5.85%	41.95%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	19.08%	1.27%	2.01%	3.25%	21.78%
Share Price Return	19.08%	1.27%	2.02%	3.22%	21.53%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.61%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Growth Index, Russell 1000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,987, 1,000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

The PowerShares Dynamic Large Cap Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Large Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 15.40%. Over this same year the Index returned 16.21% while the S&P 500® Index returned 17.24% and the Russell Top 200® Index returned 15.81%. The Fund benefited from positive performance of securities of companies in information technology, industrials, and consumer staples sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	22.4
Industrials	17.0
Consumer Discretionary	15.1
Health Care	14.1
Consumer Staples	10.2
Financials	7.9
Energy	5.6
Materials	3.5
Telecommunication Services	3.5
Utilities	0.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	55.5
Large-Cap Value	43.0
Mid-Cap Growth	0.8
Mid-Cap Value	0.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Caterpillar, Inc.	1.8
Philip Morris International, Inc.	1.8
Pfizer, Inc.	1.8
AT&T, Inc.	1.8
Oracle Corp.	1.7
Abbott Laboratories	1.7
3M Co.	1.7
Chevron Corp.	1.7
United Technologies Corp.	1.7
Intel Corp.	1.7
Total	17.4

6

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Portfolio (ticker: PJF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Large Cap IntellidexSM Index	16.21%	2.83%	3.07%	14.26%
S&P 500® Index	17.24%	1.74%	1.54%	6.98%
Russell Top 200® Index	15.81%	0.87%	1.06%	4.78%
Fund
Net Asset Value ("NAV") Return	15.40%	2.10%	2.34%	10.73%
Share Price Return	15.40%	2.11%	2.32%	10.64%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.88%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 0.99%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell Top 200® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 200 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Large Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 15.50%. Over this same year, the Index returned 16.26%, while the S&P Citigroup Large Cap Value Index returned 15.52%, the Russell 1000® Value Index returned 15.24% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in health care, financials, and energy sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Health Care	22.6
Financials	17.1
Information Technology	17.0
Consumer Staples	12.5
Energy	9.9
Telecommunication Services	6.9
Industrials	5.4
Utilities	4.2
Materials	2.9
Consumer Discretionary	1.4
Other assets less liabilities	0.1

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	72.3
Large-Cap Growth	27.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Pfizer, Inc.	3.5
AT&T, Inc.	3.5
Johnson & Johnson	3.5
Chevron Corp.	3.4
Wal-Mart Stores, Inc.	3.4
Intel Corp.	3.4
International Business Machines Corp.	3.3
Verizon Communications, Inc.	3.3
Procter & Gamble Co. (The)	3.3
Exxon Mobil Corp.	3.3
Total	33.9

8

Manager's Analysis (Continued)

PowerShares Dynamic Large Cap Value Portfolio (ticker: PWV)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Large Cap Value IntellidexSM Index	16.26%	4.98%	6.16%	7.97%	60.33%
S&P Citigroup Large Cap Value Index	15.52%	-0.58%	1.00%	3.25%	21.83%
Russell 1000® Value Index	15.24%	-0.11%	1.40%	3.39%	22.83%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	15.50%	4.22%	5.43%	7.21%	53.58%
Share Price Return	15.49%	4.25%	5.44%	7.20%	53.45%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.63%. In the Financial Highlights section of this Shareholder Report, the Fund's total net and total gross operating expense ratio was determined to be 0.61%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Large Cap Value Index, Russell 1000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,086, 1,000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Mid Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 26.61%. Over this same year the Index returned 27.45% while the S&P Citigroup Mid Cap Growth Index returned 30.68%, the Russell Midcap® Growth Index returned 27.40% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in industrials, information technology, and health care sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Industrials	26.9
Information Technology	24.9
Health Care	19.7
Consumer Discretionary	14.0
Financials	6.8
Materials	3.9
Consumer Staples	3.8
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Growth	82.4
Small-Cap Growth	8.0
Small-Cap Value	4.0
Large-Cap Growth	3.2
Mid-Cap Value	2.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Perrigo Co.	3.5
Waters Corp.	3.5
Teradata Corp.	3.5
W.W. Grainger, Inc.	3.4
Red Hat, Inc.	3.4
Expeditors International of Washington, Inc.	3.4
Mylan, Inc.	3.2
Ecolab, Inc.	3.2
AMETEK, Inc.	3.2
Whole Foods Market, Inc.	3.2
Total	33.5
10

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio (ticker: PWJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Mid Cap Growth IntellidexSM Index	27.45%	3.54%	6.04%	8.95%	69.54%
S&P Citigroup Mid Cap Growth Index	30.68%	9.93%	7.98%	9.61%	76.11%
Russell Midcap® Growth Index	27.40%	6.40%	5.59%	7.85%	59.35%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	26.61%	2.80%	5.33%	8.18%	62.30%
Share Price Return	26.67%	2.80%	5.33%	8.16%	62.09%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.66%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.69%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Mid Cap Growth Index, Russell Midcap® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 400, 494 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

The PowerShares Dynamic Mid Cap Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Mid Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 18.84%. Over this same year the Index returned 19.69% while the S&P Mid Cap 400® Index returned 25.07%, the Russell Midcap® Index returned 23.36% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in industrials, health care, and materials sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	20.1
Health Care	17.9
Consumer Discretionary	17.6
Financials	14.3
Industrials	14.3
Consumer Staples	6.8
Utilities	4.3
Materials	3.6
Energy	0.6
Telecommunication Services	0.5
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Growth	47.5
Mid-Cap Value	32.1
Large-Cap Value	7.8
Small-Cap Value	6.1
Small-Cap Growth	3.6
Large-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Limited Brands, Inc.	1.9
Humana, Inc.	1.8
Waters Corp.	1.8
Leucadia National Corp.	1.7
Red Hat, Inc.	1.7
Discover Financial Services	1.7
CIGNA Corp.	1.6
Mylan, Inc.	1.6
Edison International	1.6
AmerisourceBergen Corp.	1.6
Total	17.0

12

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Portfolio (ticker: PJG)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Mid Cap IntellidexSM Index	19.69%	3.71%	3.10%	14.42%
S&P Mid Cap 400® Index	25.07%	8.28%	6.84%	33.92%
Russell Midcap® Index	23.36%	5.97%	4.37%	20.78%
S&P 500® Index	17.24%	1.74%	1.54%	6.98%
Fund
Net Asset Value ("NAV") Return	18.84%	2.97%	2.37%	10.89%
Share Price Return	18.89%	2.96%	2.38%	10.93%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.11%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.20%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Mid Cap 400® Index, Russell Midcap® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 400, 800 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Mid Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 12.16%. Over this same year the Index returned 12.88% while the S&P Citigroup Mid Cap Value Index returned 19.69%, the Russell Midcap® Value Index returned 19.84% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in energy, materials, and health care sectors. The Fund suffered from negative performance of securities of companies in utilities and information technology sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Health Care	19.1
Financials	18.9
Industrials	16.3
Consumer Discretionary	14.6
Information Technology	12.6
Materials	6.2
Consumer Staples	5.6
Utilities	5.6
Energy	1.1
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Value	55.2
Mid-Cap Growth	18.8
Large-Cap Value	16.2
Small-Cap Value	6.2
Large-Cap Growth	3.1
Small-Cap Growth	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Humana, Inc.	3.7
Discover Financial Services	3.5
CIGNA Corp.	3.4
Edison International	3.4
Dr Pepper Snapple Group, Inc.	3.3
McGraw-Hill Cos., Inc. (The)	3.3
Forest Laboratories, Inc.	3.2
Life Technologies Corp.	3.2
Genuine Parts Co.	3.2
Goodrich Corp.	3.1
Total	33.3

14

Manager's Analysis (Continued)

PowerShares Dynamic Mid Cap Value Portfolio (ticker: PWP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Mid Cap Value IntellidexSM Index	12.88%	2.75%	2.07%	4.34%	29.95%
S&P Citigroup Mid Cap Value Index	19.69%	6.59%	4.64%	7.40%	55.33%
Russell Midcap® Value Index	19.84%	5.37%	4.34%	6.77%	49.77%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	12.16%	1.99%	1.33%	3.54%	23.91%
Share Price Return	12.24%	2.00%	1.34%	3.52%	23.76%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.84%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.91%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Mid Cap Value Index, Russell Midcap® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 293, 536 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Small Cap Growth IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 34.77%. Over this same year the Index returned 35.83% while the S&P Citigroup Small Cap Growth Index returned 29.05%, the Russell 2000® Growth Index returned 30.29% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in information technology, health care and consumer discretionary sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Industrials	39.4
Information Technology	24.4
Consumer Discretionary	8.5
Health Care	7.4
Energy	7.1
Financials	5.9
Telecommunication Services	3.5
Consumer Staples	2.8
Materials	1.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	74.3
Small-Cap Value	25.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Sauer-Danfoss, Inc.	4.1
Ancestry.com, Inc.	2.8
Impax Laboratories, Inc.	2.8
Ann, Inc.	2.7
Old Dominion Freight Line, Inc.	2.5
SAVVIS, Inc.	2.5
CVR Energy, Inc.	2.5
Hexcel Corp.	2.4
Darling International, Inc.	2.4
Crocs, Inc.	2.4
Total	27.1

16

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Growth Portfolio (ticker: PWT)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Small Cap Growth IntellidexSM Index	35.83%	7.98%	1.50%	4.69%	32.64%
S&P Citigroup Small Cap Growth Index	29.05%	9.10%	5.62%	7.60%	57.09%
Russell 2000® Growth Index	30.29%	9.62%	5.14%	7.66%	57.61%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	34.77%	6.86%	0.70%	3.94%	26.87%
Share Price Return	35.11%	6.92%	0.71%	3.92%	26.75%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.94%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.93%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Small Cap Growth Index, Russell 2000® Growth Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600, 2,000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

The PowerShares Dynamic Small Cap Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Small Cap IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 20.64%. Over this same year the Index returned 21.65% while the S&P Small Cap 600® Index returned 21.42%, the Russell 2000® Index returned 22.20% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in energy, materials, and telecommunications services sectors. Fund performance was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Industrials	22.0
Information Technology	16.0
Financials	14.3
Consumer Discretionary	12.9
Health Care	11.6
Consumer Staples	7.0
Energy	6.9
Materials	6.0
Utilities	1.8
Telecommunication Services	1.5
Money Market Fund	0.4
Liabilities in excess of other assets	(0.4)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	56.8
Small-Cap Growth	39.8
Mid-Cap Growth	2.3
Mid-Cap Value	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
NewMarket Corp.	1.6
Ancestry.com, Inc.	1.4
Impax Laboratories, Inc.	1.4
Alexander & Baldwin, Inc.	1.4
Timberland Co. (The)	1.3
Old Dominion Freight Line, Inc.	1.3
Aaron's, Inc.	1.3
Centene Corp.	1.3
Express, Inc.	1.3
Buckle, Inc. (The)	1.3
Total	13.6

18

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Portfolio (ticker: PJM)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Small Cap IntellidexSM Index	21.65%	4.29%	1.65%	7.50%
S&P Small Cap 600® Index	21.42%	7.87%	4.30%	20.43%
Russell 2000® Index	22.20%	8.03%	3.59%	16.88%
S&P 500® Index	17.24%	1.74%	1.54%	6.98%
Fund
Net Asset Value ("NAV") Return	20.64%	3.31%	0.74%	3.33%
Share Price Return	20.80%	3.36%	0.75%	3.37%

Fund Inception: December 1, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.26%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.41%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Small Cap 600® Index, Russell 2000® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600, 2,000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

The PowerShares Dynamic Small Cap Value Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Small Cap Value IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 18.03%. Over this same year the Index returned 18.88% while the S&P Citigroup Small Cap Value Index returned 14.40%, the Russell 2000® Value Index returned 14.57% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in energy, telecommunication services, and health care sectors. The Fund suffered negative performance of securities of companies in telecommunication services sector, during the fiscal year.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Financials	25.9
Industrials	15.6
Consumer Discretionary	15.4
Information Technology	13.9
Consumer Staples	7.8
Materials	7.3
Health Care	6.5
Utilities	3.7
Energy	3.5
Telecommunication Services	0.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	77.5
Small-Cap Growth	20.3
Mid-Cap Growth	2.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
NewMarket Corp.	3.2
Alexander & Baldwin, Inc.	2.8
Aaron's, Inc.	2.6
Express, Inc.	2.6
Buckle, Inc. (The)	2.6
CNO Financial Group, Inc.	2.5
Credit Acceptance Corp.	2.5
Sensient Technologies Corp.	2.5
Ruddick Corp.	2.5
Owens & Minor, Inc.	2.4
Total	26.2

20

Manager's Analysis (Continued)

PowerShares Dynamic Small Cap Value Portfolio (ticker: PWY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Small Cap Value IntellidexSM Index	18.88%	4.47%	2.26%	4.14%	28.35%
S&P Citigroup Small Cap Value Index	14.40%	6.52%	2.77%	5.61%	40.03%
Russell 2000® Value Index	14.57%	6.23%	2.50%	5.30%	37.52%
S&P 500® Index	17.24%	1.74%	2.95%	4.17%	28.64%
Fund
Net Asset Value ("NAV") Return	18.03%	3.59%	1.47%	3.33%	22.37%
Share Price Return	18.26%	3.63%	1.50%	3.32%	22.29%

Fund Inception: March 3, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.80%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Citigroup Small Cap Value Index, Russell 2000® Value Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 436, 2,000 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Zacks Micro Cap IndexTM (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 7.97%. Over this same year the Index returned 7.44% while the Russell Microcap® Index returned 12.16%, the Dow Jones Micro Cap Index returned 21.56% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in telecommunications, information technology, and energy sectors. The Fund suffered from negative performance of securities of companies in financials and consumer discretionary sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Financials	25.4
Information Technology	19.6
Industrials	15.1
Consumer Discretionary	14.4
Energy	7.3
Health Care	6.8
Materials	5.9
Consumer Staples	3.5
Telecommunication Services	1.3
Utilities	0.8
Money Market Fund	0.0
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	61.5
Small-Cap Growth	38.4
Mid-Cap Growth	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Conn's, Inc., 12/31/99	0.4
TPC Group, Inc.	0.3
Gray Television, Inc.	0.3
EMS Technologies, Inc.	0.3
Zalicus, Inc.	0.3
Lithia Motors, Inc.	0.3
Ym Biosciences, Inc.	0.3
Titan Machinery, Inc.	0.3
Internap Network Services Corp.	0.3
Electronics for Imaging, Inc.	0.3
Total	3.1

22

Manager's Analysis (Continued)

PowerShares Zacks Micro Cap Portfolio (ticker: PZI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Zacks Micro Cap IndexTM	7.44%	-2.46%	-6.22%	-2.67%	-14.32%
Russell Microcap® Index	12.16%	-0.18%	-3.42%	-0.54%	-3.01%
Dow Jones Micro Cap Index	21.56%	7.02%	2.28%	4.63%	29.22%
S&P 500® Index	17.24%	1.74%	2.95%	4.12%	25.71%
Fund
Net Asset Value ("NAV") Return	7.97%	-1.79%	-5.71%	-2.20%	-11.92%
Share Price Return	7.97%	-1.79%	-5.73%	-2.24%	-12.11%

Fund Inception: August 18, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.97% and includes estimated acquired fund fees and expenses of 0.04%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70%, while the Fund's gross total expense ratio was determined to be 0.85%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Microcap® Index, Dow Jones Micro Cap Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,000, 205 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	1552	696	35	3	1	0	0
PJF	PowerShares Dynamic Large Cap Portfolio	12/01/06	1110	398	16	4	2	1	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	1552	830	34	11	1	0	1
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	03/03/05	1552	617	20	6	0	0	0
PJG	PowerShares Dynamic Mid Cap Portfolio	12/01/06	1110	446	28	1	1	1	1
PWP	PowerShares Dynamic Mid Cap Value Portfolio	03/03/05	1552	585	23	5	1	0	2
PWT	PowerShares Dynamic Small Cap Growth Portfolio	03/03/05	1552	633	54	6	5	0	2
PJM	PowerShares Dynamic Small Cap Portfolio	12/01/06	1110	377	29	5	1	0	0
PWY	PowerShares Dynamic Small Cap Value Portfolio	03/03/05	1552	613	47	10	1	1	0
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	1435	488	56	15	0	1	0

24

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	792	21	4	0	0	0
PJF	679	7	3	0	0	0
PWV	653	15	7	0	0	0
PWJ	891	16	2	0	0	0
PJG	622	9	1	0	0	0
PWP	912	17	5	1	1	0
PWT	791	55	5	1	0	0
PJM	664	29	3	2	0	0
PWY	817	53	8	1	1	0
PZI	798	69	7	1	0	0

25

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

In pursuing its investment objective, PowerShares Zacks Micro Cap Portfolio (the "Portfolio") may invest a portion of its assets in investment companies. The Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The effect of such expenses are included in the Portfolio's total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,157.87	0.63%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Large Cap Portfolio Actual	$1,000.00	$1,150.64	0.65%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,152.99	0.61%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

26

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,229.40	0.63%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Mid Cap Portfolio Actual	$1,000.00	$1,170.60	0.65%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$1,135.29	0.63%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,309.70	0.63%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Small Cap Portfolio Actual	$1,000.00	$1,255.24	0.65%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$1,231.53	0.63%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$1,197.43	0.70%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year differ from expense ratios based on annualized data in the Financial Highlights.

27

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—18.2%
56,206	Bed Bath & Beyond, Inc.*	$3,154,281
114,252	CBS Corp., Class B	2,881,435
49,322	Coach, Inc.	2,949,949
58,428	DIRECTV, Class A*	2,839,017
188,742	General Motors Co.*	6,056,731
169,246	Home Depot, Inc. (The)	6,285,796
30,569	NIKE, Inc., Class B	2,516,440
5,847	priceline.com, Inc.*	3,198,368
82,753	Starbucks Corp.	2,994,831
53,780	Yum! Brands, Inc.	2,884,759
		35,761,607
	Consumer Staples—9.8%
97,585	Coca-Cola Co. (The)	6,583,084
36,555	Costco Wholesale Corp.	2,958,031
28,920	Estee Lauder Cos., Inc. (The), Class A	2,805,240
100,810	Philip Morris International, Inc.	7,000,246
		19,346,601
	Energy—2.8%
57,189	Halliburton Co.	2,886,901
33,690	National Oilwell Varco, Inc.	2,583,686
		5,470,587
	Financials—5.4%
51,236	Aon Corp.	2,672,982
13,190	BlackRock, Inc.	2,584,449
21,530	Franklin Resources, Inc.	2,779,954
40,074	T. Rowe Price Group, Inc.	2,574,754
		10,612,139
	Health Care—7.1%
63,496	Agilent Technologies, Inc.*	3,169,085
48,523	Express Scripts, Inc.*	2,753,195
42,946	Medco Health Solutions, Inc.*	2,547,986
56,020	St. Jude Medical, Inc.	2,993,709
42,651	Stryker Corp.	2,516,409
		13,980,384
	Industrials—24.3%
61,522	Caterpillar, Inc.	7,100,254
36,685	CSX Corp.	2,886,743
53,244	Danaher Corp.	2,941,199
29,723	Deere & Co.	2,897,993
104,644	Emerson Electric Co.	6,358,169
109,557	Honeywell International, Inc.	6,708,175
53,664	PACCAR, Inc.	2,850,095
30,278	Rockwell Automation, Inc.	2,638,122
66,739	Union Pacific Corp.	6,905,484
85,426	United Parcel Service, Inc., Class B	6,404,387
		47,690,621

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—29.7%
63,087	Altera Corp.	$3,072,337
18,024	Apple, Inc.*	6,276,497
166,846	Applied Materials, Inc.	2,617,814
54,212	Automatic Data Processing, Inc.	2,946,422
37,916	Citrix Systems, Inc.*	3,197,835
35,156	Cognizant Technology Solutions Corp., Class A*	2,914,432
233,293	EMC Corp.*	6,611,524
10,288	Google, Inc., Class A*	5,597,701
10,900	MasterCard, Inc., Class A	3,007,201
190,458	Oracle Corp.	6,866,011
106,332	QUALCOMM, Inc.	6,043,911
75,355	TE Connectivity Ltd. (Switzerland)	2,701,477
84,035	Visa, Inc., Class A	6,564,814
		58,417,976
	Materials—2.7%
31,666	Mosaic Co. (The)	2,370,516
49,387	Newmont Mining Corp.	2,894,572
		5,265,088
	Total Common Stocks (Cost $156,750,006)	196,545,003
	Money Market Fund—0.1%
222,849	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $222,849)	222,849
	Total Investments (Cost $156,972,855)—100.1%	196,767,852
	Liabilities in excess of other assets—(0.1%)	(193,641)
	Net Assets—100.0%	$196,574,211

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

28

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—15.1%
5,082	Bed Bath & Beyond, Inc.*	$285,202
4,459	Coach, Inc.	266,693
22,555	Comcast Corp., Class A	591,843
10,688	Gap, Inc. (The)	248,389
17,064	General Motors Co.*	547,584
4,559	Kohl's Corp.	240,305
7,652	McDonald's Corp.	599,228
2,764	NIKE, Inc., Class B	227,532
528	priceline.com, Inc.*	288,821
7,482	Starbucks Corp.	270,774
4,644	Target Corp.	228,020
3,411	Time Warner Cable, Inc.	266,501
6,416	Time Warner, Inc.	242,910
4,831	TJX Cos., Inc. (The)	259,038
13,260	Walt Disney Co. (The)	571,506
4,862	Yum! Brands, Inc.	260,798
		5,395,144
	Consumer Staples—10.2%
9,750	Altria Group, Inc.	261,690
8,857	Coca-Cola Co. (The)	597,493
3,305	Costco Wholesale Corp.	267,441
7,382	CVS Caremark Corp.	267,524
2,615	Estee Lauder Cos., Inc. (The), Class A	253,655
4,863	H.J. Heinz Co.	249,131
9,160	Philip Morris International, Inc.	636,070
9,065	Procter & Gamble Co. (The)	588,319
7,156	Reynolds American, Inc.	265,559
5,794	Walgreen Co.	247,520
		3,634,402
	Energy—5.6%
5,585	Chevron Corp.	611,222
7,379	ConocoPhillips	582,425
6,649	Exxon Mobil Corp.	585,112
3,046	National Oilwell Varco, Inc.	233,598
		2,012,357
	Financials—7.9%
4,204	Aflac, Inc.	236,223
3,828	Ameriprise Financial, Inc.	237,566
4,045	Chubb Corp. (The)	263,693
1,946	Franklin Resources, Inc.	251,267
12,155	JPMorgan Chase & Co.	554,633
11,902	Progressive Corp. (The)	261,130
3,754	Prudential Financial, Inc.	238,079
4,080	Travelers Cos., Inc. (The)	258,182
20,617	U.S. Bancorp	532,331
		2,833,104
	Health Care—14.1%
11,954	Abbott Laboratories	622,086
6,514	Aetna, Inc.	269,549

Number of Shares		Value
	Common Stocks (Continued)
5,740	Agilent Technologies, Inc.*	$286,484
4,653	Amgen, Inc.*	264,523
4,639	Baxter International, Inc.	263,959
3,587	Biogen Idec, Inc.*	349,195
5,894	Cardinal Health, Inc.	257,509
4,793	Covidien PLC (Ireland)	266,922
7,133	Eli Lilly & Co.	263,992
4,387	Express Scripts, Inc.*	248,918
3,070	McKesson Corp.	254,841
30,231	Pfizer, Inc.	633,642
3,856	Stryker Corp.	227,504
4,377	Thermo Fisher Scientific, Inc.*	262,576
5,719	UnitedHealth Group, Inc.	281,546
3,655	WellPoint, Inc.	280,668
		5,033,914
	Industrials—17.0%
6,312	3M Co.	613,590
5,584	Caterpillar, Inc.	644,449
3,317	CSX Corp.	261,015
4,814	Danaher Corp.	265,925
2,687	Deere & Co.	261,983
4,548	Eaton Corp.	243,454
4,055	Emerson Electric Co.	246,382
3,202	General Dynamics Corp.	233,170
27,365	General Electric Co.	559,614
4,245	Honeywell International, Inc.	259,921
3,035	Lockheed Martin Corp.	240,524
2,746	Parker Hannifin Corp.	259,003
2,738	Rockwell Automation, Inc.	238,562
5,435	Tyco International Ltd. (Switzerland)	264,902
2,586	Union Pacific Corp.	267,573
7,724	United Parcel Service, Inc., Class B	579,068
6,806	United Technologies Corp.	609,681
		6,048,816
	Information Technology—22.4%
5,704	Altera Corp.	277,785
1,630	Apple, Inc.*	567,615
15,085	Applied Materials, Inc.	236,684
4,901	Automatic Data Processing, Inc.	266,369
9,829	CA, Inc.	241,695
7,230	eBay, Inc.*	248,712
21,177	EMC Corp.*	600,156
13,303	Hewlett-Packard Co.	537,042
25,955	Intel Corp.	601,896
3,514	International Business Machines Corp.	599,418
986	MasterCard, Inc., Class A	272,028
21,370	Microsoft Corp.	556,047
17,308	Oracle Corp.	623,953
9,613	QUALCOMM, Inc.	546,403
13,397	Symantec Corp.*	263,251
6,813	TE Connectivity Ltd. (Switzerland)	244,246

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks (Continued)
6,826	Texas Instruments, Inc.	$242,528
7,637	Visa, Inc., Class A	596,602
11,195	Western Union Co. (The)	237,894
22,683	Xerox Corp.	228,872
		7,989,196
	Materials—3.5%
2,660	Air Products & Chemicals, Inc.	254,083
4,497	E.I. du Pont de Nemours & Co.	255,385
4,636	Freeport-McMoRan Copper & Gold, Inc.	255,119
2,863	Mosaic Co. (The)	214,324
2,781	PPG Industries, Inc.	263,277
		1,242,188
	Telecommunication Services—3.5%
20,269	AT&T, Inc.	630,771
15,853	Verizon Communications, Inc.	598,927
		1,229,698
	Utilities—0.7%
6,389	Southern Co.	249,427
	Total Common Stocks (Cost $29,411,177)	35,668,246
	Money Market Fund—0.1%
42,104	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $42,104)	42,104
	Total Investments (Cost $29,453,281)—100.1%	35,710,350
	Liabilities in excess of other assets—(0.1%)	(37,557)
	Net Assets—100.0%	$35,672,793

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

30

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—1.4%
253,202	Gap, Inc. (The)	$5,884,415
	Consumer Staples—12.5%
230,967	Altria Group, Inc.	6,199,154
174,870	CVS Caremark Corp.	6,337,289
155,099	General Mills, Inc.	5,983,719
213,888	Procter & Gamble Co. (The)	13,881,331
169,518	Reynolds American, Inc.	6,290,813
259,724	Wal-Mart Stores, Inc.	14,279,626
		52,971,932
	Energy—9.9%
131,642	Chevron Corp.	14,406,901
173,923	ConocoPhillips	13,727,742
157,496	Exxon Mobil Corp.	13,859,648
		41,994,291
	Financials—17.1%
90,684	Ameriprise Financial, Inc.	5,627,849
95,829	Chubb Corp. (The)	6,247,092
287,932	JPMorgan Chase & Co.	13,138,337
93,090	PNC Financial Services Group, Inc.	5,803,231
281,954	Progressive Corp. (The)	6,186,071
88,936	Prudential Financial, Inc.	5,640,321
128,578	State Street Corp.	5,985,306
96,648	Travelers Cos., Inc. (The)	6,115,885
209,313	U.S. Bancorp	5,404,462
415,762	Wells Fargo & Co.	12,102,832
		72,251,386
	Health Care—22.6%
120,915	Abbott Laboratories	6,292,417
154,309	Aetna, Inc.	6,385,307
110,224	Amgen, Inc.*	6,266,234
109,888	Baxter International, Inc.	6,252,627
84,984	Biogen Idec, Inc.*	8,273,192
225,983	Bristol-Myers Squibb Co.	6,350,122
168,972	Eli Lilly & Co.	6,253,654
225,366	Johnson & Johnson	14,811,054
712,656	Pfizer, Inc.	14,937,270
103,678	Thermo Fisher Scientific, Inc.*	6,219,643
135,474	UnitedHealth Group, Inc.	6,669,385
86,595	WellPoint, Inc.	6,649,630
		95,360,535
	Industrials—5.4%
75,852	General Dynamics Corp.	5,523,543
71,906	Lockheed Martin Corp.	5,698,550
95,501	Northrop Grumman Corp.	6,074,819
112,417	Raytheon Co.	5,457,845
		22,754,757

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—17.0%
232,835	CA, Inc.	$5,725,413
315,137	Hewlett-Packard Co.	12,722,081
614,856	Intel Corp.	14,258,510
82,824	International Business Machines Corp.	14,128,118
506,241	Microsoft Corp.	13,172,391
317,371	Symantec Corp.*	6,236,340
537,340	Xerox Corp.	5,421,760
		71,664,613
	Materials—2.9%
109,825	Freeport-McMoRan Copper & Gold, Inc.	6,043,670
65,884	PPG Industries, Inc.	6,237,238
		12,280,908
	Telecommunication Services—6.9%
477,806	AT&T, Inc.	14,869,323
373,664	Verizon Communications, Inc.	14,117,026
		28,986,349
	Utilities—4.2%
163,272	American Electric Power Co., Inc.	5,956,162
116,581	Consolidated Edison, Inc.	6,076,202
151,349	Southern Co.	5,908,665
		17,941,029
	Total Investments (Cost $369,501,643)—99.9%	422,090,215
	Other assets less liabilities—0.1%	229,164
	Net Assets—100.0%	$422,319,379

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
8,765	Fossil, Inc.*	$839,512
54,291	Interpublic Group of Cos., Inc. (The)	637,919
69,320	O'Reilly Automotive, Inc.*	4,094,039
5,870	Panera Bread Co., Class A*	710,916
16,580	PetSmart, Inc.	699,178
9,058	Polaris Industries, Inc.	954,985
30,616	Polo Ralph Lauren Corp.	4,003,654
73,843	Scripps Networks Interactive, Inc., Class A	3,797,007
14,488	Tempur-Pedic International, Inc.*	909,557
13,156	Tractor Supply Co.	813,962
18,725	Williams-Sonoma, Inc.	812,852
		18,273,581
	Consumer Staples—3.8%
11,568	Hansen Natural Corp.*	765,223
66,276	Whole Foods Market, Inc.	4,159,482
		4,924,705
	Financials—6.8%
6,378	Affiliated Managers Group, Inc.*	695,712
26,028	Brown & Brown, Inc.	672,824
154,127	CB Richard Ellis Group, Inc., Class A*	4,116,732
103,404	Fortress Investment Group LLC, Class A*	638,003
6,998	Jones Lang LaSalle, Inc.	716,455
18,035	Raymond James Financial, Inc.	676,313
29,534	SEI Investments Co.	659,494
16,575	Waddell & Reed Financial, Inc., Class A	679,741
		8,855,274
	Health Care—19.7%
11,787	AMERIGROUP Corp.*	805,052
11,084	Cooper Cos., Inc. (The)	830,192
44,401	Edwards Lifesciences Corp.*	3,834,026
8,791	IDEXX Laboratories, Inc.*	715,851
169,669	Mylan, Inc.*	4,228,151
20,624	Patterson Cos., Inc.	715,859
50,557	Perrigo Co.	4,568,330
24,147	Pharmaceutical Product Development, Inc.	744,935
13,566	Sirona Dental Systems, Inc.*	774,212
55,874	Varian Medical Systems, Inc.*	3,922,355
46,532	Waters Corp.*	4,560,136
		25,699,099
	Industrials—26.9%
91,034	AMETEK, Inc.	4,191,205
19,867	BE Aerospace, Inc.*	766,667
16,582	CLARCOR, Inc.	749,341
80,475	Expeditors International of Washington, Inc.	4,367,378
9,532	Gardner Denver, Inc.	823,660
16,761	Graco, Inc.	838,553
16,612	J.B. Hunt Transport Services, Inc.	792,060
40,842	Joy Global, Inc.	4,123,000

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,678	Kirby Corp.*	$719,857
9,681	Lincoln Electric Holdings, Inc.	760,733
14,974	Moog, Inc., Class A*	660,653
10,849	MSC Industrial Direct Co., Class A	776,680
12,465	Pall Corp.	728,455
34,941	Rollins, Inc.	732,713
46,102	Roper Industries, Inc.	3,987,362
44,678	Stericycle, Inc.*	4,078,208
21,008	Verisk Analytics, Inc., Class A*	691,163
29,122	W.W. Grainger, Inc.	4,414,895
12,338	Wabtec Corp.	880,686
		35,083,269
	Information Technology—24.9%
14,860	ADTRAN, Inc.	613,272
67,479	Amphenol Corp., Class A	3,772,751
12,224	ANSYS, Inc.*	675,865
45,557	Atmel Corp.*	697,022
89,736	Autodesk, Inc.*	4,036,325
78,402	BMC Software, Inc.*	3,938,133
69,072	Cadence Design Systems, Inc.*	716,968
6,500	FactSet Research Systems, Inc.	711,165
18,099	Gartner, Inc.*	776,628
14,228	Global Payments, Inc.	757,499
14,107	InterDigital, Inc.	653,013
21,474	Jack Henry & Associates, Inc.	729,472
8,625	Loral Space & Communications, Inc.*	602,888
14,406	MICROS Systems, Inc.*	749,400
25,578	Quest Software, Inc.*	658,889
92,798	Red Hat, Inc.*	4,405,121
88,744	RF Micro Devices, Inc.*	591,035
13,159	Solera Holdings, Inc.	723,745
12,937	Syntel, Inc.	707,395
80,797	Teradata Corp.*	4,518,168
27,765	TIBCO Software, Inc.*	832,672
14,156	Varian Semiconductor Equipment Associates, Inc.*	593,561
		32,460,987
	Materials—3.9%
79,542	Ecolab, Inc.	4,196,636
13,686	Kronos Worldwide, Inc.	842,510
		5,039,146
	Total Common Stocks and Other Equity Interests (Cost $107,716,385)	130,336,061

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.1%
114,499	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $114,499)	$114,499
	Total Investments (Cost $107,830,884)—100.1%	130,450,560
	Liabilities in excess of other assets—(0.1%)	(160,073)
	Net Assets—100.0%	$130,290,487

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

33

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.6%
1,367	Apollo Group, Inc., Class A*	$54,721
2,001	Ascena Retail Group, Inc.*	62,611
842	Autoliv, Inc.	67,470
2,626	Brinker International, Inc.	63,260
1,491	Dillard's, Inc., Class A	71,598
1,240	Dollar Tree, Inc.*	71,300
3,243	Foot Locker, Inc.	69,789
803	Fossil, Inc.*	76,911
6,509	Genuine Parts Co.	349,533
4,977	Interpublic Group of Cos., Inc. (The)	58,480
1,178	Lear Corp.	60,243
10,539	Limited Brands, Inc.	433,785
14,432	Macy's, Inc.	345,069
8,947	McGraw-Hill Cos., Inc. (The)	362,085
3,221	Newell Rubbermaid, Inc.	61,392
7,487	Nordstrom, Inc.	356,007
6,155	O'Reilly Automotive, Inc.*	363,514
1,520	PetSmart, Inc.	64,098
830	Polaris Industries, Inc.	87,507
2,719	Polo Ralph Lauren Corp.	355,564
1,899	Rent-A-Center, Inc.	57,825
4,752	Ross Stores, Inc.	350,175
1,085	TRW Automotive Holdings Corp.*	61,910
1,159	Tupperware Brands Corp.	73,794
1,716	Williams-Sonoma, Inc.	74,492
		4,053,133
	Consumer Staples—6.8%
4,954	Brown-Forman Corp., Class B	355,994
838	Church & Dwight Co., Inc.	69,118
3,076	Constellation Brands, Inc., Class A*	68,872
9,350	Dr Pepper Snapple Group, Inc.	366,520
1,060	Hansen Natural Corp.*	70,119
800	Herbalife Ltd. (Cayman Islands)	71,824
2,304	Hormel Foods Corp.	67,761
1,322	McCormick & Co., Inc.	64,937
2,732	Smithfield Foods, Inc.*	64,366
5,885	Whole Foods Market, Inc.	369,342
		1,568,853
	Energy—0.6%
1,142	Alliance Holdings GP LP	59,670
2,746	McDermott International, Inc.*	63,405
		123,075
	Financials—14.3%
1,820	American Financial Group, Inc.	65,101
1,732	Axis Capital Holdings Ltd. (Bermuda)	61,244
1,216	BOK Financial Corp.	65,397
2,386	Brown & Brown, Inc.	61,678
8,199	CapitalSource, Inc.	54,769

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,684	CB Richard Ellis Group, Inc., Class A*	$365,500
1,564	Commerce Bancshares, Inc.	66,564
15,610	Discover Financial Services	387,752
904	Erie Indemnity Co., Class A	65,477
9,479	Fortress Investment Group LLC, Class A*	58,485
1,999	HCC Insurance Holdings, Inc.	65,048
642	Jones Lang LaSalle, Inc.	65,728
10,331	Leucadia National Corp.*	399,396
3,846	M&T Bank Corp.	339,871
152	Markel Corp.*	63,427
10,036	Principal Financial Group, Inc.	338,715
2,219	Protective Life Corp.	59,713
1,653	Raymond James Financial, Inc.	61,988
1,055	Reinsurance Group of America, Inc.	66,782
2,707	SEI Investments Co.	60,447
972	Torchmark Corp.	65,046
1,245	Transatlantic Holdings, Inc.	61,366
12,805	Unum Group	339,076
1,519	Waddell & Reed Financial, Inc., Class A	62,294
		3,300,864
	Health Care—17.9%
1,081	AMERIGROUP Corp.*	73,832
9,110	AmerisourceBergen Corp.	370,230
8,112	CIGNA Corp.	379,885
1,016	Cooper Cos., Inc. (The)	76,098
2,080	Coventry Health Care, Inc.*	67,122
1,824	Endo Pharmaceuticals Holdings, Inc.*	71,428
10,684	Forest Laboratories, Inc.*	354,282
6,551	Health Management Associates, Inc., Class A*	73,895
2,106	Health Net, Inc.*	70,130
1,674	Healthspring, Inc.*	69,454
1,643	Hill-Rom Holdings, Inc.	73,951
3,043	Hologic, Inc.*	67,007
5,441	Humana, Inc.*	414,169
1,322	Kinetic Concepts, Inc.*	78,038
6,366	Life Technologies Corp.*	351,403
15,064	Mylan, Inc.*	375,395
6,010	Quest Diagnostics, Inc.	338,844
1,244	Sirona Dental Systems, Inc.*	70,995
4,961	Varian Medical Systems, Inc.*	348,262
4,132	Waters Corp.*	404,936
		4,129,356
	Industrials—14.3%
1,056	Alaska Air Group, Inc.*	69,559
1,485	AMETEK, Inc.	68,369
1,589	Avery Dennison Corp.	66,325
1,520	CLARCOR, Inc.	68,689
1,340	Crane Co.	66,879
5,317	Dover Corp.	361,769
1,777	Equifax, Inc.	66,691

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
876	Esterline Technologies Corp.*	$62,897
874	Gardner Denver, Inc.	75,522
3,916	Goodrich Corp.	346,057
5,878	ITT Corp.	339,690
1,523	J.B. Hunt Transport Services, Inc.	72,617
3,626	Joy Global, Inc.	366,045
1,909	KBR, Inc.	73,248
1,162	Kirby Corp.*	65,978
4,260	L-3 Communications Holdings, Inc.	341,609
888	Lincoln Electric Holdings, Inc.	69,779
1,373	Moog, Inc., Class A*	60,577
5,260	Rockwell Collins, Inc.	331,906
3,203	Rollins, Inc.	67,167
27	Seaboard Corp.	64,449
1,134	Thomas & Betts Corp.*	65,738
1,346	URS Corp.*	60,233
1,926	Verisk Analytics, Inc., Class A*	63,365
		3,295,158
	Information Technology—20.1%
4,176	Atmel Corp.*	63,893
7,967	Autodesk, Inc.*	358,356
6,961	BMC Software, Inc.*	349,651
6,332	Cadence Design Systems, Inc.*	65,726
7,010	Computer Sciences Corp.	357,370
1,224	DST Systems, Inc.	60,355
596	FactSet Research Systems, Inc.	65,208
5,407	Fiserv, Inc.*	331,503
1,659	Gartner, Inc.*	71,188
3,131	Ingram Micro, Inc., Class A*	58,644
1,969	Jack Henry & Associates, Inc.	66,887
6,957	KLA-Tencor Corp.	305,412
1,130	Lam Research Corp.*	54,590
9,782	Linear Technology Corp.	340,414
791	Loral Space & Communications, Inc.*	55,291
12,327	Maxim Integrated Products, Inc.	337,020
1,320	MICROS Systems, Inc.*	68,666
3,270	NCR Corp.*	64,779
1,552	Novellus Systems, Inc.*	49,819
10,306	Paychex, Inc.	337,109
2,345	Quest Software, Inc.*	60,407
8,239	Red Hat, Inc.*	391,105
6,788	SanDisk Corp.*	333,562
1,206	Solera Holdings, Inc.	66,330
1,186	Syntel, Inc.	64,851
2,545	TIBCO Software, Inc.*	76,325
3,548	Total System Services, Inc.	66,880
1,298	Varian Semiconductor Equipment Associates, Inc.*	54,425
3,513	Vishay Intertechnology, Inc.*	67,028
		4,642,794

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—3.6%
1,093	Albemarle Corp.	$77,111
1,302	AptarGroup, Inc.	68,290
1,733	Ball Corp.	64,658
1,476	Cabot Corp.	66,199
2,432	CF Industries Holdings, Inc.	344,250
709	Domtar Corp.	65,951
823	FMC Corp.	72,654
1,255	Kronos Worldwide, Inc.*	77,258
		836,371
	Telecommunication Services—0.5%
2,780	Fairpoint Communications, Inc.*	46,537
4,434	MetroPCS Communications, Inc.*	74,625
		121,162
	Utilities—4.3%
1,620	Alliant Energy Corp.	64,055
2,286	American Water Works Co., Inc.	67,163
7,250	DTE Energy Co.	366,342
9,459	Edison International	371,455
16,000	GenOn Energy, Inc.*	62,880
1,862	Northeast Utilities	66,287
		998,182
	Total Common Stocks and Other Equity Interests (Cost $19,444,699)	23,068,948
	Money Market Fund—0.3%
76,429	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $76,429)	76,429
	Total Investments (Cost $19,521,128)—100.3%	23,145,377
	Liabilities in excess of other assets—(0.3%)	(64,635)
	Net Assets—100.0%	$23,080,742

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.6%
14,592	American Eagle Outfitters, Inc.	$227,051
3,012	Autoliv, Inc.	241,351
9,397	Brinker International, Inc.	226,374
5,335	Dillard's, Inc., Class A	256,187
24,101	Genuine Parts Co.	1,294,224
4,212	Lear Corp.	215,402
53,437	Macy's, Inc.	1,277,678
33,053	McGraw-Hill Cos., Inc. (The)	1,337,655
11,527	Newell Rubbermaid, Inc.	219,705
6,795	Rent-A-Center, Inc.	206,908
3,881	TRW Automotive Holdings Corp.*	221,450
4,146	Tupperware Brands Corp.	263,976
		5,987,961
	Consumer Staples—5.6%
11,006	Constellation Brands, Inc., Class A*	246,424
34,620	Dr Pepper Snapple Group, Inc.	1,357,104
8,244	Hormel Foods Corp.	242,456
4,729	McCormick & Co., Inc.	232,289
9,774	Smithfield Foods, Inc.*	230,275
		2,308,548
	Energy—1.1%
4,086	Alliance Holdings GP LP	213,494
9,826	McDermott International, Inc.*	226,882
		440,376
	Financials—18.9%
6,512	American Financial Group, Inc.	232,934
6,199	Axis Capital Holdings Ltd. (Bermuda)	219,197
4,351	BOK Financial Corp.	233,997
5,595	Commerce Bancshares, Inc.	238,123
57,790	Discover Financial Services	1,435,504
7,152	HCC Insurance Holdings, Inc.	232,726
6,790	Leucadia National Corp.	262,501
14,241	M&T Bank Corp.	1,258,477
544	Markel Corp.*	227,000
37,074	Principal Financial Group, Inc.	1,251,248
7,942	Protective Life Corp.	213,719
3,775	Reinsurance Group of America, Inc.	238,957
3,478	Torchmark Corp.	232,748
4,455	Transatlantic Holdings, Inc.	219,587
47,304	Unum Group	1,252,610
		7,749,328
	Health Care—19.1%
29,967	CIGNA Corp.	1,403,355
7,442	Coventry Health Care, Inc.*	240,153
39,560	Forest Laboratories, Inc.*	1,311,809
7,537	Health Net, Inc.*	250,982
5,988	Healthspring, Inc.*	248,442
20,143	Humana, Inc.*	1,533,285

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,729	Kinetic Concepts, Inc.*	$279,153
23,519	Life Technologies Corp.*	1,298,249
22,205	Quest Diagnostics, Inc.	1,251,918
		7,817,346
	Industrials—16.3%
3,779	Alaska Air Group, Inc.*	248,923
5,688	Avery Dennison Corp.	237,417
4,793	Crane Co.	239,219
6,360	Equifax, Inc.	238,691
3,135	Esterline Technologies Corp.*	225,093
14,469	Goodrich Corp.	1,278,625
21,714	ITT Corp.	1,254,852
6,829	KBR, Inc.	262,029
15,776	L-3 Communications Holdings, Inc.	1,265,077
19,476	Rockwell Collins, Inc.	1,228,936
4,815	URS Corp.*	215,471
		6,694,333
	Information Technology—12.6%
4,607	Computer Sciences Corp.	234,865
4,378	DST Systems, Inc.	215,879
19,973	Fiserv, Inc.*	1,224,545
11,204	Ingram Micro, Inc., Class A*	209,851
25,701	KLA-Tencor Corp.	1,128,274
4,045	Lam Research Corp.*	195,414
11,701	NCR Corp.*	231,797
25,076	SanDisk Corp.*	1,232,235
12,698	Total System Services, Inc.	239,357
12,568	Vishay Intertechnology, Inc.*	239,797
		5,152,014
	Materials—6.2%
3,911	Albemarle Corp.	275,921
4,660	AptarGroup, Inc.	244,417
6,201	Ball Corp.	231,359
8,986	CF Industries Holdings, Inc.	1,271,968
2,535	Domtar Corp.	235,806
2,945	FMC Corp.	259,985
		2,519,456
	Utilities—5.6%
5,797	Alliant Energy Corp.	229,213
8,179	American Water Works Co., Inc.	240,299
35,023	Edison International	1,375,353
57,250	GenOn Energy, Inc.*	224,993
6,662	Northeast Utilities	237,167
		2,307,025
	Total Common Stocks and Other Equity Interests (Cost $35,837,507)	40,976,387

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

April 30, 2011

Number of Shares		Value
	Money Market Fund—0.2%
64,660	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,660)	$64,660
	Total Investments (Cost $35,902,167)—100.2%	41,041,047
	Liabilities in excess of other assets—(0.2%)	(70,563)
	Net Assets—100.0%	$40,970,484

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—8.5%
95,964	Ann, Inc.*	$2,995,037
10,477	Arbitron, Inc.	405,250
10,306	Churchill Downs, Inc.	429,863
129,343	Crocs, Inc.*	2,601,088
44,910	E.W. Scripps Co. (The), Class A*	426,645
18,624	Ethan Allen Interiors, Inc.	448,652
35,400	Exide Technologies*	355,416
66,293	Krispy Kreme Doughnuts, Inc.*	371,904
12,767	Monro Muffler Brake, Inc.	387,862
30,299	Pep Boys - Manny, Moe & Jack (The)	415,096
16,448	Zumiez, Inc.*	462,353
		9,299,166
	Consumer Staples—2.8%
4,602	Boston Beer Co., Inc., Class A*	433,785
162,400	Darling International, Inc.*	2,626,008
		3,059,793
	Energy—7.1%
121,580	CVR Energy, Inc.*	2,702,723
185,376	ION Geophysical Corp.*	2,343,153
4,020	OYO Geospace Corp.*	374,985
141,759	Western Refining, Inc.*	2,404,233
		7,825,094
	Financials—5.9%
32,149	HFF, Inc., Class A*	481,270
171,002	Investors Bancorp, Inc.*	2,571,870
19,651	MarketAxess Holdings, Inc.	478,502
39,841	NewStar Financial, Inc.*	476,100
26,910	Portfolio Recovery Associates, Inc.*	2,428,897
		6,436,639
	Health Care—7.4%
32,529	ABIOMED, Inc.*	565,354
7,361	Air Methods Corp.*	497,751
7,783	Computer Programs & Systems, Inc.	457,562
12,758	Cyberonics, Inc.*	453,802
109,859	Impax Laboratories, Inc.*	3,007,939
10,495	IPC The Hospitalist Co., Inc.*	544,271
17,234	Jazz Pharmaceuticals, Inc.*	549,937
16,310	Medidata Solutions, Inc.*	418,678
11,969	Molina Healthcare, Inc.*	514,667
33,442	Questcor Pharmaceuticals, Inc.*	685,561
41,040	Sunrise Senior Living, Inc.*	425,995
		8,121,517
	Industrials—39.4%
14,895	Acacia Research - Acacia Technologies*	612,333
81,903	Actuant Corp., Class A	2,273,627
19,458	Altra Holdings, Inc.*	494,039
4,453	American Science & Engineering, Inc.	392,309
70,667	Applied Industrial Technologies, Inc.	2,491,718

Number of Shares		Value
	Common Stocks (Continued)
9,323	Chart Industries, Inc.*	$453,191
57,114	Corporate Executive Board Co. (The)	2,275,993
9,877	Franklin Electric Co., Inc.	445,551
11,309	Gorman-Rupp Co. (The)	457,449
137,893	Heartland Express, Inc.	2,378,654
51,436	HEICO Corp.	2,477,158
86,993	Herman Miller, Inc.	2,263,558
123,959	Hexcel Corp.*	2,668,837
11,911	Hub Group, Inc., Class A*	479,775
44,815	II-VI, Inc.*	2,592,548
14,036	Insperity, Inc.	425,150
25,506	Interface, Inc., Class A	475,432
19,910	Kelly Services, Inc., Class A*	380,480
20,473	Knoll, Inc.	401,885
18,290	Korn/Ferry International*	378,786
25,452	Middleby Corp. (The)*	2,282,281
3,449	NACCO Industries, Inc., Class A	362,938
74,257	Old Dominion Freight Line, Inc.*	2,778,697
7,810	Raven Industries, Inc.	424,552
11,565	RBC Bearings, Inc.*	454,042
54,401	Robbins & Myers, Inc.	2,364,812
165,692	RSC Holdings, Inc.*	2,182,164
76,588	Sauer-Danfoss, Inc.*	4,519,458
43,226	Steelcase, Inc., Class A	499,260
11,844	Sun Hydraulics Corp.	550,628
22,997	Sykes Enterprises, Inc.*	460,630
16,094	Team, Inc.*	401,545
16,897	Titan Machinery, Inc.*	531,580
19,532	Trimas Corp.*	453,338
		43,084,398
	Information Technology—24.4%
13,710	ACI Worldwide, Inc.*	452,978
77,658	Advent Software, Inc.*	2,114,627
66,759	Ancestry.com, Inc.*	3,050,886
15,848	Blackbaud, Inc.	438,356
8,583	Cabot Microelectronics Corp.*	419,280
21,978	Cardtronics, Inc.*	467,033
14,990	Cognex Corp.	468,887
37,579	Coherent, Inc.*	2,349,063
12,767	DG FastChannel, Inc.*	467,145
17,125	Ebix, Inc.*	391,306
19,433	ExlService Holdings, Inc.*	402,652
36,749	Hittite Microwave Corp.*	2,366,268
12,217	Interactive Intelligence, Inc.*	457,160
226,783	Lawson Software, Inc.*	2,510,488
35,295	LoopNet, Inc.*	655,781
65,922	Magma Design Automation, Inc.*	419,264
13,690	Measurement Specialties, Inc.*	476,138
31,227	Monotype Imaging Holdings, Inc.*	424,687
16,809	NetScout Systems, Inc.*	430,142
13,370	OPNET Technologies, Inc.	523,569

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks (Continued)
11,142	OSI Systems, Inc.*	$427,741
46,510	Power-One, Inc.*	384,173
110,984	Powerwave Technologies, Inc.*	507,197
24,482	Radiant Systems, Inc.*	487,681
10,838	Rofin-Sinar Technologies, Inc.*	469,394
69,193	SAVVIS, Inc.*	2,723,437
102,672	Solarwinds, Inc.*	2,487,743
		26,773,076
	Materials—1.0%
11,946	Balchem Corp.	474,137
14,947	TPC Group, Inc.*	589,509
		1,063,646
	Telecommunication Services—3.5%
34,464	AboveNet, Inc.	2,300,472
35,284	General Communication, Inc., Class A*	405,766
26,753	Global Crossing Ltd.*	625,485
15,981	IDT Corp., Class B	463,289
		3,795,012
	Total Common Stocks (Cost $97,012,919)	109,458,341
	Money Market Fund—0.1%
98,375	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $98,375)	98,375
	Total Investments (Cost $97,111,294)—100.1%	109,556,716
	Liabilities in excess of other assets—(0.1%)	(105,909)
	Net Assets—100.0%	$109,450,807

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.9%
8,626	Aaron's, Inc.	$248,342
1,584	Ann, Inc.*	49,437
942	Arbitron, Inc.	36,437
90	Biglari Holdings, Inc.*	39,352
1,219	Bob Evans Farms, Inc.	38,228
2,054	Bridgepoint Education, Inc.*	36,048
5,370	Buckle, Inc. (The)	244,281
7,114	Cheesecake Factory, Inc. (The)*	209,294
816	Children's Place Retail Stores, Inc. (The)*	43,387
924	Churchill Downs, Inc.	38,540
1,627	Collective Brands, Inc.*	34,167
755	Cracker Barrel Old Country Store, Inc.	38,679
11,630	Crocs, Inc.*	233,879
4,024	E.W. Scripps Co. (The), Class A*	38,228
11,360	Express, Inc.*	245,262
3,033	Harte-Hanks, Inc.	28,177
9,051	Iconix Brand Group, Inc.*	221,659
1,707	Jack in the Box, Inc.*	35,249
1,303	Papa John's International, Inc.*	39,168
2,713	Pep Boys - Manny, Moe & Jack (The)	37,168
3,864	Pier 1 Imports, Inc.*	47,063
2,816	Ruby Tuesday, Inc.*	29,596
4,231	Sonic Corp.*	47,472
4,952	Stewart Enterprises, Inc., Class A	40,161
1,917	Superior Industries International, Inc.	48,443
5,653	Timberland Co. (The), Class A*	255,459
1,476	Zumiez, Inc.*	41,490
		2,444,666
	Consumer Staples—7.0%
413	Boston Beer Co., Inc., Class A*	38,929
4,913	Casey's General Stores, Inc.	191,754
679	Coca-Cola Bottling Co. Consolidated	47,836
14,570	Darling International, Inc.*	235,597
1,256	Elizabeth Arden, Inc.*	37,755
7,432	Fresh Del Monte Produce, Inc.	201,481
2,068	Inter Parfums, Inc.	39,354
3,575	Lancaster Colony Corp.	218,468
1,056	PriceSmart, Inc.	43,972
5,578	Ruddick Corp.	231,599
962	Weis Markets, Inc.	39,702
		1,326,447
	Energy—6.9%
2,399	Atlas Energy LP	63,957
372	Clayton Williams Energy, Inc.*	33,692
1,905	Cloud Peak Energy, Inc.*	39,662
10,931	CVR Energy, Inc.*	242,996
16,631	ION Geophysical Corp.*	210,216
5,601	NuStar GP Holdings LLC	221,968
360	OYO Geospace Corp.*	33,581

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,765	VAALCO Energy, Inc.*	$33,212
8,103	W&T Offshore, Inc.	217,241
12,746	Western Refining, Inc.*	216,172
		1,312,697
	Financials—14.3%
1,965	AmTrust Financial Services, Inc.	37,924
3,944	BGC Partners, Inc., Class A	38,060
1,099	City Holding Co.	37,476
29,306	CNO Financial Group, Inc.*	236,206
1,503	Community Bank System, Inc.	37,605
2,923	Credit Acceptance Corp.*	236,471
6,727	Delphi Financial Group, Inc., Class A	214,928
1,894	Employers Holdings, Inc.	38,183
1,223	FBL Financial Group, Inc., Class A	37,301
1,049	Harleysville Group, Inc.	33,652
2,227	Horace Mann Educators Corp.	39,819
1,406	Independent Bank Corp.	41,210
616	Infinity Property & Casualty Corp.	36,406
1,985	International Bancshares Corp.	34,976
1,761	MarketAxess Holdings, Inc.	42,880
3,683	Meadowbrook Insurance Group, Inc.	37,714
1,692	NBT Bancorp, Inc.	38,239
3,568	NewStar Financial, Inc.*	42,638
8,030	Primerica, Inc.	185,654
3,210	ProAssurance Corp.*	213,144
4,987	Prosperity Bancshares, Inc.	228,654
659	RLI Corp.	39,039
784	Safety Insurance Group, Inc.	36,707
14,865	Symetra Financial Corp.	206,326
1,389	Tower Group, Inc.	31,766
5,129	UMB Financial Corp.	215,982
1,844	United Fire & Casualty Co.	36,511
7,151	Unitrin, Inc.	216,246
629	World Acceptance Corp.*	42,740
		2,714,457
	Health Care—11.6%
660	Air Methods Corp.*	44,629
6,812	Centene Corp.*	246,799
3,154	Chemed Corp.	219,613
698	Computer Programs & Systems, Inc.	41,035
765	CorVel Corp.*	39,627
1,143	Cyberonics, Inc.*	40,657
1,232	Ensign Group, Inc. (The)	34,077
1,926	Immucor, Inc.*	42,045
9,876	Impax Laboratories, Inc.*	270,405
4,155	Integra LifeSciences Holdings Corp.*	217,348
942	IPC The Hospitalist Co., Inc.*	48,852
4,266	Magellan Health Services, Inc.*	221,917
2,185	Medicines Co. (The)*	34,304
1,460	Medidata Solutions, Inc.*	37,478

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,138	Myriad Genetics, Inc.*	$238,799
6,619	Owens & Minor, Inc.	228,025
1,208	Par Pharmaceutical Cos., Inc.*	41,604
1,464	PSS World Medical, Inc.*	42,105
3,679	Sunrise Senior Living, Inc.*	38,188
2,089	Team Health Holdings, Inc.*	41,529
2,156	ViroPharma, Inc.*	41,589
		2,210,625
	Industrials—22.0%
1,417	ABM Industries, Inc.	34,461
7,347	Actuant Corp., Class A	203,953
4,789	Air Transport Services Group, Inc.*	39,174
4,969	Alexander & Baldwin, Inc.	261,866
1,746	Altra Holdings, Inc.*	44,331
2,136	Amerco, Inc.*	217,274
399	American Science & Engineering, Inc.	35,152
1,164	Applied Industrial Technologies, Inc.	41,043
3,017	Atlas Air Worldwide Holdings, Inc.*	207,901
5,699	Belden, Inc.	216,733
1,223	Brink's Co. (The)	40,371
799	Cascade Corp.	36,594
837	Chart Industries, Inc.*	40,687
1,713	Colfax Corp.*	37,429
941	Corporate Executive Board Co. (The)	37,499
745	Cubic Corp.	40,290
5,613	Curtiss-Wright Corp.	186,632
1,492	Deluxe Corp.	40,403
2,269	Dycom Industries, Inc.*	33,717
968	Exponent, Inc.*	41,537
884	Franklin Electric Co., Inc.	39,877
4,998	Great Lakes Dredge & Dock Corp.	37,235
12,371	Heartland Express, Inc.	213,400
7,805	Herman Miller, Inc.	203,086
11,120	Hexcel Corp.*	239,414
1,068	Hub Group, Inc., Class A*	43,019
1,703	ICF International, Inc.*	41,485
1,702	Interline Brands, Inc.*	35,946
2,008	John Bean Technologies Corp.	40,582
1,787	Kelly Services, Inc., Class A*	34,150
1,837	Knoll, Inc.	36,060
1,140	Layne Christensen Co.*	33,926
1,507	M&F Worldwide Corp.*	37,811
1,586	Macquarie Infrastructure Co. LLC*	39,809
2,113	MasTec, Inc.*	47,923
2,286	Middleby Corp. (The)*	204,986
6,662	Old Dominion Freight Line, Inc.*	249,292
699	Raven Industries, Inc.	37,998
4,881	Robbins & Myers, Inc.	212,177
1,264	Sauer-Danfoss, Inc.*	74,589
2,402	SkyWest, Inc.	39,705

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,876	Steelcase, Inc., Class A	$44,768
1,062	Sun Hydraulics Corp.	49,372
2,063	Sykes Enterprises, Inc.*	41,322
3,913	Teledyne Technologies, Inc.*	197,567
1,749	Trimas Corp.*	40,594
669	UniFirst Corp.	34,627
		4,187,767
	Information Technology—16.0%
1,230	ACI Worldwide, Inc.*	40,639
2,207	Acxiom Corp.*	32,134
5,989	Ancestry.com, Inc.*	273,697
978	Black Box Corp.	34,171
3,016	Brightpoint, Inc.*	30,522
3,522	CACI International, Inc., Class A*	215,229
1,972	Cardtronics, Inc.*	41,905
3,371	Coherent, Inc.*	210,721
14,622	Convergys Corp.*	212,019
2,447	Electronics for Imaging, Inc.*	43,948
1,743	ExlService Holdings, Inc.*	36,115
1,117	FEI Co.*	36,258
3,454	GT Solar International, Inc.*	38,581
2,090	Insight Enterprises, Inc.*	35,864
1,097	Interactive Intelligence, Inc.*	41,050
1,297	j2 Global Communications, Inc.*	38,210
20,389	Lawson Software, Inc.*	225,706
5,904	Magma Design Automation, Inc.*	37,549
512	MAXIMUS, Inc.	40,955
1,229	Measurement Specialties, Inc.*	42,745
847	MTS Systems Corp.	37,497
1,326	Multi-Fineline Electronix, Inc.*	35,311
1,508	NetScout Systems, Inc.*	38,590
8,106	NeuStar, Inc., Class A*	217,970
2,314	Newport Corp.*	43,341
1,200	OPNET Technologies, Inc.	46,992
5,948	Plantronics, Inc.	220,492
6,950	Progress Software Corp.*	206,068
11,519	QLogic Corp.*	207,112
1,030	ScanSource, Inc.*	36,843
1,795	Spansion, Inc., Class A*	35,362
3,518	TeleNav, Inc.*	47,775
1,657	TeleTech Holdings, Inc.*	32,925
2,135	TTM Technologies, Inc.*	40,821
2,496	ValueClick, Inc.*	41,808
1,122	Verint Systems, Inc.*	38,406
		3,035,331
	Materials—6.0%
4,392	Boise, Inc.	43,129
1,440	Buckeye Technologies, Inc.	40,550
468	Clearwater Paper Corp.*	36,729
2,405	Ferro Corp.*	36,075

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
40,738	Graphic Packaging Holding Co.*	$223,652
1,402	Innospec, Inc.*	52,799
899	Materion Corp.*	37,542
2,774	Mercer International, Inc.*	33,760
1,618	NewMarket Corp.	298,230
981	Quaker Chemical Corp.	44,322
6,141	Sensient Technologies Corp.	232,682
1,340	TPC Group, Inc.*	52,850
		1,132,320
	Telecommunication Services—1.5%
3,092	AboveNet, Inc.	206,391
3,162	General Communication, Inc., Class A*	36,363
8,808	Vonage Holdings Corp.*	45,449
		288,203
	Utilities—1.8%
1,361	El Paso Electric Co.*	42,164
974	Laclede Group, Inc. (The)	37,373
925	MGE Energy, Inc.	38,859
8,941	Portland General Electric Co.	223,167
		341,563
	Total Common Stocks and Other Equity Interests (Cost $15,883,242)	18,994,076
	Money Market Fund—0.4%
65,371	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $65,371)	65,371
	Total Investments (Cost $15,948,613)—100.4%	19,059,447
	Liabilities in excess of other assets—(0.4%)	(68,104)
	Net Assets—100.0%	$18,991,343

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—15.4%
66,791	Aaron's, Inc.	$1,922,913
17,594	Ameristar Casinos, Inc.	351,000
9,438	Bob Evans Farms, Inc.	295,976
41,581	Buckle, Inc. (The)	1,891,520
6,318	Children's Place Retail Stores, Inc. (The)*	335,928
12,601	Collective Brands, Inc.*	264,621
5,845	Cracker Barrel Old Country Store, Inc.	299,439
88,224	Express, Inc.*	1,904,756
23,482	Harte-Hanks, Inc.	218,148
10,342	Helen of Troy Ltd.*	321,843
13,215	Jack in the Box, Inc.*	272,890
45,063	Meredith Corp.	1,506,006
10,089	Papa John's International, Inc.*	303,275
29,917	Pier 1 Imports, Inc.*	364,389
21,802	Ruby Tuesday, Inc.*	229,139
32,764	Sonic Corp.*	367,612
38,347	Stewart Enterprises, Inc., Class A	310,994
		11,160,449
	Consumer Staples—7.8%
38,045	Casey's General Stores, Inc.	1,484,896
5,255	Coca-Cola Bottling Co. Consolidated	370,215
27,767	Lancaster Colony Corp.	1,696,841
43,194	Ruddick Corp.	1,793,415
7,450	Weis Markets, Inc.	307,462
		5,652,829
	Energy—3.5%
2,883	Clayton Williams Energy, Inc.*	261,113
14,747	Cloud Peak Energy, Inc.*	307,033
36,896	VAALCO Energy, Inc.*	257,165
62,740	W&T Offshore, Inc.	1,682,059
		2,507,370
	Financials—25.9%
15,215	AmTrust Financial Services, Inc.	293,650
30,542	BGC Partners, Inc., Class A	294,730
8,508	City Holding Co.	290,123
227,607	CNO Financial Group, Inc.*	1,834,513
11,638	Community Bank System, Inc.	291,183
22,637	Credit Acceptance Corp.*	1,831,333
52,092	Delphi Financial Group, Inc., Class A	1,664,339
14,665	Employers Holdings, Inc.	295,646
9,472	FBL Financial Group, Inc., Class A	288,896
102,939	First American Financial Corp.	1,605,848
8,122	Harleysville Group, Inc.	260,554
17,241	Horace Mann Educators Corp.	308,269
10,889	Independent Bank Corp.	319,157
4,772	Infinity Property & Casualty Corp.	282,025
15,367	International Bancshares Corp.	270,767
28,517	Meadowbrook Insurance Group, Inc.	292,014
13,103	NBT Bancorp, Inc.	296,128

Number of Shares		Value
	Common Stocks (Continued)
24,859	ProAssurance Corp.*	$1,650,638
5,101	RLI Corp.	302,183
6,071	Safety Insurance Group, Inc.	284,244
115,098	Symetra Financial Corp.	1,597,560
10,752	Tower Group, Inc.	245,898
39,715	UMB Financial Corp.	1,672,399
14,279	United Fire & Casualty Co.	282,724
55,534	Unitrin, Inc.	1,679,348
4,872	World Acceptance Corp.*	331,052
		18,765,221
	Health Care—6.5%
4,486	Chemed Corp.	312,360
33,035	Magellan Health Services, Inc.*	1,718,481
16,922	Medicines Co. (The)*	265,676
51,254	Owens & Minor, Inc.	1,765,700
9,354	Par Pharmaceutical Cos., Inc.*	322,152
16,174	Team Health Holdings, Inc.*	321,539
		4,705,908
	Industrials—15.6%
37,084	Air Transport Services Group, Inc.*	303,347
38,591	Alexander & Baldwin, Inc.	2,033,746
16,591	Amerco, Inc.*	1,687,637
23,389	Atlas Air Worldwide Holdings, Inc.*	1,611,736
9,469	Brink's Co. (The)	312,572
43,464	Curtiss-Wright Corp.	1,445,178
11,556	Deluxe Corp.	312,936
8,937	G&K Services, Inc., Class A	295,815
15,546	John Bean Technologies Corp.	314,185
8,829	Layne Christensen Co.*	262,751
11,671	M&F Worldwide Corp.*	292,825
16,363	MasTec, Inc.*	371,113
18,600	SkyWest, Inc.	307,458
30,301	Teledyne Technologies, Inc.*	1,529,897
5,183	UniFirst Corp.	268,272
		11,349,468
	Information Technology—13.9%
7,574	Black Box Corp.	264,636
23,351	Brightpoint, Inc.*	236,312
27,354	CACI International, Inc., Class A*	1,671,603
113,563	Convergys Corp.*	1,646,664
26,744	GT Solar International, Inc.*	298,731
16,183	Insight Enterprises, Inc.*	277,700
10,044	j2 Global Communications, Inc.*	295,896
10,266	Multi-Fineline Electronix, Inc.*	273,384
62,764	NeuStar, Inc., Class A*	1,687,724
17,917	Newport Corp.*	335,585
31,699	Photronics, Inc.*	276,732
89,191	QLogic Corp.*	1,603,654
7,974	ScanSource, Inc.*	285,230
13,899	Spansion, Inc., Class A*	273,810

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks (Continued)
27,242	TeleNav, Inc.*	$369,946
16,530	TTM Technologies, Inc.*	316,054
		10,113,661
	Materials—7.3%
34,010	Boise, Inc.	333,978
11,146	Buckeye Technologies, Inc.	313,871
3,624	Clearwater Paper Corp.*	284,412
21,482	Mercer International, Inc.*	261,436
12,560	NewMarket Corp.	2,315,059
47,690	Sensient Technologies Corp.	1,806,974
		5,315,730
	Telecommunication Services—0.5%
68,201	Vonage Holdings Corp.*	351,917
	Utilities—3.7%
10,540	El Paso Electric Co.*	326,529
7,545	Laclede Group, Inc. (The)	289,502
7,161	MGE Energy, Inc.	300,833
69,229	Portland General Electric Co.	1,727,956
		2,644,820
	Total Common Stocks (Cost $61,650,056)	72,567,373
	Money Market Fund—0.1%
94,203	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $94,203)	94,203
	Total Investments (Cost $61,744,259)—100.2%	72,661,576
	Liabilities in excess of other assets—(0.2%)	(121,701)
	Net Assets—100.0%	$72,539,875

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—14.4%
29,534	AH Belo Corp., Class A*	$245,723
15,701	Arctic Cat, Inc.*	263,620
13,363	Asbury Automotive Group, Inc.*	231,180
5,006	Ascent Media Corp., Class A*	240,438
30,874	Audiovox Corp., Class A*	227,850
34,438	Ballantyne Strong, Inc.*	232,457
54,055	Beazer Homes USA, Inc.*	251,896
60,113	Bluegreen Corp.*	233,840
15,946	Bon-Ton Stores, Inc. (The)	221,330
1	Brookfield Residential Properties, Inc. (Canada)*	12
40,821	Build-A-Bear Workshop, Inc.*	250,233
36,203	Callaway Golf Co.	256,317
55,118	Conn's, Inc.*	361,023
7,476	Core-Mark Holding Co., Inc.*	250,521
25,165	Cost Plus, Inc.*	274,047
10,719	Destination Maternity Corp.	250,503
5,867	Dorman Products, Inc.*	228,813
24,931	E.W. Scripps Co. (The), Class A*	236,844
18,525	Fred's, Inc., Class A	258,609
54,281	Furniture Brands International, Inc.*	262,720
6,509	G-III Apparel Group Ltd.*	291,994
119,368	Gray Television, Inc.*	333,037
51,787	Hastings Entertainment, Inc.*	259,971
25,969	Isle of Capri Casinos, Inc.*	247,744
12,777	JAKKS Pacific, Inc.*	268,828
41,175	Journal Communications, Inc., Class A*	224,404
33,615	Kid Brands, Inc.*	245,726
16,291	Lifetime Brands, Inc.	259,353
16,932	Lithia Motors, Inc., Class A	307,993
62,874	LJ International, Inc. (British Virgin Islands)*	245,209
46,695	Luby's, Inc.*	233,475
16,457	M/I Homes, Inc.*	218,714
15,315	Modine Manufacturing Co.*	272,760
17,676	Motorcar Parts of America, Inc.*	246,050
16,823	Movado Group, Inc.	280,776
35,206	New York & Co., Inc.*	216,165
27,426	NIVS IntelliMedia Technology Group, Inc.*	54,303
19,430	Pep Boys - Manny, Moe & Jack (The)	266,191
8,991	Perry Ellis International, Inc.*	253,366
30,093	Red Lion Hotels Corp.*	263,314
9,086	Red Robin Gourmet Burgers, Inc.*	247,048
16,162	Rocky Brands, Inc.*	246,147
47,892	Ruth's Hospitality Group, Inc.*	235,150
8,819	Shoe Carnival, Inc.*	258,132
36,000	Spartan Motors, Inc.	243,360
17,852	Standard Motor Products, Inc.	254,391
24,418	Stein Mart, Inc.*	265,668
11,123	Steinway Musical Instruments, Inc.*	278,075
32,348	Stewart Enterprises, Inc., Class A	262,342

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,884	Stoneridge, Inc.*	$258,325
10,745	Sturm Ruger & Co., Inc.	255,516
9,627	Superior Industries International, Inc.	243,274
32,644	TravelCenters of America LLC*	256,582
50,404	Tuesday Morning Corp.*	252,020
14,544	Unifi, Inc.*	237,358
8,345	Universal Electronics, Inc.*	231,073
38,831	ValueVision Media, Inc., Class A*	247,742
61,886	Zale Corp.*	227,740
		14,267,292
	Consumer Staples—3.5%
61,420	Alliance One International, Inc.*	245,066
26,793	Central Garden & Pet Co., Class A*	268,466
26,773	Craft Brewers Alliance, Inc.*	246,579
6,510	Nash Finch Co.	242,302
11,597	Oil-Dri Corp. of America	256,178
18,124	Omega Protein Corp.*	233,437
16,653	Pantry, Inc. (The)*	257,789
21,464	Prestige Brands Holdings, Inc.*	247,909
8,272	Seneca Foods Corp., Class A*	231,285
16,688	Spartan Stores, Inc.	260,500
33,289	SunOpta, Inc. (Canada)*	235,020
18,843	Susser Holdings Corp.*	259,845
34,582	Winn-Dixie Stores, Inc.*	245,186
16,286	Zhongpin, Inc.*	271,976
		3,501,538
	Energy—7.3%
21,857	Bronco Drilling Co., Inc.*	239,990
23,034	Capital Product Partners LP (Marshall Islands)	260,284
24,836	Crosstex Energy, Inc.	262,020
5,576	Dawson Geophysical Co.*	248,690
51,359	DHT Holdings, Inc.	222,384
13,595	Energy Partners Ltd.*	247,565
7,824	Georesources, Inc.*	227,053
9,495	Global Partners LP	266,430
20,562	Green Plains Renewable Energy, Inc.*	257,436
7,692	Gulf Island Fabrication, Inc.	271,835
16,212	Harvest Natural Resources, Inc.*	224,050
37,387	Hercules Offshore, Inc.*	234,603
53,474	Hyperdynamics Corp.*	225,660
9,873	Knightsbridge Tankers Ltd. (Bermuda)	221,056
28,507	Magnum Hunter Resources Corp.*	232,617
17,568	Matrix Service Co.*	254,033
2,499	OYO Geospace Corp.*	233,107
35,758	Parker Drilling Co.*	254,955
26,390	PetroQuest Energy, Inc.*	231,176
17,899	Pioneer Drilling Co.*	277,435
15,490	REX American Resources Corp.*	267,667
23,592	Teekay Tankers Ltd., Class A (Marshall Islands)	221,765
6,794	TransMontaigne Partners LP	244,992

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,754	Triangle Petroleum Corp.*	$234,759
22,233	Tsakos Energy Navigation Ltd. (Bermuda)	231,001
77,429	Uranerz Energy Corp.*	215,253
118,767	Uranium Resources, Inc.*	216,156
31,844	VAALCO Energy, Inc.*	221,953
56,144	Voyager Oil & Gas, Inc.*	239,173
48,517	Warren Resources, Inc.*	219,782
		7,204,880
	Financials—25.4%
11,011	Agree Realty Corp. REIT	257,547
11,514	American Safety Insurance Holdings Ltd. (Bermuda)*	234,425
24,296	Ameris Bancorp*	241,502
11,054	AMERISAFE, Inc.*	246,836
15,112	Apollo Commercial Real Estate Finance, Inc. REIT	246,930
43,477	Arbor Realty Trust, Inc. REIT*	228,689
8,121	Arlington Asset Investment Corp., Class A	247,690
32,567	ARMOUR Residential REIT, Inc.	241,973
22,422	Ashford Hospitality Trust, Inc. REIT*	279,602
28,848	Asta Funding, Inc.	233,957
12,470	Avatar Holdings, Inc.*	224,460
14,150	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	245,644
26,775	Bancorp, Inc. (The)*	262,127
104,217	Banner Corp.	286,597
11,835	Berkshire Hills Bancorp, Inc.	263,920
15,922	BofI Holding, Inc.*	267,490
34,938	Boston Private Financial Holdings, Inc.	244,217
23,432	Brookline Bancorp, Inc.	216,043
14,726	Calamos Asset Management, Inc., Class A	239,592
2,698	Capital Southwest Corp.	259,656
45,066	CapLease, Inc. REIT	252,370
40,951	Cedar Shopping Centers, Inc. REIT	241,611
14,198	Chesapeake Lodging Trust REIT	255,280
35,538	CoBiz Financial, Inc.	241,303
16,735	Dime Community Bancshares	258,723
24,528	Dynex Capital, Inc. REIT	242,337
30,728	Education Realty Trust, Inc. REIT	261,495
12,805	Federal Agricultural Mortgage Corp., Class C	242,655
14,111	Financial Institutions, Inc.	239,887
48,629	First Busey Corp.	255,302
17,393	First Community Bancshares, Inc.	258,460
29,865	First Merchants Corp.	276,849
16,405	Flushing Financial Corp.	241,482
17,536	Fox Chase Bancorp, Inc.	239,366
6,519	FPIC Insurance Group, Inc.*	240,681
21,840	Gladstone Capital Corp.	248,102
31,827	Gladstone Investment Corp.	246,341
58,257	Gramercy Capital Corp. REIT*	174,188

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,475	Hallmark Financial Services, Inc.*	$252,011
22,467	Hercules Technology Growth Capital, Inc.	241,520
16,436	HFF, Inc., Class A*	246,047
24,592	Hilltop Holdings, Inc.*	238,542
14,691	Horace Mann Educators Corp.	262,675
9,133	Independent Bank Corp.	267,688
17,394	Internet Capital Group, Inc.*	241,603
9,723	INTL FCStone, Inc.*	257,465
46,498	Kite Realty Group Trust REIT	241,790
29,561	Kohlberg Capital Corp.	221,116
32,956	Maiden Holdings Ltd. (Bermuda)	245,522
13,397	Main Street Capital Corp.	251,998
19,992	Marlin Business Services Corp.*	243,702
38,005	MCG Capital Corp.	250,833
23,862	Meadowbrook Insurance Group, Inc.	244,347
37,574	Mission West Properties, Inc. REIT	288,568
17,994	MVC Capital, Inc.	248,857
25,665	Nara Bancorp, Inc.*	252,287
16,577	National Financial Partners Corp.*	266,724
1,510	National Western Life Insurance Co., Class A	243,216
22,609	NewStar Financial, Inc.*	270,178
25,626	NGP Capital Resources Co.	241,909
46,162	NorthStar Realty Finance Corp. REIT	233,118
16,384	One Liberty Properties, Inc. REIT	254,116
7,383	Oppenheimer Holdings, Inc., Class A	226,732
19,658	Oriental Financial Group, Inc.	254,768
14,544	Parkway Properties, Inc. REIT	260,774
20,723	PennantPark Investment Corp.	255,722
13,420	PennyMac Mortgage Investment Trust REIT	245,854
90,837	Phoenix Cos., Inc. (The)*	244,352
14,774	Pinnacle Financial Partners, Inc.*	237,418
91,461	PMI Group, Inc. (The)*	197,556
25,919	Presidential Life Corp.	288,738
23,899	Provident New York Bancorp	224,173
100,398	RAIT Financial Trust REIT	244,971
19,689	Ramco-Gershenson Properties Trust REIT	253,791
14,536	Renasant Corp.	243,914
12,676	Republic Bancorp, Inc., Class A	276,083
37,457	Resource Capital Corp. REIT	242,721
22,594	Retail Opportunity Investments Corp. REIT	255,086
11,455	S&T Bancorp, Inc.	233,797
14,036	Sabra Healthcare REIT, Inc. REIT	236,085
12,021	Safeguard Scientifics, Inc.*	235,011
5,349	Safety Insurance Group, Inc.	250,440
30,851	Sanders Morris Harris Group, Inc.	266,244
13,388	Sandy Spring Bancorp, Inc.	239,244
17,210	Southwest Bancorp, Inc.*	244,038
23,576	Stewart Information Services Corp.	239,061
243	Sun Bancorp, Inc.*	885
40,687	SWS Group, Inc.	248,191
73,729	Thomas Properties Group, Inc.*	264,687

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,075	Tower Bancorp, Inc.	$240,438
15,783	TowneBank	233,904
13,681	Triangle Capital Corp.	244,343
23,606	Two Harbors Investment Corp. REIT	246,919
12,221	United Fire & Casualty Co.	241,976
18,994	ViewPoint Financial Group	234,576
4,204	Virtus Investment Partners, Inc.*	222,013
15,326	Walter Investment Management Corp. REIT	273,109
10,306	Washington Trust Bancorp, Inc.	241,470
11,810	WesBanco, Inc.	239,743
71,192	West Coast Bancorp*	254,867
30,072	Western Alliance Bancorp*	248,695
20,149	Winthrop Realty Trust REIT	244,407
5,245	WSFS Financial Corp.	235,868
		25,203,825
	Health Care—6.8%
34,539	Achillion Pharmaceuticals, Inc.*	192,728
42,817	Akorn, Inc.*	283,449
16,333	AngioDynamics, Inc.*	266,228
60,523	AVANIR Pharmaceuticals, Inc., Class A*	264,485
55,129	BSD Medical Corp.*	226,580
36,543	Caliper Life Sciences, Inc.*	244,473
9,604	Cantel Medical Corp.	249,032
23,007	Capital Senior Living Corp.*	213,275
36,424	Endologix, Inc.*	289,571
7,643	Ensign Group, Inc. (The)	211,405
30,394	Five Star Quality Care, Inc.*	254,702
9,329	Greatbatch, Inc.*	252,536
16,077	Healthways, Inc.*	272,023
23,045	Kendle International, Inc.*	231,602
17,695	MedCath Corp.*	239,059
50,634	Merge Healthcare, Inc.*	249,626
52,217	Metropolitan Health Networks, Inc.*	220,356
14,691	Natus Medical, Inc.*	249,306
16,626	Palomar Medical Technologies, Inc.*	266,182
35,513	QLT, Inc. (Canada)*	289,431
16,994	Skilled Healthcare Group, Inc., Class A*	205,967
20,706	Sunrise Senior Living, Inc.*	214,928
41,950	Synergetics USA, Inc.*	228,627
18,937	Syneron Medical Ltd. (Israel)*	237,659
11,990	Triple-S Management Corp., Class B (Puerto Rico)*	251,071
93,554	YM Biosciences, Inc. (Canada)*	307,793
102,080	Zalicus, Inc.*	312,365
		6,724,459
	Industrials—15.1%
30,997	Aceto Corp.	248,286
28,894	Air Transport Services Group, Inc.*	236,353
8,989	Alamo Group, Inc.	257,175
27,898	Alexco Resource Corp. (Canada)*	267,542

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,453	Altra Holdings, Inc.*	$265,402
9,803	American Railcar Industries, Inc.*	277,719
18,725	Apogee Enterprises, Inc.	267,393
5,420	AZZ, Inc.	237,288
9,463	CAI International, Inc.*	238,089
5,538	Cascade Corp.	253,640
34,249	CBIZ, Inc.*	251,045
17,545	Comfort Systems USA, Inc.	214,224
26,700	Covenant Transport Group, Inc., Class A*	254,718
20,329	Dolan Co. (The)*	239,272
10,241	Ducommun, Inc.	232,983
10,714	DXP Enterprises, Inc.*	281,242
14,077	Dycom Industries, Inc.*	209,184
66,392	Eagle Bulk Shipping, Inc.*	227,725
10,146	Encore Wire Corp.	283,175
14,514	Ennis, Inc.	271,122
57,593	Excel Maritime Carriers Ltd. (Liberia)*	230,948
50,416	Force Protection, Inc.*	226,368
7,518	FreightCar America, Inc.	225,390
7,351	G&K Services, Inc., Class A	243,318
22,939	Genco Shipping & Trading Ltd.*	192,458
20,716	Gibraltar Industries, Inc.*	241,963
34,679	Global Ship Lease, Inc., Class A*	217,437
32,362	Great Lakes Dredge & Dock Corp.	241,097
8,609	Greenbrier Cos., Inc.*	233,046
12,018	ICF International, Inc.*	292,758
21,804	Industrial Services of America, Inc.*	259,468
9,349	Kadant, Inc.*	288,417
11,247	Kelly Services, Inc., Class A*	214,930
5,732	LB Foster Co., Class A	243,954
12,077	LMI Aerospace, Inc.*	242,144
27,784	Lydall, Inc.*	270,894
9,732	M&F Worldwide Corp.*	244,176
11,069	Marten Transport Ltd.	247,503
15,044	Miller Industries, Inc.	237,996
12,221	Multi-Color Corp.	252,486
10,327	MYR Group, Inc.*	257,452
24,708	Navigant Consulting, Inc.*	287,848
43,326	Navios Maritime Holdings, Inc. (Greece)	229,195
13,399	NN, Inc.*	234,884
26,100	On Assignment, Inc.*	286,317
86,670	Paragon Shipping, Inc., Class A	256,543
6,276	Powell Industries, Inc.*	248,027
3,585	Preformed Line Products Co.	257,582
38,411	Republic Airways Holdings, Inc.*	207,227
12,491	Rush Enterprises, Inc., Class A*	263,185
15,068	Saia, Inc.*	250,129
17,356	SFN Group, Inc.*	182,759
31,777	Sparton Corp.*	258,665
6,450	Standex International Corp.	235,812
9,687	Titan Machinery, Inc.*	304,753

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,371	Trimas Corp.*	$263,921
7,674	Twin Disc, Inc.	261,453
48,616	Ultrapetrol Bahamas Ltd.*	264,957
10,317	Viad Corp.	255,965
41,175	WCA Waste Corp.*	245,815
		14,912,817
	Information Technology—19.6%
15,783	Allot Communications Ltd. (Israel)*	258,052
9,776	Amtech Systems, Inc.*	223,675
55,138	Anadigics, Inc.*	215,590
12,300	Anaren, Inc.*	204,057
13,094	ATMI, Inc.*	260,702
41,512	AudioCodes Ltd. (Israel)*	256,129
93,200	Axcelis Technologies, Inc.*	174,284
34,427	AXT, Inc.*	240,645
7,035	Black Box Corp.	245,803
17,809	Brooks Automation, Inc.*	217,804
34,568	Bsquare Corp.*	245,778
9,160	CEVA, Inc.*	280,113
36,452	CIBER, Inc.*	208,505
30,582	Cogo Group, Inc.*	251,078
16,089	Cohu, Inc.	231,842
38,280	Cray, Inc.*	257,242
22,860	CTS Corp.	251,231
22,968	Daktronics, Inc.	246,447
23,364	DDi Corp.	224,528
18,763	DemandTec, Inc.*	207,706
14,224	Electro Scientific Industries, Inc.*	233,985
16,784	Electronics for Imaging, Inc.*	301,441
34,539	eMagin Corp.*	278,039
12,571	EMS Technologies, Inc.*	317,543
9,197	ePlus, Inc.*	254,297
22,608	EXFO, Inc. (Canada)*	212,741
70,613	Extreme Networks, Inc.*	221,019
56,397	FSI International, Inc.*	259,426
26,402	Gerber Scientific, Inc.*	252,403
26,850	GSI Technology, Inc.*	239,233
21,921	Imation Corp.*	225,129
28,524	InfoSpace, Inc.*	256,716
26,339	Integrated Silicon Solution, Inc.*	254,435
37,589	Internap Network Services Corp.*	304,095
67,142	inTEST Corp.*	266,554
16,653	Kemet Corp.*	261,952
8,966	Kenexa Corp.*	263,780
13,312	Keynote Systems, Inc.	284,078
20,503	KIT Digital, Inc.*	235,990
26,432	Kulicke & Soffa Industries, Inc.*	239,474
41,880	Lattice Semiconductor Corp.*	284,365
18,498	LeCroy Corp.*	241,584
34,506	Limelight Networks, Inc.*	219,803

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,712	Magic Software Enterprises Ltd. (Israel)*	$212,628
78,155	Majesco Entertainment Co.*	293,081
7,177	Measurement Specialties, Inc.*	249,616
11,555	Mercury Computer Systems, Inc.*	223,127
23,539	MIPS Technologies, Inc.*	195,844
13,654	Nanometrics, Inc.*	220,785
38,596	Ness Technologies, Inc.*	251,646
13,860	Newport Corp.*	259,598
25,197	Nova Measuring Instruments Ltd. (Israel)*	248,442
12,668	Oplink Communications, Inc.*	250,826
101,645	Opnext, Inc.*	239,882
19,227	Orbotech Ltd. (Israel)*	246,490
27,224	Photronics, Inc.*	237,666
6,967	RADWARE Ltd. (Israel)*	245,447
18,532	Richardson Electronics Ltd.	249,811
8,929	Rubicon Technology, Inc.*	254,566
22,336	Rudolph Technologies, Inc.*	252,620
25,722	SeaChange International, Inc.*	275,483
22,606	Sierra Wireless, Inc. (Canada)*	267,881
19,063	Sigma Designs, Inc.*	243,244
13,420	Silicom Ltd. (Israel)*	286,785
27,562	Silicon Image, Inc.*	229,316
31,436	SMART Modular Technologies (WWH), Inc.*	287,325
84,596	SMTC Corp.*	221,642
10,019	Standard Microsystems Corp.*	272,016
47,596	Support.com, Inc.*	272,725
34,031	Telular Corp.	237,877
73,766	TheStreet.com, Inc.	265,558
8,316	Ultratech, Inc.*	260,374
39,150	United Online, Inc.	258,390
105,145	UTStarcom, Inc.*	270,223
13,190	Virtusa Corp.*	246,125
16,732	Web.com Group, Inc.*	264,031
70,586	Westell Technologies, Inc., Class A*	254,110
22,086	Xyratex Ltd. (Bermuda)*	225,498
		19,379,971
	Materials—5.9%
13,094	A.M. Castle & Co.*	247,215
28,071	Boise, Inc.	275,657
22,618	China Agritech, Inc.*	140,051
45,903	General Moly, Inc.*	235,023
6,009	Hawkins, Inc.	282,663
4,404	Haynes International, Inc.	237,992
41,898	Headwaters, Inc.*	228,763
7,726	Innospec, Inc.*	290,961
14,228	KapStone Paper and Packaging Corp.*	247,283
6,171	LSB Industries, Inc.*	249,000
18,225	Mercer International, Inc.*	221,798
11,119	Neenah Paper, Inc.	259,406
7,540	Olympic Steel, Inc.	221,450

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,531	P.H. Glatfelter Co.	$252,022
20,146	Puda Coal, Inc.*	120,876
6,141	Quaker Chemical Corp.	277,450
30,087	SinoCoking Coal and Coke Chemical Industries, Inc.*	192,557
8,552	TPC Group, Inc.*	337,291
14,204	UFP Technologies, Inc.*	275,558
7,259	Universal Stainless & Alloy Products, Inc.*	263,139
39,469	US Energy Corp. Wyoming*	225,763
61,741	Vista Gold Corp. (Canada)*	202,510
32,886	Zagg, Inc.*	292,028
18,191	Zoltek Cos., Inc.*	233,754
		5,810,210
	Telecommunication Services—1.3%
22,562	General Communication, Inc., Class A*	259,463
9,157	IDT Corp., Class B	265,461
30,972	Iridium Communications, Inc.*	242,511
17,052	USA Mobility, Inc.	263,453
11,436	Vocaltec Communications Ltd. (Israel)*	241,300
		1,272,188
	Utilities—0.8%
10,492	Central Vermont Public Service Corp.	245,618
13,594	Middlesex Water Co.	256,654
43,443	Star Gas Partners LP	258,486
		760,758
	Total Common Stocks and Other Equity Interests (Cost $90,722,825)	99,037,938
	Money Market Fund—0.0%
64,937	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,937)	64,937
	Total Investments (Cost $90,787,762)—100.1%	99,102,875
	Liabilities in excess of other assets—(0.1%)	(138,646)
	Net Assets—100.0%	$98,964,229

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

49

Statements of Assets and Liabilities

April 30, 2011

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
ASSETS:
Investments, at value	$196,767,852	$35,710,350	$422,090,215	$130,450,560	$23,145,377
Cash	459	250	—	364	237
Foreign currencies, at value	—	—	—	—	—
Receivables:
Dividends	73,505	47,177	931,384	17,544	9,847
Expense waivers	708	10,186	1,161	5,468	11,864
Investments sold	—	—	—	—	—
Shares sold	—	—	—	—	—
Total Assets	196,842,524	35,767,963	423,022,760	130,473,936	23,167,325
LIABILITIES:
Due to custodian	—	—	355,886	—	—
Payables:
Investments purchased	—	—	—	—	—
Accrued advisory fees	78,879	14,225	168,225	52,273	9,276
Accrued expenses	189,434	80,945	179,270	131,176	77,307
Total Liabilities	268,313	95,170	703,381	183,449	86,583
NET ASSETS	$196,574,211	$35,672,793	$422,319,379	$130,290,487	$23,080,742
NET ASSETS CONSIST OF:
Shares of beneficial interest	$399,898,812	$39,147,914	$474,388,033	$272,677,114	$28,671,777
Undistributed net investment income (loss)	227,518	142,744	1,301,921	(9,959)	24,690
Undistributed net realized gain (loss)	(243,347,116)	(9,874,934)	(105,959,147)	(164,996,344)	(9,239,974)
Net unrealized appreciation	39,794,997	6,257,069	52,588,572	22,619,676	3,624,249
Net Assets	$196,574,211	$35,672,793	$422,319,379	$130,290,487	$23,080,742
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,150,000	1,350,000	20,750,000	5,400,000	850,000
Net asset value	$17.63	$26.42	$20.35	$24.13	$27.15
Share price	$17.63	$26.42	$20.36	$24.13	$27.15
Investments, at cost	$156,972,855	$29,453,281	$369,501,643	$107,830,884	$19,521,128
Foreign currencies, at cost	$—	$—	$—	$—	$—

See Notes to Financial Statements.

50

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Zacks Micro Cap Portfolio
ASSETS:
Investments, at value	$41,041,047	$109,556,716	$19,059,447	$72,661,576	$99,102,875
Cash	258	15,662	232	287	349
Foreign currencies, at value	—	—	—	—	28,640
Receivables:
Dividends	20,129	2,197	1,480	6,428	27,319
Expense waivers	10,284	7,974	10,748	11,803	9,317
Investments sold	—	—	—	—	4,144
Shares sold	—	2,821,499	—	—	—
Total Assets	41,071,718	112,404,048	19,071,907	72,680,094	99,172,644
LIABILITIES:
Due to custodian	—	—	—	—	—
Payables:
Investments purchased	—	2,825,210	1,720	13,320	10,813
Accrued advisory fees	16,528	40,079	7,560	29,045	42,998
Accrued expenses	84,706	87,952	71,284	97,854	154,604
Total Liabilities	101,234	2,953,241	80,564	140,219	208,415
NET ASSETS	$40,970,484	$109,450,807	$18,991,343	$72,539,875	$98,964,229
NET ASSETS CONSIST OF:
Shares of beneficial interest	$79,653,167	$142,955,322	$24,318,187	$106,277,154	$172,707,061
Undistributed net investment income (loss)	47,137	(4,922)	(1,090)	91,142	109,282
Undistributed net realized gain (loss)	(43,868,700)	(45,945,015)	(8,436,588)	(44,745,738)	(82,169,415)
Net unrealized appreciation	5,138,880	12,445,422	3,110,834	10,917,317	8,317,301
Net Assets	$40,970,484	$109,450,807	$18,991,343	$72,539,875	$98,964,229
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,400,000	5,750,000	750,000	4,250,000	7,900,000
Net asset value	$17.07	$19.03	$25.32	$17.07	$12.53
Share price	$17.07	$19.05	$25.33	$17.08	$12.52
Investments, at cost	$35,902,167	$97,111,294	$15,948,613	$61,744,259	$90,787,762
Foreign currencies, at cost	$—	$—	$—	$—	$26,452

51

Statements of Operations

Year Ended April 30, 2011

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio
INVESTMENT INCOME:
Dividend income	$2,736,557	$746,461	$9,936,863	$668,986	$331,414
Foreign withholding tax	—	—	—	—	—
Total Income	2,736,557	746,461	9,936,863	668,986	331,414
EXPENSES:
Advisory fees	1,009,836	165,216	1,759,705	582,335	108,330
Accounting & administration fees	68,240	68,240	85,772	68,240	68,240
Printing	64,549	7,187	60,372	37,013	5,026
Sub-licensing	60,590	16,522	105,582	34,940	10,833
Professional fees	42,361	32,208	50,725	36,774	31,458
Custodian & transfer agent fees	24,513	19,418	41,827	20,535	19,034
Trustees	11,592	5,974	15,722	8,656	5,598
Listing fee and expenses	10,679	10,678	10,678	10,678	10,678
Recapture (See Note 3)	1,125	—	32,265	—	—
Other expenses	5,593	2,064	9,728	2,119	1,766
Total Expenses	1,299,078	327,507	2,172,376	801,290	260,963
Less: Waivers	(26,796)	(112,727)	(33,241)	(67,548)	(120,297)
Net Expenses	1,272,282	214,780	2,139,135	733,742	140,666
Net Investment Income (Loss)	1,464,275	531,681	7,797,728	(64,756)	190,748
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(14,939,718)	(1,463,976)	(14,047,526)	(9,639,919)	(1,120,006)
In-kind redemptions	42,750,136	4,142,925	42,390,086	36,441,079	5,271,073
Foreign currencies	—	—	—	—	—
Net realized gain	27,810,418	2,678,949	28,342,560	26,801,160	4,151,067
Net change in unrealized appreciation (depreciation) on:
Investments	4,025,216	988,315	18,953,298	166,817	(833,011)
Foreign currencies	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	4,025,216	988,315	18,953,298	166,817	(833,011)
Net realized and unrealized gain	31,835,634	3,667,264	47,295,858	26,967,977	3,318,056
Net increase in net assets resulting from operations	$33,299,909	$4,198,945	$55,093,586	$26,903,221	$3,508,804

See Notes to Financial Statements.

52

	PowerShares Dynamic Mid Cap Value Portfolio	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares Zacks Micro Cap Portfolio
INVESTMENT INCOME:
Dividend income	$641,931	$99,326	$181,542	$1,137,660	$829,483
Foreign withholding tax	—	—	—	—	(722)
Total Income	641,931	99,326	181,542	1,137,660	828,761
EXPENSES:
Advisory fees	198,084	189,169	84,735	321,279	380,218
Accounting & administration fees	68,240	68,241	68,240	68,240	68,240
Printing	12,447	11,091	4,119	23,230	21,757
Sub-licensing	11,885	11,350	8,474	19,277	76,043
Professional fees	32,584	31,907	31,151	34,021	34,645
Custodian & transfer agent fees	19,013	19,727	23,884	25,683	49,106
Trustees	6,182	5,919	5,440	6,932	7,040
Listing fee and expenses	10,678	10,678	10,678	10,678	10,678
Recapture (See Note 3)	—	—	311	—	—
Other expenses	1,000	3,043	1,627	1,577	—
Total Expenses	360,113	351,125	238,659	510,917	647,727
Less: Waivers	(110,527)	(112,773)	(128,503)	(106,105)	(115,423)
Net Expenses	249,586	238,352	110,156	404,812	532,304
Net Investment Income (Loss)	392,345	(139,026)	71,386	732,848	296,457
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,259,506)	(3,703,712)	(2,054,544)	(5,233,090)	(7,717,757)
In-kind redemptions	7,224,110	10,018,475	4,743,667	13,805,141	18,884,056
Foreign currencies	—	—	—	—	9
Net realized gain	3,964,604	6,314,763	2,689,123	8,572,051	11,166,308
Net change in unrealized appreciation (depreciation) on:
Investments	(52,138)	8,382,513	339,405	1,243,542	275,445
Foreign currencies	—	—	—	—	2,188
Net change in unrealized appreciation (depreciation)	(52,138)	8,382,513	339,405	1,243,542	277,633
Net realized and unrealized gain	3,912,466	14,697,276	3,028,528	9,815,593	11,443,941
Net increase in net assets resulting from operations	$4,304,811	$14,558,250	$3,099,914	$10,548,441	$11,740,398

53

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$1,464,275	$1,205,655	$531,681	$507,305	$7,797,728	$7,752,303
Net realized gain	27,810,418	35,493,648	2,678,949	3,251,182	28,342,560	42,778,948
Net change in unrealized appreciation (depreciation)	4,025,216	47,840,479	988,315	7,535,604	18,953,298	45,537,586
Net increase in net assets resulting from operations	33,299,909	84,539,782	4,198,945	11,294,091	55,093,586	96,068,837
Undistributed net investment income (loss) included in the price of units issued and redeemed	(33,540)	(99,913)	(41,024)	(11,223)	89,029	103,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,450,284)	(2,004,571)	(523,166)	(600,837)	(8,397,017)	(7,967,039)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,450,284)	(2,004,571)	(523,166)	(600,837)	(8,397,017)	(7,967,039)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	157,999,083	210,435,034	24,211,429	25,831,453	369,332,330	345,199,877
Value of shares repurchased	(223,608,806)	(343,808,377)	(30,590,737)	(31,503,303)	(342,974,918)	(346,735,324)
Net income equalization	33,540	99,913	41,024	11,223	(89,029)	(103,798)
Net increase (decrease) in net assets resulting from shares transactions	(65,576,183)	(133,273,430)	(6,338,284)	(5,660,627)	26,268,383	(1,639,245)
Increase (Decrease) in Net Assets	(33,760,098)	(50,838,132)	(2,703,529)	5,021,404	73,053,981	86,566,351
NET ASSETS:
Beginning of year	230,334,309	281,172,441	38,376,322	33,354,918	349,265,398	262,699,047
End of year	$196,574,211	$230,334,309	$35,672,793	$38,376,322	$422,319,379	$349,265,398
Undistributed net investment income (loss) at end of year	$227,518	$213,527	$142,744	$134,136	$1,301,921	$1,901,210
CHANGES IN SHARES OUTSTANDING:
Shares sold	10,450,000	16,300,000	1,050,000	1,300,000	20,950,000	21,400,000
Shares repurchased	(14,750,000)	(26,350,000)	(1,350,000)	(1,550,000)	(19,550,000)	(21,450,000)
Shares outstanding, beginning of year	15,450,000	25,500,000	1,650,000	1,900,000	19,350,000	19,400,000
Shares outstanding, end of year	11,150,000	15,450,000	1,350,000	1,650,000	20,750,000	19,350,000

See Notes to Financial Statements.

54

	PowerShares Dynamic Mid Cap Growth Portfolio		PowerShares Dynamic Mid Cap Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$(64,756)	$34,203	$190,748	$202,756
Net realized gain	26,801,160	20,766,972	4,151,067	4,928,901
Net change in unrealized appreciation (depreciation)	166,817	21,155,475	(833,011)	2,726,518
Net increase in net assets resulting from operations	26,903,221	41,956,650	3,508,804	7,858,175
Undistributed net investment income (loss) included in the price of units issued and redeemed	23,125	(25,821)	(4,393)	(1,870)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(33,475)	(196,204)	(182,736)
Return of capital	(344,520)	(67,025)	—	—
Total distributions to shareholders	(344,520)	(100,500)	(196,204)	(182,736)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	148,851,208	145,511,108	25,358,610	20,468,037
Value of shares repurchased	(173,163,736)	(199,360,714)	(30,943,293)	(20,719,244)
Net income equalization	(23,125)	25,821	4,393	1,870
Net increase (decrease) in net assets resulting from shares transactions	(24,335,653)	(53,823,785)	(5,580,290)	(249,337)
Increase (Decrease) in Net Assets	2,246,173	(11,993,456)	(2,272,083)	7,424,232
NET ASSETS:
Beginning of year	128,044,314	140,037,770	25,352,825	17,928,593
End of year	$130,290,487	$128,044,314	$23,080,742	$25,352,825
Undistributed net investment income (loss) at end of year	$(354,479)	$(7,909)	$24,690	$31,725
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,500,000	9,250,000	1,100,000	1,050,000
Shares repurchased	(8,800,000)	(12,650,000)	(1,350,000)	(1,050,000)
Shares outstanding, beginning of year	6,700,000	10,100,000	1,100,000	1,100,000
Shares outstanding, end of year	5,400,000	6,700,000	850,000	1,100,000

55

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Mid Cap Value Portfolio		PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$392,345	$747,768	$(139,026)	$131,754	$71,386	$101,940
Net realized gain	3,964,604	8,860,754	6,314,763	7,810,078	2,689,123	4,526,914
Net change in unrealized appreciation (depreciation)	(52,138)	4,919,548	8,382,513	1,643,478	339,405	1,470,837
Net increase in net assets resulting from operations	4,304,811	14,528,070	14,558,250	9,585,310	3,099,914	6,099,691
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,425)	(12,087)	(257,986)	28,509	(3,569)	1,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(393,205)	(858,787)	—	(193,877)	(69,608)	(130,765)
Return of capital	—	—	—	(41,471)	—	(12,826)
Total distributions to shareholders	(393,205)	(858,787)	—	(235,348)	(69,608)	(143,591)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	45,052,478	52,444,863	113,814,335	42,804,831	22,902,290	23,140,278
Value of shares repurchased	(51,812,090)	(61,351,368)	(51,394,280)	(51,166,233)	(25,901,328)	(23,666,253)
Net income equalization	3,425	12,087	257,986	(28,509)	3,569	(1,575)
Net increase (decrease) in net assets resulting from shares transactions	(6,756,187)	(8,894,418)	62,678,041	(8,389,911)	(2,995,469)	(527,550)
Increase (Decrease) in Net Assets	(2,848,006)	4,762,778	76,978,305	988,560	31,268	5,430,125
NET ASSETS:
Beginning of year	43,818,490	39,055,712	32,472,502	31,483,942	18,960,075	13,529,950
End of year	$40,970,484	$43,818,490	$109,450,807	$32,472,502	$18,991,343	$18,960,075
Undistributed net investment income (loss) at end of year	$47,137	$44,286	$(4,922)	$(3,517)	$(1,090)	$(2,868)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,000,000	4,000,000	6,950,000	3,600,000	1,100,000	1,350,000
Shares repurchased	(3,450,000)	(4,650,000)	(3,500,000)	(4,300,000)	(1,250,000)	(1,350,000)
Shares outstanding, beginning of year	2,850,000	3,500,000	2,300,000	3,000,000	900,000	900,000
Shares outstanding, end of year	2,400,000	2,850,000	5,750,000	2,300,000	750,000	900,000

See Notes to Financial Statements.

56

	PowerShares Dynamic Small Cap Value Portfolio		PowerShares Zacks Micro Cap Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$732,848	$496,404	$296,457	$185,317
Net realized gain	8,572,051	21,572,025	11,166,308	3,172,875
Net change in unrealized appreciation (depreciation)	1,243,542	1,754,558	277,633	14,647,681
Net increase in net assets resulting from operations	10,548,441	23,822,987	11,740,398	18,005,873
Undistributed net investment income (loss) included in the price of units issued and redeemed	(5,642)	5,750	(231,417)	39,210
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(788,255)	(464,268)	(446,555)	(402,300)
Return of capital	—	—	—	—
Total distributions to shareholders	(788,255)	(464,268)	(446,555)	(402,300)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	71,421,872	100,268,941	115,364,266	42,740,058
Value of shares repurchased	(81,095,287)	(113,427,132)	(81,452,188)	(53,545,721)
Net income equalization	5,642	(5,750)	231,417	(39,210)
Net increase (decrease) in net assets resulting from shares transactions	(9,667,773)	(13,163,941)	34,143,495	(10,844,873)
Increase (Decrease) in Net Assets	86,771	10,200,528	45,205,921	6,797,910
NET ASSETS:
Beginning of year	72,453,104	62,252,576	53,758,308	46,960,398
End of year	$72,539,875	$72,453,104	$98,964,229	$53,758,308
Undistributed net investment income (loss) at end of year	$91,142	$68,424	$109,282	$114,810
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,000,000	8,400,000	10,300,000	4,550,000
Shares repurchased	(5,700,000)	(9,450,000)	(7,000,000)	(5,750,000)
Shares outstanding, beginning of year	4,950,000	6,000,000	4,600,000	5,800,000
Shares outstanding, end of year	4,250,000	4,950,000	7,900,000	4,600,000

57

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.91		$11.03		$17.33	$17.46	$16.35
Net investment income**	0.11		0.06		0.08	0.07	0.02
Net realized and unrealized gain (loss) on investments	2.72		3.91		(6.30)	(0.16)	1.11
Total from investment operations	2.83		3.97		(6.22)	(0.09)	1.13
Distributions to shareholders from:
Net investment income	(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
Return of capital	—		—		—	—	0.00 (a)
Total distributions	(0.11)		(0.09)		(0.08)	(0.04)	(0.02)
Net asset value at end of year	$17.63		$14.91		$11.03	$17.33	$17.46
Share price at end of year***	$17.63		$14.91		$11.03
NET ASSET VALUE, TOTAL RETURN****	19.08%		36.15%		(35.93)%	(0.56)%	6.92%
SHARE PRICE TOTAL RETURN****	19.08%		36.15%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$196,574		$230,334		$281,172	$665,609	$277,598
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.61%		0.61%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.64%		0.61%		0.60%	0.60%	0.68%
Net investment income, after (Waivers) and/or Recapture	0.73%		0.45%		0.60%	0.37%	0.13%
Portfolio turnover rate †	45%		67%		88%	46%	57%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)

PowerShares Dynamic Large Cap Portfolio

	Year Ended April 30,				For the Period December 1, 2006* Through
	2011	2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.26	$17.56	$25.92	$27.00	$25.18
Net investment income**	0.37	0.27	0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	3.16	5.74	(8.44)	(1.14)	1.78
Total from investment operations	3.53	6.01	(8.10)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.37)	(0.31)	(0.26)	(0.21)	(0.08)
Net asset value at end of period	$26.42	$23.26	$17.56	$25.92	$27.00
Share price at end of period***	$26.42	$23.26	$17.55
NET ASSET VALUE, TOTAL RETURN****	15.40%	34.56%	(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	15.40%	34.64%	(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$35,673	$38,376	$33,355	$25,922	$10,798
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%	0.65%	0.73%	0.74%††
Expenses, prior to (Waivers) and/or Recapture	0.99%	0.88%	0.93%	1.38%	1.45%††
Net investment income, after (Waivers) and/or Recapture	1.61%	1.32%	1.71%	1.03%	1.05%††
Portfolio turnover rate †	41%	62%	57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.01)	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

58

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.05	$13.54	$19.27	$20.72	$17.41
Net investment income*	0.40	0.39	0.41	0.43	0.39
Net realized and unrealized gain (loss) on investments	2.33	4.52	(5.81)	(1.40)	3.21
Total from investment operations	2.73	4.91	(5.40)	(0.97)	3.60
Distributions to shareholders from:
Net investment income	(0.43)	(0.40)	(0.33)	(0.48)	(0.29)
Net asset value at end of year	$20.35	$18.05	$13.54	$19.27	$20.72
Share price at end of year**	$20.36	$18.05	$13.55
NET ASSET VALUE, TOTAL RETURN***	15.50%	36.69%	(28.30)%	(4.78)%	20.85%
SHARE PRICE TOTAL RETURN***	15.49%	36.67%	(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$422,319	$349,265	$262,699	$252,489	$292,130
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.61%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.61%	0.60%	0.61%	0.59%	0.67%
Net investment income, after (Waivers) and/or Recapture	2.22%	2.46%	2.71%	2.14%	2.00%
Portfolio turnover rate †	40%	47%	77%	22%	16%
Undistributed net investment income included in price of units issued and redeemed*#	$0.00 (a)	$0.01	$0.02	$0.00 (a)	$0.03

PowerShares Dynamic Mid Cap Growth Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$19.11	$13.87		$22.29	$21.09	$18.79
Net investment income (loss)*	(0.01)	0.00	(a)	(0.01)	0.00 (a)	(0.03)
Net realized and unrealized gain (loss) on investments	5.09	5.25		(8.41)	1.20	2.44
Total from investment operations	5.08	5.25		(8.42)	1.20	2.41
Distributions to shareholders from:
Net investment income	—	(0.00	)(a)	—	—	(0.11)
Return of capital	(0.06)	(0.01)		—	0.00 (a)	0.00 (a)
Total distributions	(0.06)	(0.01)		—	—	(0.11)
Net asset value at end of year	$24.13	$19.11		$13.87	$22.29	$21.09
Share price at end of year**	$24.13	$19.10		$13.85
NET ASSET VALUE, TOTAL RETURN***	26.61%	37.89%		(37.78)%	5.70%	12.91%
SHARE PRICE TOTAL RETURN***	26.67%	38.02%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$130,290	$128,044		$140,038	$390,146	$189,794
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.69%	0.66%		0.61%	0.60%	0.73%
Net investment income (loss), after (Waivers) and/or Recapture	(0.06)%	0.03%		(0.07)%	(0.01)%	(0.15)%
Portfolio turnover rate †	49%	75%		81%	80%	69%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$(0.00	)(a)	$0.01	$(0.01)	$0.02

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

59

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Year Ended April 30,						For the Period December 1, 2006* Through
	2011		2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$23.05		$16.30		$25.47	$27.98	$25.26
Net investment income**	0.21		0.18		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	4.10		6.73		(9.17)	(2.49)	2.68
Total from investment operations	4.31		6.91		(9.04)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.21)		(0.16)		(0.13)	(0.13)	(0.06)
Net asset value at end of period	$27.15		$23.05		$16.30	$25.47	$27.98
Share price at end of period***	$27.15		$23.04		$16.29
NET ASSET VALUE, TOTAL RETURN****	18.84%		42.59%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	18.89%		42.62%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,081		$25,353		$17,929	$25,469	$11,190
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%		0.65%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.20%		1.11%		1.17%	1.34%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.88%		0.92%		0.67%	0.42%	0.91	%†
Portfolio turnover rate ††	47%		76%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$0.01	$(0.01)	$0.00	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Year Ended April 30,
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$15.37		$11.16		$16.89	$20.25	$17.22
Net investment income**	0.15		0.23		0.26	0.22	0.29
Net realized and unrealized gain (loss) on investments	1.70		4.24		(5.75)	(3.32)	2.97
Total from investment operations	1.85		4.47		(5.49)	(3.10)	3.26
Distributions to shareholders from:
Net investment income	(0.15)		(0.26)		(0.24)	(0.26)	(0.23)
Net asset value at end of year	$17.07		$15.37		$11.16	$16.89	$20.25
Share price at end of year***	$17.07		$15.36		$11.13
NET ASSET VALUE, TOTAL RETURN****	12.16%		40.58%		(32.71)%	(15.47)%	19.14%
SHARE PRICE TOTAL RETURN****	12.24%		40.88%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,970		$43,818		$39,056	$79,380	$109,356
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.91%		0.84%		0.78%	0.68%	0.82%
Net investment income, after (Waivers) and/or Recapture	0.99%		1.76%		1.95%	1.14%	1.64%
Portfolio turnover rate ††	65%		86%		94%	53%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

60

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Year Ended April 30,
	2011	2010	2009	2008		2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.12	$10.49	$15.71	$18.59		$18.51
Net investment income (loss)**	(0.05)	0.05	0.01	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	4.96	3.67	(5.23)	(2.83)		0.13
Total from investment operations	4.91	3.72	(5.22)	(2.88)		0.08
Distributions to shareholders from:
Net investment income	—	(0.07)	—	—		—
Return of Capital	—	(0.02)	—	—		—
Total distributions	—	(0.09)	—	—		—
Net asset value at end of year	$19.03	$14.12	$10.49	$15.71		$18.59
Share price at end of year***	$19.05	$14.10	$10.48
NET ASSET VALUE, TOTAL RETURN****	34.77%	35.60%	(33.23)%	(15.49)%		0.43%
SHARE PRICE TOTAL RETURN****	35.11%	35.54%	(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$109,451	$32,473	$31,484	$51,846		$61,347
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses, prior to (Waivers) and/or Recapture	0.93%	0.94%	0.86%	0.77%		0.84%
Net investment income (loss), after (Waivers) and/or Recapture	(0.37)%	0.41%	0.11%	(0.27)%		(0.32)%
Portfolio turnover rate †	57%	113%	109%	78%		114%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$0.01	$0.00 (a)	$(0.00	)(a)	$(0.02)

PowerShares Dynamic Small Cap Portfolio

	Year Ended April 30,					For the Period December 1, 2006* Through
	2011		2010	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.07		$15.03	$23.31	$26.68	$25.17
Net investment income**	0.09		0.11	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	4.25		6.08	(8.31)	(3.13)	1.51
Total from investment operations	4.34		6.19	(8.23)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.05)	(0.08)	0.00	(a)
Return of capital	—		(0.01)	—	(0.22)	—
Total distributions	(0.09)		(0.15)	(0.05)	(0.30)	—
Net asset value at end of period	$25.32		$21.07	$15.03	$23.31	$26.68
Share price at end of period***	$25.33		$21.05	$15.00
NET ASSET VALUE, TOTAL RETURN****	20.64%		41.37%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	20.80%		41.52%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,991		$18,960	$13,530	$16,314	$8,005
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%		0.65%	0.65%	0.79%	0.74	%††
Expenses, prior to (Waivers) and/or Recapture	1.41%		1.26%	1.35%	1.96%	1.55	%††
Net investment income, after (Waivers) and/or Recapture	0.42%		0.59%	0.47%	0.26%	0.04	%††
Portfolio turnover rate †	68%		93%	81%	103%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.01	$0.05	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Annualized.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

61

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Year Ended April 30,
	2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.64		$10.38	$15.80	$18.68	$17.01
Net investment income*	0.16		0.09	0.12	0.16	0.13
Net realized and unrealized gain (loss) on investments	2.45		4.25	(5.43)	(2.47)	1.67
Total from investment operations	2.61		4.34	(5.31)	(2.31)	1.80
Distributions to shareholders from:
Net investment income	(0.18)		(0.08)	(0.11)	(0.16)	(0.13)
Return of capital	—		—	—	(0.41)	—
Total distributions	(0.18)		(0.08)	(0.11)	(0.57)	(0.13)
Net asset value at end of year	$17.07		$14.64	$10.38	$15.80	$18.68
Share price at end of year**	$17.08		$14.62	$10.36
NET ASSET VALUE, TOTAL RETURN***	18.03%		42.03%	(33.69)%	(12.51)%	10.64%
SHARE PRICE TOTAL RETURN***	18.26%		42.11%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$72,540		$72,453	$62,253	$91,667	$117,680
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.80%		0.74%	0.73%	0.67%	0.80%
Net investment income, after (Waivers) and/or Recapture	1.14%		0.73%	1.00%	0.91%	0.73%
Portfolio turnover rate †	90%		116%	98%	86%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01

PowerShares Zacks Micro Cap Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$11.69	$8.10	$13.63	$18.32	$17.47
Net investment income*	0.04	0.04	0.12	0.16	0.06
Net realized and unrealized gain (loss) on investments	0.88	3.62	(5.48)	(4.73)	0.81
Total from investment operations	0.92	3.66	(5.36)	(4.57)	0.87
Distributions to shareholders from:
Net investment income	(0.08)	(0.07)	(0.17)	(0.12)	(0.02)
Net asset value at end of year	$12.53	$11.69	$8.10	$13.63	$18.32
Share price at end of year**	$12.52	$11.68	$8.10
NET ASSET VALUE, TOTAL RETURN***	7.97%	45.49%	(39.70)%	(25.07)%	4.99%
SHARE PRICE TOTAL RETURN***	7.97%	45.37%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$98,964	$53,758	$46,960	$94,068	$192,310
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture r	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses, prior to (Waivers) and/or Recapture r	0.85%	0.93%	0.86%	0.71%	0.78%
Net investment income, after (Waivers) and/or Recapture	0.39%	0.38%	1.11%	0.99%	0.36%
Portfolio turnover rate †	61%	78%	51%	54%	72%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.03)	$0.01	$0.00 (a)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

r  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the expense ratio shown. Estimated investment companies expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds your Fund invests in. The effect of the estimated investment companies expenses that you bear indirectly is included in your Fund's total return.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

62

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

Zacks Micro Cap Portfolio	Zacks Micro Cap IndexTM

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Micro Capitalization Company Risk. The Zacks Micro Cap Portfolio's investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations. Micro

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro capitalization company.

Growth Investing Style Risk. The Dynamic Large Cap Growth Portfolio, Mid Cap Growth Portfolio and Small Cap Growth Portfolio emphasize a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Value Investing Style Risk. The Dynamic Large Cap Value Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio emphasize undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the each Fund's investments will vary and at times may be lower or higher than that of other types of investments.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

Expenses included for Zacks Micro Cap Portfolio, in the accompanying financial statements, reflect the expenses of the Fund and do not include any expenses of the investment companies, in which it invests. The effects of the investment companies expenses are included in the realized and unrealized gain/loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, expenses of the investment companies that are paid indirectly as a result of share ownership of the investment companies, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/12	04/30/13	04/30/14
Dynamic Large Cap Growth Portfolio	$25,671	$—	$—	$25,671
Dynamic Large Cap Portfolio	288,861	88,796	87,338	112,727
Dynamic Large Cap Value Portfolio	976	—	—	976
Dynamic Mid Cap Growth Portfolio	142,531	34,730	40,253	67,548
Dynamic Mid Cap Portfolio	321,171	100,131	100,743	120,297
Dynamic Mid Cap Value Portfolio	286,192	86,712	88,953	110,527
Dynamic Small Cap Growth Portfolio	308,597	95,759	100,065	112,773
Dynamic Small Cap Portfolio	338,883	106,215	104,165	128,503
Dynamic Small Cap Value Portfolio	253,297	72,981	74,211	106,105
Zacks Micro Cap Portfolio	330,227	105,107	109,697	115,423

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Dynamic Mid Cap Growth Portfolio	NYSE Arca

Dynamic Mid Cap Portfolio	NYSE Arca

Dynamic Mid Cap Value Portfolio	NYSE Arca

Dynamic Small Cap Growth Portfolio	NYSE Arca

Dynamic Small Cap Portfolio	NYSE Arca

Dynamic Small Cap Value Portfolio	NYSE Arca

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

accountant and transfer agent for each Fund. The Distributor is a direct wholly-owned subsidiary of Invesco Ltd. and therefore, is considered to be affiliated with the Funds.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Zacks Micro Cap Portfolio
Equity Securities	$98,722,708	$120,876	$194,354	$99,037,938
Money Market Fund	64,937	—	—	64,937
Total	98,787,645	120,876	194,354	99,102,875

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Large Cap Growth Portfolio	$1,450,284	$—	$2,004,571	$—
Dynamic Large Cap Portfolio	523,166	—	600,837	—
Dynamic Large Cap Value Portfolio	8,397,017	—	7,967,039	—
Dynamic Mid Cap Growth Portfolio	—	344,520	33,475	67,025
Dynamic Mid Cap Portfolio	196,204	—	182,736	—
Dynamic Mid Cap Value Portfolio	393,205	—	858,787	—
Dynamic Small Cap Growth Portfolio	—	—	193,877	41,471
Dynamic Small Cap Portfolio	69,608	—	130,765	12,826
Dynamic Small Cap Value Portfolio	788,255	—	464,268	—
Zacks Micro Cap Portfolio	446,555	—	402,300	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Dynamic Large Cap Growth Portfolio	$242,180	$(14,662)	$39,777,025	$(241,473,163)	$(1,855,981)	$399,898,812	$196,574,211
Dynamic Large Cap Portfolio	147,400	(4,656)	6,246,391	(9,663,550)	(200,706)	39,147,914	35,672,793
Dynamic Large Cap Value Portfolio	1,313,952	(12,031)	50,946,705	(101,575,279)	(2,742,001)	474,388,033	422,319,379
Dynamic Mid Cap Growth Portfolio	—	(9,959)	22,602,248	(162,768,314)	(2,210,602)	272,677,114	130,290,487
Dynamic Mid Cap Portfolio	29,011	(4,321)	3,621,369	(8,800,762)	(436,332)	28,671,777	23,080,742
Dynamic Mid Cap Value Portfolio	52,513	(5,376)	5,138,467	(42,414,990)	(1,453,297)	79,653,167	40,970,484
Dynamic Small Cap Growth Portfolio	—	(4,922)	12,422,466	(45,413,519)	(508,540)	142,955,322	109,450,807
Dynamic Small Cap Portfolio	3,072	(4,162)	3,110,376	(8,267,215)	(168,915)	24,318,187	18,991,343
Dynamic Small Cap Value Portfolio	97,098	(5,956)	10,895,362	(44,723,783)	—	106,277,154	72,539,875
Zacks Micro Cap Portfolio	207,455	(5,922)	8,064,299	(79,852,330)	(2,156,334)	172,707,061	98,964,229

* Capital loss incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire as of April 30 of each year listed below:

	2014	2015	2016	2017	2018	2019	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$131,638,879	$15,986,258	$241,473,163
Dynamic Large Cap Portfolio	—	—	87,112	2,328,337	5,621,834	1,626,267	9,663,550
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	56,819,182	17,964,198	101,575,279
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	82,364,246	12,044,018	162,768,314
Dynamic Mid Cap Portfolio	—	—	628,828	3,815,763	3,611,366	744,805	8,800,762
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	18,996,863	2,751,188	42,414,990
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	6,666,558	9,888,431	10,392,627	4,548,082	45,413,519
Dynamic Small Cap Portfolio	—	—	1,028,299	2,738,120	2,009,294	2,491,502	8,267,215
Dynamic Small Cap Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	9,588,502	5,338,776	44,723,783
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,782,755	12,380,833	7,234,040	79,852,330

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$90,964,949	$91,126,532
Dynamic Large Cap Portfolio	13,539,504	13,476,624
Dynamic Large Cap Value Portfolio	142,292,697	141,855,390
Dynamic Mid Cap Growth Portfolio	57,723,872	57,781,203
Dynamic Mid Cap Portfolio	10,111,478	10,279,197
Dynamic Mid Cap Value Portfolio	25,827,822	26,107,541
Dynamic Small Cap Growth Portfolio	23,982,764	24,258,318
Dynamic Small Cap Portfolio	11,679,832	11,866,455
Dynamic Small Cap Value Portfolio	58,115,720	58,061,143
Zacks Micro Cap Portfolio	46,239,503	47,830,101

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$159,948,847	$225,410,425
Dynamic Large Cap Portfolio	26,082,577	32,506,262
Dynamic Large Cap Value Portfolio	371,002,363	345,983,994
Dynamic Mid Cap Growth Portfolio	151,193,921	175,828,540
Dynamic Mid Cap Portfolio	26,751,959	32,186,178
Dynamic Mid Cap Value Portfolio	46,688,223	53,165,548
Dynamic Small Cap Growth Portfolio	116,453,808	53,910,661
Dynamic Small Cap Portfolio	25,140,039	27,942,706
Dynamic Small Cap Value Portfolio	72,979,565	82,693,578
Zacks Micro Cap Portfolio	116,709,124	81,289,166

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$156,990,827	$39,777,025	$40,517,081	$(740,056)
Dynamic Large Cap Portfolio	29,463,959	6,246,391	6,502,121	(255,730)
Dynamic Large Cap Value Portfolio	371,143,510	50,946,705	54,024,738	(3,078,033)
Dynamic Mid Cap Growth Portfolio	107,848,312	22,602,248	22,800,096	(197,848)
Dynamic Mid Cap Portfolio	19,524,008	3,621,369	3,734,234	(112,865)
Dynamic Mid Cap Value Portfolio	35,902,580	5,138,467	5,327,476	(189,009)
Dynamic Small Cap Growth Portfolio	97,134,250	12,422,466	12,751,564	(329,098)
Dynamic Small Cap Portfolio	15,949,071	3,110,376	3,229,613	(119,237)
Dynamic Small Cap Value Portfolio	61,766,214	10,895,362	11,458,548	(563,186)
Zacks Micro Cap Portfolio	91,040,764	8,062,111	11,698,992	(3,636,881)

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2011, amounts were reclassified between undistributed net investment income (loss), undistributed net realized loss and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2011, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Large Cap Growth Portfolio	$33,540	$(42,711,077)	$42,677,537
Dynamic Large Cap Portfolio	41,117	(4,063,792)	4,022,675
Dynamic Large Cap Value Portfolio	(89,029)	(41,944,044)	42,033,073
Dynamic Mid Cap Growth Portfolio	39,581	(36,409,803)	36,370,222
Dynamic Mid Cap Portfolio	2,814	(5,263,950)	5,261,136
Dynamic Mid Cap Value Portfolio	7,136	(7,212,270)	7,205,134
Dynamic Small Cap Growth Portfolio	395,607	(10,017,019)	9,621,412
Dynamic Small Cap Portfolio	3,569	(4,736,877)	4,733,308
Dynamic Small Cap Value Portfolio	83,767	(13,846,796)	13,763,029
Zacks Micro Cap Portfolio	375,987	(18,743,590)	18,367,603

Note 8. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Events

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Large Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Large Core Portfolio and the Fund's ticker symbol will change from "PJF" to "PXLC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Large Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Large Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Growth Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Growth Portfolio and the Fund's ticker symbol will change from "PWJ" to "PXMG". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap Growth IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Core Portfolio and the Fund's ticker symbol will change from "PJG" to "PXMC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Value Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Value Portfolio and the Fund's ticker symbol will change from "PWP" to "PXMV". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap Value

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Value Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Growth Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Growth Portfolio and the Fund's ticker symbol will change from "PWT" to "PXSG". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap Growth IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Growth Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Core Portfolio and the Fund's ticker symbol will change from "PJM" to "PXSC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Value Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Value Portfolio and the Fund's ticker symbol will change from "PWY" to "PXSV". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap Value IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Value Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index.

Effective June 16, 2011, in connection with the changes to the names, the investment objectives and the principal investment strategies of the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (the "Funds"), each Fund's management fee will be reduced to 0.29% of each Fund's average daily net assets per year, and Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of each Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

76

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Dynamic Large Cap Growth Portfolio	100%	100%
Dynamic Large Cap Portfolio	100%	100%
Dynamic Large Cap Value Portfolio	100%	100%
Dynamic Mid Cap Growth Portfolio	0%	0%
Dynamic Mid Cap Portfolio	100%	100%
Dynamic Mid Cap Value Portfolio	100%	100%
Dynamic Small Cap Growth Portfolio	0%	0%
Dynamic Small Cap Portfolio	100%	100%
Dynamic Small Cap Value Portfolio	100%	100%
Zacks Micro Cap Portfolio	100%	100%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

77

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2011.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

78

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

79

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

80

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

81

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

82

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

83

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

84

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

85

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio, PowerShares International Dividend Achievers(TM) Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

86

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

87

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares Cleantech(TM) Portfolio, PowerShares DWA Technical Leaders(TM) Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

88

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

89

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-5

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Dynamic MagniQuant Portfolio (PIQ)

PowerShares Dynamic Market Portfolio (PWC)

PowerShares Dynamic OTC Portfolio (PWO)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio (PIQ)	17

PowerShares Dynamic Market Portfolio (PWC)	20

PowerShares Dynamic OTC Portfolio (PWO)	22

PowerShares FTSE RAFI US 1000 Portfolio (PRF)	24

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)	35

Statements of Assets and Liabilities	52

Statements of Operations	53

Statements of Changes in Net Assets	54

Financial Highlights	56

Notes to Financial Statements	59

Report of Independent Registered Public Accounting Firm	69

Tax Information	70

Trustees and Officers	71

Board Considerations Regarding Continuation of Investment Advisory Agreement	78

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® Index up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

2

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Manager's Analysis

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Top 200 IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 20.72%. Over this same year, the Index returned 21.64%, while the S&P 500® Equal Weight Index returned 21.39% and the Russell 3000® Index returned 18.35%. The Fund benefited from positive performance of securities of companies in energy, materials, and health care sectors. Fund performance was positive for securities of companies within each sector for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Industrials	23.2
Information Technology	16.5
Financials	14.2
Consumer Discretionary	13.9
Health Care	13.4
Consumer Staples	7.6
Materials	5.8
Energy	3.6
Utilities	1.0
Telecommunication Services	0.8
Money Market Fund	0.3
Liabilities in excess of other assets	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	25.0
Mid-Cap Value	16.8
Small-Cap Growth	16.3
Mid-Cap Growth	15.4
Large-Cap Value	13.6
Large-Cap Growth	12.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Sauer-Danfoss, Inc.	0.9
Biogen Idec, Inc.	0.7
Polaris Industries, Inc.	0.7
TPC Group, Inc.	0.6
Limited Brands, Inc.	0.6
Coca-Cola Bottling Co. Consolidated	0.6
Kinetic Concepts, Inc.	0.6
Kronos Worldwide, Inc.	0.6
Albemarle Corp.	0.6
Cooper Cos., Inc. (The)	0.6
Total	6.5

4

Manager's Analysis (Continued)

PowerShares Dynamic MagniQuant Portfolio (ticker: PIQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2011
	Avg. Ann.††		Fund Inception
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
Dynamic Top 200 IntellidexSM Index	21.64%	3.97%	2.79%	13.35%
S&P 500® Equal Weight Index	21.39%	7.34%	5.78%	29.36%
Russell 3000® Index	18.35%	2.75%	3.31%	16.08%
Fund
Net Asset Value ("NAV") Return	20.72%	3.16%	2.03%	9.59%
Share Price Return	20.76%	3.19%	2.07%	9.76%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.98%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.08%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Equal Weight Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Market Portfolio (ticker: PWC)

The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Market IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 21.34%. Over this same year, the Index returned 22.12%, while the Russell 3000® Index returned 18.35% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in information technology, health care and consumer discretionary sectors. Fund performance was positive for securities of companies within each sector for the reporting period.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	17.9
Financials	14.8
Consumer Discretionary	12.7
Energy	12.6
Industrials	11.7
Health Care	11.0
Consumer Staples	9.3
Materials	4.1
Utilities	3.2
Telecommunication Services	2.7
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	25.7
Large-Cap Growth	24.1
Mid-Cap Growth	21.9
Small-Cap Value	12.0
Mid-Cap Value	9.3
Small-Cap Growth	7.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Exxon Mobil Corp.	4.6
National Oilwell Varco, Inc.	4.3
Estee Lauder Cos., Inc. (The)	3.2
Walgreen Co.	3.2
Joy Global, Inc.	2.7
International Business Machines Corp.	2.7
Mosaic Co. (The)	2.6
United Parcel Service, Inc.	2.6
Limited Brands, Inc.	2.6
Verisk Analytics, Inc.	2.6
Total	31.1

6

Manager's Analysis (Continued)

PowerShares Dynamic Market Portfolio (ticker: PWC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg. Ann.††			Fund Inception
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic Market IntellidexSM Index	22.12%	2.00%	1.74%	9.15%	101.45%
S&P 500® Index	17.24%	1.74%	2.95%	7.20%	74.40%
Russell 3000® Index	18.35%	2.75%	3.33%	8.08%	86.15%
Fund
Net Asset Value ("NAV") Return	21.34%	1.36%	1.24%	8.51%	92.14%
Share Price Return	21.29%	1.37%	1.22%	8.50%	92.04%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.60%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.60%, while the Fund's gross total expense ratio was determined to be 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 3,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic OTC Portfolio (ticker: PWO)

The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic OTC IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 19.34%. Over this same year, the Index returned 20.20%, while the NASDAQ-100® Index returned 21.07% and the NASDAQ Composite Index returned 16.75%. The Fund benefited from positive performance of securities of companies in information technology, industrials and consumer discretionary sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Information Technology	53.6
Consumer Discretionary	16.0
Health Care	13.3
Financials	6.7
Industrials	4.9
Consumer Staples	2.3
Energy	1.4
Telecommunication Services	1.0
Materials	0.8
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	26.5
Mid-Cap Growth	25.9
Small-Cap Growth	22.3
Small-Cap Value	12.8
Mid-Cap Value	6.3
Large-Cap Value	6.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
TIBCO Software, Inc.	3.7
MICROS Systems, Inc.	3.4
Automatic Data Processing, Inc.	3.4
Symantec Corp.	3.3
BMC Software, Inc.	3.2
Bed Bath & Beyond, Inc.	3.1
Apple, Inc.	3.1
CA, Inc.	3.0
Paychex, Inc.	3.0
Microsoft Corp.	3.0
Total	32.2

8

Manager's Analysis (Continued)

PowerShares Dynamic OTC Portfolio (ticker: PWO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg. Ann.††			Fund Inception
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
Dynamic OTC IntellidexSM Index	20.20%	5.47%	0.72%	8.97%	98.85%
NASDAQ Composite Index	16.75%	6.00%	4.35%	8.79%	96.24%
NASDAQ-100® Index	21.07%	8.56%	7.81%	10.74%	126.14%
Fund
Net Asset Value ("NAV") Return	19.34%	4.77%	0.16%	8.31%	89.34%
Share Price Return	19.31%	4.75%	0.15%	8.29%	89.08%

Fund Inception: May 1, 2003

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.85%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.60%, while the Fund's gross total expense ratio was determined to be 0.91%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and NASDAQ-100® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 2,995 and 100 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the FTSE RAFI US 1000 Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 16.72%. Over this same year, the Index returned 17.16%, while the S&P 500® Index returned 17.24% and the Russell 1000® Index returned 18.02%. The Fund benefited from positive performance of securities of companies in the energy, industrials and consumer discretionary sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Financials	20.1
Energy	11.7
Industrials	11.5
Health Care	10.7
Information Technology	10.7
Consumer Discretionary	10.6
Consumer Staples	10.5
Utilities	5.6
Telecommunication Services	4.7
Materials	3.9
Money Market Fund	0.0
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	44.2
Large-Cap Growth	30.3
Mid-Cap Value	12.7
Mid-Cap Growth	8.3
Small-Cap Value	3.2
Small-Cap Growth	1.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Exxon Mobil Corp.	3.0
AT&T, Inc.	2.3
General Electric Co.	2.1
Bank of America Corp.	2.0
Chevron Corp.	1.9
JPMorgan Chase & Co.	1.7
Citigroup, Inc.	1.7
Pfizer, Inc.	1.6
Wal-Mart Stores, Inc.	1.5
Verizon Communications, Inc.	1.4
Total	19.2

10

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1000 Portfolio (ticker: PRF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg. Ann.††			Fund Inception
	1 Year	3 Year	5 Year	Avg. Ann.††	Cumulative
Index
FTSE RAFI US 1000 Index	17.16%	5.64%	5.18%	6.00%	36.68%
S&P 500® Index	17.24%	1.74%	2.95%	3.82%	22.15%
Russell 1000® Index	18.02%	2.30%	3.30%	4.17%	24.35%
Fund
Net Asset Value ("NAV") Return	16.72%	5.31%	4.70%	5.49%	33.20%
Share Price Return	16.63%	5.34%	4.69%	5.54%	33.53%

Fund Inception: December 19, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.45%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.39%, while the Fund's gross total expense ratio was determined to be 0.44%. NAV and Share Price returns that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 1000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 1,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the FTSE RAFI US 1500 Small-Mid Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 19.04%. Over this same year, the Index returned 19.39%, while the S&P Small Cap 600® Index returned 21.42% and the Russell 2000® Index returned 22.20%. The Fund benefited from positive performance of securities of companies in the information technology, industrials and energy sectors. The Fund was positive for securities of companies within each sector in which it was invested.

Sector Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Financials	18.9
Industrials	18.6
Information Technology	17.7
Consumer Discretionary	17.1
Health Care	8.7
Energy	6.7
Materials	6.2
Consumer Staples	3.1
Utilities	1.8
Telecommunication Services	1.2
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	47.4
Small-Cap Growth	40.3
Mid-Cap Growth	9.3
Mid-Cap Value	2.7
Large-Cap Growth	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Hercules Offshore, Inc.	0.2
Georgia Gulf Corp.	0.2
Fairchild Semiconductor International, Inc.	0.2
Ashford Hospitality Trust, Inc.	0.2
Children's Place Retail Stores, Inc. (The)	0.2
SINA Corp.	0.2
Polycom, Inc.	0.2
Old Dominion Freight Line, Inc.	0.2
Century Aluminum Co.	0.2
WellCare Health Plans, Inc.	0.2
Total	2.0

12

Manager's Analysis (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (ticker: PRFZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2011
	Avg. Ann.††		Fund Inception
	1 Year	3 Year	Avg. Ann.††	Cumulative
Index
FTSE RAFI US 1500 Small-Mid Index	19.39%	12.99%	8.75%	47.17%
S&P Small Cap 600® Index	21.42%	7.87%	5.87%	29.90%
Russell 2000® Index	22.20%	8.03%	5.33%	26.86%
Fund
Net Asset Value ("NAV") Return	19.04%	12.94%	8.44%	45.25%
Share Price Return	19.06%	12.97%	8.43%	45.21%

Fund Inception: September 20, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.51%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.39%, while the Fund's gross total expense ratio was determined to be 0.46%. NAV and Share Price returns that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The difference in performance between the underlying index and the Fund was due to corporate actions on the index and Fund constituents which were not included in Index performance but have been realized by the Fund. The S&P Small Cap 600® Index and Russell 2000® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 600 and 2,000 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	1145	407	22	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	05/01/03	1901	844	72	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	1901	833	39	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	1341	682	16	5	0	0	2
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	1161	503	22	4	0	2	2

14

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	700	11	3	0	0	0
PWC	956	11	4	0	0	0
PWO	988	19	4	0	0	0
PRF	601	24	9	2	0	0
PRFZ	590	34	4	0	0	0

15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$1,209.12	0.65%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$1,181.40	0.60%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$1,163.15	0.60%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$1,178.64	0.39%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
PowerShares FTSE RAFI US 1500 Small-Mid	Portfolio
Actual	$1,000.00	$1,231.11	0.39%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the Financial Highlights.

16

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—13.9%
4,080	Ascena Retail Group, Inc.*	$127,663
1,725	Autoliv, Inc.	138,224
2,666	Bed Bath & Beyond, Inc.*	149,616
305	Biglari Holdings, Inc.*	133,358
3,345	Buckle, Inc. (The)	152,164
2,340	Coach, Inc.	139,955
5,064	Comcast Corp., Class A	132,879
3,043	Dillard's, Inc., Class A	146,125
6,617	Foot Locker, Inc.	142,398
3,840	General Motors Co.*	123,226
2,402	Lear Corp.	122,838
3,948	Limited Brands, Inc.	162,500
1,720	McDonald's Corp.	134,693
2,813	Nordstrom, Inc.	133,758
4,414	Papa John's International, Inc.*	132,685
9,162	Pep Boys - Manny, Moe & Jack (The)	125,519
3,113	PetSmart, Inc.	131,275
1,700	Polaris Industries, Inc.	179,231
278	priceline.com, Inc.*	152,069
1,788	Ross Stores, Inc.	131,758
3,928	Starbucks Corp.	142,154
2,445	Target Corp.	120,050
1,796	Time Warner Cable, Inc.	140,322
2,544	TJX Cos., Inc. (The)	136,409
2,215	TRW Automotive Holdings Corp.*	126,388
2,374	Tupperware Brands Corp.	151,153
2,558	Yum! Brands, Inc.	137,211
		3,745,621
	Consumer Staples—7.6%
1,396	Boston Beer Co., Inc., Class A*	131,587
1,864	Brown-Forman Corp., Class B	133,947
3,048	Casey's General Stores, Inc.	118,963
2,302	Coca-Cola Bottling Co. Consolidated	162,176
6,274	Constellation Brands, Inc., Class A*	140,475
3,518	Dr Pepper Snapple Group, Inc.	137,906
4,242	Elizabeth Arden, Inc.*	127,514
1,377	Estee Lauder Cos., Inc. (The), Class A	133,569
1,632	Herbalife Ltd. (Cayman Islands)	146,521
4,703	Hormel Foods Corp.	138,315
6,985	Inter Parfums, Inc.	132,925
2,702	McCormick & Co., Inc.	132,722
3,774	Reynolds American, Inc.	140,053
5,571	Smithfield Foods, Inc.*	131,253
3,048	Walgreen Co.	130,211
		2,038,137
	Energy—3.6%
2,334	Alliance Holdings GP LP	121,951
1,258	Clayton Williams Energy, Inc.*	113,937
6,447	Cloud Peak Energy, Inc.*	134,227

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,620	McDermott International, Inc.*	$129,766
1,599	National Oilwell Varco, Inc.	122,627
1,221	OYO Geospace Corp.*	113,895
16,096	VAALCO Energy, Inc.*	112,189
5,031	W&T Offshore, Inc.	134,881
		983,473
	Financials—14.2%
2,207	Aflac, Inc.	124,011
3,712	American Financial Group, Inc.	132,778
2,018	Ameriprise Financial, Inc.	125,237
6,639	AmTrust Financial Services, Inc.	128,133
3,542	Axis Capital Holdings Ltd. (Bermuda)	125,245
4,875	Brown & Brown, Inc.	126,019
5,125	CB Richard Ellis Group, Inc., Class A*	136,889
2,132	Chubb Corp. (The)	138,985
3,198	Commerce Bancshares, Inc.	136,107
1,821	Credit Acceptance Corp.*	147,319
5,864	Discover Financial Services	145,662
1,845	Erie Indemnity Co., Class A	133,633
4,131	FBL Financial Group, Inc., Class A	125,996
19,335	Fortress Investment Group LLC, Class A*	119,297
1,022	Franklin Resources, Inc.	131,961
4,080	HCC Insurance Holdings, Inc.	132,763
2,089	Infinity Property & Casualty Corp.	123,460
3,884	Leucadia National Corp.	150,156
310	Markel Corp.*	129,357
5,948	MarketAxess Holdings, Inc.	144,834
6,261	Progressive Corp. (The)	137,366
3,384	Raymond James Financial, Inc.	126,900
2,158	Reinsurance Group of America, Inc.	136,601
2,648	Safety Insurance Group, Inc.	123,979
5,519	SEI Investments Co.	123,239
1,984	Torchmark Corp.	132,769
4,800	Unum Group	127,104
3,114	Waddell & Reed Financial, Inc., Class A	127,705
2,129	World Acceptance Corp.*	144,666
		3,838,171
	Health Care—13.4%
3,027	Agilent Technologies, Inc.*	151,078
2,232	Air Methods Corp.*	150,928
2,205	AMERIGROUP Corp.*	150,602
3,422	AmerisourceBergen Corp.	139,070
1,883	Biogen Idec, Inc.*	183,310
3,045	CIGNA Corp.	142,597
2,082	Cooper Cos., Inc. (The)	155,942
2,596	CorVel Corp.*	134,473
4,249	Coventry Health Care, Inc.*	137,115
3,744	Eli Lilly & Co.	138,566
3,736	Endo Pharmaceuticals Holdings, Inc.*	146,302

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,369	Health Management Associates, Inc., Class A*	$150,802
4,307	Health Net, Inc.*	143,423
3,418	Healthspring, Inc.*	141,813
3,351	Hill-Rom Holdings, Inc.	150,829
6,505	Immucor, Inc.*	142,004
2,581	Integra LifeSciences Holdings Corp.*	135,012
2,707	Kinetic Concepts, Inc.*	159,794
2,658	Magellan Health Services, Inc.*	138,269
4,945	PSS World Medical, Inc.*	142,218
2,256	Quest Diagnostics, Inc.	127,193
12,427	Sunrise Senior Living, Inc.*	128,992
3,006	UnitedHealth Group, Inc.	147,985
1,866	Varian Medical Systems, Inc.*	130,993
1,926	WellPoint, Inc.	147,898
		3,617,208
	Industrials—23.2%
4,797	ABM Industries, Inc.	116,663
16,178	Air Transport Services Group, Inc.*	132,336
2,165	Alaska Air Group, Inc.*	142,609
1,326	Amerco, Inc.*	134,881
3,036	AMETEK, Inc.	139,777
3,932	Applied Industrial Technologies, Inc.	138,642
2,709	Cascade Corp.	124,072
1,258	Caterpillar, Inc.	145,186
3,103	CLARCOR, Inc.	140,225
5,785	Colfax Corp.*	126,402
2,734	Crane Co.	136,454
2,522	Cubic Corp.	136,390
1,995	Dover Corp.	135,740
7,662	Dycom Industries, Inc.*	113,857
2,396	Eaton Corp.	128,258
2,135	Emerson Electric Co.	129,723
3,625	Equifax, Inc.	136,046
1,790	Esterline Technologies Corp.*	128,522
1,786	Gardner Denver, Inc.	154,328
1,689	General Dynamics Corp.	122,993
6,138	General Electric Co.	125,522
16,881	Great Lakes Dredge & Dock Corp.	125,763
2,228	Honeywell International, Inc.	136,420
2,203	ITT Corp.	127,311
3,117	J.B. Hunt Transport Services, Inc.	148,619
6,779	John Bean Technologies Corp.	137,004
1,367	Joy Global, Inc.	137,999
3,897	KBR, Inc.	149,528
6,205	Knoll, Inc.	121,804
1,593	Lockheed Martin Corp.	126,245
5,357	Macquarie Infrastructure Co. LLC *	134,461
1,419	Middleby Corp. (The)*	127,242
1,442	Parker Hannifin Corp.	136,009

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,031	Robbins & Myers, Inc.	$131,758
6,552	Rollins, Inc.	137,395
4,266	Sauer-Danfoss, Inc.*	251,737
56	Seaboard Corp.	133,672
8,116	SkyWest, Inc.	134,158
6,968	Sykes Enterprises, Inc.*	139,569
2,319	Thomas & Betts Corp.*	134,432
5,910	Trimas Corp.*	137,171
2,865	Tyco International Ltd. (Switzerland)	139,640
1,358	Union Pacific Corp.	140,512
1,745	United Parcel Service, Inc., Class B	130,823
1,533	United Technologies Corp.	137,326
3,947	Verisk Analytics, Inc., Class A*	129,856
		6,275,080
	Information Technology—16.5%
4,157	ACI Worldwide, Inc.*	137,347
367	Apple, Inc.*	127,800
7,919	Applied Materials, Inc.	124,249
8,519	Atmel Corp.*	130,341
2,571	Automatic Data Processing, Inc.	139,734
3,304	Black Box Corp.	115,442
2,615	BMC Software, Inc.*	131,351
5,157	CA, Inc.	126,811
1,223	FactSet Research Systems, Inc.	133,808
3,771	FEI Co.*	122,407
2,031	Fiserv, Inc.*	124,521
11,665	GT Solar International, Inc.*	130,298
789	International Business Machines Corp.	134,588
4,030	Jack Henry & Associates, Inc.	136,899
2,605	KLA-Tencor Corp.	114,359
2,312	Lam Research Corp.*	111,693
1,613	Loral Space & Communications, Inc.*	112,749
19,944	Magma Design Automation, Inc.*	126,844
4,808	Microsoft Corp.	125,104
6,668	NCR Corp.*	132,093
5,106	NetScout Systems, Inc.*	130,662
3,177	Novellus Systems, Inc.*	101,982
3,875	Paychex, Inc.	126,751
2,472	Solera Holdings, Inc.	135,960
7,028	Symantec Corp.*	138,100
2,420	Syntel, Inc.	132,326
3,585	TE Connectivity Ltd. (Switzerland)	128,522
5,597	TeleTech Holdings, Inc.*	111,212
3,583	Texas Instruments, Inc.	127,304
5,196	TIBCO Software, Inc.*	155,828
7,255	Total System Services, Inc.	136,757
2,648	Varian Semiconductor Equipment Associates, Inc.*	111,031
3,788	Verint Systems, Inc.*	129,663
7,165	Vishay Intertechnology, Inc.*	136,708

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,884	Western Union Co. (The)	$125,035
		4,466,279
	Materials—5.8%
1,396	Air Products & Chemicals, Inc.	133,346
2,229	Albemarle Corp.	157,256
14,835	Boise, Inc.	145,680
4,870	Buckeye Technologies, Inc.	137,139
3,013	Cabot Corp.	135,133
1,454	Domtar Corp.	135,251
1,684	FMC Corp.	148,663
2,434	Freeport-McMoRan Copper & Gold, Inc.	133,943
2,563	Kronos Worldwide, Inc.	157,778
1,503	Mosaic Co. (The)	112,515
4,538	TPC Group, Inc.*	178,979
		1,575,683
	Telecommunication Services—0.8%
5,674	Fairpoint Communications, Inc.*	94,983
10,679	General Communication, Inc., Class A*	122,808
		217,791
	Utilities—1.0%
3,319	Alliant Energy Corp.	131,233
3,132	MGE Energy, Inc.	131,576
		262,809
	Total Common Stocks and Other Equity Interests (Cost $23,318,106)	27,020,252
	Money Market Fund—0.3%
84,329	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $84,329)	84,329
	Total Investments (Cost $23,402,435)—100.3%	27,104,581
	Liabilities in excess of other assets—(0.3%)	(80,127)
	Net Assets—100.0%	$27,024,454

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

19

Schedule of Investments

PowerShares Dynamic Market Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—12.7%
20,832	Ascena Retail Group, Inc.*	$651,833
8,769	Autoliv, Inc.	702,660
1,554	Biglari Holdings, Inc.*	679,471
17,004	Buckle, Inc. (The)	773,512
15,525	Dillard's, Inc., Class A	745,510
33,768	Foot Locker, Inc.	726,687
117,567	Limited Brands, Inc.	4,839,058
51,043	McDonald's Corp.	3,997,177
22,463	Papa John's International, Inc.*	675,238
15,821	PetSmart, Inc.	667,172
8,647	Polaris Industries, Inc.	911,653
53,017	Ross Stores, Inc.	3,906,823
75,499	TJX Cos., Inc. (The)	4,048,256
11,294	TRW Automotive Holdings Corp.*	644,436
		23,969,486
	Consumer Staples—9.3%
9,125	Boston Beer Co., Inc., Class A*	860,123
12,139	Brown-Forman Corp., Class B	872,309
14,992	Coca-Cola Bottling Co. Consolidated	1,056,186
27,747	Elizabeth Arden, Inc.*	834,075
62,829	Estee Lauder Cos., Inc. (The), Class A	6,094,413
30,744	Hormel Foods Corp.	904,181
36,450	Smithfield Foods, Inc.*	858,762
139,210	Walgreen Co.	5,947,051
		17,427,100
	Energy—12.6%
33,014	Alliance Holdings GP LP	1,724,982
17,820	Clayton Williams Energy, Inc.*	1,613,957
98,892	Exxon Mobil Corp.	8,702,496
105,715	National Oilwell Varco, Inc.	8,107,283
228,047	VAALCO Energy, Inc.*	1,589,488
71,228	W&T Offshore, Inc.	1,909,623
		23,647,829
	Financials—14.8%
54,472	Aflac, Inc.	3,060,782
19,644	American Financial Group, Inc.	702,666
49,605	Ameriprise Financial, Inc.	3,078,486
35,112	AmTrust Financial Services, Inc.	677,662
18,697	Axis Capital Holdings Ltd. (Bermuda)	661,126
25,751	Brown & Brown, Inc.	665,663
126,592	CB Richard Ellis Group, Inc., Class A*	3,381,272
16,881	Commerce Bancshares, Inc.	718,455
9,595	Credit Acceptance Corp.*	776,236
144,399	Discover Financial Services	3,586,871
9,753	Erie Indemnity Co., Class A	706,410
21,859	FBL Financial Group, Inc., Class A	666,700
25,220	Franklin Resources, Inc.	3,256,406
17,842	Raymond James Financial, Inc.	669,075

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,390	Reinsurance Group of America, Inc.	$720,987
118,452	Unum Group	3,136,609
16,397	Waddell & Reed Financial, Inc., Class A	672,441
11,242	World Acceptance Corp.*	763,894
		27,901,741
	Health Care—11.0%
8,927	Air Methods Corp.*	603,644
87,628	AmerisourceBergen Corp.	3,561,202
78,027	CIGNA Corp.	3,654,004
8,311	Cooper Cos., Inc. (The)	622,494
17,003	Coventry Health Care, Inc.*	548,687
14,913	Endo Pharmaceuticals Holdings, Inc.*	583,993
53,561	Health Management Associates, Inc., Class A*	604,168
17,225	Health Net, Inc.*	573,593
13,433	Hill-Rom Holdings, Inc.	604,619
26,070	Immucor, Inc.*	569,108
10,333	Integra LifeSciences Holdings Corp.*	540,519
10,807	Kinetic Concepts, Inc.*	637,937
10,607	Magellan Health Services, Inc.*	551,776
57,818	Quest Diagnostics, Inc.	3,259,779
77,057	UnitedHealth Group, Inc.	3,793,516
		20,709,039
	Industrials—11.7%
12,941	Alaska Air Group, Inc.*	852,424
34,737	Colfax Corp.*	759,003
15,145	Cubic Corp.	819,042
46,029	Dycom Industries, Inc.*	683,991
10,730	Esterline Technologies Corp.*	770,414
50,766	Joy Global, Inc.	5,124,828
23,378	KBR, Inc.	897,014
32,171	Macquarie Infrastructure Co. LLC*	807,492
25,630	Sauer-Danfoss, Inc.*	1,512,426
64,915	United Parcel Service, Inc., Class B	4,866,677
146,769	Verisk Analytics, Inc., Class A*	4,828,700
		21,922,011
	Information Technology—17.9%
30,224	ACI Worldwide, Inc.*	998,601
13,684	Apple, Inc.*	4,765,179
295,589	Applied Materials, Inc.	4,637,792
24,029	Black Box Corp.	839,573
192,599	CA, Inc.	4,736,010
8,843	FactSet Research Systems, Inc.	967,513
27,429	FEI Co.*	890,345
75,633	Fiserv, Inc.*	4,637,059
84,847	GT Solar International, Inc.*	947,741
29,360	International Business Machines Corp.	5,008,229
29,205	Jack Henry & Associates, Inc.	992,094
23,034	Novellus Systems, Inc.*	739,391

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,595	Syntel, Inc.	$962,095
40,694	TeleTech Holdings, Inc.*	808,590
52,651	Total System Services, Inc.	992,471
19,253	Varian Semiconductor Equipment Associates, Inc.*	807,278
		33,729,961
	Materials—4.1%
14,144	Albemarle Corp.	997,859
30,842	Buckeye Technologies, Inc.	868,511
10,644	FMC Corp.	939,652
66,720	Mosaic Co. (The)	4,994,659
		7,800,681
	Telecommunication Services—2.7%
57,012	AT&T, Inc.	1,774,213
38,410	General Communication, Inc., Class A*	441,715
32,534	MetroPCS Communications, Inc.*	547,547
44,584	Verizon Communications, Inc.	1,684,384
106,997	Vonage Holdings Corp.*	552,105
		4,999,964
	Utilities—3.2%
22,025	Alliant Energy Corp.	870,869
110,194	Edison International	4,327,318
20,809	MGE Energy, Inc.	874,186
		6,072,373
	Total Common Stocks and Other Equity Interests (Cost $171,991,208)	188,180,185
	Money Market Fund—0.1%
142,624	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $142,624)	142,624
	Total Investments (Cost $172,133,832)—100.1%	188,322,809
	Liabilities in excess of other assets—(0.1%)	(115,525)
	Net Assets—100.0%	$188,207,284

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

21

Schedule of Investments

PowerShares Dynamic OTC Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.0%
15,191	AFC Enterprises, Inc.*	$228,776
7,234	Ascena Retail Group, Inc.*	226,352
22,060	Bed Bath & Beyond, Inc.*	1,238,007
7,297	Bob Evans Farms, Inc.	228,834
10,145	Destination Maternity Corp.	237,089
14,298	Lincoln Educational Services Corp.	238,777
7,800	Papa John's International, Inc.*	234,468
25,639	PetSmart, Inc.	1,081,197
6,865	Rent-A-Center, Inc.	209,039
14,728	Ross Stores, Inc.	1,085,306
25,329	Sonic Corp.*	284,191
32,479	Starbucks Corp.	1,175,415
		6,467,451
	Consumer Staples—2.3%
4,253	Coca-Cola Bottling Co. Consolidated	299,624
9,365	Hansen Natural Corp.*	619,495
		919,119
	Energy—1.4%
7,475	Alliance Holdings GP LP	390,569
1,725	Clayton Williams Energy, Inc.*	156,233
		546,802
	Financials—6.7%
4,095	AmTrust Financial Services, Inc.	79,034
8,952	BOK Financial Corp.	481,439
4,655	Calamos Asset Management, Inc., Class A	75,737
11,513	Commerce Bancshares, Inc.	489,993
1,122	Credit Acceptance Corp.*	90,770
6,652	Erie Indemnity Co., Class A	481,804
2,440	First Financial Corp.	78,470
2,082	FPIC Insurance Group, Inc.*	76,868
1,284	Infinity Property & Casualty Corp.	75,884
3,669	MarketAxess Holdings, Inc.	89,340
8,385	Provident New York Bancorp	78,651
1,634	Safety Insurance Group, Inc.	76,504
19,927	SEI Investments Co.	444,970
1,313	World Acceptance Corp.*	89,218
		2,708,682
	Health Care—13.3%
2,662	Air Methods Corp.*	180,004
23,410	ArQule, Inc.*	165,275
11,819	Biogen Idec, Inc.*	1,150,580
3,080	CorVel Corp.*	159,544
23,356	Endo Pharmaceuticals Holdings, Inc.*	914,621
14,453	Express Scripts, Inc.*	820,063
7,755	Immucor, Inc.*	169,292
3,074	Integra LifeSciences Holdings Corp.*	160,801
3,804	IPC The Hospitalist Co., Inc.*	197,275
3,165	Magellan Health Services, Inc.*	164,643

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,895	PSS World Medical, Inc.*	$169,540
20,845	Rigel Pharmaceuticals, Inc.*	189,898
15,927	Sirona Dental Systems, Inc.*	908,954
		5,350,490
	Industrials—4.9%
14,990	Great Lakes Dredge & Dock Corp.	111,676
7,058	Joy Global, Inc.	712,505
2,720	LB Foster Co., Class A	115,763
7,202	SkyWest, Inc.	119,049
5,245	Trimas Corp.*	121,736
6,735	US Ecology, Inc.	123,655
20,406	Verisk Analytics, Inc., Class A*	671,357
		1,975,741
	Information Technology—53.6%
6,088	ACI Worldwide, Inc.*	201,148
10,921	Acxiom Corp.*	159,010
8,884	Anaren, Inc.*	147,386
3,550	Apple, Inc.*	1,236,216
76,678	Applied Materials, Inc.	1,203,078
24,915	Automatic Data Processing, Inc.	1,354,130
4,830	Black Box Corp.	168,760
25,262	BMC Software, Inc.*	1,268,910
49,962	CA, Inc.	1,228,566
18,924	Cadence Design Systems, Inc.*	196,431
9,758	Cardtronics, Inc.*	207,357
22,713	Cogo Group, Inc.*	186,474
12,109	Electronics for Imaging, Inc.*	217,478
8,624	ExlService Holdings, Inc.*	178,689
5,525	FEI Co.*	179,341
19,620	Fiserv, Inc.*	1,202,902
17,045	GT Solar International, Inc.*	190,393
10,341	Insight Enterprises, Inc.*	177,452
5,426	Interactive Intelligence, Inc.*	203,041
3,855	InterDigital, Inc.	178,448
5,883	Jack Henry & Associates, Inc.	199,846
25,246	KLA-Tencor Corp.	1,108,299
2,357	Loral Space & Communications, Inc.*	164,754
29,140	Magma Design Automation, Inc.*	185,330
6,080	Measurement Specialties, Inc.*	211,462
26,088	MICROS Systems, Inc.*	1,357,098
46,556	Microsoft Corp.	1,211,387
4,189	MTS Systems Corp.	185,447
6,560	Multi-Fineline Electronix, Inc.*	174,693
8,244	NCI, Inc., Class A*	202,885
7,464	NetScout Systems, Inc.*	191,004
11,422	Newport Corp.*	213,934
4,639	Novellus Systems, Inc.*	148,912
3,161	NVE Corp.*	186,373
37,399	Paychex, Inc.	1,223,321
14,957	Perficient, Inc.*	186,813

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,302	Progress Software Corp.*	$186,854
7,008	Quest Software, Inc.*	180,526
68,102	Symantec Corp.*	1,338,204
3,535	Syntel, Inc.	193,294
17,408	TeleNav, Inc.*	236,401
8,176	TeleTech Holdings, Inc.*	162,457
50,287	TIBCO Software, Inc.*	1,508,107
10,535	TTM Technologies, Inc.*	201,429
3,868	Varian Semiconductor Equipment Associates, Inc.*	162,185
5,551	Verint Systems, Inc.*	190,011
		21,596,236
	Materials—0.8%
3,107	Sigma-Aldrich Corp.	219,292
2,960	TPC Group, Inc.*	116,743
		336,035
	Telecommunication Services—1.0%
10,360	General Communication, Inc., Class A*	119,140
6,829	NII Holdings, Inc., Class B*	283,950
		403,090
	Total Common Stocks and Other Equity Interests (Cost $34,403,964)	40,303,646
	Money Market Fund—0.2%
92,411	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $92,411)	92,411
	Total Investments (Cost $34,496,375)—100.2%	40,396,057
	Liabilities in excess of other assets—(0.2%)	(75,379)
	Net Assets—100.0%	$40,320,678

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

23

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.6%
8,075	Aaron's, Inc.	$232,479
6,536	Abercrombie & Fitch Co., Class A	462,749
5,204	Advance Auto Parts, Inc.	340,654
6,033	Aeropostale, Inc.*	154,023
6,631	Amazon.com, Inc.*	1,302,992
21,996	American Eagle Outfitters, Inc.	342,258
7,130	Ann, Inc.*	222,527
10,200	Apollo Group, Inc., Class A*	408,306
9,963	Asbury Automotive Group, Inc.*	172,360
5,538	Ascena Retail Group, Inc.*	173,284
7,106	Autoliv, Inc.	569,404
20,954	AutoNation, Inc.*	710,550
1,681	AutoZone, Inc.*	474,681
17,532	Barnes & Noble, Inc.	192,677
15,345	Bed Bath & Beyond, Inc.*	861,161
68,026	Best Buy Co., Inc.	2,123,772
7,620	Big Lots, Inc.*	313,258
4,899	BorgWarner, Inc.*	378,399
16,983	Boyd Gaming Corp.*	151,828
11,286	Brinker International, Inc.	271,880
8,766	Brunswick Corp.	204,861
5,496	Cabela's, Inc., Class A*	140,368
14,251	Cablevision Systems Corp., Class A	502,063
8,209	Career Education Corp.*	179,038
13,690	CarMax, Inc.*	475,043
37,910	Carnival Corp.	1,443,234
75,512	CBS Corp., Class B	1,904,413
51,139	Charming Shoppes, Inc.*	231,660
13,196	Chico's FAS, Inc.	193,057
7,374	Cinemark Holdings, Inc.	149,913
7,063	Coach, Inc.	422,438
9,784	Collective Brands, Inc.*	205,464
154,227	Comcast Corp., Class A	4,046,916
52,982	Comcast Corp. Special Class A	1,300,708
6,735	Cooper Tire & Rubber Co.	181,710
5,265	Core-Mark Holding Co., Inc.*	176,430
51,948	D.R. Horton, Inc.	646,233
20,446	Dana Holding Corp.*	371,504
11,321	Darden Restaurants, Inc.	531,747
2,695	DeVry, Inc.	142,566
40,020	Dex One Corp.*	168,084
4,461	Dick's Sporting Goods, Inc.*	182,589
7,274	Dillard's, Inc., Class A	349,297
38,594	DIRECTV, Class A*	1,875,282
5,377	Discovery Communications, Inc., Class A*	237,986
5,474	Discovery Communications, Inc., Class C*	216,004
22,243	DISH Network Corp., Class A*	556,965
7,586	Dollar Tree, Inc.*	436,195
12,968	Domino's Pizza, Inc.*	240,816
143,626	Eastman Kodak Co.*	399,280

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,461	Exide Technologies*	$155,228
20,320	Expedia, Inc.	508,610
9,240	Family Dollar Stores, Inc.	500,900
20,386	Foot Locker, Inc.	438,707
405,258	Ford Motor Co.*	6,269,341
15,454	Fortune Brands, Inc.	1,005,746
28,781	GameStop Corp., Class A*	739,096
55,394	Gannett Co., Inc.	834,234
44,093	Gap, Inc. (The)	1,024,721
10,723	Garmin Ltd. (Switzerland)	367,048
64,695	General Motors Co.*	2,076,063
5,187	Gentex Corp.	162,612
16,341	Genuine Parts Co.	877,512
77,915	Goodyear Tire & Rubber Co. (The)*	1,414,157
5,783	Group 1 Automotive, Inc.	248,900
34,326	H&R Block, Inc.	593,497
12,530	Hanesbrands, Inc.*	407,350
17,494	Harley-Davidson, Inc.	651,826
4,728	Harman International Industries, Inc.	229,450
9,037	Hasbro, Inc.	423,293
169,142	Home Depot, Inc. (The)	6,281,934
5,634	HSN, Inc.*	186,936
3,271	Hyatt Hotels Corp., Class A*	144,938
27,087	International Game Technology	479,169
37,250	Interpublic Group of Cos., Inc. (The)	437,688
37,454	J.C. Penney Co., Inc.	1,440,106
8,716	Jack in the Box, Inc.*	179,985
9,267	Jarden Corp.	337,226
53,612	Johnson Controls, Inc.	2,198,092
20,963	Jones Group, Inc. (The)	285,726
15,918	KB Home	187,992
30,014	Kohl's Corp.	1,582,038
7,312	Lamar Advertising Co., Class A*	237,786
7,176	Las Vegas Sands Corp.*	337,344
4,976	Lear Corp.	254,473
19,540	Leggett & Platt, Inc.	513,707
15,706	Liberty Global, Inc., Class A*	730,329
15,040	Liberty Global, Inc., Class C*	667,626
65,916	Liberty Media Corp. - Interactive, Class A*	1,152,212
3,345	Liberty Media Corp. - Starz, Class A*	257,063
27,138	Limited Brands, Inc.	1,117,000
20,267	Live Nation Entertainment, Inc.*	224,761
39,714	Liz Claiborne, Inc.*	249,801
6,807	LKQ Corp.*	171,673
143,375	Lowe's Cos., Inc.	3,763,594
72,401	Macy's, Inc.	1,731,108
17,864	Marriott International, Inc., Class A	630,599
29,148	Mattel, Inc.	778,835
57,636	McDonald's Corp.	4,513,475
23,677	McGraw-Hill Cos., Inc. (The)	958,208

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,481	MDC Holdings, Inc.	$189,180
5,937	Men's Wearhouse, Inc. (The)	165,583
6,240	Meritage Homes Corp.*	149,198
50,548	MGM Resorts International*	639,938
11,397	Mohawk Industries, Inc.*	684,276
820	Netflix, Inc.*	190,789
27,309	New York Times Co. (The), Class A*	222,022
31,590	Newell Rubbermaid, Inc.	602,105
132,925	News Corp., Class A	2,368,724
43,829	News Corp., Class B	828,368
13,239	NIKE, Inc., Class B	1,089,834
14,951	Nordstrom, Inc.	710,920
521	NVR, Inc.*	385,191
141,355	Office Depot, Inc.*	609,240
26,355	OfficeMax, Inc.*	262,496
21,218	Omnicom Group, Inc.	1,043,713
7,268	O'Reilly Automotive, Inc.*	429,248
9,231	Penn National Gaming, Inc.*	369,332
11,063	Penske Automotive Group, Inc.*	248,696
7,625	PetSmart, Inc.	321,546
2,989	Phillips-Van Heusen Corp.	210,456
2,305	Polaris Industries, Inc.	243,016
2,433	Polo Ralph Lauren Corp.	318,163
438	priceline.com, Inc.*	239,590
68,206	Pulte Group, Inc.*	554,515
20,169	RadioShack Corp.	318,872
24,747	Regal Entertainment Group, Class A	341,014
10,171	Regis Corp.	172,907
11,919	Rent-A-Center, Inc.	362,934
5,442	Ross Stores, Inc.	401,021
14,811	Royal Caribbean Cruises Ltd.*	589,774
33,248	Saks, Inc.*	397,646
18,428	Sears Holdings Corp.*	1,584,255
22,989	Service Corp. International	270,581
8,318	Signet Jewelers Ltd. (United Kingdom)*	363,913
15,435	Sonic Automotive, Inc., Class A	217,634
9,938	Stanley Black & Decker, Inc.	721,996
69,050	Staples, Inc.	1,459,717
23,435	Starbucks Corp.	848,113
10,150	Starwood Hotels & Resorts Worldwide, Inc.	604,636
23,637	SuperMedia, Inc.*	121,494
79,897	Target Corp.	3,922,943
7,424	Tenneco, Inc.*	343,063
5,685	Tiffany & Co.	394,766
29,255	Time Warner Cable, Inc.	2,285,693
148,930	Time Warner, Inc.	5,638,490
23,881	TJX Cos., Inc. (The)	1,280,499
10,496	Toll Brothers, Inc.*	220,521
3,451	Tractor Supply Co.	213,513
15,263	TRW Automotive Holdings Corp.*	870,907

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,832	Tupperware Brands Corp.	$243,983
4,204	Urban Outfitters, Inc.*	132,258
8,789	VF Corp.	883,822
36,430	Viacom, Inc., Class B	1,863,759
26,144	Virgin Media, Inc.	791,117
114,205	Walt Disney Co. (The)	4,922,236
2,943	Warnaco Group, Inc. (The)*	189,411
48,838	Wendy's/Arby's Group, Inc., Class A	235,399
13,224	Whirlpool Corp.	1,139,644
7,592	Williams-Sonoma, Inc.	329,569
13,187	Wyndham Worldwide Corp.	456,402
2,375	Wynn Resorts Ltd.	349,481
20,039	Yum! Brands, Inc.	1,074,892
		128,565,835
	Consumer Staples—10.5%
17,170	Alberto-Culver Co.	641,128
311,441	Altria Group, Inc.	8,359,076
87,592	Archer-Daniels-Midland Co.	3,242,656
34,068	Avon Products, Inc.	1,000,918
10,266	BJ's Wholesale Club, Inc.*	526,851
6,002	Brown-Forman Corp., Class B	431,304
24,723	Bunge Ltd.	1,865,103
20,700	Campbell Soup Co.	695,313
5,307	Casey's General Stores, Inc.	207,132
8,235	Central European Distribution Corp.*	97,338
10,485	Chiquita Brands International, Inc.*	166,921
3,036	Church & Dwight Co., Inc.	250,409
9,263	Clorox Co. (The)	645,261
113,367	Coca-Cola Co. (The)	7,647,738
47,215	Coca-Cola Enterprises, Inc.	1,341,378
26,756	Colgate-Palmolive Co.	2,256,869
54,428	ConAgra Foods, Inc.	1,330,765
21,982	Constellation Brands, Inc., Class A*	492,177
5,813	Corn Products International, Inc.	320,296
44,407	Costco Wholesale Corp.	3,593,414
150,745	CVS Caremark Corp.	5,462,999
123,249	Dean Foods Co.*	1,379,156
13,117	Dole Food Co., Inc.*	181,146
19,307	Dr Pepper Snapple Group, Inc.	756,834
6,750	Energizer Holdings, Inc.*	509,827
3,910	Estee Lauder Cos., Inc. (The), Class A	379,270
6,942	Flowers Foods, Inc.	212,148
6,089	Fresh Del Monte Produce, Inc.	165,073
47,470	General Mills, Inc.	1,831,393
24,685	H.J. Heinz Co.	1,264,613
2,190	Herbalife Ltd. (Cayman Islands)	196,618
9,565	Hershey Co. (The)	551,996
14,477	Hormel Foods Corp.	425,769
8,906	J.M. Smucker Co. (The)	668,573
19,867	Kellogg Co.	1,137,783

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
37,452	Kimberly-Clark Corp.	$2,474,079
165,593	Kraft Foods, Inc., Class A	5,560,613
138,032	Kroger Co. (The)	3,355,558
17,451	Lorillard, Inc.	1,858,531
8,007	McCormick & Co., Inc.	393,304
6,754	Mead Johnson Nutrition Co.	451,708
14,694	Molson Coors Brewing Co., Class B	716,333
4,641	Nash Finch Co.	172,738
17,078	Pantry, Inc. (The)*	264,367
95,607	PepsiCo, Inc.	6,586,366
79,432	Philip Morris International, Inc.	5,515,758
214,149	Procter & Gamble Co. (The)	13,898,270
5,934	Ralcorp Holdings, Inc.*	461,665
43,590	Reynolds American, Inc.	1,617,625
390,549	Rite Aid Corp.*	433,509
4,863	Ruddick Corp.	201,912
93,987	Safeway, Inc.	2,284,824
63,712	Sara Lee Corp.	1,223,270
30,835	Smithfield Foods, Inc.*	726,473
202,762	SUPERVALU, Inc.	2,283,100
79,515	Sysco Corp.	2,298,779
56,625	Tyson Foods, Inc., Class A	1,126,837
4,538	United Natural Foods, Inc.*	193,727
4,851	Universal Corp.	210,436
83,115	Walgreen Co.	3,550,673
334,094	Wal-Mart Stores, Inc.	18,368,488
9,481	Whole Foods Market, Inc.	595,028
53,157	Winn-Dixie Stores, Inc.*	376,883
		127,436,099
	Energy—11.7%
6,084	Alpha Natural Resources, Inc.*	353,906
28,039	Anadarko Petroleum Corp.	2,213,399
16,493	Apache Corp.	2,199,671
10,168	Arch Coal, Inc.	348,762
3,574	Atwood Oceanics, Inc.*	160,580
23,213	Baker Hughes, Inc.	1,796,918
3,457	Bristow Group, Inc.*	160,405
4,186	Cabot Oil & Gas Corp.	235,588
10,078	Cameron International Corp.*	531,312
44,359	Chesapeake Energy Corp.	1,493,568
208,888	Chevron Corp.	22,860,703
2,383	Cimarex Energy Co.	263,536
205,047	ConocoPhillips	16,184,360
9,987	CONSOL Energy, Inc.	540,197
4,413	Copano Energy LLC	158,206
7,653	CVR Energy, Inc.*	170,126
11,068	Denbury Resources, Inc.*	249,805
24,854	Devon Energy Corp.	2,261,714
7,614	Diamond Offshore Drilling, Inc.	577,674
4,079	Dresser-Rand Group, Inc.*	214,311

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
36,214	El Paso Corp.	$702,914
9,964	EOG Resources, Inc.	1,125,035
7,173	EQT Corp.	377,372
15,661	Exterran Holdings, Inc.*	340,000
416,585	Exxon Mobil Corp.	36,659,480
7,058	FMC Technologies, Inc.*	328,056
6,970	Forest Oil Corp.*	250,293
8,180	Frontier Oil Corp.	228,549
66,569	General Maritime Corp.	142,458
43,042	Halliburton Co.	2,172,760
18,407	Helix Energy Solutions Group, Inc.*	348,444
5,179	Helmerich & Payne, Inc.	343,575
33,151	Hess Corp.	2,849,660
3,258	Holly Corp.	188,638
11,252	Key Energy Services, Inc.*	204,786
6,369	Linn Energy LLC	257,180
97,965	Marathon Oil Corp.	5,294,029
3,689	Massey Energy Co.	251,737
18,876	McDermott International, Inc.*	435,847
19,197	Murphy Oil Corp.	1,487,384
30,768	Nabors Industries Ltd. (Bermuda)*	942,731
17,807	National Oilwell Varco, Inc.	1,365,619
6,556	Newfield Exploration Co.*	464,165
17,194	Noble Corp. (Switzerland)	739,514
7,927	Noble Energy, Inc.	763,132
43,204	Occidental Petroleum Corp.	4,937,785
2,600	Oceaneering International, Inc.*	227,292
3,574	Oil States International, Inc.*	296,678
7,418	Overseas Shipholding Group, Inc.	206,665
12,964	Patterson-UTI Energy, Inc.	403,310
10,676	Peabody Energy Corp.	713,370
14,579	Petrohawk Energy Corp.*	393,779
3,923	Pioneer Natural Resources Co.	401,048
10,518	Plains Exploration & Production Co.*	400,105
12,183	Pride International, Inc.*	534,956
9,942	QEP Resources, Inc.	424,822
4,373	Range Resources Corp.	246,856
8,211	Rowan Cos., Inc.*	342,399
49,042	Schlumberger Ltd.	4,401,519
2,813	SEACOR Holdings, Inc.	278,009
8,208	Ship Finance International Ltd. (Bermuda)	164,078
2,209	SM Energy Co.	167,575
11,843	Southern Union Co.	354,106
9,413	Southwestern Energy Co.*	412,854
58,894	Spectra Energy Corp.	1,710,282
39,844	Sunoco, Inc.	1,699,745
4,701	Superior Energy Services, Inc.*	180,612
7,980	Targa Resources Corp.	279,460
8,326	Teekay Corp. (Bahamas)	283,001
41,376	Tesoro Corp.*	1,122,117
4,457	Tidewater, Inc.	265,236

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,428	Ultra Petroleum Corp.*	$174,108
4,465	Unit Corp.*	281,384
27,420	USEC, Inc.*	125,584
165,147	Valero Energy Corp.	4,673,660
57,909	Weatherford International Ltd. (Switzerland)*	1,249,676
13,319	Western Refining, Inc.*	225,890
4,235	Whiting Petroleum Corp.*	294,332
47,959	Williams Cos., Inc. (The)	1,590,800
10,444	World Fuel Services Corp.	413,373
		141,114,565
	Financials—20.1%
34,452	ACE Ltd. (Switzerland)	2,316,897
1,870	Affiliated Managers Group, Inc.*	203,980
29,108	Aflac, Inc.	1,635,579
2,832	Alexandria Real Estate Equities, Inc. REIT	232,649
491	Alleghany Corp.*	161,539
6,455	Allied World Assurance Co. Holdings Ltd. (Switzerland)	419,381
102,532	Allstate Corp. (The)	3,469,683
6,855	Alterra Capital Holdings Ltd. (Bermuda)	150,673
10,688	AMB Property Corp. REIT	389,043
96,043	American Express Co.	4,713,790
7,319	American Financial Group, Inc.	261,801
17,494	American International Group, Inc.*	544,938
15,340	Ameriprise Financial, Inc.	952,000
71,270	Annaly Capital Management, Inc. REIT	1,271,457
16,851	Aon Corp.	879,117
19,487	Apartment Investment & Management Co., Class A REIT	525,370
5,881	Arch Capital Group Ltd.*	611,624
8,594	Arthur J. Gallagher & Co.	255,929
10,724	Aspen Insurance Holdings Ltd. (Bermuda)	306,385
27,011	Associated Banc-Corp.	394,361
17,479	Assurant, Inc.	693,916
525	Assured Guaranty Ltd. (Bermuda)	8,925
15,579	Astoria Financial Corp.	225,428
4,044	AvalonBay Communities, Inc. REIT	512,011
15,644	Axis Capital Holdings Ltd. (Bermuda)	553,172
12,716	BancorpSouth, Inc.	172,302
1,935,283	Bank of America Corp.	23,765,275
4,727	Bank of Hawaii Corp.	230,630
106,433	Bank of New York Mellon Corp. (The)	3,082,300
91,900	BB&T Corp.	2,473,948
160,365	Berkshire Hathaway, Inc., Class B*	13,358,405
10,055	BioMed Realty Trust, Inc. REIT	199,491
4,430	BlackRock, Inc.	868,014
9,110	Boston Properties, Inc. REIT	952,268
22,824	Brandywine Realty Trust REIT	289,865
3,899	BRE Properties, Inc. REIT	197,757

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,332	Brown & Brown, Inc.	$189,532
4,952	Camden Property Trust REIT	310,738
61,974	Capital One Financial Corp.	3,391,837
52,329	CapitalSource, Inc.	349,558
13,606	CB Richard Ellis Group, Inc., Class A*	363,416
15,674	CBL & Associates Properties, Inc. REIT	291,066
64,550	Charles Schwab Corp. (The)	1,181,911
42,159	Chimera Investment Corp. REIT	170,744
36,820	Chubb Corp. (The)	2,400,296
23,317	Cincinnati Financial Corp.	738,683
14,979	CIT Group, Inc.*	636,008
4,442,324	Citigroup, Inc.*	20,390,267
4,338	City National Corp.	247,743
4,502	CME Group, Inc.	1,331,557
79,422	CNO Financial Group, Inc.*	640,141
10,683	Colonial Properties Trust REIT	226,052
21,651	Comerica, Inc.	821,222
7,121	Commerce Bancshares, Inc.	303,070
12,367	CommonWealth REIT	338,732
4,486	Corporate Office Properties Trust REIT	157,952
4,652	Cullen/Frost Bankers, Inc.	275,584
27,627	DCT Industrial Trust, Inc. REIT	160,513
4,880	Delphi Financial Group, Inc., Class A	155,916
31,491	Developers Diversified Realty Corp. REIT	464,177
2,639	Digital Realty Trust, Inc. REIT	159,237
50,756	Discover Financial Services	1,260,779
8,801	Douglas Emmett, Inc. REIT	183,149
31,669	Duke Realty Corp. REIT	482,952
28,206	E*TRADE Financial Corp.*	458,065
8,111	East West Bancorp, Inc.	171,385
5,996	Eaton Vance Corp.	202,485
6,201	Endurance Specialty Holdings Ltd. (Bermuda)	274,952
3,285	Entertainment Properties Trust REIT	156,399
17,731	Equity Residential REIT	1,058,895
2,121	Erie Indemnity Co., Class A	153,624
1,580	Essex Property Trust, Inc. REIT	214,058
6,949	Everest Re Group Ltd.	633,193
14,508	F.N.B. Corp.	158,863
3,138	Federal Realty Investment Trust REIT	274,763
11,636	Federated Investors, Inc., Class B	299,976
83,322	Fidelity National Financial, Inc., Class A	1,286,492
99,675	Fifth Third Bancorp	1,322,687
40,373	First Horizon National Corp.	442,084
26,019	First Niagara Financial Group, Inc.	374,674
12,553	FirstMerit Corp.	219,301
7,639	Franklin Resources, Inc.	986,348
22,743	Fulton Financial Corp.	265,638
19,974	General Growth Properties, Inc. REIT	333,566
102,461	Genworth Financial, Inc., Class A*	1,249,000
48,675	Goldman Sachs Group, Inc. (The)	7,350,412

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,674	Hanover Insurance Group, Inc. (The)	$239,556
96,841	Hartford Financial Services Group, Inc. (The)	2,805,484
5,259	Hatteras Financial Corp. REIT	149,408
11,115	HCC Insurance Holdings, Inc.	361,682
16,948	HCP, Inc. REIT	671,480
6,948	Health Care REIT, Inc. REIT	373,594
5,765	Highwoods Properties, Inc. REIT	212,729
2,866	Home Properties, Inc. REIT	181,704
22,160	Hospitality Properties Trust REIT	535,164
49,526	Host Hotels & Resorts, Inc. REIT	881,068
63,003	Hudson City Bancorp, Inc.	600,419
98,590	Huntington Bancshares, Inc.	669,426
15,178	Interactive Brokers Group, Inc., Class A	266,222
1,988	IntercontinentalExchange, Inc.*	239,256
28,527	Invesco Ltd. (~)	709,466
39,865	iStar Financial, Inc. REIT*	383,501
7,325	Jefferies Group, Inc.	177,045
2,142	Jones Lang LaSalle, Inc.	219,298
457,380	JPMorgan Chase & Co.	20,870,249
141,110	KeyCorp	1,223,424
4,413	Kilroy Realty Corp. REIT	185,081
28,409	Kimco Realty Corp. REIT	555,112
13,191	Knight Capital Group, Inc., Class A*	180,981
17,972	Legg Mason, Inc.	667,660
6,367	Leucadia National Corp.	246,148
17,895	Lexington Realty Trust REIT	178,592
12,131	Liberty Property Trust REIT	426,647
41,646	Lincoln National Corp.	1,300,605
47,051	Loews Corp.	2,082,477
12,124	M&T Bank Corp.	1,071,398
7,564	Macerich Co. (The) REIT	399,530
9,952	Mack-Cali Realty Corp. REIT	351,505
831	Markel Corp.*	346,760
41,663	Marsh & McLennan Cos., Inc.	1,261,556
105,855	Marshall & Ilsley Corp.	864,835
18,035	MBIA, Inc.*	186,121
4,203	Mercury General Corp.	167,027
66,937	MetLife, Inc.	3,131,982
30,484	MF Global Holdings Ltd.*	256,370
27,567	MFA Financial, Inc. REIT	219,985
18,777	MGIC Investment Corp.*	162,609
12,484	Montpelier Re Holdings Ltd. (Bermuda)	225,836
10,353	Moody's Corp.	405,216
192,655	Morgan Stanley	5,037,928
5,493	MSCI, Inc., Class A*	194,837
17,898	NASDAQ OMX Group, Inc. (The)*	485,036
5,952	National Retail Properties, Inc. REIT	156,776
5,448	Nationwide Health Properties, Inc. REIT	238,622
43,392	New York Community Bancorp, Inc.	720,307
19,050	Northern Trust Corp.	952,310

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,804	NYSE Euronext	$833,200
38,482	Old Republic International Corp.	487,567
8,940	PartnerRe Ltd. (Bermuda)	718,418
10,435	Pennsylvania REIT	164,769
38,354	People's United Financial, Inc.	525,066
18,982	PHH Corp.*	407,354
63,832	Phoenix Cos., Inc. (The)*	171,708
7,749	Piedmont Office Realty Trust, Inc., Class A REIT	154,205
4,984	Platinum Underwriters Holdings Ltd. (Bermuda)	188,445
12,458	Plum Creek Timber Co., Inc. REIT	536,815
52,413	PNC Financial Services Group, Inc.	3,267,426
166,283	Popular, Inc.*	523,791
6,951	Potlatch Corp. REIT	268,934
9,552	Primerica, Inc.	220,842
31,995	Principal Financial Group, Inc.	1,079,831
3,010	ProAssurance Corp.*	199,864
66,560	Progressive Corp. (The)	1,460,326
64,240	ProLogis REIT	1,046,470
12,916	Protective Life Corp.	347,570
51,273	Prudential Financial, Inc.	3,251,734
5,153	Public Storage REIT	604,498
8,652	Raymond James Financial, Inc.	324,450
5,609	Rayonier, Inc. REIT	372,213
5,086	Realty Income Corp. REIT	180,807
14,060	Redwood Trust, Inc. REIT	222,570
6,425	Regency Centers Corp. REIT	302,360
244,230	Regions Financial Corp.	1,792,648
7,720	Reinsurance Group of America, Inc.	488,676
5,347	RenaissanceRe Holdings Ltd. (Bermuda)	375,787
2,520	RLI Corp.	149,285
6,995	SEI Investments Co.	156,198
9,665	Selective Insurance Group, Inc.	170,491
7,637	Senior Housing Properties Trust REIT	181,150
11,751	Simon Property Group, Inc. REIT	1,345,960
5,251	SL Green Realty Corp. REIT	433,365
53,818	SLM Corp.*	892,841
6,196	StanCorp Financial Group, Inc.	267,048
43,247	State Street Corp.	2,013,148
13,710	Sunstone Hotel Investors, Inc. REIT*	143,407
80,747	SunTrust Banks, Inc.	2,276,258
20,158	Susquehanna Bancshares, Inc.	185,857
3,016	SVB Financial Group*	182,287
199,515	Synovus Financial Corp.	498,787
9,718	T. Rowe Price Group, Inc.	624,382
17,853	TCF Financial Corp.	278,328
24,050	TD Ameritrade Holding Corp.	518,037
8,005	Torchmark Corp.	535,695
8,316	Transatlantic Holdings, Inc.	409,896
75,504	Travelers Cos., Inc. (The)	4,777,893

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,316	Trustmark Corp.	$170,024
191,266	U.S. Bancorp	4,938,488
12,554	UDR, Inc. REIT	325,023
13,191	Umpqua Holdings Corp.	153,148
10,835	Unitrin, Inc.	327,650
38,909	Unum Group	1,030,310
10,398	Validus Holdings Ltd.	338,351
19,125	Valley National Bancorp	273,870
7,655	Ventas, Inc. REIT	428,144
11,387	Vornado Realty Trust REIT	1,100,895
17,363	W.R. Berkley Corp.	566,207
11,895	Washington Federal, Inc.	191,391
4,668	Washington Real Estate Investment Trust REIT	151,243
8,835	Webster Financial Corp.	190,129
12,241	Weingarten Realty Investors REIT	323,285
485,915	Wells Fargo & Co.	14,144,986
56,357	Weyerhaeuser Co. REIT	1,296,775
1,149	White Mountains Insurance Group Ltd.	410,779
13,880	Whitney Holding Corp.	187,935
11,812	Willis Group Holdings PLC (Ireland)	488,072
46,449	XL Group PLC (Ireland)	1,134,285
27,967	Zions Bancorp	683,793
		242,633,059
	Health Care—10.7%
114,787	Abbott Laboratories	5,973,515
45,839	Aetna, Inc.	1,896,818
13,641	Agilent Technologies, Inc.*	680,822
7,111	Alere, Inc.*	264,103
7,546	Allergan, Inc.	600,360
4,405	AMERIGROUP Corp.*	300,861
63,820	AmerisourceBergen Corp.	2,593,645
69,758	Amgen, Inc.*	3,965,742
32,923	Baxter International, Inc.	1,873,319
3,779	Beckman Coulter, Inc.	313,090
14,018	Becton, Dickinson and Co.	1,204,707
12,880	Biogen Idec, Inc.*	1,253,868
222,894	Boston Scientific Corp.*	1,669,476
183,619	Bristol-Myers Squibb Co.	5,159,694
6,547	Brookdale Senior Living, Inc.*	178,340
3,577	C.R. Bard, Inc.	381,845
84,415	Cardinal Health, Inc.	3,688,091
22,363	CareFusion Corp.*	656,801
8,349	Celgene Corp.*	491,589
5,680	Centene Corp.*	205,786
5,799	Cephalon, Inc.*	445,363
2,393	Cerner Corp.*	287,591
5,512	Charles River Laboratories International, Inc.*	232,551
26,484	CIGNA Corp.	1,240,246

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,282	Community Health Systems, Inc.*	$500,346
2,405	Cooper Cos., Inc. (The)	180,135
3,896	Covance, Inc.*	243,890
27,830	Coventry Health Care, Inc.*	898,074
27,531	Covidien PLC (Ireland)	1,533,201
7,051	DaVita, Inc.*	621,123
6,575	DENTSPLY International, Inc.	246,825
2,085	Edwards Lifesciences Corp.*	180,040
123,954	Eli Lilly & Co.	4,587,538
6,533	Endo Pharmaceuticals Holdings, Inc.*	255,832
23,208	Express Scripts, Inc.*	1,316,822
20,580	Forest Laboratories, Inc.*	682,433
32,279	Gilead Sciences, Inc.*	1,253,716
28,878	Health Management Associates, Inc., Class A*	325,744
25,827	Health Net, Inc.*	860,039
6,741	Henry Schein, Inc.*	492,565
5,090	Hill-Rom Holdings, Inc.	229,101
16,093	Hologic, Inc.*	354,368
8,442	Hospira, Inc.*	478,915
24,854	Humana, Inc.*	1,891,886
739	Intuitive Surgical, Inc.*	258,428
205,006	Johnson & Johnson	13,472,994
8,482	Kindred Healthcare, Inc.*	213,916
5,365	Kinetic Concepts, Inc.*	316,696
5,787	Laboratory Corp. of America Holdings*	558,272
8,377	Life Technologies Corp.*	462,410
8,141	LifePoint Hospitals, Inc.*	338,747
7,662	Lincare Holdings, Inc.	240,740
4,013	Magellan Health Services, Inc.*	208,756
47,339	McKesson Corp.	3,929,610
44,490	Medco Health Solutions, Inc.*	2,639,592
2,734	MEDNAX, Inc.*	193,895
68,182	Medtronic, Inc.	2,846,599
271,306	Merck & Co., Inc.	9,753,451
1,078	Mettler-Toledo International, Inc.*	202,017
13,956	Mylan, Inc.*	347,784
17,112	Omnicare, Inc.	537,659
9,301	Owens & Minor, Inc.	320,419
6,711	Patterson Cos., Inc.	232,939
7,880	PerkinElmer, Inc.	222,768
2,280	Perrigo Co.	206,021
911,127	Pfizer, Inc.	19,097,222
7,344	Pharmaceutical Product Development, Inc.	226,562
13,138	Quest Diagnostics, Inc.	740,720
14,932	St. Jude Medical, Inc.	797,966
4,620	STERIS Corp.	166,505
12,210	Stryker Corp.	720,390
4,297	Teleflex, Inc.	270,754
74,281	Tenet Healthcare Corp.*	514,767
27,982	Thermo Fisher Scientific, Inc.*	1,678,640

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
121,537	UnitedHealth Group, Inc.	$5,983,267
8,516	Universal American Financial Corp.	196,720
7,452	Universal Health Services, Inc., Class B	408,221
3,854	Varian Medical Systems, Inc.*	270,551
6,264	VCA Antech, Inc.*	154,094
2,789	Waters Corp.*	273,322
5,628	Watson Pharmaceuticals, Inc.*	349,049
77,220	WellPoint, Inc.	5,929,724
14,016	Zimmer Holdings, Inc.*	914,544
		128,887,547
	Industrials—11.5%
45,814	3M Co.	4,453,579
2,843	Acuity Brands, Inc.	167,168
13,757	Aecom Technology Corp.*	375,016
11,983	AerCap Holdings NV (Netherlands)*	171,597
9,499	AGCO Corp.*	546,952
5,159	Alaska Air Group, Inc.*	339,823
4,612	Alexander & Baldwin, Inc.	243,052
4,613	Alliant Techsystems, Inc.	325,908
1,790	Amerco, Inc.*	182,079
6,144	AMETEK, Inc.	282,870
173,090	AMR Corp.*	1,016,038
2,241	Atlas Air Worldwide Holdings, Inc.*	154,427
13,945	Avery Dennison Corp.	582,064
43,181	Avis Budget Group, Inc.*	818,712
6,337	BE Aerospace, Inc.*	244,545
61,238	Boeing Co. (The)	4,885,568
4,158	Brady Corp., Class A	156,798
8,739	Briggs & Stratton Corp.	206,153
5,976	Brink's Co. (The)	197,268
1,865	Bucyrus International, Inc.	170,554
6,835	C.H. Robinson Worldwide, Inc.	548,030
5,168	Carlisle Cos., Inc.	256,023
38,013	Caterpillar, Inc.	4,387,080
15,152	Cintas Corp.	470,470
8,086	Con-way, Inc.	314,707
10,257	Cooper Industries PLC (Ireland)	676,449
9,649	Corrections Corp. of America*	240,164
10,998	Covanta Holding Corp.	188,836
4,712	Crane Co.	235,176
21,931	CSX Corp.	1,725,750
8,388	Cummins, Inc.	1,008,070
3,966	Curtiss-Wright Corp.	131,870
27,435	Danaher Corp.	1,515,509
23,231	Deere & Co.	2,265,023
120,513	Delta Air Lines, Inc.*	1,250,925
7,078	Deluxe Corp.	191,672
4,484	Dollar Thrifty Automotive Group, Inc.*	309,082
3,341	Donaldson Co., Inc.	204,569
12,748	Dover Corp.	867,374

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
36,429	DryShips, Inc. (Greece)*	$171,945
2,265	Dun & Bradstreet Corp. (The)	186,138
12,054	Eaton Corp.	645,251
10,965	EMCOR Group, Inc.*	339,586
48,436	Emerson Electric Co.	2,942,971
4,293	EnerSys*	162,662
7,048	Equifax, Inc.	264,511
2,634	Esterline Technologies Corp.*	189,121
7,494	Expeditors International of Washington, Inc.	406,699
5,169	Fastenal Co.	346,788
29,188	FedEx Corp.	2,792,416
2,508	Flowserve Corp.	317,563
12,867	Fluor Corp.	899,918
9,777	Foster Wheeler AG (Switzerland)*	347,768
4,836	FTI Consulting, Inc.*	192,956
2,041	Gardner Denver, Inc.	176,363
6,436	GATX Corp.	272,050
7,608	General Cable Corp.*	368,988
36,533	General Dynamics Corp.	2,660,333
1,236,995	General Electric Co.	25,296,548
7,394	Goodrich Corp.	653,408
6,160	Granite Construction, Inc.	167,429
10,111	Harsco Corp.	359,952
77,031	Hertz Global Holdings, Inc.*	1,325,704
5,679	HNI Corp.	156,286
55,972	Honeywell International, Inc.	3,427,166
3,996	Hubbell, Inc., Class B	279,680
6,677	Huntington Ingalls Industries, Inc.*	267,080
37,581	Illinois Tool Works, Inc.	2,195,106
24,738	Ingersoll-Rand PLC (Ireland)	1,249,269
15,666	Iron Mountain, Inc.	498,962
13,906	ITT Corp.	803,628
5,172	J.B. Hunt Transport Services, Inc.	246,601
13,801	Jacobs Engineering Group, Inc.*	684,668
36,853	JetBlue Airways Corp.*	208,588
3,557	Joy Global, Inc.	359,079
5,537	Kansas City Southern*	321,755
15,273	KBR, Inc.	586,025
9,091	Kelly Services, Inc., Class A*	173,729
5,714	Kennametal, Inc.	241,245
3,179	Kirby Corp.*	180,504
14,940	L-3 Communications Holdings, Inc.	1,198,039
4,666	Lennox International, Inc.	226,814
2,856	Lincoln Electric Holdings, Inc.	224,424
41,346	Lockheed Martin Corp.	3,276,670
11,091	Manitowoc Co., Inc. (The)	246,109
13,040	Manpower, Inc.	863,900
74,584	Masco Corp.	1,000,917
12,237	Meritor, Inc.*	210,599
4,413	Mueller Industries, Inc.	172,637

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,938	Navistar International Corp.*	$829,930
7,086	Nielsen Holdings NV (Netherlands)*	211,801
28,586	Norfolk Southern Corp.	2,134,802
40,047	Northrop Grumman Corp.	2,547,390
11,378	Oshkosh Corp.*	360,227
15,016	Owens Corning*	568,205
30,462	PACCAR, Inc.	1,617,837
5,054	Pall Corp.	295,356
10,385	Parker Hannifin Corp.	979,513
8,991	Pentair, Inc.	361,079
30,583	Pitney Bowes, Inc.	751,118
4,916	Precision Castparts Corp.	759,620
15,935	Quanta Services, Inc.*	345,471
49,879	R.R. Donnelley & Sons Co.	940,718
42,940	Raytheon Co.	2,084,737
2,344	Regal-Beloit Corp.	177,652
26,382	Republic Airways Holdings, Inc.*	142,331
28,445	Republic Services, Inc.	899,431
9,573	Robert Half International, Inc.	290,349
6,472	Rockwell Automation, Inc.	563,905
8,061	Rockwell Collins, Inc.	508,649
3,780	Roper Industries, Inc.	326,932
10,979	Ryder System, Inc.	587,377
10,313	Shaw Group, Inc. (The)*	401,176
14,636	SkyWest, Inc.	241,933
4,722	Snap-On, Inc.	291,678
71,217	Southwest Airlines Co.	836,800
9,657	Spirit Aerosystems Holdings, Inc., Class A*	237,562
4,795	SPX Corp.	414,528
1,768	Stericycle, Inc.*	161,383
3,110	Teledyne Technologies, Inc.*	157,024
15,816	Terex Corp.*	550,080
34,144	Textron, Inc.	891,158
4,546	Thomas & Betts Corp.*	263,532
7,948	Timken Co. (The)	448,188
9,433	Trinity Industries, Inc.	341,475
8,580	Tutor Perini Corp.*	228,743
50,922	Tyco International Ltd. (Switzerland)	2,481,938
26,438	Union Pacific Corp.	2,735,540
67,188	United Continental Holdings, Inc.*	1,533,230
48,287	United Parcel Service, Inc., Class B	3,620,076
11,848	United Rentals, Inc.*	348,568
4,197	United Stationers, Inc.	302,436
65,628	United Technologies Corp.	5,878,956
12,608	URS Corp.*	564,208
12,461	USG Corp.*	192,149
9,859	UTi Worldwide, Inc. (British Virgin Islands)	220,940
4,457	W.W. Grainger, Inc.	675,681
2,558	WABCO Holdings, Inc.*	188,908
6,593	Waste Connections, Inc.	202,867
50,161	Waste Management, Inc.	1,979,353

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,718	Werner Enterprises, Inc.	$175,810
5,629	WESCO International, Inc.*	348,717
157,588	YRC Worldwide, Inc.*	312,024
		138,604,589
	Information Technology—10.7%
31,012	Accenture PLC, Class A (Ireland)	1,771,716
38,133	Activision Blizzard, Inc.	434,335
20,912	Adobe Systems, Inc.*	701,598
48,525	Advanced Micro Devices, Inc.*	441,578
4,896	Akamai Technologies, Inc.*	168,618
2,738	Alliance Data Systems Corp.*	260,110
7,168	Altera Corp.	349,082
14,983	Amdocs Ltd. (Guernsey)*	460,727
25,975	Amkor Technology, Inc.*	174,032
5,987	Amphenol Corp., Class A	334,733
15,586	Analog Devices, Inc.	628,272
4,153	Anixter International, Inc.	312,056
37,605	AOL, Inc.*	766,390
19,202	Apple, Inc.*	6,686,712
77,052	Applied Materials, Inc.	1,208,946
22,999	Arrow Electronics, Inc.*	1,048,524
10,167	Atmel Corp.*	155,555
4,777	Autodesk, Inc.*	214,869
29,984	Automatic Data Processing, Inc.	1,629,630
5,067	Avago Technologies Ltd. (Singapore)	169,542
29,340	Avnet, Inc.*	1,065,629
10,548	Benchmark Electronics, Inc.*	178,261
5,622	BMC Software, Inc.*	282,393
13,127	Brightpoint, Inc.*	132,845
10,387	Broadcom Corp., Class A	365,415
9,416	Broadridge Financial Solutions, Inc.	218,828
39,970	Brocade Communications Systems, Inc.*	249,813
20,351	CA, Inc.	500,431
3,665	CACI International, Inc., Class A*	223,968
6,019	Check Point Software Technologies Ltd. (Israel)*	330,624
354,099	Cisco Systems, Inc.	6,217,978
4,266	Citrix Systems, Inc.*	359,794
4,618	Cognizant Technology Solutions Corp., Class A*	382,832
32,868	Computer Sciences Corp.	1,675,611
13,470	Compuware Corp.*	152,615
18,485	Convergys Corp.*	268,033
74,038	Corning, Inc.	1,550,356
3,534	Cree, Inc.*	143,975
225,267	Dell, Inc.*	3,493,891
7,087	Diebold, Inc.	239,541
4,712	DST Systems, Inc.	232,349
55,645	eBay, Inc.*	1,914,188
16,471	Electronic Arts, Inc.*	332,385

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
75,964	EMC Corp.*	$2,152,820
26,385	Fidelity National Information Services, Inc.	873,343
1,350	First Solar, Inc.*	188,419
9,440	Fiserv, Inc.*	578,766
160,207	Flextronics International Ltd. (Singapore)*	1,116,643
5,179	FLIR Systems, Inc.	182,404
6,855	Google, Inc., Class A*	3,729,806
10,205	Harris Corp.	542,192
197,032	Hewlett-Packard Co.	7,954,182
12,735	IAC/InterActiveCorp.*	459,861
58,286	Ingram Micro, Inc., Class A*	1,091,697
12,185	Insight Enterprises, Inc.*	209,095
429,591	Intel Corp.	9,962,215
64,337	International Business Machines Corp.	10,974,605
11,547	Intersil Corp., Class A	170,549
9,621	Intuit, Inc.*	534,543
3,143	Itron, Inc.*	171,073
27,462	Jabil Circuit, Inc.	544,846
16,071	Juniper Networks, Inc.*	616,001
7,375	KLA-Tencor Corp.	323,763
5,452	Lam Research Corp.*	263,386
6,009	Lender Processing Services, Inc.	176,845
10,433	Lexmark International, Inc., Class A*	336,464
10,028	Linear Technology Corp.	348,974
38,293	LSI Corp.*	280,688
25,102	Marvell Technology Group Ltd. (Bermuda)*	387,324
2,330	MasterCard, Inc., Class A	642,824
18,329	Maxim Integrated Products, Inc.	501,115
24,573	MEMC Electronic Materials, Inc.*	290,699
11,790	Microchip Technology, Inc.	483,862
105,457	Micron Technology, Inc.*	1,190,610
476,444	Microsoft Corp.	12,397,073
5,800	Molex, Inc.	156,600
7,058	Molex, Inc., Class A	158,946
9,270	Monster Worldwide, Inc.*	152,121
20,785	Motorola Mobility Holdings, Inc.*	541,657
53,524	Motorola Solutions, Inc.*	2,455,681
15,711	National Semiconductor Corp.	378,949
17,122	NCR Corp.*	339,187
7,364	NetApp, Inc.*	382,781
4,654	Novellus Systems, Inc.*	149,393
9,125	Nuance Communications, Inc.*	188,887
17,632	NVIDIA Corp.*	352,640
18,932	ON Semiconductor Corp.*	198,975
121,266	Oracle Corp.	4,371,639
20,924	Paychex, Inc.	684,424
50,793	QUALCOMM, Inc.	2,887,074
41,815	SAIC, Inc.*	727,581
12,932	SanDisk Corp.*	635,478
25,022	Sanmina-SCI Corp.*	293,258

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
73,187	Seagate Technology PLC (Ireland)	$1,289,555
4,038	Skyworks Solutions, Inc.*	127,035
48,797	Symantec Corp.*	958,861
9,298	Synopsys, Inc.*	254,672
35,780	TE Connectivity Ltd. (Switzerland)	1,282,713
21,595	Tech Data Corp.*	1,147,342
34,311	Tellabs, Inc.	168,810
4,427	Teradata Corp.*	247,558
8,802	Teradyne, Inc.*	141,712
60,977	Texas Instruments, Inc.	2,166,513
23,430	Total System Services, Inc.	441,656
3,397	Trimble Navigation Ltd.*	159,115
8,164	Unisys Corp.*	242,308
7,303	VeriSign, Inc.	269,919
19,722	Visa, Inc., Class A	1,540,683
16,297	Vishay Intertechnology, Inc.*	310,947
27,557	Western Digital Corp.*	1,096,769
20,299	Western Union Co. (The)	431,354
147,577	Xerox Corp.	1,489,052
11,957	Xilinx, Inc.	416,821
83,788	Yahoo!, Inc.*	1,487,237
		128,831,370
	Materials—3.9%
14,374	Air Products & Chemicals, Inc.	1,373,004
4,057	Airgas, Inc.	281,759
19,839	AK Steel Holding Corp.	322,384
3,377	Albemarle Corp.	238,247
144,885	Alcoa, Inc.	2,463,045
6,532	Allegheny Technologies, Inc.	470,304
4,528	AptarGroup, Inc.	237,494
12,831	Ashland, Inc.	796,548
13,979	Ball Corp.	521,556
11,419	Bemis Co., Inc.	357,871
5,776	Cabot Corp.	259,054
3,591	Carpenter Technology Corp.	184,075
9,587	Celanese Corp., Series A	478,583
2,007	CF Industries Holdings, Inc.	284,091
3,344	Cliffs Natural Resources, Inc.	313,400
24,907	Commercial Metals Co.	417,441
13,412	Crown Holdings, Inc.*	501,609
4,534	Cytec Industries, Inc.	266,055
6,720	Domtar Corp.	625,094
129,465	Dow Chemical Co. (The)	5,306,770
65,134	E.I. du Pont de Nemours & Co.	3,698,960
6,338	Eastman Chemical Co.	679,751
11,531	Ecolab, Inc.	608,376
3,271	FMC Corp.	288,764
41,368	Freeport-McMoRan Copper & Gold, Inc.	2,276,481
3,142	Greif, Inc., Class A	195,118
25,178	Huntsman Corp.	524,961

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,644	International Flavors & Fragrances, Inc.	$294,987
70,526	International Paper Co.	2,177,843
17,136	Louisiana-Pacific Corp.*	159,365
4,000	Lubrizol Corp. (The)	538,080
32,958	LyondellBasell Industries NV, Class A (Netherlands)*	1,466,631
3,093	Martin Marietta Materials, Inc.	282,051
22,060	MeadWestvaco Corp.	743,201
24,315	Monsanto Co.	1,654,393
5,439	Mosaic Co. (The)	407,164
10,638	Nalco Holding Co.	310,736
26,482	Newmont Mining Corp.	1,552,110
39,096	Nucor Corp.	1,835,948
10,235	Olin Corp.	263,449
23,258	Owens-Illinois, Inc.*	690,065
8,112	Packaging Corp. of America	231,435
13,789	PPG Industries, Inc.	1,305,405
15,735	Praxair, Inc.	1,674,519
7,931	Reliance Steel & Aluminum Co.	448,974
2,350	Rock-Tenn Co., Class A	162,314
4,876	Rockwood Holdings, Inc.*	276,664
14,193	RPM International, Inc.	333,536
4,685	Scotts Miracle-Gro Co. (The), Class A	264,562
16,256	Sealed Air Corp.	418,917
4,365	Sensient Technologies Corp.	165,390
7,693	Sherwin-Williams Co. (The)	633,057
4,765	Sigma-Aldrich Corp.	336,314
4,352	Silgan Holdings, Inc.	199,583
6,735	Smurfit-Stone Container Corp.*	259,163
8,451	Solutia, Inc.*	222,684
10,983	Sonoco Products Co.	379,572
15,990	Southern Copper Corp.	598,985
24,512	Steel Dynamics, Inc.	445,873
25,580	Temple-Inland, Inc.	601,897
17,427	United States Steel Corp.	831,442
7,991	Valspar Corp. (The)	314,126
13,335	Vulcan Materials Co.	602,742
5,492	W.R. Grace & Co.*	249,117
10,254	Worthington Industries, Inc.	221,179
		47,524,268
	Telecommunication Services—4.7%
7,960	American Tower Corp., Class A*	416,388
897,348	AT&T, Inc.	27,925,470
58,663	CenturyLink, Inc.	2,392,277
62,652	Cincinnati Bell, Inc.*	187,329
9,081	Crown Castle International Corp.*	389,212
78,559	Frontier Communications Corp.	649,683
15,246	Leap Wireless International, Inc.*	226,251
243,475	Level 3 Communications, Inc.*	379,821
19,338	MetroPCS Communications, Inc.*	325,458

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,127	Millicom International Cellular SA (Luxembourg)	$555,459
12,353	NII Holdings, Inc., Class B*	513,638
852,316	Sprint Nextel Corp.*	4,414,997
16,208	Telephone & Data Systems, Inc.	543,940
8,752	tw telecom, inc.*	188,518
4,876	United States Cellular Corp.*	240,094
440,767	Verizon Communications, Inc.	16,652,177
59,801	Windstream Corp.	766,051
		56,766,763
	Utilities—5.6%
144,268	AES Corp. (The)*	1,910,108
10,684	AGL Resources, Inc.	443,493
3,918	ALLETE, Inc.	158,640
13,600	Alliant Energy Corp.	537,744
54,001	Ameren Corp.	1,582,769
67,927	American Electric Power Co., Inc.	2,477,977
16,615	American Water Works Co., Inc.	488,149
8,864	Aqua America, Inc.	199,883
15,481	Atmos Energy Corp.	540,132
8,028	Avista Corp.	195,482
5,500	Black Hills Corp.	191,125
45,479	Calpine Corp.*	761,773
61,062	CenterPoint Energy, Inc.	1,135,753
5,612	Cleco Corp.	196,981
29,140	CMS Energy Corp.	576,972
39,684	Consolidated Edison, Inc.	2,068,330
50,887	Constellation Energy Group, Inc.	1,853,305
62,949	Dominion Resources, Inc.	2,922,093
9,433	DPL, Inc.	285,726
27,636	DTE Energy Co.	1,396,447
199,465	Duke Energy Corp.	3,720,022
70,577	Dynegy, Inc., Class A*	447,458
51,052	Edison International	2,004,812
4,695	Energen Corp.	305,222
26,675	Entergy Corp.	1,859,781
88,191	Exelon Corp.	3,717,251
58,891	FirstEnergy Corp.	2,353,284
165,453	GenOn Energy, Inc.*	650,230
22,704	Great Plains Energy, Inc.	467,248
13,737	Hawaiian Electric Industries, Inc.	350,156
5,809	IDACORP, Inc.	227,771
13,613	Integrys Energy Group, Inc.	712,777
2,169	ITC Holdings Corp.	153,847
23,723	MDU Resources Group, Inc.	566,742
5,094	National Fuel Gas Co.	373,390
5,243	New Jersey Resources Corp.	229,539
49,488	NextEra Energy, Inc.	2,799,536
5,843	Nicor, Inc.	323,878
52,667	NiSource, Inc.	1,024,373

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19,439	Northeast Utilities	$692,028
5,567	NorthWestern Corp.	181,206
59,299	NRG Energy, Inc.*	1,435,036
11,172	NSTAR	517,264
29,538	NV Energy, Inc.	448,682
9,978	OGE Energy Corp.	530,530
13,254	ONEOK, Inc.	926,985
48,873	Pepco Holdings, Inc.	941,783
46,954	PG&E Corp.	2,163,640
8,149	Piedmont Natural Gas Co., Inc.	258,731
15,821	Pinnacle West Capital Corp.	686,473
19,153	PNM Resources, Inc.	293,616
10,503	Portland General Electric Co.	262,155
54,853	PPL Corp.	1,504,618
42,247	Progress Energy, Inc.	2,004,620
64,176	Public Service Enterprise Group, Inc.	2,064,542
32,464	Questar Corp.	570,393
17,667	SCANA Corp.	733,534
28,305	Sempra Energy	1,559,606
91,109	Southern Co.	3,556,895
5,681	Southwest Gas Corp.	225,933
28,481	TECO Energy, Inc.	548,829
15,067	UGI Corp.	501,731
5,126	Unisource Energy Corp.	190,328
12,171	Vectren Corp.	347,847
14,308	Westar Energy, Inc.	389,321
7,143	WGL Holdings, Inc.	282,291
10,210	Wisconsin Energy Corp.	318,654
61,879	Xcel Energy, Inc.	1,505,516
		67,852,986
	Total Common Stocks and Other Equity Interests (Cost $1,069,944,653)	1,208,217,081
	Money Market Fund—0.0%
42,055	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $42,055)	42,055
	Total Investments (Cost $1,069,986,708)—100.0%	1,208,259,136
	Liabilities in excess of other assets—(0.0%)	(12,914)
	Net Assets—100.0%	$1,208,246,222

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.1%
36,169	1-800-FLOWERS.COM, Inc., Class A*	$121,166
21,491	99 Cents Only Stores*	433,259
16,346	AFC Enterprises, Inc.*	246,171
14,885	AH Belo Corp., Class A*	123,843
9,703	Ambassadors Group, Inc.	97,806
66,345	American Apparel, Inc.*	96,200
38,188	American Axle & Manufacturing Holdings, Inc.*	488,806
27,648	American Greetings Corp., Class A	680,141
1,435	American Public Education, Inc.*	60,629
4,420	America's Car-Mart, Inc.*	108,202
14,041	Ameristar Casinos, Inc.	280,118
4,852	Arbitron, Inc.	187,675
9,528	Arctic Cat, Inc.*	159,975
7,156	Ascent Media Corp., Class A*	343,703
19,918	Audiovox Corp., Class A*	146,995
13,584	Bally Technologies, Inc.*	529,640
120,987	Beazer Homes USA, Inc.*	563,799
27,932	Bebe Stores, Inc.	187,703
69,398	Belo Corp., Class A*	586,413
12,232	Big 5 Sporting Goods Corp.	146,172
476	Biglari Holdings, Inc.*	208,126
4,667	BJ's Restaurants, Inc.*	219,116
1,138	Blue Nile, Inc.*	64,866
6,514	Blyth, Inc.	307,070
20,342	Bob Evans Farms, Inc.	637,925
25,280	Bon-Ton Stores, Inc. (The)	350,886
3,908	Bravo Brio Restaurant Group, Inc.*	80,661
37,466	Brown Shoe Co., Inc.	473,945
9,281	Buckle, Inc. (The)	422,193
2,606	Buffalo Wild Wings, Inc.*	159,227
21,152	Build-A-Bear Workshop, Inc.*	129,662
14,172	California Pizza Kitchen, Inc.*	226,752
56,528	Callaway Golf Co.	400,218
1,903	Capella Education Co.*	94,389
17,057	Carmike Cinemas, Inc.*	123,834
12,802	Carrols Restaurant Group, Inc.*	124,948
11,235	Carter's, Inc.*	347,386
29,918	Casual Male Retail Group, Inc.*	126,254
13,868	Cato Corp. (The), Class A	353,773
1,937	Cavco Industries, Inc.*	90,032
10,829	CEC Entertainment, Inc.	409,661
30,282	Central European Media Enterprises Ltd., Class A (Bermuda)*	693,761
21,527	Cheesecake Factory, Inc. (The)*	633,324
6,293	Cherokee, Inc.	122,084
15,204	Children's Place Retail Stores, Inc. (The)*	808,397
12,976	ChinaCast Education Corp.*	79,283
2,418	Chipotle Mexican Grill, Inc.*	645,098
11,610	Choice Hotels International, Inc.	433,982

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,630	Christopher & Banks Corp.	$200,675
4,185	Churchill Downs, Inc.	174,556
5,959	Citi Trends, Inc.*	132,647
39,187	CKX, Inc.*	179,085
16,644	Clear Channel Outdoor Holdings, Inc., Class A*	229,021
9,557	Coinstar, Inc.*	515,887
82,032	Coldwater Creek, Inc.*	250,198
4,599	Columbia Sportswear Co.	312,686
46,782	Conn's, Inc.*	306,422
116,645	Corinthian Colleges, Inc.*	519,070
22,485	Cost Plus, Inc.*	244,862
5,189	CPI Corp.	93,246
13,390	Cracker Barrel Old Country Store, Inc.	685,970
15,139	Crocs, Inc.*	304,445
4,118	CSS Industries, Inc.	79,395
7,614	CTC Media, Inc.	179,462
4,302	Deckers Outdoor Corp.*	365,068
71,694	Denny's Corp.*	293,228
3,204	Destination Maternity Corp.	74,877
6,728	DineEquity, Inc.*	336,198
21,302	Dollar General Corp.*	694,232
3,743	Dorman Products, Inc.*	145,977
20,196	DreamWorks Animation SKG, Inc., Class A*	534,992
8,146	Drew Industries, Inc.	196,074
37,893	drugstore.com, Inc.*	143,236
5,295	DSW, Inc., Class A*	251,407
52,574	E.W. Scripps Co. (The), Class A*	499,453
23,702	Education Management Corp.*	439,435
21,402	Entercom Communications Corp., Class A*	226,219
17,049	Ethan Allen Interiors, Inc.	410,710
5,551	Express, Inc.	119,846
27,517	Federal-Mogul Corp.*	729,200
22,371	Finish Line, Inc. (The), Class A	480,753
3,250	Fisher Communications, Inc.*	98,313
5,116	Fossil, Inc.*	490,010
29,544	Fred's, Inc., Class A	412,434
6,053	Fuel Systems Solutions, Inc.*	179,925
81,004	Furniture Brands International, Inc.*	392,059
17,885	Gaylord Entertainment Co.*	641,535
15,328	Genesco, Inc.*	618,945
5,536	G-III Apparel Group Ltd.*	248,345
5,043	Grand Canyon Education, Inc.*	72,922
34,864	Gray Television, Inc.*	97,271
7,839	Guess?, Inc.	336,999
29,755	Harte-Hanks, Inc.	276,424
10,546	Helen of Troy Ltd.*	328,192
10,367	hhgregg, Inc.*	128,136
7,172	Hibbett Sports, Inc.*	270,958
25,064	Hillenbrand, Inc.	574,467
7,397	Hooker Furniture Corp.	92,019

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
56,193	Hot Topic, Inc.	$377,055
101,299	Hovnanian Enterprises, Inc., Class A*	325,170
17,122	Iconix Brand Group, Inc.*	419,318
13,797	International Speedway Corp., Class A	422,188
12,253	Interval Leisure Group, Inc.*	196,906
23,259	Isle of Capri Casinos, Inc.*	221,891
7,613	ITT Educational Services, Inc.*	546,080
145,057	Jackson Hewitt Tax Service, Inc.*	75,444
20,152	JAKKS Pacific, Inc.*	423,998
7,650	Jos. A. Bank Clothiers, Inc.*	401,013
28,875	Journal Communications, Inc., Class A*	157,369
4,310	K12, Inc.*	169,685
7,860	Kenneth Cole Productions, Inc., Class A*	105,874
7,648	Kid Brands, Inc.*	55,907
6,011	Kirkland's, Inc.*	90,706
12,385	Knology, Inc.*	188,871
19,500	Krispy Kreme Doughnuts, Inc.*	109,395
20,697	K-Swiss, Inc., Class A*	254,780
40,664	La-Z-Boy, Inc.*	478,209
19,827	Leapfrog Enterprises, Inc.*	84,661
61,040	Lee Enterprises, Inc.*	87,287
10,750	Libbey, Inc.*	183,288
6,601	Liberty Media Corp. - Capital, Series A*	543,064
7,170	Life Time Fitness, Inc.*	280,490
6,973	Lifetime Brands, Inc.	111,010
19,230	LIN TV Corp., Class A*	102,881
13,542	Lincoln Educational Services Corp.	226,151
53,790	Lions Gate Entertainment Corp. (Canada)*	341,029
31,507	Lithia Motors, Inc., Class A	573,112
57,765	LodgeNet Interactive Corp.*	202,755
890	Lululemon Athletica, Inc.*	89,027
4,960	Lumber Liquidators Holdings, Inc.*	128,712
17,963	M/I Homes, Inc.*	238,728
4,425	Mac-Gray Corp.	74,960
18,531	Madison Square Garden, Inc., Class A*	506,823
7,146	Maidenform Brands, Inc.*	226,242
11,971	Marcus Corp.	132,758
22,481	MarineMax, Inc.*	214,918
10,064	Matthews International Corp., Class A	403,969
136,963	McClatchy Co. (The), Class A*	391,714
11,578	McCormick & Schmick's Seafood Restaurants, Inc.*	105,707
26,386	Media General, Inc., Class A*	142,221
13,985	Meredith Corp.	467,379
8,420	Midas, Inc.*	61,213
31,540	Modine Manufacturing Co.*	561,727
5,949	Monro Muffler Brake, Inc.	180,731
14,216	Morgans Hotel Group Co.*	122,968
3,516	Morningstar, Inc.	202,522
10,555	Morton's Restaurant Group, Inc.*	78,107
4,782	Motorcar Parts of America, Inc.*	66,565

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,104	Movado Group, Inc.	$185,326
21,146	Multimedia Games Holding Co., Inc.*	124,127
13,213	National CineMedia, Inc.	230,435
35,233	Nautilus, Inc.*	114,155
20,989	New York & Co., Inc.*	128,872
18,190	Nutrisystem, Inc.	273,578
28,686	O'Charley's, Inc.*	187,606
41,536	Orbitz Worldwide, Inc.*	132,915
25,109	Orient-Express Hotels Ltd., Class A*	308,087
5,781	Overstock.com, Inc.*	80,356
11,790	Oxford Industries, Inc.	404,986
9,397	P.F. Chang's China Bistro, Inc.	376,820
102,094	Pacific Sunwear of California, Inc.*	325,680
4,775	Panera Bread Co., Class A*	578,300
9,537	Papa John's International, Inc.*	286,682
2,998	Peet's Coffee & Tea, Inc.*	139,347
42,843	Pep Boys - Manny, Moe & Jack (The)	586,949
7,918	Perry Ellis International, Inc.*	223,129
3,989	PetMed Express, Inc.	60,194
33,838	Pier 1 Imports, Inc.*	412,147
35,266	Pinnacle Entertainment, Inc.*	489,492
21,933	Pool Corp.	663,693
1,945	Pre-Paid Legal Services, Inc.*	128,273
14,794	PRIMEDIA, Inc.	72,491
143,844	Quiksilver, Inc.*	625,721
35,519	Radio One, Inc., Class D*	103,360
11,165	Red Lion Hotels Corp.*	97,694
10,091	Red Robin Gourmet Burgers, Inc.*	274,374
22,277	Retail Ventures, Inc.*	457,347
38,450	Ruby Tuesday, Inc.*	404,109
2,918	Rue21, Inc.*	87,890
23,065	Ruth's Hospitality Group, Inc.*	113,249
30,995	Ryland Group, Inc.	536,523
33,750	Sally Beauty Holdings, Inc.*	499,163
21,935	Scholastic Corp.	576,452
53,167	Scientific Games Corp., Class A*	559,317
13,264	Scripps Networks Interactive, Inc., Class A	682,035
59,663	Sealy Corp.*	157,510
18,171	Select Comfort Corp.*	288,374
6,866	Shoe Carnival, Inc.*	200,968
15,755	Shuffle Master, Inc.*	172,202
3,042	Shutterfly, Inc.*	187,266
13,014	Sinclair Broadcast Group, Inc., Class A	149,531
132,280	Sirius XM Radio, Inc.*	263,237
21,750	Skechers U.S.A., Inc., Class A*	414,338
5,314	Skyline Corp.	104,208
35,301	Smith & Wesson Holding Corp.*	127,437
40,008	Sonic Corp.*	448,890
10,053	Sotheby's	507,878
26,686	Spartan Motors, Inc.	180,397
10,831	Speedway Motorsports, Inc.	168,747

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,273	Stage Stores, Inc.	$506,018
19,162	Standard Motor Products, Inc.	273,059
40,388	Standard Pacific Corp.*	155,898
35,165	Stein Mart, Inc.	382,595
4,667	Steiner Leisure Ltd.*	226,536
5,055	Steven Madden Ltd.*	268,673
40,840	Stewart Enterprises, Inc., Class A	331,212
13,702	Stoneridge, Inc.*	209,641
2,479	Strayer Education, Inc.	307,099
4,274	Sturm Ruger & Co., Inc.	101,636
15,781	Superior Industries International, Inc.	398,786
13,484	Systemax, Inc.*	174,618
77,408	Talbots, Inc. (The)*	416,455
9,170	Tempur-Pedic International, Inc.*	575,693
15,043	Texas Roadhouse, Inc.	244,750
19,583	Thor Industries, Inc.	607,269
10,291	Timberland Co. (The), Class A*	465,050
13,086	Tower International, Inc.*	217,358
22,810	TravelCenters of America LLC*	179,287
4,974	True Religion Apparel, Inc.*	150,314
41,343	Tuesday Morning Corp.*	206,715
6,538	Ulta Salon, Cosmetics & Fragrance, Inc.*	347,756
3,537	Under Armour, Inc., Class A*	242,143
13,154	Unifi, Inc.*	214,673
4,678	Universal Electronics, Inc.*	129,534
6,285	Universal Technical Institute, Inc.	113,570
13,657	Vail Resorts, Inc.*	669,056
21,185	Valassis Communications, Inc.*	610,764
17,213	ValueVision Media, Inc., Class A*	109,819
6,665	Vitamin Shoppe, Inc.*	260,068
6,888	Volcom, Inc.	135,900
50,450	Warner Music Group Corp.*	376,861
1,354	Washington Post Co. (The), Class B	590,209
6,661	Weight Watchers International, Inc.	517,893
13,884	West Marine, Inc.*	151,058
55,746	Wet Seal, Inc. (The), Class A*	245,282
12,014	Winnebago Industries, Inc.*	148,733
14,674	WMS Industries, Inc.*	481,307
13,625	Wolverine World Wide, Inc.	540,640
11,052	Wonder Auto Technology, Inc.*	65,428
16,212	World Wrestling Entertainment, Inc., Class A	170,388
123,671	Zale Corp.*	455,109
4,868	Zumiez, Inc.*	136,839
		70,128,882
	Consumer Staples—3.1%
7,954	Adecoagro SA (Luxembourg)*	98,152
133,586	Alliance One International, Inc.*	533,008
93,081	American Oriental Bioengineering, Inc. (China)*	140,552

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,799	Andersons, Inc. (The)	$536,170
22,572	B&G Foods, Inc.	408,102
1,253	Boston Beer Co., Inc., Class A*	118,108
5,034	Calavo Growers, Inc.	105,714
9,090	Cal-Maine Foods, Inc.	262,610
16,763	Central Garden & Pet Co.*	163,775
48,111	Central Garden & Pet Co., Class A*	482,072
3,940	Coca-Cola Bottling Co. Consolidated	277,573
16,138	Darling International, Inc.*	260,951
4,214	Diamond Foods, Inc.	276,438
13,880	Elizabeth Arden, Inc.*	417,233
2,173	Fresh Market, Inc. (The)*	90,875
9,750	Green Mountain Coffee Roasters, Inc.*	652,860
17,202	Hain Celestial Group, Inc. (The)*	585,040
7,379	Hansen Natural Corp.*	488,121
17,593	Heckmann Corp.*	110,836
20,792	Imperial Sugar Co.	284,435
7,148	Ingles Markets, Inc., Class A	135,883
3,687	Inter Parfums, Inc.	70,164
4,753	J & J Snack Foods Corp.	241,547
8,323	Lancaster Colony Corp.	508,619
7,153	National Beverage Corp.	99,570
16,696	Nu Skin Enterprises, Inc., Class A	535,775
4,301	Nutraceutical International Corp.*	68,214
8,270	Omega Protein Corp.*	106,518
51,410	Pilgrim's Pride Corp.*	302,291
12,336	Prestige Brands Holdings, Inc.*	142,481
9,319	PriceSmart, Inc.	388,043
20,432	Reddy Ice Holdings, Inc.*	66,200
8,729	Revlon, Inc., Class A*	150,313
13,342	Sanderson Farms, Inc.	635,079
7,711	Schiff Nutrition International, Inc.	76,724
35,587	Smart Balance, Inc.*	170,106
13,307	Snyders-Lance, Inc.	262,813
19,472	Spartan Stores, Inc.	303,958
10,986	Susser Holdings Corp.*	151,497
8,178	Tootsie Roll Industries, Inc.	242,396
11,113	TreeHouse Foods, Inc.*	674,226
2,451	USANA Health Sciences, Inc.*	91,422
20,544	Vector Group Ltd.	377,188
2,209	Village Super Market, Inc., Class A	59,731
5,449	WD-40 Co.	226,134
6,972	Weis Markets, Inc.	287,734
7,556	Zhongpin, Inc.*	126,185
		12,793,436
	Energy—6.7%
13,412	Alon USA Energy, Inc.	184,415
2,562	Approach Resources, Inc.*	75,425
7,063	Atlas Energy LP	188,300
13,576	Atlas Energy, Inc.*	1,358

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,842	ATP Oil & Gas Corp.*	$299,451
24,395	Basic Energy Services, Inc.*	749,902
10,635	Berry Petroleum Co., Class A	565,038
8,428	Bill Barrett Corp.*	351,700
12,740	BPZ Resources, Inc.*	60,642
4,410	Brigham Exploration Co.*	147,867
12,634	Bronco Drilling Co., Inc.*	138,721
79,748	Cal Dive International, Inc.*	626,819
13,891	Callon Petroleum Co.*	95,153
1,874	CARBO Ceramics, Inc.	301,602
4,941	Carrizo Oil & Gas, Inc.*	196,849
1,363	Clayton Williams Energy, Inc.*	123,447
5,321	Clean Energy Fuels Corp.*	90,670
29,607	Cloud Peak Energy, Inc.*	616,418
12,952	Cobalt International Energy, Inc.*	181,328
21,203	Complete Production Services, Inc.*	719,630
23,407	Comstock Resources, Inc.*	750,428
6,125	Concho Resources, Inc.*	654,456
3,007	Contango Oil & Gas Co.*	186,193
3,165	Continental Resources, Inc.*	217,372
3,530	Core Laboratories NV (Netherlands)	338,809
21,601	Crimson Exploration, Inc.*	87,484
49,080	Crosstex Energy, Inc.	517,794
3,176	Dawson Geophysical Co.*	141,650
7,286	Delek US Holdings, Inc.	97,851
148,654	Delta Petroleum Corp.*	124,438
55,676	DHT Holdings, Inc.	241,077
4,438	Dril-Quip, Inc.*	339,773
7,196	Endeavour International Corp.*	104,342
17,199	Energy Partners Ltd.*	313,194
10,164	Energy XXI Bermuda Ltd. (Bermuda)*	368,445
14,269	ENGlobal Corp.*	58,218
14,258	Gastar Exploration Ltd. (Canada)*	64,161
11,109	Geokinetics, Inc.*	106,091
1,974	Georesources, Inc.*	57,286
5,908	Global Geophysical Services, Inc.*	112,193
51,861	Global Industries Ltd.*	511,349
23,763	GMX Resources, Inc.*	139,726
8,697	Goodrich Petroleum Corp.*	195,422
33,056	Gran Tierra Energy, Inc.*	245,276
5,242	Green Plains Renewable Energy, Inc.*	65,630
5,647	Gulf Island Fabrication, Inc.	199,565
11,971	Gulfmark Offshore, Inc., Class A*	509,605
2,665	Gulfport Energy Corp.*	90,717
7,881	Harvest Natural Resources, Inc.*	108,915
136,028	Hercules Offshore, Inc.*	853,576
17,120	Hornbeck Offshore Services, Inc.*	500,418
48,357	International Coal Group, Inc.*	533,378
3,359	InterOil Corp. (Canada)*	213,632
22,877	ION Geophysical Corp.*	289,165
9,874	James River Coal Co.*	230,262

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,589	Knightsbridge Tankers Ltd. (Bermuda)	$237,088
4,374	Lufkin Industries, Inc.	403,851
9,500	Magnum Hunter Resources Corp.*	77,520
15,196	Matrix Service Co.*	219,734
35,349	McMoRan Exploration Co.*	647,240
10,932	Miller Energy Resources, Inc.*	63,078
5,494	Mitcham Industries, Inc.*	87,794
4,171	Natural Gas Services Group, Inc.*	75,203
44,663	Newpark Resources, Inc.*	403,307
23,654	Nordic American Tanker Shipping Ltd. (Bermuda)	543,569
204,093	Oilsands Quest, Inc.*	91,332
618	OYO Geospace Corp.*	57,647
98,851	Pacific Ethanol, Inc.*	46,460
104,441	Parker Drilling Co.*	744,664
24,749	Patriot Coal Corp.*	623,180
39,742	Penn Virginia Corp.	614,411
7,741	Petroleum Development Corp.*	308,247
25,651	PetroQuest Energy, Inc.*	224,703
6,960	PHI, Inc.*	155,765
30,076	Pioneer Drilling Co.*	466,178
12,207	Quicksilver Resources, Inc.*	181,274
4,805	Resolute Energy Corp.*	85,000
5,161	REX American Resources Corp.*	89,182
5,711	Rex Energy Corp.*	73,272
9,130	Rosetta Resources, Inc.*	419,341
11,105	RPC, Inc.	300,390
50,219	SandRidge Energy, Inc.*	620,707
21,978	Stone Energy Corp.*	777,142
14,958	Swift Energy Co.*	586,204
18,880	Teekay Tankers Ltd., Class A (Marshall Islands)	177,472
13,862	Tesco Corp. (Canada)*	260,744
42,450	TETRA Technologies, Inc.*	626,987
49,394	Tsakos Energy Navigation Ltd. (Bermuda)	513,204
10,602	Union Drilling, Inc.*	143,763
17,096	VAALCO Energy, Inc.*	119,159
2,585	Vanguard Natural Resources LLC	85,538
74,920	Vantage Drilling Co. (Cayman Islands)*	133,358
5,268	Venoco, Inc.*	97,932
11,461	W&T Offshore, Inc.	307,269
14,991	Warren Resources, Inc.*	67,909
36,586	Willbros Group, Inc.*	393,300
		27,432,744
	Financials—18.9%
5,079	1st Source Corp.	107,776
6,957	Abington Bancorp, Inc.	84,319
14,727	Acadia Realty Trust REIT	307,058
78,994	Advance America Cash Advance Centers, Inc.	464,485
4,198	Agree Realty Corp. REIT	98,191

See Notes to Financial Statements.

38

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
191	Alexander's, Inc. REIT	$83,904
3,711	Altisource Portfolio Solutions SA (Luxembourg)*	120,533
2,997	American Assets Trust, Inc. REIT	66,174
14,181	American Campus Communities, Inc. REIT	498,462
9,247	American Capital Agency Corp. REIT	269,180
36,839	American Equity Investment Life Holding Co.	473,750
3,300	American National Insurance Co.	261,030
6,622	American Safety Insurance Holdings Ltd. (Bermuda)*	134,824
10,296	Ameris Bancorp*	102,342
10,553	AMERISAFE, Inc.*	235,649
8,381	AmTrust Financial Services, Inc.	161,753
77,347	Anworth Mortgage Asset Corp. REIT	555,351
10,539	Arbor Realty Trust, Inc. REIT*	55,435
14,735	Argo Group International Holdings Ltd. (Bermuda)	462,826
4,004	Arrow Financial Corp.	99,499
65,188	Ashford Hospitality Trust, Inc. REIT	812,894
7,094	Associated Estates Realty Corp. REIT	118,044
7,470	Avatar Holdings, Inc.*	134,460
2,545	BancFirst Corp.	102,487
22,563	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	391,694
12,265	Bancorp, Inc. (The)*	120,074
29,690	Bank Mutual Corp.	121,432
1,895	Bank of Marin Bancorp	71,328
3,225	Bank of the Ozarks, Inc.	143,609
92,206	BankAtlantic Bancorp, Inc., Class A*	83,843
7,233	BankFinancial Corp.	66,110
78,953	Banner Corp.	217,121
8,129	Beneficial Mutual Bancorp, Inc.*	70,153
7,470	Berkshire Hills Bancorp, Inc.	166,581
10,232	BGC Partners, Inc., Class A	98,739
8,678	BOK Financial Corp.	466,703
41,967	Boston Private Financial Holdings, Inc.	293,349
35,497	Brookline Bancorp, Inc.	327,282
3,553	Bryn Mawr Bank Corp.	71,593
18,444	Calamos Asset Management, Inc., Class A	300,084
2,139	Camden National Corp.	73,902
48,105	Capitol Federal Financial, Inc.	544,549
32,817	CapLease, Inc. REIT	183,775
45,508	Capstead Mortgage Corp. REIT	602,526
7,881	Cardinal Financial Corp.	88,582
12,006	Cash America International, Inc.	569,685
32,490	Cathay General Bancorp	553,955
50,473	Cedar Shopping Centers, Inc. REIT	297,791
12,441	Center Financial Corp.*	90,695
11,232	Centerstate Banks, Inc.	69,863
135	Central Pacific Financial Corp.*	2,036
11,571	Chemical Financial Corp.	232,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,927	Citizens & Northern Corp.	$84,597
523,934	Citizens Republic Bancorp, Inc.*	480,971
15,104	Citizens, Inc.*	112,525
8,266	City Holding Co.	281,871
13,607	CNA Financial Corp.	422,361
8,090	CNA Surety Corp.*	214,304
18,980	CoBiz Financial, Inc.	128,874
24,727	Cogdell Spencer, Inc. REIT	149,598
2,638	Cohen & Steers, Inc.	82,992
2,815	Colony Financial, Inc. REIT	52,584
11,071	Columbia Banking System, Inc.	208,799
15,770	Community Bank System, Inc.	394,565
5,884	Community Trust Bancorp, Inc.	166,517
27,787	Compass Diversified Holdings	465,710
10,903	CompuCredit Holdings Corp.*	46,447
59,795	Cousins Properties, Inc. REIT	538,155
21,565	Cowen Group, Inc., Class A*	89,710
1,537	Credit Acceptance Corp.*	124,343
4,631	Crexus Investment Corp. REIT	53,997
55,592	CVB Financial Corp.	541,466
20,009	Cypress Sharpridge Investments, Inc. REIT	247,111
4,278	Danvers Bancorp, Inc.	96,469
57,085	DiamondRock Hospitality Co. REIT	687,303
16,293	Dime Community Bancshares	251,890
14,387	Dollar Financial Corp.*	330,757
98,838	Doral Financial Corp. (Puerto Rico)*	148,257
5,054	Duff & Phelps Corp., Class A	77,781
8,555	DuPont Fabros Technology, Inc. REIT	209,255
5,950	Dynex Capital, Inc. REIT	58,786
4,916	Eagle Bancorp, Inc.*	68,234
9,436	EastGroup Properties, Inc. REIT	434,622
29,118	Education Realty Trust, Inc. REIT	247,794
6,169	eHealth, Inc.*	83,898
17,691	Employers Holdings, Inc.	356,651
4,739	Encore Capital Group, Inc.*	141,886
2,248	Enstar Group Ltd. (Bermuda)*	252,113
6,633	Enterprise Financial Services Corp.	98,832
5,868	Equity Lifestyle Properties, Inc. REIT	351,024
19,462	Equity One, Inc. REIT	385,737
4,610	ESSA Bancorp, Inc.	57,856
2,282	Evercore Partners, Inc., Class A	79,619
28,821	Extra Space Storage, Inc. REIT	623,975
11,678	EZCORP, Inc., Class A*	367,740
9,588	FBL Financial Group, Inc., Class A	292,434
22,391	FBR Capital Markets Corp.*	80,608
64,555	FelCor Lodging Trust, Inc. REIT*	410,570
4,560	Financial Institutions, Inc.	77,520
6,400	First Bancorp	89,344
63,586	First BanCorp*	317,294
24,276	First Busey Corp.	127,449
5,795	First Cash Financial Services, Inc.*	227,396

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,845	First Citizens BancShares, Inc., Class A	$369,018
72,762	First Commonwealth Financial Corp.	451,124
10,065	First Community Bancshares, Inc.	149,566
21,605	First Financial Bancorp	356,050
7,071	First Financial Bankshares, Inc.	391,875
3,764	First Financial Corp.	121,050
9,718	First Financial Holdings, Inc.	106,704
62,192	First Industrial Realty Trust, Inc. REIT*	778,644
9,103	First Interstate BancSystem, Inc.	124,529
31,923	First Marblehead Corp. (The)*	68,634
16,388	First Merchants Corp.	151,917
47,186	First Midwest Bancorp, Inc.	618,137
2,421	First of Long Island Corp. (The)	65,488
17,985	First Potomac Realty Trust REIT	291,897
123,716	Flagstar Bancorp, Inc.*	192,997
34,106	Flagstone Reinsurance Holdings SA (Luxembourg)	286,831
15,774	Flushing Financial Corp.	232,193
12,541	Forestar Group, Inc.*	246,681
5,770	FPIC Insurance Group, Inc.*	213,028
30,665	Franklin Street Properties Corp. REIT	433,603
1,698	GAMCO Investors, Inc., Class A	87,362
5,717	Getty Realty Corp. REIT	145,269
37,735	GFI Group, Inc.	192,826
32,236	Glacier Bancorp, Inc.	484,507
5,107	Gladstone Commercial Corp. REIT	93,152
37,415	Gleacher & Co., Inc.*	70,714
49,519	Glimcher Realty Trust REIT	472,906
6,987	Global Indemnity PLC (Ireland)*	178,448
4,476	Government Properties Income Trust REIT	122,732
75,835	Gramercy Capital Corp. REIT*	226,747
4,225	Great Southern Bancorp, Inc.	87,458
4,047	Greenhill & Co., Inc.	238,773
8,174	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	230,098
60,496	Grubb & Ellis Co.*	44,162
7,878	Hallmark Financial Services, Inc.*	67,357
15,579	Hancock Holding Co.	508,810
50,326	Hanmi Financial Corp.*	66,430
7,517	Harleysville Group, Inc.	241,145
28,334	Healthcare Realty Trust, Inc. REIT	647,149
3,926	Heartland Financial USA, Inc.	61,717
38,906	Hersha Hospitality Trust REIT	231,102
17,421	Hilltop Holdings, Inc.*	168,984
5,571	Home Bancshares, Inc.	133,537
27,808	Horace Mann Educators Corp.	497,207
8,859	Howard Hughes Corp. (The)*	573,797
8,661	Hudson Valley Holding Corp.	195,825
9,107	IBERIABANK Corp.	546,511
8,887	Independent Bank Corp.	260,478
7,076	Infinity Property & Casualty Corp.	418,192

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
51,244	Inland Real Estate Corp. REIT	$500,654
11,702	Institutional Financial Markets, Inc.	53,361
32,350	International Bancshares Corp.	570,007
6,780	Internet Capital Group, Inc.*	94,174
4,697	INTL FCStone, Inc.*	124,377
4,083	Invesco Mortgage Capital, Inc. REIT(~)	92,847
31,216	Investment Technology Group, Inc.*	534,106
14,418	Investors Bancorp, Inc.*	216,847
40,463	Investors Real Estate Trust REIT	380,757
51,285	Janus Capital Group, Inc.	624,138
2,013	Kansas City Life Insurance Co.	64,476
7,943	KBW, Inc.	180,465
40,476	Kite Realty Group Trust REIT	210,475
42,643	LaBranche & Co., Inc.*	171,851
9,744	Lakeland Bancorp, Inc.	104,163
6,622	Lakeland Financial Corp.	145,088
24,456	LaSalle Hotel Properties REIT	688,192
7,177	LPL Investment Holdings, Inc.*	263,252
6,850	LTC Properties, Inc. REIT	201,527
39,824	Maiden Holdings Ltd. (Bermuda)	296,689
9,824	MainSource Financial Group, Inc.	94,605
3,664	MarketAxess Holdings, Inc.	89,218
25,687	MB Financial, Inc.	531,464
22,343	Meadowbrook Insurance Group, Inc.	228,792
10,367	Medallion Financial Corp.	95,687
36,176	Medical Properties Trust, Inc. REIT	446,412
7,693	Metro Bancorp, Inc.*	96,163
8,752	Mid-America Apartment Communities, Inc. REIT	585,071
14,858	Mission West Properties, Inc. REIT	114,109
14,307	Monmouth Real Estate Investment Corp., Class A REIT	119,607
77,952	MPG Office Trust, Inc. REIT*	259,580
13,395	Nara Bancorp, Inc.*	131,673
31,983	National Financial Partners Corp.*	514,607
5,775	National Health Investors, Inc. REIT	280,838
67,197	National Penn Bancshares, Inc.	551,687
610	National Western Life Insurance Co., Class A	98,253
6,094	Navigators Group, Inc. (The)*	315,852
16,284	NBT Bancorp, Inc.	368,018
12,348	Nelnet, Inc., Class A	284,374
8,739	New York Mortgage Trust, Inc. REIT	59,338
78,280	Newcastle Investment Corp. REIT*	493,947
16,790	NewStar Financial, Inc.*	200,641
4,928	Northfield Bancorp, Inc.	69,337
105,215	NorthStar Realty Finance Corp. REIT	531,336
45,962	Northwest Bancshares, Inc.	578,662
7,281	OceanFirst Financial Corp.	105,575
46,627	Ocwen Financial Corp.*	558,125
50,343	Old National Bancorp	521,050
21,876	OMEGA Healthcare Investors, Inc. REIT	502,273

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,582	One Liberty Properties, Inc. REIT	$117,597
13,807	OneBeacon Insurance Group Ltd., Class A	193,988
4,778	Oppenheimer Holdings, Inc., Class A	146,732
9,903	optionsXpress Holdings, Inc.	182,611
19,609	Oriental Financial Group, Inc.	254,133
5,297	Oritani Financial Corp.	64,941
2,561	Orrstown Financial Services, Inc.	69,762
7,767	Pacific Continental Corp.	74,175
15,322	PacWest Bancorp	352,253
7,041	Park National Corp.	486,392
20,662	Parkway Properties, Inc. REIT	370,470
12,178	Penson Worldwide, Inc.*	73,920
4,651	Peoples Bancorp, Inc.	63,393
5,365	Pico Holdings, Inc.*	172,324
16,421	Pinnacle Financial Partners, Inc.*	263,886
8,962	Piper Jaffray Cos.*	321,288
122,793	PMI Group, Inc. (The)*	265,233
2,340	Portfolio Recovery Associates, Inc.*	211,208
17,835	Post Properties, Inc. REIT	724,101
12,934	Presidential Life Corp.	144,085
25,588	PrivateBancorp, Inc.	402,755
12,043	Prosperity Bancshares, Inc.	552,172
30,943	Provident Financial Services, Inc.	449,292
12,867	Provident New York Bancorp	120,692
5,441	PS Business Parks, Inc. REIT	327,875
89,690	Radian Group, Inc.	531,862
193,187	RAIT Financial Trust REIT	471,376
22,098	Ramco-Gershenson Properties Trust REIT	284,843
12,754	Renasant Corp.	214,012
7,086	Republic Bancorp, Inc., Class A	154,333
9,412	Resource America, Inc., Class A	57,884
34,783	Resource Capital Corp. REIT	225,394
16,781	S&T Bancorp, Inc.	342,500
4,506	S.Y. Bancorp, Inc.	112,515
27,342	Sabra Health Care REIT, Inc. REIT	459,892
3,426	Safeguard Scientifics, Inc.*	66,978
8,435	Safety Insurance Group, Inc.	394,927
10,774	Sandy Spring Bancorp, Inc.	192,531
4,293	Saul Centers, Inc. REIT	187,990
5,073	SCBT Financial Corp.	163,554
19,957	Seabright Holdings, Inc.	203,961
58,793	Seacoast Banking Corp. of Florida*	105,240
9,718	Signature Bank*	565,685
7,149	Simmons First National Corp., Class A	188,662
7,424	Southside Bancshares, Inc.	161,472
11,042	Southwest Bancorp, Inc.*	156,576
12,739	Sovran Self Storage, Inc. REIT	544,974
17,875	St. Joe Co. (The)*	466,895
5,433	State Auto Financial Corp.	92,252
5,846	State Bancorp, Inc.	77,167
8,220	StellarOne Corp.	115,080

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,647	Sterling Bancorp	$172,296
34,587	Sterling Bancshares, Inc.	307,478
7,787	Sterling Financial Corp.*	137,363
21,082	Stewart Information Services Corp.	213,772
10,228	Stifel Financial Corp.*	467,215
67,163	Strategic Hotels & Resorts, Inc. REIT*	458,052
4,663	Suffolk Bancorp	76,520
9,094	Sun Communities, Inc. REIT	349,937
56,406	SWS Group, Inc.	344,077
16,781	Tanger Factory Outlet Centers, Inc. REIT	463,659
9,268	Taubman Centers, Inc. REIT	538,934
3,457	Territorial Bancorp, Inc.	69,382
11,455	Texas Capital Bancshares, Inc.*	295,539
23,579	TFS Financial Corp.	256,540
2,651	Tompkins Financial Corp.	108,002
3,275	Tower Bancorp, Inc.	71,100
15,377	Tower Group, Inc.	351,672
9,058	TowneBank	134,240
9,575	TradeStation Group, Inc.*	92,399
5,185	TriCo Bancshares	84,567
49,810	TrustCo Bank Corp. NY	298,860
10,899	UMB Financial Corp.	458,957
8,702	Union First Market Bankshares Corp.	110,776
22,603	United Bankshares, Inc.	591,295
195,960	United Community Banks, Inc.*	470,304
5,474	United Financial Bancorp, Inc.	89,445
10,837	United Fire & Casualty Co.	214,573
2,503	Universal Health Realty Income Trust REIT	107,904
18,094	Universal Insurance Holdings, Inc.	97,889
5,046	Univest Corp. of Pennsylvania	84,874
9,234	Urstadt Biddle Properties, Inc., Class A REIT	181,725
45,829	U-Store-It Trust REIT	520,617
6,217	ViewPoint Financial Group	76,780
18,310	Virginia Commerce Bancorp, Inc.*	110,043
16,594	Waddell & Reed Financial, Inc., Class A	680,520
20,895	Walter Investment Management Corp. REIT	372,349
4,600	Washington Banking Co.	64,354
4,785	Washington Trust Bancorp, Inc.	112,113
10,186	WesBanco, Inc.	206,776
486	Wesco Financial Corp.	190,512
39,963	West Coast Bancorp*	143,068
9,883	Westamerica Bancorp	501,958
32,878	Western Alliance Bancorp*	271,901
13,096	Westfield Financial, Inc.	118,912
150,731	Wilmington Trust Corp.	679,797
14,450	Wilshire Bancorp, Inc.*	57,800
8,567	Winthrop Realty Trust REIT	103,918
16,181	Wintrust Financial Corp.	545,138
6,084	World Acceptance Corp.*	413,408
3,337	WSFS Financial Corp.	150,065
		77,301,304

See Notes to Financial Statements.

41

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—8.7%
3,100	Abaxis, Inc.*	$90,055
7,747	Accuray, Inc.*	68,871
44,860	Affymetrix, Inc.*	242,244
3,403	Air Methods Corp.*	230,111
19,270	Albany Molecular Research, Inc.*	94,230
2,432	Alexion Pharmaceuticals, Inc.*	235,636
10,351	Align Technology, Inc.*	249,873
14,797	Alkermes, Inc.*	213,373
31,687	Alliance HealthCare Services, Inc.*	140,057
2,434	Almost Family, Inc.*	84,387
5,608	Alnylam Pharmaceuticals, Inc.*	57,538
15,140	Amedisys, Inc.*	504,465
5,074	America Service Group, Inc.	130,909
6,709	American Dental Partners, Inc.*	88,492
12,867	American Medical Systems Holdings, Inc.*	379,576
42,486	AMN Healthcare Services, Inc.*	366,654
20,766	AmSurg Corp., Class A*	557,775
15,659	Amylin Pharmaceuticals, Inc.*	208,265
2,770	Analogic Corp.	159,746
9,825	AngioDynamics, Inc.*	160,147
5,281	Arthrocare Corp.*	186,578
4,389	Assisted Living Concepts, Inc., Class A*	158,267
1,483	athenahealth, Inc.*	68,559
377	Atrion Corp.	65,278
5,445	BioMarin Pharmaceutical, Inc.*	146,416
5,217	Bio-Rad Laboratories, Inc., Class A*	652,751
7,133	Bio-Reference Labs, Inc.*	179,823
51,274	BioScrip, Inc.*	236,373
8,454	Bruker Corp.*	166,882
14,542	Cambrex Corp.*	76,491
3,797	Cantel Medical Corp.	98,456
14,181	CardioNet, Inc.*	64,665
12,602	Catalyst Health Solutions, Inc.*	750,575
29,897	Celera Corp.*	236,485
2,736	Cepheid, Inc.*	88,400
6,277	Chemed Corp.	437,067
3,553	Chindex International, Inc.*	61,076
1,253	Computer Programs & Systems, Inc.	73,664
15,251	CONMED Corp.*	428,248
9,489	Continucare Corp.*	50,861
2,037	CorVel Corp.*	105,517
12,988	Cross Country Healthcare, Inc.*	96,371
9,148	Cubist Pharmaceuticals, Inc.*	309,660
4,569	Dendreon Corp.*	198,432
2,054	Dionex Corp.*	243,091
8,557	Emdeon, Inc., Class A*	134,003
9,221	Emergency Medical Services Corp., Class A*	588,300
5,413	Emergent Biosolutions, Inc.*	125,636
10,159	Emeritus Corp.*	248,997
1,999	Ensign Group, Inc. (The)	55,292

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,021	Enzon Pharmaceuticals, Inc.*	$92,081
15,915	eResearchTechnology, Inc.*	101,219
3,457	Exactech, Inc.*	61,915
36,746	Five Star Quality Care, Inc.*	307,931
7,437	Gen-Probe, Inc.*	616,676
17,363	Gentiva Health Services, Inc.*	486,164
10,399	Greatbatch, Inc.*	281,501
6,505	Haemonetics Corp.*	456,651
8,896	Hanger Orthopedic Group, Inc.*	241,704
27,358	Healthsouth Corp.*	701,186
15,644	Healthspring, Inc.*	649,070
25,616	Healthways, Inc.*	433,423
1,818	HMS Holdings Corp.*	143,095
9,722	Human Genome Sciences, Inc.*	286,507
3,169	ICU Medical, Inc.*	142,954
7,524	IDEXX Laboratories, Inc.*	612,679
6,239	Illumina, Inc.*	442,844
15,991	Immucor, Inc.*	349,084
8,429	Impax Laboratories, Inc.*	230,786
4,966	Integra LifeSciences Holdings Corp.*	259,771
17,153	Invacare Corp.	564,334
3,015	IPC The Hospitalist Co., Inc.*	156,358
10,647	Isis Pharmaceuticals, Inc.*	99,869
9,716	Jiangbo Pharmaceuticals, Inc.*	45,859
18,295	Kendle International, Inc.*	183,865
2,688	Kensey Nash Corp.*	66,474
9,384	KV Pharmaceutical Co., Class A*	36,879
2,654	Landauer, Inc.	159,691
14,384	LCA-Vision, Inc.*	96,948
4,585	LHC Group, Inc.*	135,808
4,649	Luminex Corp.*	90,144
6,676	Masimo Corp.	232,258
12,311	MedAssets, Inc.*	197,222
13,995	MedCath Corp.*	189,072
14,270	Medical Action Industries, Inc.*	124,149
5,432	Medicines Co. (The)*	85,282
10,521	Medicis Pharmaceutical Corp., Class A	373,075
6,630	Medquist Holdings, Inc.*	68,422
7,219	Meridian Bioscience, Inc.	178,381
8,446	Merit Medical Systems, Inc.*	196,961
14,718	Metropolitan Health Networks, Inc.*	62,110
16,704	Molina Healthcare, Inc.*	718,272
4,075	MWI Veterinary Supply, Inc.*	338,918
14,954	Myriad Genetics, Inc.*	320,614
3,728	National Healthcare Corp.	173,203
7,337	Natus Medical, Inc.*	124,509
2,307	Neogen Corp.*	96,663
4,909	NovaMed, Inc.*	65,044
3,354	NuVasive, Inc.*	103,605
5,575	Obagi Medical Products, Inc.*	71,527
10,206	Omnicell, Inc.*	156,968

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,044	Onyx Pharmaceuticals, Inc.*	$264,643
7,363	Orthofix International NV (Netherlands)*	250,857
11,479	Par Pharmaceutical Cos., Inc.*	395,337
20,230	PAREXEL International Corp.*	561,585
111,868	PDL BioPharma, Inc.	718,193
44,635	PharMerica Corp.*	587,397
8,147	Providence Service Corp. (The)*	120,087
23,373	PSS World Medical, Inc.*	672,207
2,440	Quality Systems, Inc.	218,917
7,343	Quidel Corp.*	97,442
22,275	Radnet, Inc.*	81,749
4,224	Regeneron Pharmaceuticals, Inc.*	215,889
8,400	RehabCare Group, Inc.*	315,588
18,961	ResMed, Inc.*	604,666
35,754	RTI Biologics, Inc.*	103,687
7,652	Rural/Metro Corp.*	130,314
4,507	Salix Pharmaceuticals Ltd.*	177,080
4,322	Seattle Genetics, Inc.*	71,788
36,877	Select Medical Holdings Corp.*	328,943
8,286	Sirona Dental Systems, Inc.*	472,882
13,460	Skilled Healthcare Group, Inc., Class A*	163,135
3,557	SonoSite, Inc.*	123,428
47,210	Sunrise Senior Living, Inc.*	490,040
7,942	SurModics, Inc.*	121,989
16,940	Symmetry Medical, Inc.*	168,553
7,188	Syneron Medical Ltd. (Israel)*	90,209
14,466	Talecris Biotherapeutics Holdings Corp.*	403,891
6,575	Team Health Holdings, Inc.*	130,711
4,621	Techne Corp.	359,098
8,945	Thoratec Corp.*	274,611
24,033	TomoTherapy, Inc.*	110,071
13,885	Triple-S Management Corp., Class B (Puerto Rico)*	290,752
3,629	United Therapeutics Corp.*	242,998
4,322	US Physical Therapy, Inc.	105,241
7,637	Vertex Pharmaceuticals, Inc.*	420,188
21,288	ViroPharma, Inc.*	410,645
8,227	Vivus, Inc.*	64,006
2,608	Volcano Corp.*	69,529
21,335	Warner Chilcott PLC, Class A (Ireland)	491,772
17,879	WellCare Health Plans, Inc.*	783,279
12,319	West Pharmaceutical Services, Inc.	581,950
8,441	Wright Medical Group, Inc.*	139,530
4,493	Zoll Medical Corp.*	254,663
		35,683,883
	Industrials—18.6%
17,015	A.O. Smith Corp.	748,150
17,213	A123 Systems, Inc.*	103,967
2,906	AAON, Inc.	95,462
22,393	AAR Corp.	583,114

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24,394	ABM Industries, Inc.	$593,262
56,764	ACCO Brands Corp.*	551,178
14,917	Aceto Corp.	119,485
19,265	Actuant Corp., Class A	534,796
2,301	Advisory Board Co. (The)*	107,503
34,173	Aegean Marine Petroleum Network, Inc. (Greece)	295,255
3,724	Aerovironment, Inc.*	106,693
54,481	Air Transport Services Group, Inc.*	445,655
52,946	Aircastle Ltd. (Bermuda)	659,707
92,771	AirTran Holdings, Inc.*	696,710
4,081	Alamo Group, Inc.	116,757
15,396	Albany International Corp., Class A	389,673
4,159	Allegiant Travel Co.	186,614
9,962	Altra Holdings, Inc.*	252,935
5,647	American Railcar Industries, Inc.*	159,980
29,986	American Reprographics Co.*	268,375
1,445	American Science & Engineering, Inc.	127,304
4,020	American Superconductor Corp.*	47,637
3,180	American Woodmark Corp.	64,586
4,727	Ameron International Corp.	332,497
4,506	Ampco-Pittsburgh Corp.	121,076
11,895	APAC Customer Services, Inc.*	67,920
21,786	Apogee Enterprises, Inc.	311,104
17,502	A-Power Energy Generation Systems Ltd.*	70,883
20,556	Applied Industrial Technologies, Inc.	724,805
23,240	Arkansas Best Corp.	534,752
14,549	Armstrong World Industries, Inc.	651,068
10,773	Astec Industries, Inc.*	417,777
3,442	AZZ, Inc.	150,691
3,296	Badger Meter, Inc.	124,951
21,531	Barnes Group, Inc.	532,677
27,873	Beacon Roofing Supply, Inc.*	622,125
15,191	Belden, Inc.	577,714
15,171	Blount International, Inc.*	251,839
29,208	Builders FirstSource, Inc.*	77,401
3,093	CAI International, Inc.*	77,820
4,359	Cascade Corp.	199,642
21,587	Casella Waste Systems, Inc., Class A*	145,928
38,999	CBIZ, Inc.*	285,863
14,875	CDI Corp.	220,447
13,606	Celadon Group, Inc.*	200,961
67,362	Cenveo, Inc.*	436,506
13,046	Ceradyne, Inc.*	611,336
8,233	Chart Industries, Inc.*	400,206
38,702	China BAK Battery, Inc.*	60,762
16,169	China Yuchai International Ltd. (Bermuda)*	535,517
4,629	CIRCOR International, Inc.	210,295
13,122	CLARCOR, Inc.	592,983
5,508	Clean Harbors, Inc.*	542,538
9,374	Coleman Cable, Inc.*	93,927

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,494	Colfax Corp.*	$185,594
13,851	Columbus McKinnon Corp.*	277,020
23,058	Comfort Systems USA, Inc.	281,538
13,143	Commercial Vehicle Group, Inc.*	226,848
7,793	Consolidated Graphics, Inc.*	437,577
8,176	Copa Holdings SA, Class A (Panama)	475,434
13,288	Copart, Inc.*	602,877
9,944	Corporate Executive Board Co. (The)	396,268
5,720	Costamare, Inc. (Marshall Islands)	98,727
3,177	CoStar Group, Inc.*	216,100
5,986	Courier Corp.	82,008
9,040	Covenant Transport Group, Inc., Class A*	86,242
5,701	CRA International, Inc.*	162,193
5,054	Cubic Corp.	273,320
40,462	Diana Shipping, Inc. (Greece)*	455,602
8,508	DigitalGlobe, Inc.*	246,732
11,964	Dolan Co. (The)*	140,816
4,988	Douglas Dynamics, Inc.	77,264
6,235	Ducommun, Inc.	141,846
5,179	DXP Enterprises, Inc.*	135,949
26,362	Dycom Industries, Inc.*	391,739
3,299	Dynamic Materials Corp.	85,840
107,455	Eagle Bulk Shipping, Inc.*	368,571
13,231	Encore Wire Corp.	369,277
75,160	EnergySolutions, Inc.	424,654
18,954	Ennis, Inc.	354,061
9,206	EnPro Industries, Inc.*	368,976
7,715	ESCO Technologies, Inc.	282,986
84,614	Excel Maritime Carriers Ltd. (Liberia)*	339,302
3,045	Exponent, Inc.*	130,661
52,380	Federal Signal Corp.	353,565
17,323	Flow International Corp.*	74,662
50,063	Force Protection, Inc.*	224,783
7,205	Forward Air Corp.	242,232
5,405	Franklin Electric Co., Inc.	243,820
8,830	FreightCar America, Inc.*	264,723
12,727	Furmanite Corp.*	106,652
10,004	Fushi Copperweld, Inc.*	80,532
10,954	G&K Services, Inc., Class A	362,577
53,450	Genco Shipping & Trading Ltd.*	448,445
33,205	GenCorp, Inc.*	216,829
12,044	Generac Holdings, Inc.*	250,756
8,148	Genesee & Wyoming, Inc., Class A*	505,013
19,941	Geo Group, Inc. (The)*	532,026
4,438	GeoEye, Inc.*	164,605
27,369	Gibraltar Industries, Inc.*	319,670
3,926	Gorman-Rupp Co. (The)	158,807
6,778	GP Strategies Corp.*	88,724
14,794	Graco, Inc.	740,144
24,876	GrafTech International Ltd.*	577,123
23,206	Great Lakes Dredge & Dock Corp.	172,885

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,066	Greenbrier Cos., Inc.*	$353,697
34,782	Griffon Corp.*	443,123
11,758	H&E Equipment Services, Inc.*	233,984
49,113	Hawaiian Holdings, Inc.*	287,311
15,139	Healthcare Services Group, Inc.	268,869
28,967	Heartland Express, Inc.	499,681
2,332	HEICO Corp.	112,309
4,707	HEICO Corp., Class A	167,381
7,695	Heidrick & Struggles International, Inc.	180,063
19,651	Herman Miller, Inc.	511,319
33,315	Hexcel Corp.*	717,272
15,558	Hill International, Inc.*	78,879
55,326	Horizon Lines, Inc., Class A	97,927
8,153	Houston Wire & Cable Co.	136,889
15,153	Hub Group, Inc., Class A*	610,363
11,923	Hudson Highland Group, Inc.*	71,896
2,759	Hurco Cos., Inc.*	89,585
9,946	Huron Consulting Group, Inc.*	286,445
8,107	ICF International, Inc.*	197,487
16,077	IDEX Corp.	754,333
6,399	IHS, Inc., Class A*	564,648
4,970	II-VI, Inc.*	287,514
10,471	Innerworkings, Inc.*	93,925
12,609	Insituform Technologies, Inc., Class A*	319,134
12,836	Insperity, Inc.	388,802
10,320	Insteel Industries, Inc.	154,078
17,011	Interface, Inc., Class A	317,085
15,687	Interline Brands, Inc.*	331,309
5,294	International Shipholding Corp.	127,003
13,265	John Bean Technologies Corp.	268,086
5,805	Kadant, Inc.*	179,084
11,157	Kaman Corp.	415,040
21,450	KAR Auction Services, Inc.*	418,275
10,311	Kaydon Corp.	399,036
17,318	Kforce, Inc.*	271,027
1,066	KHD Humboldt Wedag International AG (Germany)*	11,355
13,561	Kimball International, Inc., Class B	101,436
17,112	Knight Transportation, Inc.	308,187
17,976	Knoll, Inc.	352,869
15,617	Korn/Ferry International*	323,428
6,780	Kratos Defense & Security Solutions, Inc.*	92,683
5,407	LaBarge, Inc.*	103,490
3,688	Ladish Co., Inc.*	209,110
13,700	Landstar System, Inc.	649,380
3,322	Lawson Products, Inc.	73,184
11,538	Layne Christensen Co.*	343,371
4,474	LB Foster Co., Class A	190,413
2,186	Lindsay Corp.	160,278
4,225	LMI Aerospace, Inc.*	84,711
16,757	LSI Industries, Inc.	138,916

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,750	Lydall, Inc.*	$114,562
13,209	M&F Worldwide Corp.*	331,414
27,687	Macquarie Infrastructure Co. LLC*	694,944
7,460	Marten Transport Ltd.	166,806
18,890	MasTec, Inc.*	428,425
11,136	McGrath Rentcorp	316,151
22,590	Metalico, Inc.*	143,221
4,672	Michael Baker Corp.*	115,118
3,464	Middleby Corp. (The)*	310,617
7,644	Miller Industries, Inc.	120,928
10,549	Mine Safety Appliances Co.	418,584
5,551	Mistras Group, Inc.*	101,694
16,626	Mobile Mini, Inc.*	414,154
10,229	MSC Industrial Direct Co., Class A	732,294
136,252	Mueller Water Products, Inc., Class A	599,509
5,297	Multi-Color Corp.	109,436
9,471	MYR Group, Inc.*	236,112
4,285	NACCO Industries, Inc., Class A	450,911
1,905	National Presto Industries, Inc.	211,512
41,592	Navigant Consulting, Inc.*	484,547
71,513	Navios Maritime Holdings, Inc. (Greece)	378,304
30,967	NCI Building Systems, Inc.*	383,371
7,113	NN, Inc.*	124,691
7,766	Nordson Corp.	442,429
7,586	Northwest Pipe Co.*	182,519
91,250	OceanFreight, Inc., Class A (Marshall Islands)*	51,109
21,039	Old Dominion Freight Line, Inc.*	787,279
17,515	On Assignment, Inc.*	192,140
24,457	Orbital Sciences Corp.*	460,525
12,014	Orion Marine Group, Inc.*	124,105
61,484	Pacer International, Inc.*	368,289
65,699	Paragon Shipping, Inc., Class A	194,469
9,091	Park-Ohio Holdings Corp.*	193,820
13,478	Pike Electric Corp.*	136,936
17,187	Pinnacle Airlines Corp.*	93,669
4,727	Polypore International, Inc.*	291,987
4,881	Powell Industries, Inc.*	192,897
9,507	Quality Distribution, Inc.*	113,133
17,982	Quanex Building Products Corp.	376,903
10,606	RailAmerica, Inc.*	180,514
3,240	Raven Industries, Inc.	176,126
5,833	RBC Bearings, Inc.*	229,004
15,696	Resources Connection, Inc.	232,144
7,333	Robbins & Myers, Inc.	318,766
12,123	Rollins, Inc.	254,219
23,626	RSC Holdings, Inc.*	311,154
23,569	Rush Enterprises, Inc., Class A*	496,599
12,156	Safe Bulkers, Inc. (Marshall Islands)	99,071
15,115	Saia, Inc.*	250,909
5,420	Sauer-Danfoss, Inc.*	319,834

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,511	Schawk, Inc.	$103,937
14,973	School Specialty, Inc.*	221,750
141	Seaboard Corp.	336,567
11,092	SeaCube Container Leasing Ltd. (Bermuda)	180,023
39,291	Seaspan Corp. (Hong Kong)	747,708
11,601	Sensata Technologies Holding NV (Netherlands)*	407,311
39,000	SFN Group, Inc.*	410,670
12,749	Simpson Manufacturing Co., Inc.	355,952
8,798	Standard Parking Corp.*	153,877
22,086	Standard Register Co. (The)	75,976
6,523	Standex International Corp.	238,481
33,873	Star Bulk Carriers Corp.	79,602
63,613	Steelcase, Inc., Class A	734,730
10,804	Sterling Construction Co., Inc.*	161,952
2,103	Sun Hydraulics Corp.	97,768
28,588	Swift Transportation Co.*	401,090
14,520	Sykes Enterprises, Inc.*	290,836
5,642	TAL International Group, Inc.	203,394
16,023	Taser International, Inc.*	71,463
18,735	TBS International PLC, Class A (Ireland)*	32,224
6,697	Team, Inc.*	167,090
15,244	Tecumseh Products Co., Class A*	156,099
5,537	Tennant Co.	227,128
25,225	Tetra Tech, Inc.*	595,814
3,434	Textainer Group Holdings Ltd.	121,770
9,320	Titan International, Inc.	287,895
5,234	Titan Machinery, Inc.*	164,662
9,980	Toro Co. (The)	677,742
10,370	Towers Watson & Co., Class A	594,823
8,371	TransDigm Group, Inc.*	697,304
12,996	Tredegar Corp.	284,352
8,768	Trimas Corp.*	203,505
5,814	Triumph Group, Inc.	500,702
26,319	TrueBlue, Inc.*	370,572
3,350	Twin Disc, Inc.	114,134
13,530	Ultrapetrol Bahamas Ltd.*	73,738
5,957	UniFirst Corp.	308,334
12,831	Universal Forest Products, Inc.	414,313
80,161	US Airways Group, Inc.*	728,663
5,667	US Ecology, Inc.	104,046
4,588	Valmont Industries, Inc.	483,116
13,470	Verisk Analytics, Inc., Class A*	443,163
12,896	Viad Corp.	319,950
4,280	Vicor Corp.	71,519
3,257	VSE Corp.	91,815
19,535	Wabash National Corp.*	215,471
9,457	Wabtec Corp.	675,041
9,777	Watsco, Inc.	693,092
12,181	Watts Water Technologies, Inc., Class A	471,405
18,418	Woodward, Inc.	682,387

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,643	Xerium Technologies, Inc.*	$153,188
		76,315,072
	Information Technology—17.7%
6,462	ACI Worldwide, Inc.*	213,504
1,080	Acme Packet, Inc.*	89,219
13,719	Actuate Corp.*	79,982
38,151	Acxiom Corp.*	555,479
9,807	ADTRAN, Inc.	404,735
11,725	Advanced Energy Industries, Inc.*	165,909
5,086	Advent Software, Inc.*	138,492
4,242	Aeroflex Holding Corp.*	75,083
30,000	Agilysys, Inc.*	156,600
6,859	Alpha & Omega Semiconductor Ltd. (Bermuda)*	97,261
10,776	American Software, Inc., Class A	83,837
16,651	Anadigics, Inc.*	65,105
4,873	Anaren, Inc.*	80,843
4,266	Ancestry.com, Inc.*	194,956
11,411	ANSYS, Inc.*	630,914
12,283	Applied Micro Circuits Corp.*	128,726
7,169	Ariba, Inc.*	249,266
47,980	Arris Group, Inc.*	575,760
13,139	AsiaInfo-Linkage, Inc.*	248,327
7,425	Atheros Communications, Inc.*	333,086
13,404	ATMI, Inc.*	266,874
34,592	Aviat Networks, Inc.*	177,111
15,377	Avid Technology, Inc.*	285,705
23,533	AVX Corp.	383,823
46,693	Axcelis Technologies, Inc.*	87,316
5,122	Bel Fuse, Inc., Class B	103,106
10,176	Black Box Corp.	355,549
7,004	Blackbaud, Inc.	193,731
4,217	Blackboard, Inc.*	202,880
7,249	Blue Coat Systems, Inc.*	208,771
4,250	Bottomline Technologies, Inc.*	118,065
19,631	Brooks Automation, Inc.*	240,087
6,107	Cabot Microelectronics Corp.*	298,327
53,849	Cadence Design Systems, Inc.*	558,953
11,062	Canadian Solar, Inc. (China)*	119,359
8,244	Cardtronics, Inc.*	175,185
1,695	Cass Information Systems, Inc.	67,664
43,652	CDC Corp., Class A (Cayman Islands)*	139,686
2,585	CEVA, Inc.*	79,049
18,460	Checkpoint Systems, Inc.*	388,768
39,278	China Security & Surveillance Technology, Inc. (China)*	211,316
90,168	CIBER, Inc.*	515,761
8,114	Ciena Corp.*	229,139
5,390	Cirrus Logic, Inc.*	89,258
8,457	Cognex Corp.	264,535

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,901	Cogo Group, Inc.*	$97,707
5,681	Coherent, Inc.*	355,119
9,191	Cohu, Inc.	132,442
2,942	CommVault Systems, Inc.*	115,885
5,781	Computer Task Group, Inc.*	85,848
16,532	Comtech Telecommunications Corp.	467,856
5,279	Concur Technologies, Inc.*	305,496
11,284	Cray, Inc.*	75,828
14,293	CSG Systems International, Inc.*	303,583
18,076	CTS Corp.	198,655
7,099	Cymer, Inc.*	341,533
20,709	Cypress Semiconductor Corp.*	450,628
14,495	Daktronics, Inc.	155,531
8,081	DealerTrack Holdings, Inc.*	181,499
5,065	DG FastChannel, Inc.*	185,328
11,751	Digi International, Inc.*	138,779
10,945	Digital River, Inc.*	356,150
7,478	Diodes, Inc.*	255,897
8,523	Dolby Laboratories, Inc., Class A*	426,661
19,217	Dot Hill Systems Corp.*	56,690
17,996	DSP Group, Inc.*	145,408
1,562	DTS, Inc.*	68,822
64,685	EarthLink, Inc.	531,711
2,355	Ebix, Inc.*	53,812
16,590	EchoStar Corp., Class A*	615,157
6,639	Electro Rent Corp.	104,564
9,920	Electro Scientific Industries, Inc.*	163,184
20,041	Electronics for Imaging, Inc.*	359,936
23,864	EMCORE Corp.*	62,285
8,089	EMS Technologies, Inc.*	204,328
32,703	Emulex Corp.*	316,892
27,781	Energy Conversion Devices, Inc.*	55,562
31,642	Entegris, Inc.*	273,070
23,009	Epicor Software Corp.*	287,613
14,005	EPIQ Systems, Inc.	199,291
2,252	ePlus, Inc.*	62,268
7,422	Equinix, Inc.*	747,099
25,063	Euronet Worldwide, Inc.*	469,931
61,778	Evergreen Solar, Inc.*	89,578
15,194	Exar Corp.*	92,835
30,146	Extreme Networks, Inc.*	94,357
5,051	F5 Networks, Inc.*	511,969
3,716	FactSet Research Systems, Inc.	406,568
13,903	Fair Isaac Corp.	415,422
39,586	Fairchild Semiconductor International, Inc.*	830,118
2,982	FARO Technologies, Inc.*	128,733
9,842	FEI Co.*	319,471
5,414	Finisar Corp.*	152,079
1,871	FleetCor Technologies, Inc.*	70,181
25,113	FormFactor, Inc.*	260,422
3,480	Forrester Research, Inc.	137,495

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,458	Fortinet, Inc.*	$119,705
8,452	Gartner, Inc.*	362,675
38,803	Genpact Ltd.*	624,340
12,768	Gerber Scientific, Inc.*	122,062
71,758	GigaMedia Ltd. (Taiwan)*	111,942
56,324	Global Cash Access Holdings, Inc.*	185,869
14,092	Global Payments, Inc.	750,258
8,639	Globecomm Systems, Inc.*	123,710
16,327	GSI Commerce, Inc.*	477,891
20,925	GT Solar International, Inc.*	233,732
21,146	Harmonic, Inc.*	175,089
16,978	Heartland Payment Systems, Inc.	338,881
2,174	Hittite Microwave Corp.*	139,984
57,177	Hutchinson Technology, Inc.*	152,663
9,492	Hypercom Corp.*	113,619
3,777	iGATE Corp.	64,058
32,611	Imation Corp.*	334,915
22,419	Infinera Corp.*	175,317
8,279	Informatica Corp.*	463,707
16,277	InfoSpace, Inc.*	146,493
5,297	Integral Systems, Inc.*	66,160
55,369	Integrated Device Technology, Inc.*	450,427
10,044	Integrated Silicon Solution, Inc.*	97,025
5,400	InterDigital, Inc.	249,966
23,691	Intermec, Inc.*	271,973
17,530	Internap Network Services Corp.*	141,818
20,160	International Rectifier Corp.*	696,730
7,589	Intevac, Inc.*	92,813
6,041	IXYS Corp.*	95,810
8,471	j2 Global Communications, Inc.*	249,556
18,859	Jack Henry & Associates, Inc.	640,640
8,719	JDA Software Group, Inc.*	285,722
24,701	JDS Uniphase Corp.*	514,769
20,585	Kemet Corp.*	323,802
4,210	Kenexa Corp.*	123,858
12,924	Key Tronic Corp.*	68,109
9,256	Knot, Inc. (The)*	94,504
16,047	Kopin Corp.*	77,186
24,372	Kulicke & Soffa Industries, Inc.*	220,810
28,144	L-1 Identity Solutions, Inc.*	330,129
24,330	Lattice Semiconductor Corp.*	165,201
30,187	Lawson Software, Inc.*	334,170
30,099	Lionbridge Technologies, Inc.*	101,434
4,611	Liquidity Services, Inc.*	89,684
5,174	Littelfuse, Inc.	321,875
13,034	LoJack Corp.*	59,696
2,274	Loral Space & Communications, Inc.*	158,953
10,138	LTX-Credence Corp.*	87,896
5,098	Manhattan Associates, Inc.*	184,293
9,922	ManTech International Corp., Class A*	435,477
23,563	Mattson Technology, Inc.*	54,666

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,030	MAXIMUS, Inc.	$322,360
3,909	Measurement Specialties, Inc.*	135,955
27,906	Mentor Graphics Corp.*	411,614
920	MercadoLibre, Inc. (Argentina)	84,088
5,405	Mercury Computer Systems, Inc.*	104,371
17,882	Methode Electronics, Inc.	221,022
10,064	Micrel, Inc.	128,920
11,983	MICROS Systems, Inc.*	623,356
18,371	Microsemi Corp.*	433,556
1,378	MicroStrategy, Inc., Class A*	194,711
10,519	Mitel Networks Corp. (Canada)*	55,646
14,003	MKS Instruments, Inc.	397,405
36,261	ModusLink Global Solutions, Inc.	190,008
61,223	MoneyGram International, Inc.*	242,443
8,100	Monolithic Power Systems, Inc.*	137,538
5,914	Monotype Imaging Holdings, Inc.*	80,430
37,302	Move, Inc.*	89,152
4,218	MTS Systems Corp.	186,731
4,483	Multi-Fineline Electronix, Inc.*	119,382
18,442	Nam Tai Electronics, Inc. (Hong Kong)	113,234
13,489	National Instruments Corp.	409,256
3,404	NCI, Inc., Class A*	83,772
29,833	Ness Technologies, Inc.*	194,511
25,186	Net 1 UEPS Technologies, Inc.*	211,059
7,177	NETGEAR, Inc.*	299,640
3,778	Netlogic Microsystems, Inc.*	162,945
5,774	NetScout Systems, Inc.*	147,757
12,624	NeuStar, Inc., Class A*	339,459
12,199	Newport Corp.*	228,487
6,065	NIC, Inc.	77,966
23,714	Novatel Wireless, Inc.*	147,027
5,211	NXP Semiconductor NV (Netherlands)*	174,047
6,725	Oclaro, Inc.*	75,421
10,907	OmniVision Technologies, Inc.*	366,475
13,698	Online Resources Corp.*	52,326
72,029	Openwave Systems, Inc.*	151,261
3,677	Oplink Communications, Inc.*	72,805
22,589	Opnext, Inc.*	53,310
14,585	Orbotech Ltd. (Israel)*	186,980
6,238	OSI Systems, Inc.*	239,477
23,875	Parametric Technology Corp.*	579,446
7,838	Park Electrochemical Corp.	250,581
8,043	PC Connection, Inc.*	71,422
9,614	PC Mall, Inc.*	93,929
8,624	Perficient, Inc.*	107,714
10,597	Pericom Semiconductor Corp.*	96,327
39,139	Photronics, Inc.*	341,683
10,852	Plantronics, Inc.	402,284
20,596	Plexus Corp.*	751,548
64,749	PMC - Sierra, Inc.*	519,287
13,352	Polycom, Inc.*	798,850

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,043	Power Integrations, Inc.	$122,755
14,881	Power-One, Inc.*	122,917
48,594	Powerwave Technologies, Inc.*	222,075
14,746	PRGX Global, Inc.*	115,609
14,159	Progress Software Corp.*	419,814
47,885	Pulse Electronics Corp.	286,352
19,433	Qiao Xing Mobile Communication Co. Ltd. (China)*	53,441
27,333	QLogic Corp.*	491,447
95,271	Quantum Corp.*	302,962
14,432	Quest Software, Inc.*	371,768
6,090	QuinStreet, Inc.*	110,107
7,831	Rackspace Hosting, Inc.*	361,714
7,377	Radiant Systems, Inc.*	146,950
13,384	RadiSys Corp.*	117,913
1,586	RADWARE Ltd. (Israel)*	55,875
8,481	Rambus, Inc.*	168,772
39,496	RealNetworks, Inc.*	146,135
10,009	Red Hat, Inc.*	475,127
55,978	RF Micro Devices, Inc.*	372,813
7,746	Richardson Electronics Ltd.	104,416
4,758	Rimage Corp.	71,180
6,079	Riverbed Technology, Inc.*	213,616
7,635	Rofin-Sinar Technologies, Inc.*	330,672
3,277	Rogers Corp.*	136,061
5,043	Rosetta Stone, Inc.*	71,005
11,137	Rovi Corp.*	540,813
6,389	Rudolph Technologies, Inc.*	72,260
20,468	S1 Corp.*	140,615
3,363	Salesforce.com, Inc.*	466,112
16,299	Sapient Corp.*	205,775
5,734	SAVVIS, Inc.*	225,690
16,843	ScanSource, Inc.*	602,474
9,842	SeaChange International, Inc.*	105,408
9,706	Semtech Corp.*	272,447
11,967	Sigma Designs, Inc.*	152,699
6,483	Silicon Graphics International Corp.*	119,158
17,140	Silicon Image, Inc.*	142,605
5,492	Silicon Laboratories, Inc.*	239,341
5,978	SINA Corp. (China)*	805,536
31,264	SMART Modular Technologies (WWH), Inc.*	285,753
8,536	Smith Micro Software, Inc.*	65,898
4,344	Sohu.com, Inc.*	459,421
6,713	Solera Holdings, Inc.	369,215
58,253	Sonus Networks, Inc.*	229,517
5,987	Spectrum Control, Inc.*	119,081
13,955	SRA International, Inc., Class A*	432,465
3,505	SS&C Technologies Holdings, Inc.*	71,502
7,994	Standard Microsystems Corp.*	217,037
6,232	STEC, Inc.*	130,373

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,760	Stratasys, Inc.*	$94,776
23,099	SunPower Corp., Class A*	502,865
16,956	SunPower Corp., Class B*	362,350
9,952	Super Micro Computer, Inc.*	169,781
3,945	Supertex, Inc.*	85,173
7,385	Sycamore Networks, Inc.	180,932
20,714	Symmetricom, Inc.*	126,355
7,105	Synaptics, Inc.*	201,924
2,018	Synchronoss Technologies, Inc.*	65,101
16,042	SYNNEX Corp.*	537,888
3,079	Syntel, Inc.	168,360
32,928	Take-Two Interactive Software, Inc.*	532,775
4,256	Taleo Corp., Class A*	154,365
43,249	Tekelec*	361,129
23,227	TeleCommunication Systems, Inc., Class A*	107,076
17,624	TeleTech Holdings, Inc.*	350,189
4,421	Telvent GIT SA (Spain)*	136,123
22,258	Tessera Technologies, Inc.*	439,818
84,859	THQ, Inc.*	342,830
20,788	TIBCO Software, Inc.*	623,432
9,840	TiVo, Inc.*	94,169
14,235	TNS, Inc.*	233,881
22,709	TriQuint Semiconductor, Inc.*	312,703
12,373	TTM Technologies, Inc.*	236,572
5,671	Tyler Technologies, Inc.*	140,584
7,446	Ultra Clean Holdings, Inc.*	85,555
4,045	Ultratech, Inc.*	126,649
71,907	United Online, Inc.	474,586
129,925	UTStarcom, Inc.*	333,907
22,646	ValueClick, Inc.*	379,321
10,947	Varian Semiconductor Equipment Associates, Inc.*	459,008
4,748	Veeco Instruments, Inc.*	242,765
5,750	VeriFone Systems, Inc.*	315,215
23,342	Verigy Ltd. (Singapore)*	337,525
2,839	Verint Systems, Inc.*	97,179
9,831	ViaSat, Inc.*	392,454
4,239	Virtusa Corp.*	79,100
3,866	VistaPrint NV (Netherlands)*	210,310
4,969	VMware, Inc., Class A*	474,192
2,870	Volterra Semiconductor Corp.*	75,452
4,147	WebMD Health Corp.*	239,987
6,298	Websense, Inc.*	162,425
19,773	Westell Technologies, Inc., Class A*	71,183
12,399	Wright Express Corp.*	698,436
30,904	Xyratex Ltd. (Bermuda)*	315,530
14,781	Zebra Technologies Corp., Class A*	580,745
22,223	Zoran Corp.*	232,675
4,345	Zygo Corp.*	64,958
		72,378,413

See Notes to Financial Statements.

48

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—6.2%
23,560	A. Schulman, Inc.	$596,539
13,883	A.M. Castle & Co.*	262,111
2,867	AEP Industries, Inc.*	86,956
2,228	Allied Nevada Gold Corp.*	95,938
9,327	AMCOL International Corp.	347,151
9,532	American Vanguard Corp.	85,025
14,334	Arch Chemicals, Inc.	554,296
2,537	Balchem Corp.	100,694
55,982	Boise, Inc.	549,743
12,174	Buckeye Technologies, Inc.	342,820
11,222	Calgon Carbon Corp.*	192,570
39,331	Century Aluminum Co.*	785,833
6,072	Clearwater Paper Corp.*	476,531
22,038	Coeur d'Alene Mines Corp.*	698,825
4,846	Compass Minerals International, Inc.	473,018
201	Contango ORE, Inc.*	3,497
1,861	Deltic Timber Corp.	126,176
15,968	Eagle Materials, Inc.	464,509
42,355	Ferro Corp.*	635,325
65,058	General Steel Holdings, Inc. (China)*	147,031
21,433	Georgia Gulf Corp.*	844,032
8,702	Globe Specialty Metals, Inc.	195,882
18,002	Graham Packaging Co., Inc.*	414,046
64,892	Graphic Packaging Holding Co.*	356,257
25,845	H.B. Fuller Co.	564,713
7,789	Handy & Harman Ltd.*	96,194
2,760	Hawkins, Inc.	129,830
3,862	Haynes International, Inc.	208,702
85,373	Headwaters, Inc.*	466,137
35,185	Hecla Mining Co.*	331,091
15,398	Horsehead Holding Corp.*	242,826
6,243	Innophos Holdings, Inc.	289,301
7,820	Innospec, Inc.*	294,501
6,914	Intrepid Potash, Inc.*	236,874
7,590	Kaiser Aluminum Corp.	380,335
12,390	KapStone Paper and Packaging Corp.*	215,338
8,877	Koppers Holdings, Inc.	405,945
11,907	Kraton Performance Polymers, Inc.*	549,627
16,010	Landec Corp.*	103,745
5,282	LSB Industries, Inc.*	213,129
7,352	Materion Corp.*	307,019
19,463	Mercer International, Inc.*	236,865
12,691	Metals USA Holdings Corp.*	215,747
7,181	Minerals Technologies, Inc.	488,308
20,933	Myers Industries, Inc.	223,355
10,876	Neenah Paper, Inc.	253,737
3,794	NewMarket Corp.	699,310
6,390	Noranda Aluminum Holding Corp.*	108,566
9,070	Olympic Steel, Inc.	266,386
19,619	OM Group, Inc.*	710,993

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
33,553	Omnova Solutions, Inc.*	$285,200
37,411	P.H. Glatfelter Co.	508,790
50,825	PolyOne Corp.	735,946
52,606	Qiao Xing Universal Resources, Inc. (China)*	112,051
4,796	Quaker Chemical Corp.	216,683
8,418	Royal Gold, Inc.	513,330
14,178	RTI International Metals, Inc.*	452,845
9,857	Schnitzer Steel Industries, Inc., Class A	611,824
6,139	Schweitzer-Mauduit International, Inc.	318,246
6,136	ShengdaTech, Inc.*	16,383
39,485	Spartech Corp.*	281,923
5,167	Stepan Co.	371,869
13,934	Stillwater Mining Co.*	317,835
8,566	STR Holdings, Inc.*	141,082
28,507	Terra Nova Royalty Corp. (Canada)	228,626
10,866	Texas Industries, Inc.	458,219
19,100	Titanium Metals Corp.*	382,573
14,776	TPC Group, Inc.*	582,765
3,306	Universal Stainless & Alloy Products, Inc.*	119,842
19,193	Verso Paper Corp.*	90,399
4,632	Walter Energy, Inc.	640,235
45,465	Wausau Paper Corp.	306,889
6,327	Westlake Chemical Corp.	415,368
9,993	Yongye International, Inc.*	52,363
9,544	Zep, Inc.	181,336
9,582	Zoltek Cos., Inc.*	123,129
		25,539,130
	Telecommunication Services—1.2%
4,993	AboveNet, Inc.	333,283
35,843	Alaska Communications Systems Group, Inc.	346,602
3,943	Atlantic Tele-Network, Inc.	144,826
7,768	Cbeyond, Inc.*	99,120
5,730	Cogent Communications Group, Inc.*	83,142
15,751	Consolidated Communications Holdings, Inc.	289,661
30,650	FiberTower Corp.*	41,378
21,481	General Communication, Inc., Class A*	247,032
18,500	Global Crossing Ltd.*	432,530
2,418	Hughes Communications, Inc.*	144,717
11,284	IDT Corp., Class B	327,123
15,482	Iridium Communications, Inc.*	121,224
7,428	Neutral Tandem, Inc.*	113,574
14,221	NTELOS Holdings Corp.	280,580
83,903	PAETEC Holding Corp.*	302,051
41,132	Premiere Global Services, Inc.*	325,354
11,853	SBA Communications Corp., Class A*	457,881
6,770	Shenandoah Telecommunications Co.	127,412
8,162	SureWest Communications	118,920
28,031	USA Mobility, Inc.	433,079
21,824	Vonage Holdings Corp.*	112,612
		4,882,101

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—1.8%
8,713	American States Water Co.	$304,171
10,527	California Water Service Group	397,079
8,671	Central Vermont Public Service Corp.	202,988
8,636	CH Energy Group, Inc.	463,062
3,895	Chesapeake Utilities Corp.	166,667
3,512	Connecticut Water Service, Inc.	90,399
6,007	Consolidated Water Co. Ltd. (Cayman Islands)	58,929
22,683	El Paso Electric Co.*	702,719
24,668	Empire District Electric Co. (The)	553,550
15,884	Laclede Group, Inc. (The)	609,469
11,092	MGE Energy, Inc.	465,975
6,245	Middlesex Water Co.	117,906
14,664	Northwest Natural Gas Co.	678,063
6,036	Ormat Technologies, Inc.	150,296
28,029	Otter Tail Corp.	655,318
6,152	SJW Corp.	142,973
10,125	South Jersey Industries, Inc.	581,681
21,104	UIL Holdings Corp.	671,529
7,329	Unitil Corp.	185,131
3,790	York Water Co.	66,173
		7,264,078
	Total Common Stocks and Other Equity Interests (Cost $356,042,088)	409,719,043
	Rights—0.0%
	Financials—0.0%
5,625	Central Pacific Financial Corp., expiring 05/06/11*	30,656
40,156	TBS International PLC (Ireland), expiring 07/18/11*	—
	Total Rights (Cost $129,968)	30,656
	Money Market Fund—0.1%
298,871	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $298,871)	298,871
	Total Investments (Cost $356,470,927)—100.1%	410,048,570
	Liabilities in excess of other assets—(0.1%)	(222,529)
	Net Assets—100.0%	$409,826,041

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Mortgage Capital, Inc. REIT and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

50

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Statements of Assets and Liabilities

April 30, 2011

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
ASSETS:
Unaffiliated investments, at value	$27,104,581	$188,322,809	$40,396,057	$1,207,549,670	$409,955,723
Affiliated investments, at value (Note 4)	—	—	—	709,466	92,847
Total investments, at value	27,104,581	188,322,809	40,396,057	1,208,259,136	410,048,570
Cash	241	435	254	1,379	—
Foreign currencies, at value	—	—	—	—	20,522
Receivables:
Dividends	12,141	122,153	14,806	1,505,178	156,939
Expense waivers	11,300	4,333	8,919	67,905	24,800
Investments sold	—	—	—	—	777,292
Total Assets	27,128,263	188,449,730	40,420,036	1,209,833,598	411,028,123
LIABILITIES:
Due to custodian	—	—	—	—	6,480
Payables:
Investments purchased	5,810	—	—	333,191	684,106
Accrued advisory fees	11,042	76,842	16,190	279,659	96,535
Accrued expenses	86,957	165,604	83,168	974,526	414,961
Total Liabilities	103,809	242,446	99,358	1,587,376	1,202,082
NET ASSETS	$27,024,454	$188,207,284	$40,320,678	$1,208,246,222	$409,826,041
NET ASSETS CONSIST OF:
Shares of beneficial interest	$50,196,324	$521,377,907	$114,168,819	$1,247,392,742	$382,709,371
Undistributed net investment income (loss)	29,111	114,986	(5,634)	3,544,038	364,261
Undistributed net realized gain (loss)	(26,903,127)	(349,474,586)	(79,742,189)	(180,962,986)	(26,826,802)
Net unrealized appreciation	3,702,146	16,188,977	5,899,682	138,272,428	53,579,211
Net Assets	$27,024,454	$188,207,284	$40,320,678	$1,208,246,222	$409,826,041
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	3,900,000	750,000	19,900,000	5,800,000
Net asset value	$27.02	$48.26	$53.76	$60.72	$70.66
Share price	$27.03	$48.24	$53.75	$60.71	$70.64
Unaffiliated investments, at cost	$23,402,435	$172,133,832	$34,496,375	$1,069,445,844	$356,380,448
Affiliated investments, at cost	$—	$—	$—	$540,864	$90,479
Total investments, at cost	$23,402,435	$172,133,832	$34,496,375	$1,069,986,708	$356,470,927
Foreign currencies, at cost	$—	$—	$—	$—	$18,954

See Notes to Financial Statements.

52

Statements of Operations

Year Ended April 30, 2011

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$413,000	$3,768,693	$280,176	$20,305,195	$4,020,182
Affiliated dividend income	—	—	—	7,208	—
Foreign withholding tax	—	—	—	(4,450)	(2,101)
Total Income	413,000	3,768,693	280,176	20,307,953	4,018,081
EXPENSES:
Advisory fees	139,660	950,434	186,228	2,453,188	960,772
Accounting & administration fees	68,240	68,240	68,240	205,782	82,804
Professional fees	32,146	41,676	32,309	73,537	49,387
Custodian & transfer agent fees	24,048	23,431	12,524	91,117	85,853
Sub-licensing	13,966	57,026	11,174	761,338	298,172
Trustees	5,891	10,800	6,073	28,602	14,551
Recapture (See Note 3)	—	—	—	1,377	—
Other expenses	19,020	70,460	22,550	124,120	41,410
Total Expenses	302,971	1,222,067	339,098	3,739,061	1,532,949
Less: Waivers	(121,412)	(80,701)	(115,449)	(439,944)	(240,876)
Net Expenses	181,559	1,141,366	223,649	3,299,117	1,292,073
Net Investment Income	231,441	2,627,327	56,527	17,008,836	2,726,008
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,158,477)	(15,314,769)	(3,309,176)	(20,082,654)	(5,431,230)
In-kind redemptions	6,204,397	47,063,906	9,776,592	26,244,109	51,565,595
Foreign currencies	—	—	—	—	(173)
Net realized gain	3,045,920	31,749,137	6,467,416	6,161,455	46,134,192
Net change in unrealized appreciation (depreciation) on:
Investments	110,912	(1,021,537)	62,498	140,652,771	22,724,251
Foreign currencies	—	—	—	—	1,568
Net change in unrealized appreciation (depreciation)	110,912	(1,021,537)	62,498	140,652,771	22,725,819
Net realized and unrealized gain	3,156,832	30,727,600	6,529,914	146,814,226	68,860,011
Net increase in net assets resulting from operations	$3,388,273	$33,354,927	$6,586,441	$163,823,062	$71,586,019

See Notes to Financial Statements.

53

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$231,441	$135,709	$2,627,327	$2,432,781	$56,527	$5,379
Net realized gain (loss)	3,045,920	7,474,762	31,749,137	65,647,496	6,467,416	9,501,282
Net increase from payment by affiliate (see Note 3)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	110,912	938,651	(1,021,537)	1,137,502	62,498	3,802,752
Net increase in net assets resulting from operations	3,388,273	8,549,122	33,354,927	69,217,779	6,586,441	13,309,413
Undistributed net investment income (loss) included in the price of units issued and redeemed	(14,028)	(5,701)	(12,104)	2,383	(13,179)	(11,386)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(213,106)	(149,699)	(2,885,329)	(2,569,156)	(84,849)	(61,560)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	50,752,466	34,234,568	336,045,030	440,326,158	42,792,852	45,391,077
Value of shares repurchased	(53,976,300)	(44,212,083)	(408,458,005)	(537,603,548)	(49,608,534)	(57,397,632)
Net income (loss) equalization	14,028	5,701	12,104	(2,383)	13,179	11,386
Net increase (decrease) in net assets resulting from shares transactions	(3,209,806)	(9,971,814)	(72,400,871)	(97,279,773)	(6,802,503)	(11,995,169)
Increase (Decrease) in Net Assets	(48,667)	(1,578,092)	(41,943,377)	(30,628,767)	(314,090)	1,241,298
NET ASSETS:
Beginning of year	27,073,121	28,651,213	230,150,661	260,779,428	40,634,768	39,393,470
End of year	$27,024,454	$27,073,121	$188,207,284	$230,150,661	$40,320,678	$40,634,768
Undistributed net investment income (loss) at end of year	$29,111	$8,384	$114,986	$221,358	$(5,634)	$(2,794)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,250,000	1,800,000	8,100,000	12,350,000	950,000	1,200,000
Shares repurchased	(2,450,000)	(2,300,000)	(9,900,000)	(14,950,000)	(1,100,000)	(1,500,000)
Shares outstanding, beginning of year	1,200,000	1,700,000	5,700,000	8,300,000	900,000	1,200,000
Shares outstanding, end of year	1,000,000	1,200,000	3,900,000	5,700,000	750,000	900,000

See Notes to Financial Statements.

54

	PowerShares FTSE RAFI US 1000 Portfolio		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income	$17,008,836	$7,089,225	$2,726,008	$1,123,580
Net realized gain (loss)	6,161,455	(34,026,720)	46,134,192	23,389,483
Net increase from payment by affiliate (see Note 3)	—	—	—	818,480
Net change in unrealized appreciation (depreciation)	140,652,771	239,935,703	22,725,819	60,075,407
Net increase in net assets resulting from operations	163,823,062	212,998,208	71,586,019	85,406,950
Undistributed net investment income (loss) included in the price of units issued and redeemed	2,192,781	107,266	161,384	266,740
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,549,503)	(7,652,691)	(2,570,205)	(1,105,854)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	487,427,763	230,021,021	213,860,921	211,958,906
Value of shares repurchased	(76,883,089)	(183,381,082)	(157,185,855)	(106,523,770)
Net income (loss) equalization	(2,192,781)	(107,266)	(161,384)	(266,740)
Net increase (decrease) in net assets resulting from shares transactions	408,351,893	46,532,673	56,513,682	105,168,396
Increase (Decrease) in Net Assets	559,818,233	251,985,456	125,690,880	189,736,232
NET ASSETS:
Beginning of year	648,427,989	396,442,533	284,135,161	94,398,929
End of year	$1,208,246,222	$648,427,989	$409,826,041	$284,135,161
Undistributed net investment income (loss) at end of year	$3,544,038	$1,058,714	$364,261	$200,492
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,000,000	4,700,000	3,500,000	4,050,000
Shares repurchased	(1,350,000)	(3,850,000)	(2,450,000)	(2,000,000)
Shares outstanding, beginning of year	12,250,000	11,400,000	4,750,000	2,700,000
Shares outstanding, end of year	19,900,000	12,250,000	5,800,000	4,750,000

55

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Year Ended April 30,					For the Period October 12, 2006* Through
	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.56	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.19	0.09		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	4.45	5.71		(8.24)	(2.87)	2.55
Total from investment operations	4.64	5.80		(8.10)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.18)	(0.09)		(0.13)	(0.20)	(0.05)
Return of capital	—	—		—	(0.01)	—
Total distributions	(0.18)	(0.09)		(0.13)	(0.21)	(0.05)
Net asset value at end of period	$27.02	$22.56		$16.85	$25.08	$28.02
Share price at end of period***	$27.03	$22.56		$16.84
NET ASSET VALUE TOTAL RETURN****	20.72%	34.54%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	20.76%	34.62%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,024	$27,073		$28,651	$62,700	$81,269
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%		0.65%	0.67%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.08%	0.98%		0.87%	0.72%	0.84%†
Net investment income, after (Waivers) and/or Recapture	0.83%	0.45%		0.70%	0.53%	1.04%†
Portfolio turnover rate ††	93%	98%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

PowerShares Dynamic Market Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$40.38	$31.42	$48.12	$53.32	$47.87
Net investment income**	0.57	0.33	0.50	0.37	0.42
Net realized and unrealized gain (loss) on investments	7.94	8.97	(16.72)	(5.09)	5.35
Total from investment operations	8.51	9.30	(16.22)	(4.72)	5.77
Distributions to shareholders from:
Net investment income	(0.63)	(0.34)	(0.48)	(0.48)	(0.32)
Net asset value at end of year	$48.26	$40.38	$31.42	$48.12	$53.32
Share price at end of year***	$48.24	$40.38	$31.41
NET ASSET VALUE TOTAL RETURN****	21.34%	29.75%	(33.86)%	(8.93)%	12.12%
SHARE PRICE TOTAL RETURN****	21.29%	29.80%	(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$188,207	$230,151	$260,779	$620,703	$973,105

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.60%	0.58%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.60%	0.60%	0.59%	0.62%
Net investment income, after (Waivers) and/or Recapture	1.38%	0.92%	1.28%	0.72%	0.87%
Portfolio turnover rate ††	107%	98%	113%	121%	114%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.01)	$(0.01)	$0.00 (a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

56

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$45.15	$32.83	$46.92	$55.03	$53.60
Net investment income (loss)*	0.07	0.01	0.03	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	8.65	12.36	(14.12)	(7.94)	1.50
Total from investment operations	8.72	12.37	(14.09)	(8.05)	1.43
Distributions to shareholders from:
Net investment income	(0.11)	(0.05)	—	—	—
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.11)	(0.05)	—	(0.06)	—
Net asset value at end of year	$53.76	$45.15	$32.83	$46.92	$55.03
Share price at end of year**	$53.75	$45.15	$32.83
NET ASSET VALUE TOTAL RETURN***	19.34%	37.73%	(30.03)%	(14.65)%	2.67%
SHARE PRICE TOTAL RETURN***	19.31%	37.73%	(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,321	$40,635	$39,393	$96,187	$159,599

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.60%	0.60%	0.59%	0.59%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.85%	0.74%	0.64%	0.69%
Net investment income (loss), after (Waivers) and/or Recapture	0.15%	0.01%	0.08%	(0.21)%	(0.15)%
Portfolio turnover rate †	75%	90%	77%	60%	107%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.02)	$(0.01)	$(0.02)	$(0.01)	$0.03

PowerShares FTSE RAFI US 1000 Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$52.93	$34.78	$55.15	$60.99	$52.44
Net investment income*	1.07	0.62	0.97	0.89	0.78
Net realized and unrealized gain (loss) on investments	7.63	18.21	(20.26)	(5.96)	8.38
Total from investment operations	8.70	18.83	(19.29)	(5.07)	9.16
Distributions to shareholders from:
Net investment income	(0.91)	(0.68)	(1.08)	(0.77)	(0.61)
Net asset value at end of year	$60.72	$52.93	$34.78	$55.15	$60.99
Share price at end of year**	$60.71	$52.96	$34.78
NET ASSET VALUE TOTAL RETURN***	16.72%	54.57%	(35.26)%	(8.42)%	17.60%
SHARE PRICE TOTAL RETURN***	16.63%	54.66%	(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$1,208,246	$648,428	$396,443	$876,964	$1,055,189

Ratio to average net assets of:

Expenses, after (Waivers) and/or Recapture	0.39%	0.39%	0.58%	0.67%	0.70%
Expenses, prior to (Waivers) and/or Recapture	0.44%	0.45%	0.60%	0.66%	0.71%
Net investment income, after (Waivers) and/or Recapture	2.01%	1.38%	2.34%	1.50%	1.40%
Portfolio turnover rate †	9%	24%	15%	12%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.14	$0.01	$(0.07)	$(0.04)	$0.33

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

57

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Year Ended April 30,					For the Period September 20, 2006* Through
	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$59.82	$34.96		$50.36	$57.12	$50.52
Net investment income**	0.50	0.32		0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	10.80	24.88		(15.42)	(6.81)	6.50
Total from investment operations	11.30	25.20		(14.96)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.46)	(0.34)		(0.44)	(0.45)	(0.17)
Net asset value at end of period	$70.66	$59.82		$34.96	$50.36	$57.12
Share price at end of period***	$70.64	$59.79		$34.90
NET ASSET VALUE TOTAL RETURN****	19.04%	72.38	%(a)	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	19.06%	72.59%		(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$409,826	$284,135		$94,399	$130,944	$85,680
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%	0.39%		0.58%	0.71%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.46%	0.51%		0.79%	0.76%	0.92	%†
Net investment income, after (Waivers) and/or Recapture	0.82%	0.67%		1.22%	0.92%	0.83	%†
Portfolio turnover rate ††	19%	16%		15%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.08		$0.00 (b)	$0.09	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount includes the effect of the Adviser pay-in for an economic loss of $0.17 per share. Had the pay-in not been made, the Net Asset Value Total Return would have been 71.89%.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

58

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio which is listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before the Fund's fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Dynamic Top 200 IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records them on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Each of the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio has agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. The FTSE RAFI US 1000 Portfolio's and the FTSE RAFI US 1500 Small-Mid Portfolio's Expense Cap is 0.39% of the Fund's average daily net assets per year, at least until August 31, 2012, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14
Dynamic MagniQuant Portfolio	$317,352	$96,659	$99,281	$121,412
FTSE RAFI US 1000 Portfolio	836,821	77,826	319,051	439,944
FTSE RAFI US 1500 Small-Mid Portfolio	671,653	228,798	201,979	240,876

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

Each Underlying Index name trademark is owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the fiscal year ended April 30, 2011.

FTSE RAFI US 1000 Portfolio

	Value 04/30/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/11	Dividend Income
Invesco Ltd.	$279,926	$387,666	$(4,500)	$44,270	$2,104	$709,466	$7,208

FTSE RAFI US 1500 Small-Mid Portfolio

	Value 04/30/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/11	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$102,113	$(11,432)	$2,368	$(202)	$92,847	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$409,731,958	$—	$17,741	$409,749,699
Money Market Fund	298,871	—	—	298,871
Total Investments	$410,030,829	$—	$17,741	$410,048,570

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic MagniQuant Portfolio	$213,106	$—	$149,699	$—
Dynamic Market Portfolio	2,885,329	—	2,569,156	—
Dynamic OTC Portfolio	84,849	—	61,560	—
FTSE RAFI US 1000 Portfolio	14,549,503	—	7,652,691	—
FTSE RAFI US 1500 Small-Mid Portfolio	2,570,205	—	1,105,854	—

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation on Investments	Net Unrealized Appreciation on Other Investments	Capital Loss Carryforward	Post-October Deferrals*	Shares of Beneficial Interest	Total Net Assets
Dynamic MagniQuant Portfolio	$34,147	$(5,036)	$3,699,446	$—	$(26,523,046)	$(377,381)	$50,196,324	$27,024,454
Dynamic Market Portfolio	130,164	(15,178)	16,186,177	—	(349,412,599)	(59,187)	521,377,907	188,207,284
Dynamic OTC Portfolio	—	(5,634)	5,899,163	—	(78,915,217)	(826,453)	114,168,819	40,320,678
FTSE RAFI US 1000 Portfolio	3,567,518	(23,480)	97,801,365	—	(134,372,307)	(6,119,616)	1,247,392,742	1,208,246,222
FTSE RAFI US 1500 Small-Mid Portfolio	794,373	(8,622)	46,451,839	1,568	(16,003,048)	(4,119,440)	382,709,371	409,826,041

* Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2012	2013	2014	2015	2016	2017	2018	2019	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$5,211,608	$10,595,808	$7,191,135	$3,524,495	$26,523,046
Dynamic Market Portfolio	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	104,214,879	15,480,574	349,412,599
Dynamic OTC Portfolio	651,452	5,297,385	5,449,844	21,767,708	11,353,752	15,764,010	14,947,690	3,683,376	78,915,217
FTSE RAFI US 1000 Portfolio	—	—	—	44,432	1,148,192	44,806,580	49,808,238	38,564,865	134,372,307
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	5,818	128,460	8,229,508	5,168,127	2,471,135	16,003,048

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

During the fiscal year ended April 30, 2011, the following capital loss carryforwards were expired:

Amount
Dynamic Market Portfolio	$225,469
Dynamic OTC Portfolio	252,044

Note 7. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$25,736,649	$25,673,178
Dynamic Market Portfolio	203,028,825	204,562,434
Dynamic OTC Portfolio	28,324,705	28,006,087
FTSE RAFI US 1000 Portfolio	82,167,342	79,315,928
FTSE RAFI US 1500 Small-Mid Portfolio	62,887,073	62,781,972

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$54,335,577	$57,597,474
Dynamic Market Portfolio	342,941,113	413,906,390
Dynamic OTC Portfolio	48,235,614	55,409,724
FTSE RAFI US 1000 Portfolio	485,763,270	75,591,145
FTSE RAFI US 1500 Small-Mid Portfolio	214,503,734	157,822,176

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

At April 30, 2011, the aggregate cost and the net unrealized appreciation of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$23,405,135	$3,699,446	$3,949,145	$(249,699)
Dynamic Market Portfolio	172,136,632	16,186,177	18,086,794	(1,900,617)
Dynamic OTC Portfolio	34,496,894	5,899,163	6,247,297	(348,134)
FTSE RAFI US 1000 Portfolio	1,110,457,771	97,801,365	143,514,820	(45,713,455)
FTSE RAFI US 1500 Small-Mid Portfolio	363,596,731	46,453,407	61,806,123	(15,352,716)

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity and expiring capital loss carryforwards, on April 30, 2011, amounts were reclassified between undistributed net investment income

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

(loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2011, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic MagniQuant Portfolio	$16,420	$(6,184,165)	$6,167,745
Dynamic Market Portfolio	163,734	(46,987,292)	46,823,558
Dynamic OTC Portfolio	38,661	(9,528,255)	9,489,594
FTSE RAFI US 1000 Portfolio	(2,166,790)	(20,633,659)	22,800,449
FTSE RAFI US 1500 Small-Mid Portfolio	(153,418)	(46,798,123)	46,951,541

Note 9. Trustees' Fees

The Fund compensates each Trustee who is not an 'interested person" as defined in the 1940 Act (an "Independent Trustee"). The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

68

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

69

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified Dividend Income*	Corporate Dividends Received Deduction*
Dynamic MagniQuant Portfolio	100%	100%
Dynamic Market Portfolio	100%	100%
Dynamic OTC Portfolio	100%	100%
FTSE RAFI US 1000 Portfolio	100%	100%
FTSE RAFI US 1500 Small-Mid Portfolio	100%	100%

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

70

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of April 30, 2011.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007- 2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

71

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

72

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

73

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consists of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

74

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

75

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

76

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional, (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

77

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are

78

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

79

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

80

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

81

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

82

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available on the Commission's website at www.sec.gov. The Funds' Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-2

2011 Annual Report to Shareholders

April 30, 2011

PowerShares Dynamic Banking Portfolio (PJB)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

PowerShares Dynamic Building & Construction Portfolio (PKB)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

PowerShares Dynamic Insurance Portfolio (PIC)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

PowerShares Dynamic Media Portfolio (PBS)

PowerShares Dynamic Networking Portfolio (PXQ)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

PowerShares Dynamic Retail Portfolio (PMR)

PowerShares Dynamic Semiconductors Portfolio (PSI)

PowerShares Dynamic Software Portfolio (PSJ)

The Market Environment	2

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	32

Fees and Expenses	34

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio (PJB)	36

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)	37

PowerShares Dynamic Building & Construction Portfolio (PKB)	38

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)	39

PowerShares Dynamic Food & Beverage Portfolio (PBJ)	40

PowerShares Dynamic Insurance Portfolio (PIC)	41

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)	42

PowerShares Dynamic Media Portfolio (PBS)	43

PowerShares Dynamic Networking Portfolio (PXQ)	44

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)	45

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)	46

PowerShares Dynamic Retail Portfolio (PMR)	47

PowerShares Dynamic Semiconductors Portfolio (PSI)	48

PowerShares Dynamic Software Portfolio (PSJ)	49

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	59

Notes to Financial Statements	66

Report of Independent Registered Public Accounting Firm	78

Tax Information	79

Trustees and Officers	80

Board Considerations Regarding Continuation of Investment Advisory Agreement	87

The Market Environment

For the fiscal year ended April 30, 2011, the market environment saw continued improvement. Global equities ended up 18.25% after declining the first two months of the period. Emerging markets led equities up during the fiscal year with the MSCI Emerging Markets Index returning 20.67%. Developed International and U.S. Equities followed closely behind emerging markets with the MSCI EAFE Index up 19.18% and the S&P 500® Index up 17.24%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping 33.11% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 5.37%.

2

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Manager's Analysis

PowerShares Dynamic Banking Portfolio (ticker: PJB)

The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Banking IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned (6.98)%. Over this same year, the Index returned (6.29)%, while the S&P SuperComposite Commercial Banks Index returned (8.25)%, the Dow Jones U.S. Total Markets Bank Index returned (9.01)% and the S&P 500® Index returned 17.24%. The Fund was deterred by negative performance of securities of companies in regional banks, diversified banks and thrifts & mortgage finance sub-industries. Fund performance was negative for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Commercial Banks-Eastern U.S.	27.3
Super-Regional Banks-U.S.	23.8
Commercial Banks-Central U.S.	20.1
Commercial Banks-Southern U.S.	10.8
S&L/Thrifts-Eastern U.S.	10.2
Diversified Banking Institution	5.0
Commercial Banks-Western U.S.	2.8
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	44.9
Mid-Cap Value	16.6
Large-Cap Value	14.4
Large-Cap Growth	14.3
Small-Cap Growth	5.5
Mid-Cap Growth	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
PNC Financial Services Group, Inc.	5.1
M&T Bank Corp.	5.1
JPMorgan Chase & Co.	5.0
U.S. Bancorp	4.8
SunTrust Banks, Inc.	4.7
Fifth Third Bancorp	4.6
Wells Fargo & Co.	4.6
Hudson City Bancorp, Inc.	4.3
Investors Bancorp, Inc.	3.1
Prosperity Bancshares, Inc.	3.1
Total	44.4

4

Manager's Analysis (Continued)

PowerShares Dynamic Banking Portfolio (ticker: PJB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)			As of April 30, 2011
	Avg Ann††		Fund Inception
	1 Year	3 Year	Avg Ann††	Cumulative
Index
Dynamic Banking IntellidexSM Index	-6.29%	-9.38%	-10.52%	-39.67%
S&P SuperComposite Commercial Banks Index	-8.25%	-9.75%	-12.09%	-44.61%
Dow Jones U.S. Total Markets Bank Index	-9.01%	-16.51%	-17.65%	-58.93%
S&P 500® Index	17.24%	1.74%	2.62%	12.56%
Fund
Net Asset Value ("NAV") Return	-6.98%	-10.37%	-11.44%	-42.44%
Share Price Return	-6.99%	-10.36%	-11.43%	-42.43%

Fund Inception: October 12, 2006

Performance quoted represents past performance. Past performance is not a guarantee of future results and curent performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.07%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.65%, while the Fund's gross total expense ratio was determined to be 1.17%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Commercial Banks Index, Dow Jones U.S. Total Markets Bank Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30, 64 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

5

Manager's Analysis

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Biotechnology & Genome IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 17.64%. Over this same year, the Index returned 18.55%, while the S&P SuperComposite Biotech Index returned 14.24% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in biotechnology, life sciences tools & services and pharmaceuticals sub-industries. The Fund suffered negative performance of securities of companies in health care equipment sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Biotechnology	64.0
Pharmaceuticals	20.5
Electronics	5.3
Healthcare-Products	5.2
Chemicals	5.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	49.5
Mid-Cap Growth	34.7
Large-Cap Value	11.3
Large-Cap Growth	4.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Biogen Idec, Inc.	6.5
Waters Corp.	5.3
Sigma-Aldrich Corp.	5.0
Amgen, Inc.	4.9
Life Technologies Corp.	4.6
Alexion Pharmaceuticals, Inc.	4.6
Illumina, Inc.	4.6
Gilead Sciences, Inc.	4.5
Ariad Pharmaceuticals, Inc.	3.5
Momenta Pharmaceuticals, Inc.	3.4
Total	46.9

6

Manager's Analysis (Continued)

PowerShares Dynamic Biotechnology & Genome Portfolio (ticker: PBE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Biotechnology & Genome IntellidexSM Index	18.55%	10.50%	6.70%	8.61%	62.13%
S&P SuperComposite Biotech Index	14.24%	4.93%	4.61%	6.68%	45.80%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	17.64%	9.37%	6.16%	8.14%	58.04%
Share Price Return	17.78%	9.41%	6.17%	8.15%	58.21%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.63%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.65%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Biotech Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 19 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

7

Manager's Analysis

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Building & Construction IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 7.49%. Over this same year, the Index returned 8.29%, while the S&P SuperComposite Construction & Engineering Index returned 13.74%, the S&P SuperComposite Homebuilders Index returned (15.14)% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in specialty stores, construction & engineering, and specialized REITs retail sub-industries. Fund performance was positive for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Engineering & Construction	28.8
Retail	13.0
Commercial Services	12.4
Building Materials	8.0
Miscellaneous Manufacturing	6.4
Textiles	4.9
Home Builders	4.9
Machinery-Diversified	4.8
REITs	4.6
Agriculture	3.6
Office Furnishings	3.0
Forest Products & Paper	2.9
Environmental Control	2.7
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Value	30.8
Small-Cap Growth	25.4
Mid-Cap Growth	21.6
Mid-Cap Value	12.4
Large-Cap Growth	9.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Lowe's Cos., Inc.	5.0
Mohawk Industries, Inc.	4.9
NVR, Inc.	4.9
Fluor Corp.	4.9
Home Depot, Inc. (The)	4.8
Jacobs Engineering Group, Inc.	4.8
Quanta Services, Inc.	4.7
Weyerhaeuser Co.	4.6
LSB Industries, Inc.	3.6
Tejon Ranch Co.	3.6
Total	45.8

8

Manager's Analysis (Continued)

PowerShares Dynamic Building & Construction Portfolio (ticker: PKB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Building & Construction IntellidexSM Index	8.29%	-3.84%	-2.88%	0.60%	3.37%
S&P SuperComposite Construction & Engineering Index	13.74%	-4.72%	5.55%	10.86%	76.33%
S&P SuperComposite Homebuilders Index	-15.14%	-7.57%	-18.48%	-17.68%	-65.71%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	7.49%	-4.55%	-3.71%	-0.28%	-1.52%
Share Price Return	7.34%	-4.57%	-3.73%	-0.32%	-1.73%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.91%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Construction & Engineering Index, S&P SuperComposite Homebuilders Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 19, 14 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

9

Manager's Analysis

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Energy Exploration & Production IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 50.80%. Over this same year, the Index returned 51.97%, while the S&P SuperComposite Oil & Gas Exploration & Production Index returned 27.63% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in oil & gas exploration & production, integrated oil & gas and oil & gas refining & marketing sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Oil Companies-Exploration & Production	40.4
Oil Companies-Integrated	30.4
Oil Refining & Marketing	16.0
Oil Components-Exploration & Production	7.8
Gas-Distribution	5.4
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	40.5
Small-Cap Value	30.2
Mid-Cap Value	13.5
Small-Cap Growth	8.0
Mid-Cap Growth	7.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Marathon Oil Corp.	5.4
Occidental Petroleum Corp.	5.4
Chevron Corp.	5.2
Murphy Oil Corp.	5.1
Exxon Mobil Corp.	5.0
ConocoPhillips	4.9
Hess Corp.	4.9
Valero Energy Corp.	4.8
Stone Energy Corp.	3.1
CVR Energy, Inc.	3.1
Total	46.9

10

Manager's Analysis (Continued)

PowerShares Dynamic Energy Exploration & Production Portfolio (ticker: PXE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Energy Exploration & Production IntellidexSM Index	51.97%	2.42%	9.34%	11.53%	82.42%
S&P SuperComposite Oil & Gas Exploration & Production Index	27.63%	-1.50%	11.16%	12.09%	87.31%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.82%
Fund
Net Asset Value ("NAV") Return	50.80%	1.75%	8.71%	10.87%	76.60%
Share Price Return	50.69%	1.76%	8.66%	10.83%	76.25%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.76%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.76%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Oil & Gas Exploration & Production Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 19 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

11

Manager's Analysis

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Food & Beverage IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 24.99%. Over this same year, the Index returned 25.88%, while the S&P SuperComposite Food Beverage & Tobacco Index returned 26.83% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in restaurant, packaged foods & meats, and soft drink sub-industries. Fund performance was positive for securities of companies within each sub-industry.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Retail-Restaurants	28.3
Food-Miscellaneous/Diversified	20.4
Beverages-Non-alcoholic	18.8
Food-Retail	8.3
Beverages-Wine/Spirits	5.5
Food-Meat Products	5.4
Vitamins & Nutrition Products	5.2
Alternative Waste Technologies	2.9
Brewery	2.6
Food-Wholesale/Distribution	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	30.3
Small-Cap Value	25.3
Mid-Cap Growth	13.6
Mid-Cap Value	13.5
Large-Cap Value	12.4
Small-Cap Growth	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Starbucks Corp.	5.2
Mead Johnson Nutrition Co.	5.2
PepsiCo, Inc.	5.1
Yum! Brands, Inc.	5.0
McDonald's Corp.	4.9
Coca-Cola Co. (The)	4.9
General Mills, Inc.	4.9
H.J. Heinz Co.	4.8
Coca-Cola Bottling Co. Consolidated	3.2
Sonic Corp.	3.2
Total	46.4

12

Manager's Analysis (Continued)

PowerShares Dynamic Food & Beverage Portfolio (ticker: PBJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Food & Beverage IntellidexSM Index	25.88%	7.99%	7.97%	7.38%	51.72%
S&P SuperComposite Food Beverage & Tobacco Index	26.83%	11.65%	12.28%	12.11%	94.76%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	24.99%	7.23%	7.26%	6.67%	45.93%
Share Price Return	25.23%	7.34%	7.32%	6.72%	46.29%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.71%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Food Beverage & Tobacco Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 48 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

13

Manager's Analysis

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Insurance IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 13.38%. Over this same year, the Index returned 14.10%, while the S&P SuperComposite Insurance Index returned 11.67% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in property & casualty insurance, life & health insurance and multi-line insurance sub-industries. Fund performance was positive for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Property/Casualty Insurance	42.6
Life/Health Insurance	22.8
Multi-line Insurance	13.4
Insurance Brokers	13.0
Reinsurance	8.2
Money Market Fund	0.8
Liabilities in excess of other assets	(0.8)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	31.0
Small-Cap Value	29.4
Mid-Cap Value	27.1
Mid-Cap Growth	5.4
Large-Cap Growth	4.8
Small-Cap Growth	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Chubb Corp. (The)	5.4
Progressive Corp. (The)	5.4
Travelers Cos., Inc. (The)	5.3
Loews Corp.	5.1
Unum Group	5.0
Aon Corp.	4.9
Prudential Financial, Inc.	4.9
Aflac, Inc.	4.8
Reinsurance Group of America, Inc.	2.9
Horace Mann Educators Corp.	2.9
Total	46.6

14

Manager's Analysis (Continued)

PowerShares Dynamic Insurance Portfolio (ticker: PIC)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Insurance IntellidexSM Index	14.10%	4.36%	1.92%	4.01%	24.16%
S&P SuperComposite Insurance Index	11.67%	-10.59%	-8.28%	-6.67%	-31.57%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	13.38%	3.61%	1.29%	3.36%	19.98%
Share Price Return	13.31%	3.63%	1.28%	3.36%	19.98%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.23%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 1.36%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Insurance Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 56 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

15

Manager's Analysis

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Leisure and Entertainment IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 18.03%. Over this same year, the Index returned 18.84%, while the S&P SuperComposite Hotels, Restaurants & Leisure Index returned 16.92% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in restaurants, casinos & gaming, and broadcasting sub-industries. The Fund suffered from negative performance of securities of companies in data processing & outsourced services, leisure facilities, and internet software & services sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Retail	52.3
Media	12.9
Entertainment	11.2
Lodging	11.0
Leisure Time	6.8
Internet	5.8
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	35.5
Small-Cap Value	29.5
Small-Cap Growth	18.7
Mid-Cap Value	10.7
Mid-Cap Growth	5.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
priceline.com, Inc.	5.8
Starbucks Corp.	5.4
Yum! Brands, Inc.	5.2
CBS Corp.	5.2
McDonald's Corp.	5.1
Las Vegas Sands Corp.	4.9
Walt Disney Co. (The)	4.8
Carnival Corp.	4.3
Sonic Corp.	3.3
Ameristar Casinos, Inc.	3.2
Total	47.2

16

Manager's Analysis (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio (ticker: PEJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Leisure and Entertainment IntellidexSM Index	18.84%	10.24%	5.23%	6.34%	43.30%
S&P SuperComposite Hotels, Restaurants & Leisure Index	16.92%	10.97%	8.17%	9.48%	69.61%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	18.03%	9.34%	4.77%	5.84%	39.36%
Share Price Return	17.89%	9.32%	4.76%	5.84%	39.39%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.06%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.78%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Hotels, Restaurants & Leisure Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 56 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

17

Manager's Analysis

PowerShares Dynamic Media Portfolio (ticker: PBS)

The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Media IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 14.68%. Over this same year, the Index returned 15.60%, while the S&P SuperComposite Media Index returned 24.74% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in movies & entertainment, cable & satellite, and internet software & services sub-industries. The Fund suffered from negative performance of securities of companies in catalog retail and publishing sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Multimedia	22.5
Cable/Satellite TV	15.4
Television	10.3
Broadcast Services/Program	8.6
Publishing-Books	5.1
Publishing-Newspapers	5.1
Advertising Agencies	5.0
Web Portals/ISP	4.3
Internet Content-Information/News	4.1
E-Commerce/Services	3.5
Commercial Services	3.2
E-Marketing/Information	2.9
Computer Services	2.8
Professional Sports	2.6
Advertising Sales	2.6
Direct Marketing	2.0
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	24.0
Small-Cap Growth	18.9
Mid-Cap Growth	16.3
Large-Cap Value	15.6
Mid-Cap Value	13.5
Small-Cap Value	11.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Time Warner Cable, Inc.	5.3
CBS Corp.	5.2
DIRECTV	5.1
Comcast Corp.	5.0
News Corp.	4.9
Walt Disney Co. (The)	4.8
Time Warner, Inc.	4.8
Google, Inc.	4.3
LoopNet, Inc.	4.1
Ancestry.com, Inc.	3.5
Total	47.0

18

Manager's Analysis (Continued)

PowerShares Dynamic Media Portfolio (ticker: PBS)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Media IntellidexSM Index	15.60%	6.68%	2.74%	1.91%	11.71%
S&P SuperComposite Media Index	24.74%	9.08%	4.98%	4.68%	30.55%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	14.68%	5.63%	2.30%	1.41%	8.52%
Share Price Return	14.51%	5.58%	2.30%	1.41%	8.52%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.77%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.69%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Media Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 26 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

19

Manager's Analysis

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Networking IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 39.08%. Over this same year, the Index returned 40.03%, while the S&P SuperComposite Communications Equipment Index returned (0.47)% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in communications equipment, systems software and application software sub-industries. The Fund suffered from negative performance of securities of companies in semiconductors and electronic manufacturing services sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Telecommunications	39.7
Software	17.5
Internet	13.6
Computers	10.8
Semiconductors	8.3
Electrical Components & Equipment	5.4
Electronics	4.8
Money Market Fund	0.0
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	43.6
Large-Cap Growth	20.3
Mid-Cap Growth	19.3
Small-Cap Value	8.4
Large-Cap Value	5.6
Mid-Cap Value	2.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Motorola Solutions, Inc.	5.9
Citrix Systems, Inc.	5.8
VMware, Inc.	5.5
Symantec Corp.	5.3
Amphenol Corp.	4.8
QUALCOMM, Inc.	4.7
Cisco Systems, Inc.	4.6
Juniper Networks, Inc.	4.3
NETGEAR, Inc.	3.5
OPNET Technologies, Inc.	3.3
Total	47.7

20

Manager's Analysis (Continued)

PowerShares Dynamic Networking Portfolio (ticker: PXQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Networking IntellidexSM Index	40.03%	23.18%	11.81%	12.88%	103.19%
S&P SuperComposite Communications Equipment Index	-0.47%	-0.98%	-1.50%	2.80%	17.46%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	39.08%	22.27%	11.02%	12.18%	95.98%
Share Price Return	38.89%	22.29%	11.06%	12.18%	95.98%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.95%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Communications Equipment Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

21

Manager's Analysis

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Oil & Gas Services IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 46.84%. Over this same year, the Index returned 47.96%, while the S&P SuperComposite Energy Equipment & Services Index returned 42.84% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in oil & gas equipment & services and oil & gas drilling, and construction & engineering sub-industries. Fund performance was positive for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Oil-Field Services	42.5
Oil Field Machinery & Equipment	21.6
Oil & Gas Drilling	20.8
Engineering/R&D Services	5.1
Seismic Data Collection	4.9
Transportation-Marine	2.5
Transportation-Services	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.0)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	25.4
Large-Cap Growth	23.5
Mid-Cap Growth	17.4
Mid-Cap Value	15.7
Small-Cap Value	13.5
Large-Cap Value	4.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Baker Hughes, Inc.	5.1
Nabors Industries Ltd.	5.1
Halliburton Co.	5.1
FMC Technologies, Inc.	4.7
Diamond Offshore Drilling, Inc.	4.6
Schlumberger Ltd.	4.5
National Oilwell Varco, Inc.	4.5
Cameron International Corp.	4.1
Basic Energy Services, Inc.	4.1
RPC, Inc.	3.7
Total	45.5

22

Manager's Analysis (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio (ticker: PXJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Oil & Gas Services IntellidexSM Index	47.96%	-2.25%	5.07%	9.82%	67.53%
S&P SuperComposite Energy Equipment & Services Index	42.84%	-0.57%	6.24%	11.71%	83.86%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	46.84%	-2.96%	4.52%	9.22%	62.58%
Share Price Return	46.93%	-2.93%	4.48%	9.22%	62.57%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.63%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Energy Equipment & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

23

Manager's Analysis

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Pharmaceuticals IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 34.55%. Over this same year, the Index returned 35.46%, while the S&P SuperComposite Pharmaceuticals Index returned 14.73% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in personal products and biotechnology sub-industries. Fund performance was positive for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Medical-Drugs	49.8
Medical-Biomedical/Genetics	17.4
Medical-Generic Drugs	13.9
Medical Products	10.0
Therapeutics	3.9
Consumer Products-Miscellaneous	2.5
Drug Delivery Systems	2.5
Money Market Fund	0.1
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Value	32.5
Small-Cap Growth	25.5
Large-Cap Growth	17.0
Mid-Cap Value	11.2
Mid-Cap Growth	8.0
Small-Cap Value	5.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Merck & Co., Inc.	4.9
Pfizer, Inc.	4.9
Bristol-Myers Squibb Co.	4.8
Johnson & Johnson	4.8
Abbott Laboratories	4.8
Amgen, Inc.	4.8
Eli Lilly & Co.	4.8
Gilead Sciences, Inc.	4.4
Questcor Pharmaceuticals, Inc.	3.9
Biogen Idec, Inc.	3.4
Total	45.5

24

Manager's Analysis (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio (ticker: PJP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Pharmaceuticals IntellidexSM Index	35.46%	16.93%	11.17%	11.61%	90.15%
S&P SuperComposite Pharmaceuticals Index	14.73%	7.20%	5.01%	4.01%	25.77%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	34.55%	16.09%	10.42%	10.92%	83.38%
Share Price Return	34.73%	16.14%	10.42%	10.95%	83.65%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.74%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.76%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Pharmaceuticals Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 19 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

25

Manager's Analysis

PowerShares Dynamic Retail Portfolio (ticker: PMR)

The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Retail IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 18.35%. Over this same year, the Index returned 19.07%, while the S&P SuperComposite Retailing Index returned 16.94% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in apparel retail, automotive retail, and hypermarkets & super centers sub-industries. The Fund suffered negative performance of securities of companies in computer & electronics retail and home improvement retail sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Retail-Apparel/Shoe	29.9
Retail-Major Department Store	9.7
E-Commerce/Services	7.4
Retail-Discount	7.2
Food-Retail	5.5
Retail-Bedding	5.4
Retail-Auto Parts	5.1
Retail-Drug Store	4.7
Retail-Home Furnishings	3.1
Retail-Gardening Products	3.0
Retail-Mail Order	3.0
Retail-Miscellaneous/Diversified	2.9
Retail-Regional Department Store	2.9
Retail-Sporting Goods	2.8
Distribution/Wholesale	2.6
Property/Casualty Insurance	2.5
Rental Auto/Equipment	2.3
Money Market Fund	0.5
Liabilities in excess of other assets	(0.5)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Large-Cap Growth	24.1
Small-Cap Value	22.1
Mid-Cap Growth	21.3
Small-Cap Growth	16.9
Mid-Cap Value	10.9
Large-Cap Value	4.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Limited Brands, Inc.	5.8
Bed Bath & Beyond, Inc.	5.4
TJX Cos., Inc. (The)	4.9
Nordstrom, Inc.	4.8
eBay, Inc.	4.7
Gap, Inc. (The)	4.7
Walgreen Co.	4.7
Target Corp.	4.3
Ann, Inc.	3.3
Pier 1 Imports, Inc.	3.1
Total	45.7

26

Manager's Analysis (Continued)

PowerShares Dynamic Retail Portfolio (ticker: PMR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Retail IntellidexSM Index	19.07%	12.53%	4.94%	8.19%	54.32%
S&P SuperComposite Retailing Index	16.94%	13.08%	4.48%	5.79%	36.30%
S&P 500® Index	17.24%	1.74%	2.95%	4.41%	26.81%
Fund
Net Asset Value ("NAV") Return	18.35%	11.80%	4.32%	7.57%	49.47%
Share Price Return	18.39%	11.83%	4.35%	7.57%	49.50%

Fund Inception: October 26, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.89%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 1.63%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Retailing Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 92 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

27

Manager's Analysis

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Semiconductors IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 27.57%. Over this same year, the Index returned 28.45%, while the S&P SuperComposite Semiconductor Index returned 19.17% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in semiconductor equipment and electronic components sub-industries. Fund performance was positive for securities of companies within each sub-industry in which it was invested.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Electronic Components-Semiconductors	34.8
Semiconductor Equipment	27.2
Semiconductor Components-Integrated Circuits	20.4
Wireless Equipment	9.6
Electronic Components-Miscellaneous	2.9
Instruments-Scientific	2.6
Computers-Memory Devices	2.5
Money Market Fund	0.2
Liabilities in excess of other assets	(0.2)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Mid-Cap Growth	31.5
Small-Cap Growth	22.6
Small-Cap Value	18.7
Large-Cap Growth	14.8
Mid-Cap Value	7.5
Large-Cap Value	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Altera Corp.	5.6
Intel Corp.	5.2
Linear Technology Corp.	4.9
Texas Instruments, Inc.	4.9
Maxim Integrated Products, Inc.	4.9
Applied Materials, Inc.	4.8
QUALCOMM, Inc.	4.7
KLA-Tencor Corp.	4.4
National Semiconductor Corp.	4.2
CEVA, Inc.	3.5
Total	47.1

28

Manager's Analysis (Continued)

PowerShares Dynamic Semiconductors Portfolio (ticker: PSI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Semiconductors IntellidexSM Index	28.45%	4.85%	-1.12%	4.37%	28.42%
S&P SuperComposite Semiconductor Index	19.17%	8.37%	2.78%	3.33%	21.07%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	27.57%	4.09%	-1.82%	3.64%	23.27%
Share Price Return	27.64%	4.11%	-1.81%	3.64%	23.26%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.90%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.97%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Semiconductor Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 23 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

29

Manager's Analysis

PowerShares Dynamic Software Portfolio (ticker: PSJ)

The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Dynamic Software IntellidexSM Index (the "Index").

For the fiscal year ended April 30, 2011, the Fund returned 21.87%. Over this same year, the Index returned 22.66%, while the S&P SuperComposite Software & Services Index returned 16.96% and the S&P 500® Index returned 17.24%. The Fund benefited from positive performance of securities of companies in applications software, systems software, and semiconductor equipment sub-industries. The Fund suffered negative performance of securities of companies in home entertainment software, electronic components, and health care technology sub-industries.

Industry Breakdown (% of the Fund's

Net Assets) as of April 30, 2011

Applications Software	23.1
Enterprise Software/Services	21.1
Electronic Design Automation	8.0
Computer Aided Design	7.7
Computers-Integrated Systems	5.7
Transactional Software	5.6
Internet Security	5.2
Data Processing/Management	4.7
Internet Infrastructure Software	3.2
Semiconductor Equipment	3.0
Decision Support Software	2.8
Computer Graphics	2.6
Medical Information Systems	2.6
Computer Services	2.5
Commercial Services-Finance	2.3
Money Market Fund	0.0
Liabilities in excess of other assets	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of April 30, 2011

Small-Cap Growth	39.0
Mid-Cap Growth	28.4
Large-Cap Growth	14.7
Small-Cap Value	7.8
Large-Cap Value	5.2
Mid-Cap Value	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of April 30, 2011

Security
Red Hat, Inc.	5.5
Oracle Corp.	5.2
Symantec Corp.	5.2
Autodesk, Inc.	5.1
BMC Software, Inc.	4.9
CA, Inc.	4.8
Microsoft Corp.	4.7
Fiserv, Inc.	4.7
OPNET Technologies, Inc.	3.3
TIBCO Software, Inc.	3.2
Total	46.6

30

Manager's Analysis (Continued)

PowerShares Dynamic Software Portfolio (ticker: PSJ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)				As of April 30, 2011
	Avg Ann††			Fund Inception
	1 Year	3 Year	5 Year	Avg Ann††	Cumulative
Index
Dynamic Software IntellidexSM Index	22.66%	16.94%	8.92%	11.56%	89.72%
S&P SuperComposite Software & Services Index	16.96%	6.21%	6.15%	6.48%	44.21%
S&P 500® Index	17.24%	1.74%	2.95%	4.49%	29.19%
Fund
Net Asset Value ("NAV") Return	21.87%	16.15%	8.30%	10.92%	83.38%
Share Price Return	21.86%	16.14%	8.28%	10.91%	83.32%

Fund Inception: June 23, 2005

Performance quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 31, 2012. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.75%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.63%, while the Fund's gross total expense ratio was determined to be 0.77%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P SuperComposite Software & Services Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 17 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

31

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2011

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	1145	418	40	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	1474	548	43	4	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	1387	469	44	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	1387	587	23	6	1	1	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	1474	616	32	8	3	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	1387	574	29	16	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/05	1474	577	30	14	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	1474	571	33	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	1474	636	32	10	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	1387	530	52	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	1474	650	18	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	1387	541	30	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	1474	581	34	7	2	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	1474	690	28	12	5	2	0

32

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	621	40	5	0	1	0
PBE	820	47	10	1	0	0
PKB	814	34	6	0	1	0
PXE	725	33	7	1	1	1
PBJ	792	23	0	0	0	0
PIC	729	26	3	4	1	0
PEJ	833	17	2	0	0	1
PBS	825	35	3	0	0	0
PXQ	772	23	1	0	0	0
PXJ	758	23	5	1	1	0
PJP	776	17	2	0	0	0
PMR	768	37	2	0	0	0
PSI	824	17	2	2	0	1
PSJ	725	8	3	0	1	0

33

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2011.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commission. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$1,107.00	0.65%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,158.16	0.63%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,242.74	0.63%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

34

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,440.83	0.63%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,151.91	0.63%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,108.10	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Leisure and
Entertainment Portfolio
Actual	$1,000.00	$1,120.08	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,202.52	0.63%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,229.82	0.63%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Oil & Gas Services
Portfolio
Actual	$1,000.00	$1,446.78	0.63%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Pharmaceuticals
Portfolio
Actual	$1,000.00	$1,166.45	0.63%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$1,232.87	0.63%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$1,260.31	0.63%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,155.66	0.63%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	0.63%	$3.16

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2011. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year differ from expense ratios based on annualized data in the Financial Highlights.

35

Schedule of Investments

PowerShares Dynamic Banking Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Banks - Central U.S.—20.1%
10,864	BOK Financial Corp.	$584,266
13,971	Commerce Bancshares, Inc.	594,606
9,429	Cullen/Frost Bankers, Inc.	558,574
29,432	International Bancshares Corp.	518,592
13,578	Prosperity Bancshares, Inc.	622,551
22,460	Texas Capital Bancshares, Inc.*	579,468
13,932	UMB Financial Corp.	586,676
		4,044,733
	Commercial Banks - Eastern U.S.—27.3%
73,165	CapitalSource, Inc.	488,742
22,269	Community Bank System, Inc.	557,170
55,284	F.N.B. Corp.	605,360
20,856	Independent Bank Corp.	611,289
11,569	M&T Bank Corp.	1,022,353
25,094	NBT Bancorp, Inc.	567,124
25,037	S&T Bancorp, Inc.	511,005
13,763	Tompkins Financial Corp.	560,705
94,345	TrustCo Bank Corp. NY	566,070
		5,489,818
	Commercial Banks - Southern U.S.—10.8%
16,286	City Holding Co.	555,353
2,772	First Citizens BancShares, Inc., Class A	554,428
19,619	United Bankshares, Inc.	513,233
26,984	WesBanco, Inc.	547,775
		2,170,789
	Commercial Banks - Western U.S.—2.8%
11,680	Bank of Hawaii Corp.	569,867
	Diversified Banking Institution—5.0%
21,948	JPMorgan Chase & Co.	1,001,487
	S&L/Thrifts - Eastern U.S.—10.2%
39,804	Astoria Financial Corp.	575,964
90,030	Hudson City Bancorp, Inc.	857,986
41,674	Investors Bancorp, Inc.*	626,777
		2,060,727
	Super - Regional Banks - U.S.—23.8%
70,174	Fifth Third Bancorp	931,209
16,557	PNC Financial Services Group, Inc.	1,032,164
33,243	SunTrust Banks, Inc.	937,120
37,229	U.S. Bancorp	961,253
31,693	Wells Fargo & Co.	922,583
		4,784,329
	Total Common Stocks (Cost $20,476,819)	20,121,750

Number of Shares		Value
	Money Market Fund—0.5%
106,189	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $106,189)	$106,189
	Total Investments (Cost $20,583,008)—100.5%	20,227,939
	Liabilities in excess of other assets—(0.5%)	(107,939)
	Net Assets—100.0%	$20,120,000

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—64.0%
102,969	Alexion Pharmaceuticals, Inc.*	$9,976,666
187,020	Amgen, Inc.*	10,632,087
876,812	Ariad Pharmaceuticals, Inc.*	7,496,743
144,196	Biogen Idec, Inc.*	14,037,481
250,990	Emergent Biosolutions, Inc.*	5,825,478
497,761	Enzon Pharmaceuticals, Inc.*	5,714,296
1,096,919	Geron Corp.*	5,265,211
250,473	Gilead Sciences, Inc.*	9,728,371
140,545	Illumina, Inc.*	9,975,884
383,251	Incyte Corp.*	7,082,478
142,618	InterMune, Inc.*	6,366,468
182,686	Life Technologies Corp.*	10,084,267
935,267	Micromet, Inc.*	6,322,405
386,024	Momenta Pharmaceuticals, Inc.*	7,284,273
288,630	Myriad Genetics, Inc.*	6,188,227
1,096,919	PDL BioPharma, Inc.	7,042,220
698,690	Protalix BioTherapeutics, Inc.*	4,869,869
78,408	United Therapeutics Corp.*	5,250,200
		139,142,624
	Chemicals—5.0%
155,407	Sigma-Aldrich Corp.	10,968,626
	Electronics—5.3%
118,554	Waters Corp.*	11,618,292
	Healthcare - Products—5.2%
283,263	Bruker Corp.*	5,591,612
74,486	Techne Corp.	5,788,307
		11,379,919
	Pharmaceuticals—20.5%
378,087	Alkermes, Inc.*	5,452,014
587,116	Isis Pharmaceuticals, Inc.*	5,507,148
141,818	Neogen Corp.*	5,942,174
152,488	Onyx Pharmaceuticals, Inc.*	5,728,974
1,184,668	Opko Health, Inc.*	4,714,979
198,477	Targacept, Inc.*	4,799,174
233,407	Theravance, Inc.*	6,477,044
304,109	ViroPharma, Inc.*	5,866,263
		44,487,770
	Total Common Stocks (Cost $174,560,971)	217,597,231

Number of Shares		Value
	Money Market Fund—0.1%
169,217	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $169,217)	$169,217
	Total Investments (Cost $174,730,188)—100.1%	217,766,448
	Liabilities in excess of other assets—(0.1%)	(213,281)
	Net Assets—100.0%	$217,553,167

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Agriculture—3.6%
40,415	Tejon Ranch Co.*	$1,440,391
	Building Materials—8.0%
34,558	AAON, Inc.	1,135,230
24,074	Armstrong World Industries, Inc.	1,077,312
82,496	Comfort Systems USA, Inc.	1,007,276
		3,219,818
	Commercial Services—12.4%
139,680	Great Lakes Dredge & Dock Corp.	1,040,616
37,728	McGrath Rentcorp	1,071,098
86,891	Quanta Services, Inc.*	1,883,797
40,315	Team, Inc.*	1,005,859
		5,001,370
	Engineering & Construction—28.8%
63,423	Dycom Industries, Inc.*	942,466
34,129	EMCOR Group, Inc.*	1,056,975
27,996	Fluor Corp.	1,958,040
38,977	Jacobs Engineering Group, Inc.*	1,933,649
31,867	Layne Christensen Co. *	948,362
59,061	MasTec, Inc.*	1,339,503
46,852	MYR Group, Inc.*	1,168,020
45,069	Tutor Perini Corp.*	1,201,540
22,709	URS Corp.*	1,016,228
		11,564,783
	Environmental Control—2.7%
45,439	Tetra Tech, Inc.*	1,073,269
	Forest Products & Paper—2.9%
17,355	Deltic Timber Corp.	1,176,669
	Home Builders—4.9%
2,655	NVR, Inc.*	1,962,921
	Machinery - Diversified—4.8%
22,322	Cascade Corp.	1,022,348
8,637	NACCO Industries, Inc., Class A	908,871
		1,931,219
	Miscellaneous Manufacturing—6.4%
26,065	A.O. Smith Corp.	1,146,078
35,784	LSB Industries, Inc.*	1,443,885
		2,589,963
	Office Furnishings—3.0%
63,846	Interface, Inc., Class A	1,190,089
	REITs—4.6%
79,998	Weyerhaeuser Co.	1,840,754

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail—13.0%
52,214	Home Depot, Inc. (The)	$1,939,228
76,613	Lowe's Cos., Inc.	2,011,091
20,362	Tractor Supply Co.	1,259,797
		5,210,116
	Textiles—4.9%
33,125	Mohawk Industries, Inc.*	1,988,825
	Total Common Stocks and Other Equity Interests (Cost $33,456,826)	40,190,187
	Money Market Fund—0.2%
81,852	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $81,852)	81,852
	Total Investments (Cost $33,538,678)—100.2%	40,272,039
	Liabilities in excess of other assets—(0.2%)	(67,850)
	Net Assets—100.0%	$40,204,189

Investment Abbreviations:

REIT Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas - Distribution—5.4%
51,380	Energen Corp.	$3,340,214
177,049	Questar Corp.	3,110,751
		6,450,965
	Oil Companies - Exploration & Production—40.4%
61,042	Berry Petroleum Co., Class A	3,243,161
140,576	BreitBurn Energy Partners LP	3,122,193
30,867	Clayton Williams Energy, Inc.*	2,795,624
28,529	Concho Resources, Inc.*	3,048,324
51,009	Contango Oil & Gas Co.*	3,158,477
191,211	Energy Partners Ltd.*	3,481,952
106,565	Gulfport Energy Corp.*	3,627,473
55,695	Occidental Petroleum Corp.	6,365,382
358,764	PetroQuest Energy, Inc.*	3,142,773
199,874	Quicksilver Resources, Inc.*	2,968,129
105,452	Stone Energy Corp.*	3,728,783
394,954	VAALCO Energy, Inc.*	2,752,829
123,358	W&T Offshore, Inc.	3,307,228
47,877	Whiting Petroleum Corp.*	3,327,451
		48,069,779
	Oil Companies - Integrated—30.4%
56,240	Chevron Corp.	6,154,906
74,302	ConocoPhillips	5,864,657
67,284	Exxon Mobil Corp.	5,920,992
67,711	Hess Corp.	5,820,437
118,099	Marathon Oil Corp.	6,382,070
78,155	Murphy Oil Corp.	6,055,449
		36,198,511
	Oil Components - Exploration & Production—7.8%
99,841	Georesources, Inc.*	2,897,386
81,991	Plains Exploration & Production Co.*	3,118,938
43,455	SM Energy Co.	3,296,496
		9,312,820
	Oil Refining & Marketing—16.0%
166,417	CVR Energy, Inc.*	3,699,451
54,169	Holly Corp.	3,136,385
74,255	Sunoco, Inc.	3,167,718
201,050	Valero Energy Corp.	5,689,715
194,054	Western Refining, Inc.*	3,291,156
		18,984,425
	Total Common Stocks and Other Equity Interests (Cost $94,971,726)	119,016,500

Number of Shares		Value
	Money Market Fund—0.1%
94,862	Goldman Sachs Financial Square Prime
	Obligations Institutional Share Class
	(Cost $94,862)	$94,862
	Total Investments (Cost $95,066,588)—100.1%	119,111,362
	Liabilities in excess of other assets—(0.1%)	(135,896)
	Net Assets—100.0%	$118,975,466

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

39

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—99.9%
	Alternative Waste Technologies—2.9%
166,139	Darling International, Inc.*	$2,686,468
	Beverages - Non-alcoholic—18.8%
42,132	Coca-Cola Bottling Co. Consolidated	2,968,199
66,874	Coca-Cola Co. (The)	4,511,320
64,397	Dr Pepper Snapple Group, Inc.	2,524,362
39,759	Hansen Natural Corp.*	2,630,058
67,620	PepsiCo, Inc.	4,658,342
		17,292,281
	Beverages - Wine/Spirits—5.5%
34,122	Brown-Forman Corp., Class B	2,452,007
115,333	Constellation Brands, Inc., Class A*	2,582,306
		5,034,313
	Brewery—2.6%
25,645	Boston Beer Co., Inc., Class A*	2,417,298
	Food - Meat Products—5.4%
86,406	Hormel Foods Corp.	2,541,200
102,444	Smithfield Foods, Inc.*	2,413,581
		4,954,781
	Food - Miscellaneous/Diversified—20.4%
101,996	ConAgra Foods, Inc.	2,493,802
115,799	General Mills, Inc.	4,467,526
86,019	H.J. Heinz Co.	4,406,753
40,768	Lancaster Colony Corp.	2,491,333
49,551	McCormick & Co., Inc.	2,433,945
1,029	Seaboard Corp.	2,456,223
		18,749,582
	Food - Retail—8.3%
63,607	Ruddick Corp.	2,640,963
59,739	Weis Markets, Inc.	2,465,428
40,533	Whole Foods Market, Inc.	2,543,851
		7,650,242
	Food - Wholesale/Distribution—2.5%
84,751	Fresh Del Monte Produce, Inc.	2,297,600
	Retail - Restaurants—28.3%
105,954	Jack in the Box, Inc.*	2,187,950
368,850	Krispy Kreme Doughnuts, Inc.*	2,069,249
57,778	McDonald's Corp.	4,524,595
20,165	Panera Bread Co., Class A*	2,442,183
80,895	Papa John's International, Inc.*	2,431,704
262,701	Sonic Corp.*	2,947,505
132,330	Starbucks Corp.	4,789,023
85,997	Yum! Brands, Inc.	4,612,879
		26,005,088

Number of Shares		Value
	Common Stocks (Continued)
	Vitamins & Nutrition Products—5.2%
70,855	Mead Johnson Nutrition Co.	$4,738,782
	Total Common Stocks (Cost $82,169,894)	91,826,435
	Money Market Fund—0.1%
88,200	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $88,200)	88,200
	Total Investments (Cost $82,258,094)—100.0%	91,914,635
	Liabilities in excess of other assets—(0.0%)	(33,474)
	Net Assets—100.0%	$91,881,161

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

40

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Insurance Brokers—13.0%
8,948	Aon Corp.	$466,817
8,235	Arthur J. Gallagher & Co.	245,238
9,770	Brown & Brown, Inc.	252,555
3,700	Erie Indemnity Co., Class A	267,991
		1,232,601
	Life/Health Insurance—22.8%
8,120	Aflac, Inc.	456,263
8,293	FBL Financial Group, Inc., Class A	252,937
9,088	Protective Life Corp.	244,558
7,267	Prudential Financial, Inc.	460,873
3,980	Torchmark Corp.	266,342
17,694	Unum Group	468,537
		2,149,510
	Multi-line Insurance—13.4%
7,454	American Financial Group, Inc.	266,630
15,096	Horace Mann Educators Corp.	269,916
10,968	Loews Corp.	485,444
12,503	United Fire & Casualty Co.	247,559
		1,269,549
	Property/Casualty Insurance—42.6%
13,322	AmTrust Financial Services, Inc.	257,115
7,829	Chubb Corp. (The)	510,372
7,112	Harleysville Group, Inc.	228,153
8,185	HCC Insurance Holdings, Inc.	266,340
4,178	Infinity Property & Casualty Corp.	246,920
622	Markel Corp.*	259,548
24,969	Meadowbrook Insurance Group, Inc.	255,683
3,998	ProAssurance Corp.*	265,467
23,036	Progressive Corp. (The)	505,410
4,466	RLI Corp.	264,566
5,315	Safety Insurance Group, Inc.	248,848
9,415	Tower Group, Inc.	215,321
7,897	Travelers Cos., Inc. (The)	499,722
		4,023,465
	Reinsurance—8.2%
7,094	Axis Capital Holdings Ltd. (Bermuda)	250,844
4,322	Reinsurance Group of America, Inc.	273,582
5,099	Transatlantic Holdings, Inc.	251,330
		775,756
	Total Common Stocks (Cost $8,455,268)	9,450,881

Number of Shares		Value
	Money Market Fund—0.8%
72,189	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $72,189)	$72,189
	Total Investments (Cost $8,527,457)—100.8%	9,523,070
	Liabilities in excess of other assets—(0.8%)	(71,183)
	Net Assets—100.0%	$9,451,887

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Entertainment—11.2%
39,270	Churchill Downs, Inc.*	$1,637,952
98,767	International Game Technology	1,747,188
58,589	Madison Square Garden, Inc., Class A*	1,602,409
46,075	Penn National Gaming, Inc.*	1,843,461
		6,831,010
	Internet—5.8%
6,407	priceline.com, Inc.*	3,504,693
	Leisure Time—6.8%
68,825	Carnival Corp.	2,620,168
94,743	Interval Leisure Group, Inc.*	1,522,520
		4,142,688
	Lodging—11.0%
96,565	Ameristar Casinos, Inc.	1,926,472
64,003	Las Vegas Sands Corp.*	3,008,781
51,210	Wyndham Worldwide Corp.	1,772,378
		6,707,631
	Media—12.9%
125,068	CBS Corp., Class B	3,154,215
48,696	DG FastChannel, Inc.*	1,781,786
68,549	Walt Disney Co. (The)	2,954,462
		7,890,463
	Retail—52.3%
3,828	Biglari Holdings, Inc.*	1,673,755
51,801	Bob Evans Farms, Inc.	1,624,479
67,420	Brinker International, Inc.	1,624,148
42,479	CEC Entertainment, Inc.*	1,606,980
55,521	Cheesecake Factory, Inc. (The)*	1,633,428
32,075	Cracker Barrel Old Country Store, Inc.	1,643,202
33,959	Darden Restaurants, Inc.	1,595,054
27,770	DineEquity, Inc.*	1,387,667
72,538	Jack in the Box, Inc.*	1,497,910
252,494	Krispy Kreme Doughnuts, Inc.*	1,416,491
39,554	McDonald's Corp.	3,097,474
13,806	Panera Bread Co., Class A*	1,672,045
55,378	Papa John's International, Inc.*	1,664,663
119,658	Ruby Tuesday, Inc.*	1,257,606
179,828	Sonic Corp.*	2,017,670
90,585	Starbucks Corp.	3,278,271
58,863	Yum! Brands, Inc.	3,157,411
		31,848,254
	Total Common Stocks (Cost $54,758,680)	60,924,739

Number of Shares		Value
	Money Market Fund—0.1%
65,352	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $65,352)	$65,352
	Total Investments (Cost $54,824,032)—100.1%	60,990,091
	Liabilities in excess of other assets—(0.1%)	(56,940)
	Net Assets—100.0%	$60,933,151

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

42

Schedule of Investments

PowerShares Dynamic Media Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—5.0%
327,881	Interpublic Group of Cos., Inc. (The)	$3,852,602
82,569	Omnicom Group, Inc.	4,061,569
		7,914,171
	Advertising Sales—2.6%
292,098	Clear Channel Outdoor Holdings, Inc., Class A*	4,019,268
	Broadcast Services/Program—8.6%
124,977	DG FastChannel, Inc.*	4,572,908
59,839	Liberty Media Corp. - Capital, Series A*	4,922,955
79,344	Scripps Networks Interactive, Inc., Class A	4,079,868
		13,575,731
	Cable/Satellite TV—15.4%
299,133	Comcast Corp., Class A	7,849,250
164,164	DIRECTV, Class A*	7,976,729
105,975	Time Warner Cable, Inc.	8,279,826
		24,105,805
	Commercial Services—3.2%
52,612	Alliance Data Systems Corp.*	4,998,140
	Computer Services—2.8%
48,979	IHS, Inc., Class A*	4,321,907
	Direct Marketing—2.0%
330,784	Harte-Hanks, Inc.	3,072,983
	E-Commerce/Services—3.5%
119,985	Ancestry.com, Inc.*	5,483,315
	E-Marketing/Information—2.9%
272,222	ValueClick, Inc.*	4,559,719
	Internet Content - Information/News—4.1%
345,181	LoopNet, Inc.*	6,413,463
	Multimedia—22.5%
438,925	E.W. Scripps Co. (The), Class A*	4,169,787
108,272	McGraw-Hill Cos., Inc. (The)	4,381,768
116,586	Meredith Corp.	3,896,304
436,274	News Corp., Class A	7,774,403
199,369	Time Warner, Inc.	7,548,110
175,919	Walt Disney Co. (The)	7,582,109
		35,352,481
	Professional Sports—2.6%
150,359	Madison Square Garden, Inc., Class A*	4,112,319
	Publishing - Books—5.1%
86,547	John Wiley & Sons, Inc., Class A	4,407,839
136,619	Scholastic Corp.	3,590,347
		7,998,186

Number of Shares		Value
	Common Stocks (Continued)
	Publishing - Newspapers—5.1%
252,232	Gannett Co., Inc.	$3,798,614
9,609	Washington Post Co. (The), Class B	4,188,563
		7,987,177
	Television—10.3%
526,375	Belo Corp., Class A*	4,447,869
320,981	CBS Corp., Class B	8,095,141
319,745	Sinclair Broadcast Group, Inc., Class A	3,673,870
		16,216,880
	Web Portals/ISP—4.3%
12,400	Google, Inc., Class A*	6,746,840
	Total Common Stocks (Cost $137,329,888)	156,878,385
	Money Market Fund—0.1%
108,126	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $108,126)	108,126
	Total Investments (Cost $137,438,014)—100.1%	156,986,511
	Liabilities in excess of other assets—(0.1%)	(105,022)
	Net Assets—100.0%	$156,881,489

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

43

Schedule of Investments

PowerShares Dynamic Networking Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.1%
	Computers—10.8%
724,906	Brocade Communications Systems, Inc.*	$4,530,663
110,915	Fortinet, Inc.*	5,401,560
183,758	NetScout Systems, Inc.*	4,702,367
110,157	Riverbed Technology, Inc.*	3,870,917
		18,505,507
	Electrical Components & Equipment—5.4%
127,515	Belden, Inc.	4,849,396
166,906	Molex, Inc.	4,506,462
		9,355,858
	Electronics—4.8%
148,440	Amphenol Corp., Class A	8,299,280
	Internet—13.6%
166,236	Blue Coat Systems, Inc.*	4,787,597
38,297	F5 Networks, Inc.*	3,881,784
464,964	Symantec Corp.*	9,136,543
215,202	Websense, Inc.*	5,550,059
		23,355,983
	Semiconductors—8.3%
105,439	Cavium Networks, Inc.*	4,978,830
575,389	PMC - Sierra, Inc.*	4,614,620
257,736	QLogic Corp.*	4,634,093
		14,227,543
	Software—17.5%
118,980	Citrix Systems, Inc.*	10,034,773
146,174	OPNET Technologies, Inc.	5,724,174
206,419	Solarwinds, Inc.*	5,001,532
98,602	VMware, Inc., Class A*	9,409,589
		30,170,068
	Telecommunications—39.7%
60,050	Acme Packet, Inc.*	4,960,730
100,250	ADTRAN, Inc.	4,137,317
349,514	Arris Group, Inc.*	4,194,168
452,744	Cisco Systems, Inc.	7,950,185
111,997	Finisar Corp.*	3,145,996
479,491	Harmonic, Inc.*	3,970,185
192,231	Juniper Networks, Inc.*	7,368,214
121,493	LogMeIn, Inc.*	5,232,704
221,266	Motorola Solutions, Inc.*	10,151,684
142,773	NETGEAR, Inc.*	5,960,773
164,573	Oplink Communications, Inc.*	3,258,545
142,984	QUALCOMM, Inc.	8,127,211
		68,457,712
	Total Common Stocks (Cost $154,213,632)	172,371,951

Number of Shares		Value
	Money Market Fund—0.0%
60,761	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $60,761)	$60,761
	Total Investments (Cost $154,274,393)—100.1%	172,432,712
	Liabilities in excess of other assets—(0.1%)	(141,228)
	Net Assets—100.0%	$172,291,484

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—99.9%
	Engineering/R&D Services—5.1%
221,987	Foster Wheeler AG (Switzerland)*	$7,896,077
349,067	McDermott International, Inc.*	8,059,957
		15,956,034
	Oil & Gas Drilling—20.8%
187,865	Diamond Offshore Drilling, Inc.	14,253,318
122,751	Helmerich & Payne, Inc.	8,143,301
1,596,725	Hercules Offshore, Inc.*	10,019,449
514,398	Nabors Industries Ltd. (Bermuda)*	15,761,155
187,319	Rowan Cos., Inc.*	7,811,202
133,600	Unit Corp.*	8,419,472
		64,407,897
	Oil Field Machinery & Equipment—21.6%
244,104	Cameron International Corp.*	12,869,163
280,880	Complete Production Services, Inc.*	9,533,067
159,543	Dresser-Rand Group, Inc.*	8,382,389
100,630	Dril-Quip, Inc.*	7,704,233
314,728	FMC Technologies, Inc.*	14,628,558
182,615	National Oilwell Varco, Inc.	14,004,744
		67,122,154
	Oil - Field Services—42.5%
203,886	Baker Hughes, Inc.	15,782,815
410,938	Basic Energy Services, Inc.*	12,632,234
66,502	CARBO Ceramics, Inc.	10,702,832
78,027	Core Laboratories NV (Netherlands)	7,489,032
922,470	Global Industries Ltd.*	9,095,554
309,974	Halliburton Co.	15,647,488
533,314	Helix Energy Solutions Group, Inc.*	10,095,634
96,373	Oceaneering International, Inc.*	8,424,928
420,282	RPC, Inc.	11,368,628
157,007	Schlumberger Ltd.	14,091,378
82,753	SEACOR Holdings, Inc.	8,178,479
213,470	Superior Energy Services, Inc.*	8,201,517
		131,710,519
	Seismic Data Collection—4.9%
642,822	ION Geophysical Corp.*	8,125,270
75,747	OYO Geospace Corp.*	7,065,680
		15,190,950
	Transportation - Marine—2.5%
182,796	Gulfmark Offshore, Inc., Class A*	7,781,626
	Transportation - Services—2.5%
165,347	Bristow Group, Inc.*	7,672,101
	Total Common Stocks (Cost $238,964,548)	309,841,281

Number of Shares		Value
	Money Market Fund—0.1%
211,541	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $211,541)	$211,541
	Total Investments (Cost $239,176,089)—100.0%	310,052,822
	Liabilities in excess of other assets—(0.0%)	(80,725)
	Net Assets—100.0%	$309,972,097

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—2.5%
188,948	Prestige Brands Holdings, Inc.*	$2,182,349
	Drug Delivery Systems—2.5%
244,379	Depomed, Inc.*	2,157,867
	Medical Products—10.0%
40,046	Baxter International, Inc.	2,278,617
39,377	Hospira, Inc.*	2,233,857
64,530	Johnson & Johnson	4,240,912
		8,753,386
	Medical - Biomedical/Genetics—17.4%
73,643	Amgen, Inc.*	4,186,605
30,971	Biogen Idec, Inc.*	3,015,027
39,223	Celgene Corp.*	2,309,450
98,630	Gilead Sciences, Inc.*	3,830,789
121,412	Medicines Co. (The)*	1,906,168
		15,248,039
	Medical - Drugs—49.8%
80,784	Abbott Laboratories	4,203,999
383,769	Akorn, Inc.*	2,540,551
28,174	Allergan, Inc.	2,241,524
150,983	Bristol-Myers Squibb Co.	4,242,622
37,339	Cephalon, Inc.*	2,867,635
112,894	Eli Lilly & Co.	4,178,207
61,202	Endo Pharmaceuticals Holdings, Inc.*	2,396,670
65,847	Forest Laboratories, Inc.*	2,183,487
85,752	Jazz Pharmaceuticals, Inc.*	2,736,346
81,302	Medicis Pharmaceutical Corp., Class A	2,882,969
119,558	Merck & Co., Inc.	4,298,110
204,059	Pfizer, Inc.	4,277,077
62,682	Salix Pharmaceuticals Ltd.*	2,462,776
275,126	Vivus, Inc.*	2,140,480
		43,652,453
	Medical - Generic Drugs—13.9%
100,779	Impax Laboratories, Inc.*	2,759,329
92,845	Mylan, Inc.*	2,313,697
67,110	Par Pharmaceutical Cos., Inc.*	2,311,268
27,665	Perrigo Co.	2,499,810
37,722	Watson Pharmaceuticals, Inc.*	2,339,519
		12,223,623
	Therapeutics—3.9%
166,472	Questcor Pharmaceuticals, Inc.*	3,412,676
	Total Common Stocks (Cost $77,845,562)	87,630,393

Number of Shares		Value
	Money Market Fund—0.1%
28,205	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,205)	$28,205
	Total Investments (Cost $77,873,767)—100.1%	87,658,598
	Liabilities in excess of other assets—(0.1%)	(52,146)
	Net Assets—100.0%	$87,606,452

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

46

Schedule of Investments

PowerShares Dynamic Retail Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Distribution/Wholesale—2.6%
6,297	Genuine Parts Co.	$338,149
	E-Commerce/Services—7.4%
17,993	eBay, Inc.*	618,959
53,578	United Online, Inc.	353,615
		972,574
	Food - Retail—5.5%
8,935	Ruddick Corp.	370,981
8,391	Weis Markets, Inc.	346,297
		717,278
	Property/Casualty Insurance—2.5%
845	Wesco Financial Corp.	331,240
	Rental Auto/Equipment—2.3%
10,000	Rent-A-Center, Inc.	304,500
	Retail - Apparel/Shoe—29.9%
21,480	American Eagle Outfitters, Inc.	334,229
13,843	Ann, Inc.*	432,040
8,601	Buckle, Inc. (The)	391,259
7,115	Children's Place Retail Stores, Inc. (The)*	378,304
14,191	Collective Brands, Inc.*	298,011
17,082	Foot Locker, Inc.	367,605
26,596	Gap, Inc. (The)	618,091
18,717	Limited Brands, Inc.	770,392
4,598	Ross Stores, Inc.	338,827
		3,928,758
	Retail - Auto Parts—5.1%
5,954	O'Reilly Automotive, Inc.*	351,643
23,654	Pep Boys - Manny, Moe & Jack (The)	324,060
		675,703
	Retail - Bedding—5.4%
12,643	Bed Bath & Beyond, Inc.*	709,525
	Retail - Discount—7.2%
6,529	Dollar Tree, Inc.*	375,417
11,557	Target Corp.	567,449
		942,866
	Retail - Drug Store—4.7%
14,417	Walgreen Co.	615,894
	Retail - Gardening Products—3.0%
6,353	Tractor Supply Co.	393,060
	Retail - Home Furnishings—3.1%
33,734	Pier 1 Imports, Inc.*	410,880
	Retail - Mail Order—3.0%
9,040	Williams-Sonoma, Inc.	392,426

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Major Department Store—9.7%
13,300	Nordstrom, Inc.	$632,415
12,022	TJX Cos., Inc. (The)	644,620
		1,277,035
	Retail - Miscellaneous/Diversified—2.9%
9,207	PriceSmart, Inc.	383,380
	Retail - Regional Department Store—2.9%
7,853	Dillard's, Inc., Class A	377,101
	Retail - Sporting Goods—2.8%
12,871	Zumiez, Inc.*	361,804
	Total Common Stocks (Cost $11,710,947)	13,132,173
	Money Market Fund—0.5%
64,897	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,897)	64,897
	Total Investments (Cost $11,775,844)—100.5%	13,197,070
	Liabilities in excess of other assets—(0.5%)	(66,835)
	Net Assets—100.0%	$13,130,235

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

47

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.0%
	Computers - Memory Devices—2.5%
54,528	Spansion, Inc., Class A*	$1,074,201
	Electronic Components - Miscellaneous—2.9%
64,613	Vishay Intertechnology, Inc.*	1,232,816
	Electronic Components - Semiconductors—34.8%
49,486	Altera Corp.	2,409,968
48,594	CEVA, Inc.*	1,486,005
62,576	Fairchild Semiconductor International, Inc.*	1,312,219
96,510	Intel Corp.	2,238,067
35,681	International Rectifier Corp.*	1,233,135
179,248	LSI Corp.*	1,313,888
73,815	National Semiconductor Corp.	1,780,418
31,887	Skyworks Solutions, Inc.*	1,003,165
59,227	Texas Instruments, Inc.	2,104,335
		14,881,200
	Instruments - Scientific—2.6%
34,010	FEI Co.*	1,103,965
	Semiconductor Components - Integrated Circuits—20.4%
76,820	Atmel Corp.*	1,175,346
18,488	Hittite Microwave Corp.*	1,190,442
60,588	Linear Technology Corp.	2,108,463
76,358	Maxim Integrated Products, Inc.	2,087,628
84,351	Micrel, Inc.	1,080,536
83,129	Sigma Designs, Inc.*	1,060,726
		8,703,141
	Semiconductor Equipment—27.2%
130,876	Applied Materials, Inc.	2,053,444
129,004	Entegris, Inc.*	1,113,305
43,087	KLA-Tencor Corp.	1,891,519
20,793	Lam Research Corp.*	1,004,510
38,851	MKS Instruments, Inc.	1,102,591
28,483	Novellus Systems, Inc.*	914,304
124,390	Photronics, Inc.*	1,085,925
46,648	Ultratech, Inc.*	1,460,549
23,812	Varian Semiconductor Equipment Associates, Inc.*	998,437
		11,624,584
	Wireless Equipment—9.6%
23,758	InterDigital, Inc.	1,099,758
35,750	QUALCOMM, Inc.	2,032,030
149,238	RF Micro Devices, Inc.*	993,925
		4,125,713
	Total Common Stocks (Cost $35,660,961)	42,745,620

Number of Shares		Value
	Money Market Fund—0.2%
85,557	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $85,557)	$85,557
	Total Investments (Cost $35,746,518)—100.2%	42,831,177
	Liabilities in excess of other assets—(0.2%)	(82,276)
	Net Assets—100.0%	$42,748,901

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Dynamic Software Portfolio

April 30, 2011

Number of Shares		Value
	Common Stocks—100.1%
	Applications Software—23.1%
196,083	Compuware Corp.*	$2,221,620
89,202	Ebix, Inc.*	2,038,266
151,651	Microsoft Corp.	3,945,959
74,194	Progress Software Corp.*	2,199,852
82,314	Quest Software, Inc.*	2,120,409
97,397	Red Hat, Inc.*	4,623,435
65,207	Verint Systems, Inc.*	2,232,036
		19,381,577
	Commercial Services - Finance—2.3%
65,167	Lender Processing Services, Inc.	1,917,865
	Computer Aided Design—7.7%
39,338	ANSYS, Inc.*	2,174,998
94,183	Autodesk, Inc.*	4,236,351
		6,411,349
	Computer Graphics—2.6%
162,561	Monotype Imaging Holdings, Inc.*	2,210,830
	Computer Services—2.5%
42,952	DST Systems, Inc.	2,117,963
	Computers - Integrated Systems—5.7%
69,106	Jack Henry & Associates, Inc.	2,347,531
46,354	MICROS Systems, Inc.*	2,411,335
		4,758,866
	Data Processing/Management—4.7%
63,912	Fiserv, Inc.*	3,918,445
	Decision Support Software—2.8%
63,732	Interactive Intelligence, Inc.*	2,384,851
	Electronic Design Automation—8.0%
222,285	Cadence Design Systems, Inc.*	2,307,318
343,151	Magma Design Automation, Inc.*	2,182,440
79,197	Synopsys, Inc.*	2,169,206
		6,658,964
	Enterprise Software/Services—21.1%
82,287	BMC Software, Inc.*	4,133,276
162,746	CA, Inc.	4,001,924
217,658	Lawson Software, Inc.*	2,409,474
69,741	OPNET Technologies, Inc.	2,731,057
122,194	Oracle Corp.	4,405,094
		17,680,825
	Internet Infrastructure Software—3.2%
89,350	TIBCO Software, Inc.*	2,679,607
	Internet Security—5.2%
221,837	Symantec Corp.*	4,359,097

Number of Shares		Value
	Common Stocks (Continued)
	Medical Information Systems—2.6%
84,859	Medidata Solutions, Inc.*	$2,178,331
	Semiconductor Equipment—3.0%
125,136	Tessera Technologies, Inc.*	2,472,687
	Transactional Software—5.6%
71,512	ACI Worldwide, Inc.*	2,362,756
42,347	Solera Holdings, Inc.	2,329,085
		4,691,841
	Total Common Stocks (Cost $72,105,041)	83,823,098
	Money Market Fund—0.0%
48,986	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,986)	48,986
	Total Investments (Cost $72,154,027)—100.1%	83,872,084
	Liabilities in excess of other assets—(0.1%)	(98,261)
	Net Assets—100.0%	$83,773,823

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

49

Statements of Assets and Liabilities

April 30, 2011

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
ASSETS:
Investments, at value	$20,227,939	$217,766,448	$40,272,039	$119,111,362	$91,914,635	$9,523,070	$60,990,091
Cash	261	312	262	315	300	229	296
Receivables:
Dividends	15,045	9	19,159	2,181	81,264	2,984	35,407
Expense waivers	9,653	5,003	10,310	7,055	8,064	11,398	10,881
Investments sold	—	—	6,312,434	—	—	—	—
Shares sold	—	3,471,534	—	—	1,975,906	—	—
Total Assets	20,252,898	221,243,306	46,614,204	119,120,913	93,980,169	9,537,681	61,036,675
LIABILITIES:
Payables:
Shares repurchased	—	—	6,310,947	—	—	—	—
Investments purchased	—	3,471,479	—	—	1,970,916	—	—
Accrued advisory fees	8,234	83,431	19,011	47,347	33,739	3,817	26,048
Accrued expenses	124,664	135,229	80,057	98,100	94,353	81,977	77,476
Total Liabilities	132,898	3,690,139	6,410,015	145,447	2,099,008	85,794	103,524
NET ASSETS	$20,120,000	$217,553,167	$40,204,189	$118,975,466	$91,881,161	$9,451,887	$60,933,151
NET ASSETS CONSIST OF:
Shares of beneficial interest	$70,814,774	$310,730,847	$49,856,946	$128,642,349	$101,803,019	$20,477,733	$68,735,912
Undistributed net investment income (loss)	134,000	(9,385)	(4,765)	154,125	212,015	45,502	65,212
Undistributed net realized gain (loss)	(50,473,705)	(136,204,555)	(16,381,353)	(33,865,782)	(19,790,414)	(12,066,961)	(14,034,032)
Net unrealized appreciation (depreciation)	(355,069)	43,036,260	6,733,361	24,044,774	9,656,541	995,613	6,166,059
Net Assets	$20,120,000	$217,553,167	$40,204,189	$118,975,466	$91,881,161	$9,451,887	$60,933,151
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,550,000	9,400,000	2,850,000	4,300,000	4,650,000	550,000	3,150,000
Net asset value	$12.98	$23.14	$14.11	$27.67	$19.76	$17.19	$19.34
Share Price	$12.98	$23.18	$14.09	$27.65	$19.81	$17.19	$19.34
Investments, at cost	$20,583,008	$174,730,188	$33,538,678	$95,066,588	$82,258,094	$8,527,457	$54,824,032

See Notes to Financial Statements.

50

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments, at value	$156,986,511	$172,432,712	$310,052,822	$87,658,598	$13,197,070	$42,831,177	$83,872,084
Cash	309	393	318	322	226	260	295
Receivables:
Dividends	37,018	9,105	194,413	88,528	1,856	7,704	7,217
Expense waivers	6,922	16,454	2,501	6,354	8,183	10,073	8,581
Investments sold	2,305,584	1,451,995	—	—	—	—	—
Shares sold	—	—	—	—	—	—	—
Total Assets	159,336,344	173,910,659	310,250,054	87,753,802	13,207,335	42,849,214	83,888,177
LIABILITIES:
Payables:
Shares repurchased	2,304,480	1,452,086	—	—	—	—	—
Investments purchased	—	—	—	—	—	—	—
Accrued advisory fees	62,805	70,941	127,226	34,801	5,250	17,368	33,514
Accrued expenses	87,570	96,148	150,731	112,549	71,850	82,945	80,840
Total Liabilities	2,454,855	1,619,175	277,957	147,350	77,100	100,313	114,354
NET ASSETS	$156,881,489	$172,291,484	$309,972,097	$87,606,452	$13,130,235	$42,748,901	$83,773,823
NET ASSETS CONSIST OF:
Shares of beneficial interest	$160,079,783	$164,510,852	$408,033,511	$101,041,486	$21,397,174	$83,026,696	$90,048,763
Undistributed net investment income (loss)	154,702	(4,573)	(10,714)	167,020	4,752	(5,279)	(5,106)
Undistributed net realized gain (loss)	(22,901,493)	(10,373,114)	(168,927,433)	(23,386,885)	(9,692,917)	(47,357,175)	(17,987,891)
Net unrealized appreciation (depreciation)	19,548,497	18,158,319	70,876,733	9,784,831	1,421,226	7,084,659	11,718,057
Net Assets	$156,881,489	$172,291,484	$309,972,097	$87,606,452	$13,130,235	$42,748,901	$83,773,823
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,050,000	5,900,000	11,750,000	3,350,000	600,000	2,350,000	3,050,000
Net asset value	$15.61	$29.20	$26.38	$26.15	$21.88	$18.19	$27.47
Share Price	$15.61	$29.20	$26.38	$26.17	$21.90	$18.20	$27.48
Investments, at cost	$137,438,014	$154,274,393	$239,176,089	$77,873,767	$11,775,844	$35,746,518	$72,154,027

51

Statements of Operations

Year Ended April 30, 2011

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
INVESTMENT INCOME:
Dividend income	$540,304	$744,224	$2,417,163	$878,155	$1,866,382	$516,232	$918,344
Foreign withholding tax	—	—	—	—	—	—	—
Total Income	540,304	744,224	2,417,163	878,155	1,866,382	516,232	918,344
EXPENSES:
Advisory fees	126,087	936,313	205,532	365,447	462,290	85,367	295,565
Accounting & administration fees	68,240	68,240	68,241	68,240	68,240	68,240	68,240
Professional fees	31,231	41,874	32,614	33,614	35,032	31,158	33,583
Printing	25,314	63,702	12,799	22,541	16,985	11,223	12,266
Custodian & transfer agent fees	13,259	24,026	21,927	20,282	25,386	13,305	15,997
Sub-licensing	12,609	56,179	12,332	21,927	27,737	5,122	17,734
Listing fee and expenses	10,678	10,678	10,678	10,678	10,678	10,678	10,678
Trustees	5,599	11,024	6,214	6,864	7,848	5,465	6,610
Recapture (See Note 3)	—	887	—	—	1,484	—	—
Other expenses	1,551	4,346	1,992	4,713	2,499	1,440	1,718
Total Expenses	294,568	1,217,269	372,329	554,306	658,179	231,998	462,391
Less: Waivers	(130,655)	(37,515)	(113,361)	(92,366)	(75,695)	(124,433)	(89,979)
Net Expenses	163,913	1,179,754	258,968	461,940	582,484	107,565	372,412
Net Investment Income (Loss)	376,391	(435,530)	2,158,195	416,215	1,283,898	408,667	545,932
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,005,607)	(13,226,988)	(4,778,094)	(795,105)	1,688,359	(356,169)	(3,827,667)
In-kind redemptions	2,523,806	23,483,129	7,394,996	15,575,661	17,341,940	2,624,000	11,228,646
Net realized gain (loss)	518,199	10,256,141	2,616,902	14,780,556	19,030,299	2,267,831	7,400,979
Net change in unrealized appreciation (depreciation) on:
Investments	(3,847,300)	19,153,819	(3,168,649)	16,596,744	1,766,666	(753,033)	(97,341)
Net realized and unrealized gain (loss)	(3,329,101)	29,409,960	(551,747)	31,377,300	20,796,965	1,514,798	7,303,638
Net increase (decrease) in net assets resulting from operations	$(2,952,710)	$28,974,430	$1,606,448	$31,793,515	$22,080,863	$1,923,465	$7,849,570

See Notes to Financial Statements.

52

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Dividend income	$1,191,245	$245,095	$1,854,877	$1,010,579	$203,275	$221,248	$221,032
Foreign withholding tax	—	—	(2,951)	—	—	—	—
Total Income	1,191,245	245,095	1,851,926	1,010,579	203,275	221,248	221,032
EXPENSES:
Advisory fees	497,074	487,650	938,179	359,152	62,054	164,692	322,205
Accounting & administration fees	68,240	68,240	68,240	68,240	68,240	68,240	68,240
Professional fees	36,926	33,499	39,189	33,553	30,702	31,744	34,019
Printing	16,664	18,057	53,434	26,836	6,229	12,952	16,936
Custodian & transfer agent fees	18,607	20,629	25,028	13,944	13,860	15,151	13,565
Sub-licensing	29,825	29,259	56,290	21,549	3,723	9,881	19,332
Listing fee and expenses	10,678	10,678	10,678	10,678	10,678	10,678	10,678
Trustees	7,874	7,062	10,123	7,121	5,304	5,864	6,852
Recapture (See Note 3)	4	3,328	11,200	—	—	—	—
Other expenses	3,564	7,977	7,270	2,616	1,186	1,873	2,536
Total Expenses	689,456	686,379	1,219,631	543,689	201,976	321,075	494,363
Less: Waivers	(63,143)	(71,940)	(41,047)	(91,158)	(123,788)	(113,566)	(88,387)
Net Expenses	626,313	614,439	1,178,584	452,531	78,188	207,509	405,976
Net Investment Income (Loss)	564,932	(369,344)	673,342	558,048	125,087	13,739	(184,944)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(6,698,254)	(4,540,723)	(10,690,083)	(568,894)	(2,285,589)	(2,239,584)	(2,847,910)
In-kind redemptions	12,273,516	24,642,055	43,529,681	10,989,313	1,342,993	5,218,106	11,912,129
Net realized gain (loss)	5,575,262	20,101,332	32,839,598	10,420,419	(942,596)	2,978,522	9,064,219
Net change in unrealized appreciation (depreciation) on:
Investments	3,373,815	10,562,510	46,256,386	10,464,256	2,278,984	4,860,820	3,438,040
Net realized and unrealized gain (loss)	8,949,077	30,663,842	79,095,984	20,884,675	1,336,388	7,839,342	12,502,259
Net increase (decrease) in net assets resulting from operations	$9,514,009	$30,294,498	$79,769,326	$21,442,723	$1,461,475	$7,853,081	$12,317,315

53

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$376,391	$619,706	$(435,530)	$647,033	$2,158,195	$36,974
Net realized gain (loss)	518,199	(13,834,864)	10,256,141	25,368,958	2,616,902	5,280,257
Net change in unrealized appreciation (depreciation)	(3,847,300)	16,275,482	19,153,819	46,416,191	(3,168,649)	6,505,844
Net increase (decrease) in net assets resulting from operations	(2,952,710)	3,060,324	28,974,430	72,432,182	1,606,448	11,823,075
Undistributed net investment income (loss) included in the price of units issued and redeemed	(30,629)	(11,158)	9,394	(63,453)	97,010	(20,556)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(237,874)	(1,325,518)	—	(647,086)	(2,169,779)	(71,961)
Return of capital	—	(13,214)	—	(217,733)	(404,914)	—
Total distributions to shareholders	(237,874)	(1,338,732)	—	(864,819)	(2,574,693)	(71,961)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,063,583	28,346,551	74,034,028	126,426,292	38,196,035	40,602,688
Value of shares repurchased	(34,156,888)	(79,438,109)	(99,845,800)	(122,899,742)	(47,137,974)	(51,381,416)
Net income equalization	30,629	11,158	(9,394)	63,453	(97,010)	20,556
Net increase (decrease) in net assets resulting from shares transactions	(2,062,676)	(51,080,400)	(25,821,166)	3,590,003	(9,038,949)	(10,758,172)
Increase (Decrease) in Net Assets	(5,283,889)	(49,369,966)	3,162,658	75,093,913	(9,910,184)	972,386
NET ASSETS:
Beginning of year	25,403,889	74,773,855	214,390,509	139,296,596	50,114,373	49,141,987
End of year	$20,120,000	$25,403,889	$217,553,167	$214,390,509	$40,204,189	$50,114,373
Undistributed net investment income (loss) at end of year	$134,000	$(4,517)	$(9,385)	$(6,773)	$(4,765)	$6,819
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,450,000	2,350,000	3,850,000	7,600,000	2,950,000	3,500,000
Shares repurchased	(2,700,000)	(6,550,000)	(5,350,000)	(7,500,000)	(3,700,000)	(4,400,000)
Shares outstanding, beginning of year	1,800,000	6,000,000	10,900,000	10,800,000	3,600,000	4,500,000
Shares outstanding, end of year	1,550,000	1,800,000	9,400,000	10,900,000	2,850,000	3,600,000

See Notes to Financial Statements.

54

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Insurance Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$416,215	$355,809	$1,283,898	$850,097	$408,667	$224,268
Net realized gain (loss)	14,780,556	7,292,712	19,030,299	9,779,655	2,267,831	(102,817)
Net change in unrealized appreciation (depreciation)	16,596,744	11,435,753	1,766,666	5,379,206	(753,033)	5,556,072
Net increase (decrease) in net assets resulting from operations	31,793,515	19,084,274	22,080,863	16,008,958	1,923,465	5,677,523
Undistributed net investment income (loss) included in the price of units issued and redeemed	(6,807)	(11,946)	95,051	(275,996)	17,420	15,651
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(381,171)	(238,490)	(1,251,575)	(1,083,897)	(389,896)	(260,945)
Return of capital	—	(49,129)	—	—	—	—
Total distributions to shareholders	(381,171)	(287,619)	(1,251,575)	(1,083,897)	(389,896)	(260,945)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	99,574,499	45,781,891	126,890,276	73,142,785	16,161,395	12,074,164
Value of shares repurchased	(71,993,971)	(55,939,908)	(128,633,086)	(101,865,601)	(26,834,729)	(25,707,970)
Net income equalization	6,807	11,946	(95,051)	275,996	(17,420)	(15,651)
Net increase (decrease) in net assets resulting from shares transactions	27,587,335	(10,146,071)	(1,837,861)	(28,446,820)	(10,690,754)	(13,649,457)
Increase (Decrease) in Net Assets	58,992,872	8,638,638	19,086,478	(13,797,755)	(9,139,765)	(8,217,228)
NET ASSETS:
Beginning of year	59,982,594	51,343,956	72,794,683	86,592,438	18,591,652	26,808,880
End of year	$118,975,466	$59,982,594	$91,881,161	$72,794,683	$9,451,887	$18,591,652
Undistributed net investment income (loss) at end of year	$154,125	$(4,673)	$212,015	$179,692	$45,502	$26,643
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,500,000	2,850,000	7,500,000	5,200,000	1,050,000	900,000
Shares repurchased	(3,450,000)	(3,500,000)	(7,400,000)	(7,450,000)	(1,700,000)	(2,000,000)
Shares outstanding, beginning of year	3,250,000	3,900,000	4,550,000	6,800,000	1,200,000	2,300,000
Shares outstanding, end of year	4,300,000	3,250,000	4,650,000	4,550,000	550,000	1,200,000

55

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Leisure and Entertainment Portfolio		PowerShares Dynamic Media Portfolio		PowerShares Dynamic Networking Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$545,932	$89,940	$564,932	$252,031	$(369,344)	$(141,097)
Net realized gain (loss)	7,400,979	4,451,677	5,575,262	6,580,216	20,101,332	5,499,729
Net change in unrealized appreciation (depreciation)	(97,341)	6,079,935	3,373,815	17,466,146	10,562,510	6,663,272
Net increase in net assets resulting from operations	7,849,570	10,621,552	9,514,009	24,298,393	30,294,498	12,021,904
Undistributed net investment income (loss) included in the price of units issued and redeemed	181,536	(764,293)	(54,203)	(518,652)	58,770	27,812
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(501,284)	(72,405)	(407,112)	(252,182)	—	—
Return of capital	—	—	—	(22,607)	(461,519)	—
Total distributions to shareholders	(501,284)	(72,405)	(407,112)	(274,789)	(461,519)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	68,818,149	73,178,081	128,723,685	129,819,265	188,768,082	39,996,959
Value of shares repurchased	(78,027,663)	(33,708,559)	(106,824,157)	(36,222,010)	(93,746,582)	(20,858,030)
Net income equalization	(181,536)	764,293	54,203	518,652	(58,770)	(27,812)
Net increase (decrease) in net assets resulting from shares transactions	(9,391,050)	40,233,815	21,953,731	94,115,907	94,962,730	19,111,117
Increase (Decrease) in Net Assets	(1,861,228)	50,018,669	31,006,425	117,620,859	124,854,479	31,160,833
NET ASSETS:
Beginning of year	62,794,379	12,775,710	125,875,064	8,254,205	47,437,005	16,276,172
End of year	$60,933,151	$62,794,379	$156,881,489	$125,875,064	$172,291,484	$47,437,005
Undistributed net investment income (loss) at end of year	$65,212	$20,564	$154,702	$(3,118)	$(4,573)	$(2,894)
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,950,000	5,200,000	9,250,000	11,300,000	7,550,000	2,250,000
Shares repurchased	(4,600,000)	(2,600,000)	(8,400,000)	(3,100,000)	(3,900,000)	(1,200,000)
Shares outstanding, beginning of year	3,800,000	1,200,000	9,200,000	1,000,000	2,250,000	1,200,000
Shares outstanding, end of year	3,150,000	3,800,000	10,050,000	9,200,000	5,900,000	2,250,000

See Notes to Financial Statements.

56

	PowerShares Dynamic Oil & Gas Services Portfolio		PowerShares Dynamic Pharmaceuticals Portfolio		PowerShares Dynamic Retail Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$673,342	$437,145	$558,048	$571,818	$125,087	$157,134
Net realized gain (loss)	32,839,598	(15,162,993)	10,420,419	(9,541,016)	(942,596)	23,771,134
Net change in unrealized appreciation (depreciation)	46,256,386	71,087,526	10,464,256	35,342,985	2,278,984	(17,762,532)
Net increase in net assets resulting from operations	79,769,326	56,361,678	21,442,723	26,373,787	1,461,475	6,165,736
Undistributed net investment income (loss) included in the price of units issued and redeemed	93,367	(3,035)	(28,877)	(161,901)	93,007	241,079
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(682,880)	(642,185)	(420,073)	(992,451)	(139,474)	(196,273)
Return of capital	—	(258,092)	—	—	—	—
Total distributions to shareholders	(682,880)	(900,277)	(420,073)	(992,451)	(139,474)	(196,273)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	202,997,550	83,424,925	49,850,080	19,257,512	21,841,312	82,184,260
Value of shares repurchased	(142,469,635)	(124,244,327)	(40,928,257)	(91,325,601)	(34,305,896)	(141,487,827)
Net income equalization	(93,367)	3,035	28,877	161,901	(93,007)	(241,079)
Net increase (decrease) in net assets resulting from shares transactions	60,434,548	(40,816,367)	8,950,700	(71,906,188)	(12,557,591)	(59,544,646)
Increase (Decrease) in Net Assets	139,614,361	14,641,999	29,944,473	(46,686,753)	(11,142,583)	(53,334,104)
NET ASSETS:
Beginning of year	170,357,736	155,715,737	57,661,979	104,348,732	24,272,818	77,606,922
End of year	$309,972,097	$170,357,736	$87,606,452	$57,661,979	$13,130,235	$24,272,818
Undistributed net investment income (loss) at end of year	$(10,714)	$(8,321)	$167,020	$29,045	$4,752	$19,139
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,300,000	5,250,000	2,300,000	1,150,000	1,150,000	5,050,000
Shares repurchased	(7,000,000)	(7,700,000)	(1,900,000)	(5,700,000)	(1,850,000)	(9,050,000)
Shares outstanding, beginning of year	9,450,000	11,900,000	2,950,000	7,500,000	1,300,000	5,300,000
Shares outstanding, end of year	11,750,000	9,450,000	3,350,000	2,950,000	600,000	1,300,000

57

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Semiconductors Portfolio		PowerShares Dynamic Software Portfolio
	Year Ended April 30, 2011	Year Ended April 30, 2010	Year Ended April 30, 2011	Year Ended April 30, 2010
OPERATIONS:
Net investment income (loss)	$13,739	$136,811	$(184,944)	$(211,494)
Net realized gain	2,978,522	2,724,384	9,064,219	13,968,040
Net change in unrealized appreciation	4,860,820	7,568,493	3,438,040	6,367,617
Net increase in net assets resulting from operations	7,853,081	10,429,688	12,317,315	20,124,163
Undistributed net investment income (loss) included in the price of units issued and redeemed	270	(26,642)	30,155	7,870
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,131)	(146,532)	—	—
Return of capital	(55,929)	(8,521)	—	—
Total distributions to shareholders	(71,060)	(155,053)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,421,025	34,613,789	72,699,105	65,333,131
Value of shares repurchased	(33,027,565)	(52,688,497)	(68,868,869)	(54,727,511)
Net income equalization	(270)	26,642	(30,155)	(7,870)
Net increase (decrease) in net assets resulting from shares transactions	6,393,190	(18,048,066)	3,800,081	10,597,750
Increase (Decrease) in Net Assets	14,175,481	(7,800,073)	16,147,551	30,729,783
NET ASSETS:
Beginning of year	28,573,420	36,373,493	67,626,272	36,896,489
End of year	$42,748,901	$28,573,420	$83,773,823	$67,626,272
Undistributed net investment income (loss) at end of year	$(5,279)	$(3,887)	$(5,106)	$(3,480)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,500,000	2,900,000	3,050,000	3,450,000
Shares repurchased	(2,150,000)	(4,400,000)	(3,000,000)	(2,850,000)
Shares outstanding, beginning of year	2,000,000	3,500,000	3,000,000	2,400,000
Shares outstanding, end of year	2,350,000	2,000,000	3,050,000	3,000,000

See Notes to Financial Statements.

58

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Year Ended April 30,					For the Period October 12, 2006* Through
	2011	2010		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$12.46		$19.57	$23.68	$25.17
Net investment income**	0.20	0.24		0.46	0.52	0.22
Net realized and unrealized gain (loss) on investments	(1.19)	1.89		(7.04)	(4.22)	(1.49)
Total from investment operations	(0.99)	2.13		(6.58)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
Return of capital	—	(0.00	)(a)	—	—	—
Total distributions	(0.14)	(0.48)		(0.53)	(0.41)	(0.22)
Net asset value at end of period	$12.98	$14.11		$12.46	$19.57	$23.68
Share price at end of period***	$12.98	$14.11		$12.43
NET ASSET VALUE, TOTAL RETURN:****	(6.98)%	17.91%		(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(6.99)%	18.21%		(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,120	$25,404		$74,774	$107,648	$4,736
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%	0.65%		0.65%	0.66%	0.76%†
Expenses, prior to (Waivers) and/or Recapture	1.17%	1.07%		0.72%	0.78%	1.88%†
Net investment income, after (Waivers) and/or Recapture	1.49%	2.12%		2.82%	2.71%	1.58%†
Portfolio turnover rate ††	114%	84%		93%	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)	$(0.00	)(a)	$(0.01)	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$19.67	$12.90		$17.77	$19.30	$17.24
Net investment income (loss)**	(0.05)	0.06	†††	(0.06)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	3.52	6.79		(4.81)	(1.42)	2.16
Total from investment operations	3.47	6.85		(4.87)	(1.53)	2.06
Distributions to shareholders from:
Net investment income	—	(0.06)		—	—	—
Return of capital	—	(0.02)		—	—	—
Total distributions	—	(0.08)		—	—	—
Net asset value at end of year	$23.14	$19.67		$12.90	$17.77	$19.30
Share price at end of year***	$23.18	$19.68		$12.87
NET ASSET VALUE, TOTAL RETURN:****	17.64%	53.19%		(27.41)%	(7.93)%	11.95%
SHARE PRICE TOTAL RETURN****	17.78%	53.63%		(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$217,553	$214,391		$139,297	$199,000	$258,616
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.65%	0.61%		0.62%	0.62%	0.66%
Net investment income (loss), after (Waivers) and/or Recapture	(0.23)%	0.36	%†††	(0.38)%	(0.57)%	(0.56)%
Portfolio turnover rate ††	81%	80%		93%	91%	82%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)		$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.41 per share owned of PDL BioPharma, Inc. on December 15, 2009. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend are $(0.03) and (0.18)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

59

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$13.92	$10.92		$17.25	$18.70	$18.15
Net investment income*	0.68 ††	0.01		0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.29 >	3.01		(6.33)	(1.45)	0.53
Total from investment operations	0.97	3.02		(6.31)	(1.43)	0.55
Distributions to shareholders from:
Net investment income	(0.66)	(0.02)		(0.02)	(0.02)	0.00 (a)
Return of capital	(0.12)	—		—	—	—
Total distributions	(0.78)	(0.02)		(0.02)	(0.02)	0.00
Net asset value at end of year	$14.11	$13.92		$10.92	$17.25	$18.70
Share price at end of year**	$14.09	$13.92		$10.94
NET ASSET VALUE, TOTAL RETURN:***	7.49%	27.65%		(36.61)%	(7.66)%	3.06%
SHARE PRICE TOTAL RETURN***	7.34%	27.42%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$40,204	$50,114		$49,142	$15,523	$18,699
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.91%	0.76%		1.06%	1.18%	1.65%
Net investment income (loss), after (Waivers) and/or Recapture	5.25%††	0.07%		0.19%	0.09%	0.15%
Portfolio turnover rate †	75%	59%		50%	75%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.03	$(0.00	)(a)	$0.05	$(0.02)	$0.01

PowerShares Dynamic Energy Exploration & Production Portfolio

	Year Ended April 30
	2011		2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.46		$13.17		$26.69	$21.29	$18.63
Net investment income*	0.12		0.10		0.06	0.05	0.09
Net realized and unrealized gain (loss) on investments	9.21		5.27		(13.50)	5.41	2.63
Total from investment operations	9.33		5.37		(13.44)	5.46	2.72
Distributions to shareholders from:
Net investment income	(0.12)		(0.07)		(0.08)	(0.06)	(0.06)
Return of capital	—		(0.01)		—	0.00 (a)	—
Total distributions	(0.12)		(0.08)		(0.08)	(0.06)	(0.06)
Net asset value at end of year	$27.67		$18.46		$13.17	$26.69	$21.29
Share price at end of year**	$27.65		$18.46		$13.15
NET ASSET VALUE, TOTAL RETURN:***	50.80%		40.87%		(50.42)%	25.69%	14.66%
SHARE PRICE TOTAL RETURN***	50.69%		41.08%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$118,975		$59,983		$51,344	$138,802	$123,488
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%		0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.76%		0.76%		0.69%	0.65%	0.74%
Net investment income, after (Waivers) and/or Recapture	0.57%		0.62%		0.30%	0.23%	0.47%
Portfolio turnover rate †	57%		68%		68%	39%	59%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.00	)(a)	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

>  Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund's change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1.65 per share owned of Weyerhaeuser Co. on July 20, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.26%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

60

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$16.00	$12.73	$16.73	$17.53	$15.17
Net investment income*	0.24	0.20	0.25	0.18	0.39
Net realized and unrealized gain (loss) on investments	3.73	3.33	(4.08)	(0.42)	2.14
Total from investment operations	3.97	3.53	(3.83)	(0.24)	2.53
Distributions to shareholders from:
Net investment income	(0.21)	(0.26)	(0.17)	(0.40)	(0.17)
Return of capital	—	—	—	(0.16)	—
Total distributions	(0.21)	(0.26)	(0.17)	(0.56)	(0.17)
Net asset value at end of year	$19.76	$16.00	$12.73	$16.73	$17.53
Share price at end of year**	$19.81	$16.01	$12.74
NET ASSET VALUE, TOTAL RETURN:***	24.99%	28.08%	(22.99)%	(1.40)%	16.79%
SHARE PRICE TOTAL RETURN***	25.23%	28.06%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$91,881	$72,795	$86,592	$87,013	$33,314
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.71%	0.74%	0.71%	0.88%	1.15%
Net investment income, after (Waivers) and/or Recapture	1.39%	1.41%	1.80%	1.11%	2.42%
Portfolio turnover rate †	73%	65%	65%	64%	50%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$(0.06)	$0.04	$0.07	$0.02

PowerShares Dynamic Insurance Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$15.49	$11.66	$16.20	$18.84	$17.31
Net investment income*	0.38	0.16	0.15	0.27 ††	0.15
Net realized and unrealized gain (loss) on investments	1.66	3.86	(4.54)	(2.61)	1.51
Total from investment operations	2.04	4.02	(4.39)	(2.34)	1.66
Distributions to shareholders from:
Net investment income	(0.34)	(0.19)	(0.15)	(0.30)	(0.13)
Net asset value at end of year	$17.19	$15.49	$11.66	$16.20	$18.84
Share price at end of year**	$17.19	$15.50	$11.61
NET ASSET VALUE, TOTAL RETURN:***	13.38%	34.85%	(27.26)%	(12.56)%	9.62%
SHARE PRICE TOTAL RETURN***	13.31%	35.53%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$9,452	$18,592	$26,809	$34,012	$58,401
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	1.36%	1.23%	0.98%	0.82%	0.96%
Net investment income, after (Waivers) and/or Recapture	2.39%	1.20%	1.13%	1.54%††	0.87%
Portfolio turnover rate †	66%	72%	52%	82%	40%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.02	$0.01	$(0.01)	$(0.03)	$0.01

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

61

Financial Highlights (Continued)

PowerShares Dynamic Leisure and Entertainment Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$16.52	$10.65	$15.11	$18.32	$16.29
Net investment income*	0.16	0.05	0.10	0.12	0.07
Net realized and unrealized gain (loss) on investments	2.81	5.88	(4.46)	(2.75)	2.05
Total from investment operations	2.97	5.93	(4.36)	(2.63)	2.12
Distributions to shareholders from:
Net investment income	(0.15)	(0.06)	(0.10)	(0.19)	(0.08)
Return of capital	—	—	—	(0.39)	(0.01)
Total distributions	(0.15)	(0.06)	(0.10)	(0.58)	(0.09)
Net asset value at end of year	$19.34	$16.52	$10.65	$15.11	$18.32
Share price at end of year**	$19.34	$16.54	$10.63
NET ASSET VALUE, TOTAL RETURN:***	18.03%	55.81%	(28.91)%	(14.58)%	13.02%
SHARE PRICE TOTAL RETURN***	17.89%	56.29%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$60,933	$62,794	$12,776	$15,115	$49,472
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.78%	1.06%	1.65%	0.95%	1.07%
Net investment income, after (Waivers) and/or Recapture	0.92%	0.41%	0.96%	0.70%	0.42%
Portfolio turnover rate †	58%	68%	50%	58%	35%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.05	$(0.44)	$(0.04)	$(0.16)	$0.01

PowerShares Dynamic Media Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$13.68	$8.25		$13.44	$16.48	$14.44
Net investment income*	0.07	0.06		0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.93	5.42		(5.18)	(2.82)	2.04
Total from investment operations	2.00	5.48		(5.13)	(2.76)	2.08
Distributions to shareholders from:
Net investment income	(0.07)	(0.05)		(0.04)	(0.06)	(0.04)
Return of capital	—	(0.00	)(a)	(0.02)	(0.22)	—
Total distributions	(0.07)	(0.05)		(0.06)	(0.28)	(0.04)
Net asset value at end of year	$15.61	$13.68		$8.25	$13.44	$16.48
Share price at end of year**	$15.61	$13.70		$8.26
NET ASSET VALUE, TOTAL RETURN:***	14.68%	66.55%		(38.30)%	(16.91)%	14.42%
SHARE PRICE TOTAL RETURN***	14.51%	66.59%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$156,881	$125,875		$8,254	$30,923	$31,305
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.69%	0.77%		1.22%	0.85%	1.24%
Net investment income, after (Waivers) and/or Recapture	0.57%	0.51%		0.52%	0.36%	0.25%
Portfolio turnover rate †	53%	50%		69%	62%	43%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.12)		$0.05	$(0.04)	$(0.01)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

62

Financial Highlights (Continued)

PowerShares Dynamic Networking Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$21.08	$13.56	$16.04	$18.68	$17.38
Net investment income (loss)*	(0.10)	(0.09)	(0.06)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	8.33	7.61	(2.42)	(2.55)	1.39
Total from investment operations	8.23	7.52	(2.48)	(2.64)	1.30
Distributions to shareholders from:
Return of capital	(0.11)	—	—	—	—
Net asset value at end of year	$29.20	$21.08	$13.56	$16.04	$18.68
Share price at end of year**	$29.20	$21.11	$13.58
NET ASSET VALUE, TOTAL RETURN:***	39.08%	55.46%	(15.46)%	(14.13)%	7.48%
SHARE PRICE TOTAL RETURN***	38.89%	55.45%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$172,291	$47,437	$16,276	$12,831	$18,677
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	0.70%	0.95%	1.92%	1.25%	1.24%
Net investment income (loss), after (Waivers) and/or Recapture	(0.38)%	(0.50)%	(0.49)%	(0.51)%	(0.54)%
Portfolio turnover rate †	61%	29%	23%	17%	62%
Undistributed net investment income included in price of units issued and redeemed*#	$0.02	$0.02	$0.11	$0.01	$0.03

PowerShares Dynamic Oil & Gas Services Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.03	$13.09		$29.23	$22.70	$21.41
Net investment income (loss)*	0.07	0.04		0.06	(0.02)	0.00 (a)
Net realized and unrealized gain (loss) on investments	8.36	4.98		(16.16)	6.55	1.29
Total from investment operations	8.43	5.02		(16.10)	6.53	1.29
Distributions to shareholders from:
Net investment income	(0.08)	(0.06)		(0.04)	—	—
Return of capital	—	(0.02)		—	—	—
Total distributions	(0.08)	(0.08)		(0.04)	—	—
Net asset value at end of year	$26.38	$18.03		$13.09	$29.23	$22.70
Share price at end of year**	$26.38	$18.02		$13.11
NET ASSET VALUE, TOTAL RETURN:***	46.84%	38.41%		(55.04)%	28.77%	6.03%
SHARE PRICE TOTAL RETURN***	46.93%	38.13%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$309,972	$170,358		$155,716	$379,939	$272,456
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.62%	0.62%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.64%	0.63%		0.61%	0.60%	0.65%
Net investment income (loss), after (Waivers) and/or Recapture	0.36%	0.24%		0.29%	(0.06)%	0.02%
Portfolio turnover rate †	39%	56%		48%	67%	76%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.01	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

63

Financial Highlights (Continued)

PowerShares Dynamic Pharmaceuticals Portfolio

	Year Ended April 30
	2011	2010	2009'	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$19.55	$13.91	$17.20	$19.61	$16.54
Net investment income*	0.17	0.14	0.15	0.10	0.08
Net realized and unrealized gain (loss) on investments	6.56	5.76	(3.32)	(2.45)	3.08
Total from investment operations	6.73	5.90	(3.17)	(2.35)	3.16
Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.12)	(0.06)	(0.08)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.13)	(0.26)	(0.12)	(0.06)	(0.09)
Net asset value at end of year	$26.15	$19.55	$13.91	$17.20	$19.61
Share price at end of year**	$26.17	$19.54	$13.92
NET ASSET VALUE, TOTAL RETURN:***	34.55%	42.69%	(18.52)%	(11.99)%	19.20%
SHARE PRICE TOTAL RETURN***	34.73%	42.51%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$87,606	$57,662	$104,349	$106,615	$82,345
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.76%	0.74%	0.66%	0.69%	0.80%
Net investment income, after (Waivers) and/or Recapture	0.78%	0.83%	0.95%	0.52%	0.43%
Portfolio turnover rate †	9%	35%	31%	45%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$(0.01)	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)

PowerShares Dynamic Retail Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$18.67	$14.64	$15.99	$20.02	$18.29
Net investment income*	0.18	0.06	0.05	0.04	0.07
Net realized and unrealized gain (loss) on investments	3.21	4.08	(1.36)	(3.92)	1.71
Total from investment operations	3.39	4.14	(1.31)	(3.88)	1.78
Distributions to shareholders from:
Net investment income	(0.18)	(0.11)	(0.04)	(0.10)	(0.05)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.18)	(0.11)	(0.04)	(0.15)	(0.05)
Net asset value at end of year	$21.88	$18.67	$14.64	$15.99	$20.02
Share price at end of year**	$21.90	$18.68	$14.64
NET ASSET VALUE, TOTAL RETURN:***	18.35%	28.49%	(8.11)%	(19.41)%	9.72%
SHARE PRICE TOTAL RETURN***	18.39%	28.56%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$13,130	$24,273	$77,607	$14,391	$24,029
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.64%
Expenses, prior to (Waivers) and/or Recapture	1.63%	0.89%	1.08%	1.46%	1.41%
Net investment income, after (Waivers) and/or Recapture	1.01%	0.44%	0.45%	0.22%	0.35%
Portfolio turnover rate †	102%	52%	53%	198%	73%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.13	$0.10	$(0.17)	$(0.07)	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

64

Financial Highlights (Continued)

PowerShares Dynamic Semiconductors Portfolio

	Year Ended April 30,
	2011	2010		2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$14.29	$10.39		$16.32	$19.05	$20.18
Net investment income (loss)*	0.01	0.05		0.04	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	3.92	3.91		(5.92)	(2.72)	(1.09)
Total from investment operations	3.93	3.96		(5.88)	(2.73)	(1.13)
Distribution to shareholder from:
Net investment income	(0.01)	(0.06)		(0.05)	—	—
Return of capital	(0.02)	(0.00	)(a)	—	—	—
Total distributions	(0.03)	(0.06)		(0.05)	—	—
Net asset value at end of year	$18.19	$14.29		$10.39	$16.32	$19.05
Share price at end of year**	$18.20	$14.29		$10.39
NET ASSET VALUE, TOTAL RETURN:***	27.57%	38.16%		(36.01)%	(14.33)%	(5.60)%
SHARE PRICE TOTAL RETURN***	27.64%	38.16%		(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$42,749	$28,573		$36,373	$75,056	$161,886
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%		0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.97%	0.90%		0.82%	0.67%	0.78%
Net investment income (loss), after (Waivers) and/or Recapture	0.04%	0.39%		0.32%	(0.04)%	(0.23)%
Portfolio turnover rate †	64%	68%		65%	56%	51%
Undistributed net investment income (loss) included in price of units issued and redeemed*#	$0.00 (a)	$(0.01)		$(0.01)	$0.02	$(0.01)

PowerShares Dynamic Software Portfolio

	Year Ended April 30,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of year	$22.54	$15.37	$17.53	$20.39	$18.44
Net investment income (loss)*	(0.07)	(0.07)	(0.06)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	5.00	7.24	(2.10)	(2.76)	2.05
Total from investment operations	4.93	7.17	(2.16)	(2.86)	1.95
Net asset value at end of year	$27.47	$22.54	$15.37	$17.53	$20.39
Share price at end of year**	$27.48	$22.55	$15.37
NET ASSET VALUE, TOTAL RETURN:***	21.87%	46.65%	(12.32)%	(14.03)%	10.57%
SHARE PRICE TOTAL RETURN***	21.86%	46.71%	(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (000's omitted)	$83,774	$67,626	$36,896	$35,055	$71,369
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%	0.63%	0.63%	0.63%	0.63%
Expenses, prior to (Waivers) and/or Recapture	0.77%	0.75%	0.97%	0.78%	0.83%
Net investment income (loss), after (Waivers) and/or Recapture	(0.29)%	(0.38)%	(0.42)%	(0.49)%	(0.51)%
Portfolio turnover rate †	46%	33%	53%	64%	59%
Undistributed net investment income included in price of units issued and redeemed*#	$0.01	$0.00 (a)	$0.02	$0.05	$0.00 (a)

*  Based on average shares outstanding.

**  The mean between the last bid and ask prices.

***  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

65

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2011, the Trust offered fifty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

68

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

B. Other Risks

Replication Management Risk. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund's respective Underlying Index. Therefore, a Fund would not necessarily sell a security unless that security is removed from its respective Underlying Index.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of Shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. Each Fund's return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and may make them be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by

69

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Intellidex or Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust's Board members and officers who are not "interested persons" of the Trust or the Adviser, expenses incurred in connection with the Board members' services, including travel expenses and legal fees of counsel for those members of the Board who are not "interested persons" of the Trust and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") pursuant to which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2012. Offering costs excluded from the Expense Cap are: (a) initial legal fees pertaining to the Funds' Shares offered for sale; (b) initial Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2011 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/12	04/30/13	04/30/14
Dynamic Banking Portfolio	$336,114	$81,730	$123,729	$130,655
Dynamic Biotechnology & Genome Portfolio	67,129	18,040	11,574	37,515
Dynamic Building & Construction Portfolio	288,734	104,482	70,891	113,361
Dynamic Energy Exploration & Production Portfolio	240,575	71,755	76,454	92,366
Dynamic Food & Beverage Portfolio	205,489	63,035	66,759	75,695
Dynamic Insurance Portfolio	338,322	101,777	112,112	124,433
Dynamic Leisure and Entertainment Portfolio	296,076	111,337	94,760	89,979
Dynamic Media Portfolio	242,378	108,094	71,141	63,143
Dynamic Networking Portfolio	272,480	109,817	90,723	71,940
Dynamic Oil & Gas Services Portfolio	29,844	—	—	29,844
Dynamic Pharmaceuticals Portfolio	207,923	42,897	73,868	91,158
Dynamic Retail Portfolio	325,264	107,811	93,665	123,788
Dynamic Semiconductors Portfolio	297,754	92,088	92,100	113,566
Dynamic Software Portfolio	256,057	98,470	69,200	88,387

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca (the "Licensor"). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2011, the securities in each Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the fiscal year ended April 30, 2011, there were no significant transfers between investment levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2011 and 2010:

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Banking Portfolio	$237,874	$—	$1,325,518	$13,214
Dynamic Biotechnology & Genome Portfolio	—	—	647,086	217,733
Dynamic Building & Construction Portfolio	2,169,779	404,914	71,961	—
Dynamic Energy Exploration & Production Portfolio	381,171	—	238,490	49,129
Dynamic Food & Beverage Portfolio	1,251,575	—	1,083,897	—
Dynamic Insurance Portfolio	389,896	—	260,945	—
Dynamic Leisure and Entertainment Portfolio	501,284	—	72,405	—

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	2011		2010
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Dynamic Media Portfolio	$407,112	$—	$252,182	$22,607
Dynamic Networking Portfolio	—	461,519	—	—
Dynamic Oil & Gas Services Portfolio	682,880	—	642,185	258,092
Dynamic Pharmaceuticals Portfolio	420,073	—	992,451	—
Dynamic Retail Portfolio	139,474	—	196,273	—
Dynamic Semiconductors Portfolio	15,131	55,929	146,532	8,521
Dynamic Software Portfolio	—	—	—	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Post-October* Deferrals	Shares of Beneficial Interest	Total Net Assets
Dynamic Banking Portfolio	$139,848	$(5,848)	$(377,015)	$(50,213,573)	$(238,186)	$70,814,774	$20,120,000
Dynamic Biotechnology & Genome Portfolio	—	(9,385)	42,295,533	(133,334,333)	(2,129,495)	310,730,847	217,553,167
Dynamic Building & Construction Portfolio	—	(4,765)	5,907,463	(15,504,095)	(51,360)	49,856,946	40,204,189
Dynamic Energy Exploration & Production Portfolio	160,430	(6,305)	23,934,997	(33,756,005)	—	128,642,349	118,975,466
Dynamic Food & Beverage Portfolio	217,957	(5,942)	9,554,975	(19,329,778)	(359,070)	101,803,019	91,881,161
Dynamic Insurance Portfolio	50,034	(4,532)	993,753	(11,995,621)	(69,480)	20,477,733	9,451,887
Dynamic Leisure and Entertainment Portfolio	69,704	(4,492)	6,079,447	(12,617,039)	(1,330,381)	68,735,912	60,933,151
Dynamic Media Portfolio	159,689	(4,987)	19,272,047	(22,625,043)	—	160,079,783	156,881,489
Dynamic Networking Portfolio	—	(4,573)	17,648,282	(6,605,772)	(3,257,305)	164,510,852	172,291,484
Dynamic Oil & Gas Services Portfolio	—	(10,714)	70,473,263	(168,523,963)	—	408,033,511	309,972,097
Dynamic Pharmaceuticals Portfolio	173,602	(6,582)	9,446,304	(21,846,329)	(1,202,029)	101,041,486	87,606,452
Dynamic Retail Portfolio	9,204	(4,452)	1,420,128	(9,265,836)	(425,983)	21,397,174	13,130,235
Dynamic Semiconductors Portfolio	—	(5,279)	7,061,163	(46,651,971)	(681,708)	83,026,696	42,748,901
Dynamic Software Portfolio	—	(5,106)	11,674,342	(17,944,176)	—	90,048,763	83,773,823

* Capital loss incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

The following Funds have capital loss carryforward amounts as of April 30, 2011, which expire on April 30 of each year listed below:

	2013*	2014	2015	2016	2017	2018	2019	Total**
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$28,757,166	$3,909,850	$50,213,573
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	50,397,332	12,898,182	133,334,333
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	3,001,058	6,653,613	15,504,095
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	21,471,013	1,120,243	33,756,005
Dynamic Food & Beverage Portfolio***	—	—	239,185	1,260,041	7,585,250	10,245,302	—	19,329,778
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	3,738,972	878,569	11,995,621
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	2,889,449	2,356,106	12,617,039
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	5,161,647	6,294,489	22,625,043
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	512,618	730,670	6,605,772
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	85,028,926	35,877,910	168,523,963
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	15,494,879	1,618,918	21,846,329
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	1,816,180	2,176,015	9,265,836
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	10,902,954	2,120,823	46,651,971
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	2,938,722	3,242,208	17,944,176

*  Capital loss carryforward amount will expire on November 30, 2013.

**  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

***  During the year ended April 30, 2011, the Dynamic Food & Beverage Portfolio utilized capital loss carryforward of $2,160,087 to offset realized gains.

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

Note 6. Investment Transactions

For the fiscal year ended April 30, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$27,518,024	$28,260,422
Dynamic Biotechnology & Genome Portfolio	157,299,333	153,405,352
Dynamic Building & Construction Portfolio	33,942,391	30,363,991
Dynamic Energy Exploration & Production Portfolio	42,170,853	42,897,644
Dynamic Food & Beverage Portfolio	68,741,028	65,948,442
Dynamic Insurance Portfolio	10,974,115	11,642,534
Dynamic Leisure and Entertainment Portfolio	36,243,025	34,445,649
Dynamic Media Portfolio	54,540,069	55,024,365
Dynamic Networking Portfolio	60,283,783	62,898,957
Dynamic Oil & Gas Services Portfolio	93,228,810	74,961,383
Dynamic Pharmaceuticals Portfolio	6,903,752	6,332,340
Dynamic Retail Portfolio	13,389,009	13,555,532
Dynamic Semiconductors Portfolio	21,416,345	22,044,870
Dynamic Software Portfolio	29,743,352	30,769,517

For the fiscal year ended April 30, 2011, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$33,386,598	$34,574,310
Dynamic Biotechnology & Genome Portfolio	72,031,026	102,286,736
Dynamic Building & Construction Portfolio	34,928,543	47,873,123
Dynamic Energy Exploration & Production Portfolio	102,124,037	73,685,729
Dynamic Food & Beverage Portfolio	125,144,250	129,682,057
Dynamic Insurance Portfolio	17,172,112	27,165,084
Dynamic Leisure and Entertainment Portfolio	68,987,321	79,948,244
Dynamic Media Portfolio	131,984,365	109,447,887
Dynamic Networking Portfolio	193,501,077	96,646,602
Dynamic Oil & Gas Services Portfolio	185,558,088	143,582,672
Dynamic Pharmaceuticals Portfolio	51,904,996	43,402,632
Dynamic Retail Portfolio	22,467,149	34,779,437
Dynamic Semiconductors Portfolio	41,514,579	34,564,148
Dynamic Software Portfolio	76,340,789	71,666,861

Gains and (losses) on in-kind transactions are generally not considered taxable gains and (losses) for Federal income tax purposes.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

At April 30, 2011, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$20,604,954	$(377,015)	$373,733	$(750,748)
Dynamic Biotechnology & Genome Portfolio	175,470,915	42,295,533	46,669,313	(4,373,780)
Dynamic Building & Construction Portfolio	34,364,576	5,907,463	6,207,510	(300,047)
Dynamic Energy Exploration & Production Portfolio	95,176,365	23,934,997	24,235,276	(300,279)
Dynamic Food & Beverage Portfolio	82,359,660	9,554,975	9,884,649	(329,674)
Dynamic Insurance Portfolio	8,529,317	993,753	1,104,235	(110,482)
Dynamic Leisure and Entertainment Portfolio	54,910,644	6,079,447	6,769,598	(690,151)
Dynamic Media Portfolio	137,714,464	19,272,047	21,781,622	(2,509,575)
Dynamic Networking Portfolio	154,784,430	17,648,282	20,644,434	(2,996,152)
Dynamic Oil & Gas Services Portfolio	239,579,559	70,473,263	71,185,867	(712,604)
Dynamic Pharmaceuticals Portfolio	78,212,294	9,446,304	13,174,690	(3,728,386)
Dynamic Retail Portfolio	11,776,942	1,420,128	1,491,872	(71,744)
Dynamic Semiconductors Portfolio	35,770,014	7,061,163	7,461,121	(399,958)
Dynamic Software Portfolio	72,197,742	11,674,342	12,682,524	(1,008,182)

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on April 30, 2011, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2011, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Banking Portfolio	$30,629	$(2,504,277)	$2,473,648
Dynamic Biotechnology & Genome Portfolio	423,524	(22,961,653)	22,538,129
Dynamic Building & Construction Portfolio	(97,010)	(6,082,148)	6,179,158
Dynamic Energy Exploration & Production Portfolio	130,561	(15,623,794)	15,493,233
Dynamic Food & Beverage Portfolio	(95,051)	(17,248,736)	17,343,787
Dynamic Insurance Portfolio	(17,332)	(2,590,913)	2,608,245
Dynamic Leisure and Entertainment Portfolio	(181,536)	(11,068,487)	11,250,023
Dynamic Media Portfolio	54,203	(11,717,810)	11,663,607
Dynamic Networking Portfolio	308,895	(24,454,426)	24,145,531
Dynamic Oil & Gas Services Portfolio	(86,222)	(43,232,021)	43,318,243
Dynamic Pharmaceuticals Portfolio	28,877	(10,752,912)	10,724,035

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2011

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dynamic Retail Portfolio	$(93,007)	$(1,318,908)	$1,411,915
Dynamic Semiconductors Portfolio	(270)	(5,161,975)	5,162,245
Dynamic Software Portfolio	153,163	(11,853,889)	11,700,726

Note 8. Trustees' Fees

The Fund compensates each Trustee who is not an "interested person" as defined in the 1940 Act (an "Independent Trustee"). The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2011, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2011

78

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2011:

Federal Income Tax Information

	Qualified dividend income*	Corporate dividends- received deduction*
Dynamic Banking Portfolio	100%	100%
Dynamic Biotechnology & Genome Portfolio	0%	0%
Dynamic Building & Construction Portfolio	100%	100%
Dynamic Energy Exploration & Production Portfolio	100%	100%
Dynamic Food & Beverage Portfolio	100%	100%
Dynamic Insurance Portfolio	100%	100%
Dynamic Leisure and Entertainment Portfolio	100%	100%
Dynamic Media Portfolio	100%	100%
Dynamic Networking Portfolio	0%	0%
Dynamic Oil & Gas Services Portfolio	100%	100%
Dynamic Pharmaceuticals Portfolio	100%	100%
Dynamic Retail Portfolio	100%	100%
Dynamic Semiconductors Portfolio	100%	100%
Dynamic Software Portfolio	0%	0%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

79

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and Officers information is current as of April 30, 2011.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	107	None

Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008); Director of Open Architecture and Trading (2007-2008); Head of Fundamental Research (2004-2007); and Vice President and Senior Fixed Income Strategist (1994-2001). BMO Financial Group/Harris Private Bank	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

80

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	107	None

Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (2004-Present)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

81

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

82

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2003	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

83

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (54) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	107	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At April 30, 2011, the Fund Complex consisted of the Trust's 56 portfolios and three other exchange-traded fund trusts with 51 portfolios advised by the Adviser.

84

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2006 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations. The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (49) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008- Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

85

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (53) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

  *  This is the date the Officer began serving the Trust. Each Officer serves a one-year term, until his successor is elected.

86

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 14, 2011, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 54 series (each, a "Fund" and collectively, the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares S&P 500® High Quality Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are

87

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2010, including reports on the correlation and tracking error between the underlying index and each Fund's performance, as well as the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund is:

•  0.50% of the Fund's average net assets, for each Fund other than PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio;

•  0.40% of the Fund's average net assets, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio; and

•  0.29% of the Fund's average net assets, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio.

88

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

The Trustees also noted that the Adviser has agreed to waive a portion of its advisory fee and/or pay expenses (an "Expense Cap") to the extent necessary to prevent the annual operating expenses of each Fund from exceeding the percentage of that Fund's average daily net assets, at least until August 31, 2012, as set forth below:

•  0.60%, excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Dynamic OTC Portfolio and PowerShares Dynamic Market Portfolio;

•  0.50%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio;

•  0.50%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio (the Trustees noted that the Expense Cap for each of these Funds was reduced to 0.50% effective July 1, 2010);

•  0.39%, excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio; and

•  0.60%, excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses, for each other Fund.

The Trustees noted that the Adviser represented that it does not provide investment advisory services to any clients other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

•  higher than the median advisory fee of its ETF peer funds (except for the advisory fee of each of PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares Golden Dragon Halter USX China Portfolio, which was equal to or lower than the median advisory fee of its ETF peer funds); and

•  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than

89

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

the median advisory fee of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees determined that the advisory fees were reasonable, noting the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratio for each Fund was:

•  higher than the median expense ratio of its ETF peer funds (except for the net expense ratio of each of PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or less than the median expense ratio of its ETF peer funds); and

•  higher than the median expense ratio of its open-end index peer funds (except for the net expense ratio of each of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Healthcare Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio and PowerShares S&P 500® High Quality Portfolio, which was equal to or lower than the median expense ratio of its open-end index peer funds, and there was no comparable data for PowerShares Financial Preferred Portfolio or PowerShares Global Listed Private Equity Portfolio); but

•  lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds, and those Funds for which license fees are included in the Funds' Expense Caps.

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund's Expense Cap) were reasonable and appropriate in light of the services provided.

90

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Also at the April 14, 2011 meeting, the Adviser proposed reducing the annual advisory fee for each of PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio (each, a "Style Fund") effective June 16, 2011. The Adviser also proposed revising each Style Fund's Expense Cap that is in place until August 31, 2012 to further reduce each Style Fund's annual operating expenses effective June 16, 2011. The Board considered the Adviser's representation that there would be no diminution in the quantity or quality of services provided to each Style Fund in connection with the amendment to the Investment Advisory Agreement to reflect the advisory fee changes. The Board concluded for each Style Fund that the reduced advisory fee was appropriate, and determined to approve the amended Investment Advisory Agreement and amended Expense Cap, effective June 16, 2011.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio and expense limitation agreed to by the Adviser. The Trustees noted that, for Funds whose expenses are higher than their respective Expense Caps, any reduction in that Fund's expenses would be enjoyed by the Adviser, but that Fund shareholders benefit from the lower expense ratio as a result of the Fund's Expense Cap. The Trustees also noted that the Excess Expense Agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund, other than PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate, noting the Fund expenses the Adviser has borne as a result of the Expense Cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2011 Invesco PowerShares Capital Management LLC  P-PS-AR-7

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).   No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended April 30, 2011.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2011	Percentage of Services Approved for fiscal year end 2011 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PwC for Services Rendered to the Registrant for fiscal year end 2010	Percentage of Services Approved for fiscal year end 2010 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$761,600	N/A	$1,054,000	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$393,015	0%	$542,250	0%

All Other Fees	$0	0%	$0	0%

Total Fees	$1,154,615	0%	$1,596,250	0%

PwC billed the Registrant aggregate fees of $ 393,015 for the fiscal year ended April 30, 2011 and $542,250 for the fiscal year ended April 30, 2010, for non-audit services rendered to the Registrant.

(1)           For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during  the  fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)           Tax fees for the fiscal year ended April 30, 2011 includes fees billed for reviewing tax returns and 2010 excise tax returns and excise tax distribution calculations ..Tax fees for the fiscal year ended April 30, 2010 included fees billed for reviewing tax returns, excise tax returns and excise distribution calculations in addition to preparing the final tax returns for the thirteen liquidating portfolios.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended April 30, 2011 and April 30, 2010.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of
the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                  Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                  Financial information systems design and implementation

•                  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                  Management functions

•                  Human resources

•                  Broker-dealer, investment adviser, or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

•                  Any service or product provided for a contingent fee or a commission

•                  Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                  Tax services for persons in financial reporting oversight roles at the Fund

•                  Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of a partner of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC partner was not involved in the Registrant’s audit.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and  Treasurer  (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)                    Code of Ethics.

(a)(2)                    Certifications of the Registrant’s  President and  Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)                    Not applicable.

(b)                                 Certifications of the Registrant’s  President and  Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	June 30, 2011

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Treasurer

Date:	June 30 2011